UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%

Consumer Discretionary — 9.7%
Advance Auto Parts	4,000	$169
Aeropostale *	4,900	192
Amazon.com * (A)	62,580	5,081
American Eagle Outfitters	5,200	70
Apollo Group, Cl A *	12,400	804
Autoliv	6,200	199
AutoNation * (A)	2,900	55
AutoZone * (A)	3,187	469
Barnes & Noble (A)	4,300	89
Bed Bath & Beyond *	2,100	77
Best Buy (A)	31,140	1,130
Big Lots *	14,500	369
BorgWarner	1,100	33
Brinker International	3,000	44
Brink’s Home Security Holdings *	100	3
Cablevision Systems, Cl A	9,526	213
Career Education *	3,800	90
Carmax * (A)	5,000	87
Carnival	2,200	64
Carter’s *	1,000	25
CBS, Cl B	2,600	27
Charlotte Russe Holding *	6,100	106
Chico’s FAS * (A)	37,600	479
Chipotle Mexican Grill, Cl A *	800	67
Coach	54,350	1,538
Comcast, Cl A	358,647	5,494
Core-Mark Holding *	2,000	57
Darden Restaurants	18,300	603
Dick’s Sporting Goods *	6,400	143
DIRECTV Group * (A)	26,600	659
DISH Network, Cl A *	27,000	440
Dollar Tree *	200	10
Domino’s Pizza * (A)	4,800	39
DR Horton	3,600	48
DreamWorks Animation SKG, Cl A *	1,600	54
Eastman Kodak (A)	250,700	1,334
Expedia * (A)	4,300	99
Family Dollar Stores	10,000	303
Foot Locker	35,300	376
Ford Motor *	16,400	125
GameStop, Cl A * (A)	1,100	26
Gannett (A)	8,000	69
Gap	84,500	1,660
Garmin (A)	17,900	588
Gentex	500	7
Genuine Parts	4,958	184
Goodyear Tire & Rubber *	9,800	162
H&R Block	13,200	228
Hanesbrands * (A)	19,900	419
Harley-Davidson (A)	9,800	235
Harman International Industries	1,500	45
Hasbro	23,700	673
Hillenbrand	300	6
Home Depot	62,500	1,706
International Game Technology	8,300	174
ITT Educational Services *	400	42
J.C. Penney (A)	45,700	1,373
Jarden *	13,700	334
Johnson Controls (A)	65,986	1,634
Jos. A. Bank Clothiers *	1,400	62
KB Home (A)	3,600	66
Kohl’s * (A)	4,594	237
Lamar Advertising, Cl A *	200	5
Las Vegas Sands * (A)	2,300	33
La-Z-Boy, Cl Z (A)	17,300	147
Leggett & Platt	18,500	338
Lennar, Cl A	8,200	124
Liberty Global, Cl A *	374	8
Liberty Media - Capital, Ser A *	3,800	72
Liberty Media - Entertainment, Cl A *	7,000	195
Limited Brands (A)	37,200	555
LKQ *	500	9
Lowe’s	141,905	3,051
Macy’s	39,300	610
Magna International, Cl A	1,800	82
Marriott International, Cl A (A)	16,070	384
McDonald’s	37,755	2,123
McGraw-Hill	24,300	817
MDC Holdings	700	26
Meredith (A)	700	19
MGM Mirage * (A)	10,000	85
Mohawk Industries *	200	10
NetFlix * (A )	400	18
Newell Rubbermaid	2,000	28
News, Cl A	34,100	366
NIKE, Cl B	65,780	3,644
Nordstrom	1,400	39
Office Depot *	16,300	85
Omnicom Group	20,200	734
O’Reilly Automotive *	5,900	226
Panera Bread, Cl A * (A)	600	31
Penn National Gaming * (A)	4,400	129
PetSmart	27,900	583
Polo Ralph Lauren, Cl A	800	53
priceline.com *	100	15
Pulte Homes	6,692	85
RadioShack	32,000	484
Regal Entertainment Group, Cl A	2,700	34
Ross Stores	16,100	751
Royal Caribbean Cruises (A)	3,100	59
Ruby Tuesday *	19,600	143
Sally Beauty Holdings *	16,400	117
Scholastic	1,600	39
Scientific Games, Cl A *	4,300	66
Scripps Networks Interactive, Cl A	700	23
Sears Holdings * (A)	38,350	2,433
Shaw Communications, Cl B	3,500	60
Sherwin-Williams	4,925	296
Signet Jewelers	1,100	27
Smith & Wesson Holding * (A)	22,800	122
Snap-On	317	12
Stanley Works	5,000	205
Staples (A)	210,970	4,559
Starbucks *	8,500	161
Starwood Hotels & Resorts Worldwide (A)	12,330	367
Steven Madden *	1,900	61

1	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Strayer Education (A)	2,500	$528
Target	44,474	2,090
Texas Roadhouse, Cl A *	2,000	20
Thor Industries (A)	900	23
Tiffany	300	11
Tim Hortons	8,900	252
Time Warner	167,794	4,683
Time Warner Cable, Cl A	49,293	1,820
TJX	21,900	787
Toll Brothers *	3,100	70
True Religion Apparel *	12,700	287
TRW Automotive Holdings *	6,600	117
Universal Technical Institute *	2,200	44
VF	2,559	178
Viacom, Cl B * (A)	55,728	1,395
Virgin Media (A)	11,800	135
Walt Disney	87,442	2,277
Weight Watchers International	62,000	1,701
Wendy’s, Cl A	8,800	44
Whirlpool (A)	10,700	687
Williams-Sonoma	5,400	103
WMS Industries *	1,500	64
Wyndham Worldwide	22,300	338
Wynn Resorts * (A)	1,400	76
Yum! Brands	55,770	1,910

		75,582

Consumer Staples — 8.3%
Altria Group	35,038	640
American Italian Pasta, Cl A *	5,500	166
Archer-Daniels-Midland	46,700	1,346
Avon Products	35,730	1,139
BJ’s Wholesale Club * (A)	27,100	883
Brown-Forman, Cl B	6,475	290
Bunge (A)	7,000	469
Campbell Soup	33,800	1,060
Central European Distribution *	1,700	55
Chiquita Brands International* (A)	18,800	290
Church & Dwight	400	23
Clorox	8,800	520
Coca-Cola	55,881	2,725
Coca-Cola Enterprises	41,700	843
Colgate-Palmolive	15,239	1,108
ConAgra Foods	92,500	1,899
Constellation Brands, Cl A *	3,600	53
Corn Products International	15,700	466
Costco Wholesale	31,430	1,602
CVS Caremark	119,022	4,466
Dean Foods *	600	11
Del Monte Foods	41,500	435
Dr Pepper Snapple Group *	700	19
Energizer Holdings *	1,200	78
Estee Lauder, Cl A	500	18
General Mills	20,346	1,215
Green Mountain Coffee Roasters *	400	24
Hansen Natural *	1,300	43
Herbalife	13,600	412
Hershey (A)	12,700	498
HJ Heinz	10,607	408
Hormel Foods	1,600	59
JM Smucker	4,700	246
Kellogg	21,382	1,007
Kimberly-Clark	23,154	1,400
Kraft Foods, Cl A	87,234	2,473
Kroger	72,822	1,572
Lancaster Colony	500	25
Lorillard	859	63
McCormick	981	32
Molson Coors Brewing, Cl B	700	33
NBTY *	400	15
Pepsi Bottling Group	21,700	775
PepsiAmericas	1,300	36
PepsiCo	109,729	6,218
Philip Morris International	50,468	2,307
Prestige Brands Holdings *	8,300	61
Procter & Gamble	218,962	11,848
Ralcorp Holdings *	800	50
Revlon, Cl A * (A)	3,900	18
Reynolds American	32,284	1,476
Safeway	62,900	1,198
Sanderson Farms	7,800	325
Sara Lee	50,900	493
Smithfield Foods * (A)	5,500	68
Supervalu	31,400	451
Sysco (A)	11,924	304
Tyson Foods, Cl A	7,500	90
Walgreen	133,470	4,522
Wal-Mart Stores	90,767	4,617
Whole Foods Market * (A)	4,700	137

		65,123

Energy — 10.5%
Alpha Natural Resources * (A)	5,567	180
Anadarko Petroleum	20,700	1,094
Apache	19,000	1,614
Arch Coal	4,400	76
Atwood Oceanics *	1,000	29
Baker Hughes	1,201	41
BJ Services	47,200	758
Cabot Oil & Gas	2,600	92
Cameron International *	1,258	45
Canadian Natural Resources	25,025	1,432
Chesapeake Energy	22,500	514
Chevron	168,884	11,812
Cimarex Energy (A)	3,800	148
Concho Resources *	2,400	78
ConocoPhillips	155,697	7,011
Consol Energy	2,700	101
Denbury Resources *	9,400	143
Devon Energy	10,700	657
Diamond Offshore Drilling (A)	6,000	537
Dresser-Rand Group *	10,200	303
El Paso	40,200	371
Encore Acquisition * (A)	3,600	136
ENSCO International	700	26
EOG Resources	40,600	2,923
EXCO Resources *	1,600	24
Exterran Holdings *	2,500	45
Exxon Mobil	312,555	21,613
FMC Technologies *	6,300	301
Forest Oil *	1,900	30
Frontier Oil	9,500	122
Frontline (A)	200	5

2	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Halliburton (A)	80,870	$1,917
Helix Energy Solutions Group *	64,600	756
Hess	4,153	210
Holly	5,100	117
International Coal Group * (A)	2,900	9
Marathon Oil	83,764	2,586
Massey Energy (A)	4,500	122
Murphy Oil	23,200	1,322
Nabors Industries *	2,000	35
National Oilwell Varco *	56,114	2,040
Newfield Exploration *	2,200	85
Noble Energy	1,500	91
Occidental Petroleum (A)	54,450	3,980
Oceaneering International *	2,100	110
Overseas Shipholding Group (A)	3,700	131
Patterson-UTI Energy (A)	44,800	595
Peabody Energy	3,800	124
PetroHawk Energy *	7,100	153
Petroleo Brasileiro ADR	21,755	862
Pioneer Natural Resources	1,000	29
Plains Exploration & Production *	1,000	26
Pride International *	1,800	46
Quicksilver Resources * (A)	6,600	71
Range Resources (A)	18,175	879
SandRidge Energy *	7,200	88
Schlumberger	45,186	2,539
SEACOR Holdings *	6,800	518
Seahawk Drilling *	200	4
Smith International	1,700	47
Southern Union	56,800	1,127
Southwestern Energy *	2,700	100
Spectra Energy	23,600	444
St. Mary Land & Exploration	1,800	47
Stone Energy *	9,000	115
Suncor Energy (A)	14,924	457
Sunoco	19,500	525
Superior Energy Services *	1,700	31
Tesoro (A)	5,500	77
Tidewater	19,100	825
Transocean *	30,660	2,325
Valero Energy	47,700	894
Walter Industries	7,000	363
Western Refining * (A)	16,600	101
Whiting Petroleum *	1,800	87
Willbros Group *	6,300	78
Williams	36,800	605
XTO Energy	50,037	1,931

		81,885

Financials — 15.9%
ACE	4,200	219
Affiliated Managers Group *	1,500	98
Aflac	113,240	4,600
Allied World Assurance Holdings	8,000	371
Allstate	95,020	2,793
AMB Property ‡	1,000	23
American Express	146,942	4,969
American Financial Group	11,500	295
American International Group (A)	1,740	79
AmeriCredit * (A)	6,800	117
Ameriprise Financial	54,200	1,628
Annaly Capital Management ‡	57,600	999
Anworth Mortgage Asset ‡	4,100	31
AON	861	36
Arch Capital Group *	1,000	65
Argo Group International Holdings *	2,200	78
Aspen Insurance Holdings	6,100	155
Associated Banc	9,000	93
Assurant	8,807	264
Assured Guaranty (A)	9,400	187
AvalonBay Communities ‡	203	13
Axis Capital Holdings	18,600	567
Bancorpsouth (A)	6,600	152
Bank of America	563,458	9,911
Bank of Hawaii (A)	2,200	87
Bank of New York Mellon	144,586	4,281
BB&T	51,701	1,445
BlackRock, Cl A (A)	2,800	559
BOK Financial (A)	12,300	556
Boston Properties ‡	800	48
Brandywine Realty Trust ‡	29,900	317
BRE Properties ‡	600	17
Brookfield Asset Management, Cl A	32,100	652
Brown & Brown (A)	8,800	175
Camden Property Trust ‡	500	18
Capital One Financial	67,950	2,534
CapitalSource	4,900	20
Capitol Federal Financial	1,200	39
Cardinal Financial	3,900	31
CB Richard Ellis Group, Cl A * (A)	8,000	95
Charles Schwab (A)	53,635	969
Chimera Investment ‡	19,000	72
Chubb	44,460	2,196
Cincinnati Financial	35,700	918
CIT Group (A)	13,100	23
Citigroup (A)	406,130	2,031
City National (A)	3,000	119
CME Group, Cl A	14,480	4,214
Colonial Properties Trust ‡	6,900	62
Comerica	13,400	357
Commerce Bancshares	3,930	144
Corporate Office Properties Trust ‡	600	22
Credicorp	2,700	193
Cullen/Frost Bankers	3,500	172
Digital Realty Trust ‡	400	17
Discover Financial Services	13,500	186
Duke Realty ‡ (A)	14,200	164
Eaton Vance	3,800	109
Endurance Specialty Holdings (A)	26,500	913
Equity Residential ‡	700	19
Erie Indemnity, Cl A	1,000	39
Essex Property Trust ‡ (A)	100	7
Everest Re Group	7,200	607
Federal Realty Investment Trust ‡	600	37
Federated Investors, Cl B (A)	9,100	239
Fidelity National Financial, Cl A	600	9
Fifth Third Bancorp	6,800	74
First Community Bancshares (A)	1,300	16
First Financial Holdings	3,900	70
First Horizon National * (A)	3,504	47

3	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Flushing Financial	2,800	$37
Forest City Enterprises, Cl A	15,000	139
Franklin Resources	9,071	847
Fulton Financial (A)	3,200	24
Genworth Financial, Cl A	4,500	48
Goldman Sachs Group	56,294	9,314
Greenhill	900	71
Greenlight Capital Re, Cl A *	3,700	68
Hallmark Financial Services *	2,500	18
Hartford Financial Services Group	12,323	292
HCC Insurance Holdings	9,000	238
HCP ‡	12,100	345
Health Care REIT ‡ (A)	1,100	47
Hospitality Properties Trust ‡	19,200	350
Host Hotels & Resorts ‡	7,700	77
HRPT Properties Trust ‡	12,800	83
Hudson City Bancorp	68,000	892
Huntington Bancshares (A)	80,900	369
IntercontinentalExchange *	33,400	3,133
Invesco	15,900	330
Jefferies Group (A)	8,300	196
Jones Lang LaSalle	1,900	89
JPMorgan Chase	298,940	12,992
Keycorp	26,400	176
Lazard, Cl A	2,900	113
Legg Mason	1,400	40
Leucadia National	1,600	40
Liberty Property Trust ‡	2,600	85
Lincoln National (A)	17,500	442
Loews	10,547	360
M&T Bank (A)	1,800	111
Macerich ‡ (A)	400	11
Mack-Cali Realty ‡	400	13
Markel *	100	33
Marsh & McLennan	5,725	135
Marshall & Ilsley	11,300	80
MBIA * (A)	5,200	35
MetLife	19,490	736
MFA Mortgage Investments ‡	5,200	41
Montpelier Re Holdings	27,800	447
Moody’s (A)	33,400	910
Morgan Stanley	88,967	2,577
MSCI, Cl A * (A)	1,500	44
NASDAQ OMX Group *	4,200	92
Nationwide Health Properties ‡	300	10
New York Community Bancorp(A)	14,700	156
NewAlliance Bancshares (A)	11,900	140
Northern Trust	19,335	1,130
NYSE Euronext	82,500	2,338
Old Republic International	2,600	31
OneBeacon Insurance Group, Cl A	8,000	110
optionsXpress Holdings	10,700	178
Parkway Properties ‡	2,600	47
PartnerRe	5,400	399
People’s United Financial	35,960	577
PHH *	6,100	130
Platinum Underwriters Holdings	13,200	479
Plum Creek Timber ‡ (A)	300	9
PNC Financial Services Group	32,129	1,368
Principal Financial Group	11,600	329
Progressive	18,400	304
ProLogis ‡ (A)	3,200	36
Protective Life	3,400	73
Prudential Financial	57,700	2,918
Public Storage ‡	2,400	169
Ramco-Gershenson Properties ‡	2,300	24
Raymond James Financial (A)	5,900	134
Realty Income ‡ (A)	1,000	26
Regions Financial	38,355	225
RenaissanceRe Holdings	2,800	152
Senior Housing Properties Trust ‡	2,800	56
Simon Property Group ‡	11,517	733
SL Green Realty ‡ (A)	1,100	39
SLM * (A)	10,100	90
StanCorp Financial Group	7,000	265
State Street	45,700	2,398
SunTrust Banks (A)	5,300	124
T. Rowe Price Group	27,932	1,266
Taubman Centers ‡ (A)	18,300	580
TCF Financial (A)	10,800	149
TD Ameritrade Holding *	11,000	212
TFS Financial	3,000	34
Torchmark	5,245	223
Transatlantic Holdings	500	24
Travelers	58,418	2,945
Trustco Bank (A)	12,800	80
UDR ‡ (A)	423	5
Unum Group	86,600	1,951
US Bancorp (A)	64,055	1,449
Valley National Bancorp (A)	6,666	78
Ventas ‡	600	24
Vornado Realty Trust ‡	808	47
Waddell & Reed Financial, Cl A	5,700	151
Webster Financial	1,900	25
Weingarten Realty Investors ‡	600	12
Wells Fargo (A)	341,864	9,408
Wilmington Trust (A)	500	7
WR Berkley (A)	11,200	286
XL Capital, Cl A	42,400	736
Zions Bancorporation (A)	6,000	106

		124,177

Health Care — 13.1%
Abbott Laboratories	75,538	3,417
Aetna	142,600	4,064
Alexion Pharmaceuticals *	300	14
Allergan	112,300	6,280
Allscripts-Misys Healthcare Solutions	1,800	27
American Medical Systems Holdings *	7,700	117
AmerisourceBergen	30,100	641
Amgen *	85,710	5,120
Amylin Pharmaceuticals *(A)	7,460	94
Baxter International	48,919	2,784
Beckman Coulter	200	14
Becton Dickinson	12,081	841
Biogen Idec * (A)	14,900	748
BioMarin Pharmaceutical *	300	5
Boston Scientific *	14,200	167
Bristol-Myers Squibb	180,313	3,990

4	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
C.R. Bard	6,750	$544
Cantel Medical *	7,500	101
Cardinal Health	5,684	197
Celgene *	15,241	795
Cephalon * (A)	2,000	114
Cerner * (A)	800	49
CIGNA	22,514	663
Cooper	13,700	374
Coventry Health Care *	14,300	312
DaVita *	3,100	160
Dendreon *	3,700	87
Dentsply International (A)	1,700	57
Edwards Lifesciences *	4,200	260
Eli Lilly	82,604	2,764
Endo Pharmaceuticals Holdings*(A)	24,500	553
Enzon Pharmaceuticals * (A)	5,200	37
Express Scripts *	14,320	1,034
Forest Laboratories *	39,600	1,159
Gen-Probe *	1,000	39
Genzyme *	1,300	72
Gilead Sciences *	122,558	5,522
Health Management Associates, Cl A *	2,300	16
Health Net *	4,700	72
HLTH * (A)	4,300	62
Hologic *	3,000	49
Hospira *	8,500	332
Humana *	10,500	375
ICU Medical *	1,000	37
Idexx Laboratories *	400	20
Illumina *	600	21
IMS Health	7,100	99
Intuitive Surgical *	5,600	1,247
Inverness Medical Innovations *	5,900	210
Isis Pharmaceuticals *	2,300	37
Johnson & Johnson	132,509	8,009
Kinetic Concepts *	13,100	419
King Pharmaceuticals * (A)	43,300	449
Laboratory Corp of America *	2,452	171
LifePoint Hospitals * (A)	3,300	83
Lincare Holdings * (A)	12,000	317
McKesson	6,917	393
Medco Health Solutions *	82,646	4,564
Mednax *	100	5
Medtronic	61,371	2,351
Merck (A)	123,234	3,997
Mettler Toledo International *	6,300	551
Mylan Laboratories * (A)	7,100	104
Myriad Genetics *	900	28
Novo Nordisk ADR (A)	42,800	2,611
Omnicare	2,700	62
Orthofix International *	2,700	74
Perrigo	10,300	304
Pfizer	426,579	7,124
Pharmaceutical Product Development	800	16
Psychiatric Solutions *	3,500	94
Quest Diagnostics	19,600	1,058
Quidel *	5,200	80
ResMed *	1,300	60
Schering-Plough	27,800	783
St. Jude Medical *	52,620	2,028
Stryker	24,791	1,028
Symmetry Medical *	9,900	109
Teleflex	1,800	82
Teva Pharmaceutical Industries ADR (A)	27,510	1,417
Thermo Fisher Scientific *	25,883	1,170
Thoratec *	5,600	147
United Therapeutics *	200	18
UnitedHealth Group	268,800	7,526
Universal Health Services, Cl B	6,600	388
Valeant Pharmaceuticals International * (A)	8,700	225
Varian Medical Systems *	900	39
VCA Antech *	1,100	27
Vertex Pharmaceuticals *	2,400	90
Warner Chilcott, Cl A * (A)	16,700	340
Watson Pharmaceuticals * (A)	28,500	1,006
WellPoint *	59,100	3,123
Wyeth	67,960	3,252
Zimmer Holdings *	17,610	834

		102,349

Industrials — 8.3%
3M	17,298	1,247
ABB ADR (A)	14,940	286
Aecom Technology *	6,400	175
AGCO *	15,900	497
Alliant Techsystems *	3,900	301
Applied Signal Technology	300	8
BE Aerospace *	4,200	72
Boeing (A)	56,430	2,803
Bucyrus International, Cl A	1,400	42
Burlington Northern Santa Fe	19,200	1,594
C.H. Robinson Worldwide (A)	10,287	579
Carlisle	1,600	53
Caterpillar	24,320	1,102
Chart Industries *	3,900	73
Cintas	4,200	115
Continental Airlines, Cl B * (A)	400	5
Con-way	2,500	105
Cooper Industries, Cl A	10,200	329
CSX	10,190	433
Cummins	43,535	1,973
Danaher	21,065	1,279
Deere	9,900	432
Dover	17,600	609
Dun & Bradstreet	2,007	147
Emerson Electric	16,288	600
Equifax	7,600	210
Expeditors International Washington (A)	98,900	3,230
Fastenal (A)	4,800	174
Federal Signal	2,300	16
FedEx	3,500	240
First Solar * (A)	1,000	122
Flowserve	900	77
Fluor (A)	11,900	630
Gardner Denver *	18,700	607
General Cable * (A)	3,800	134
General Dynamics	37,486	2,219
General Electric	754,643	10,490

5	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Goodrich	24,800	$1,368
Graco (A)	200	5
Harsco	22,900	714
Hertz Global Holdings * (A)	7,900	78
Honeywell International	8,922	328
Hubbell, Cl B	1,600	62
IDEX	1,100	29
Illinois Tool Works	32,300	1,351
Ingersoll-Rand	7,600	235
Iron Mountain *	3,100	91
ITT	1,860	93
Jacobs Engineering Group *	2,100	92
JB Hunt Transport Services (A)	700	20
Joy Global	800	31
Kansas City Southern *	500	12
KBR	38,600	874
Kennametal	1,800	40
L-3 Communications Holdings, Cl 3	20,400	1,518
LaBarge *	1,600	16
Lennox International	800	29
Lincoln Electric Holdings	800	36
Lockheed Martin	21,590	1,619
Manpower	1,000	52
Masco	2,400	35
McDermott International *	24,200	575
Monster Worldwide *	1,300	21
MSC Industrial Direct, Cl A	900	35
Multi-Color	2,700	38
Navistar International *	600	26
Norfolk Southern	17,200	789
Northrop Grumman	45,059	2,199
Oshkosh Truck	5,900	198
Owens Corning *	500	11
Paccar	500	18
Parker Hannifin	8,400	409
Pentair	2,000	57
Pitney Bowes	2,400	54
Precision Castparts	825	75
Quanta Services *	56,500	1,250
Raytheon	40,000	1,887
Republic Services, Cl A	2,315	59
Robert Half International	700	18
Rockwell Automation	2,000	84
Rockwell Collins	2,400	111
Roper Industries	1,100	52
RR Donnelley & Sons	52,700	940
Shaw Group *	3,300	97
Southwest Airlines	5,000	41
Spirit Aerosystems Holdings, Cl A *	4,000	62
Stericycle *	2,302	114
SunPower, Cl A *	1,600	41
Terex * (A)	4,700	77
Textron	2,800	43
Thomas & Betts *	4,000	111
Toro	2,300	87
TransDigm Group *	1,400	62
Tyco International	27,400	868
Union Pacific	37,337	2,233
United Parcel Service, Cl B	87,105	4,657
United Technologies	69,709	4,138
URS *	7,800	337
UTi Worldwide	2,200	28
Waste Connections *	700	19
Waste Management (A)	34,600	1,035
Waste Services *	2,500	11
Watson Wyatt Worldwide, Cl A	800	35
WW Grainger (A)	7,600	665

		65,403

Information Technology — 20.5%
Accenture, Cl A	35,265	1,164
Acme Packet *	5,800	47
Activision Blizzard *	9,410	109
Adobe Systems *	147,045	4,620
Advanced Micro Devices * (A)	25,100	109
Affiliated Computer Services, Cl A *	4,200	188
Akamai Technologies *	9,100	161
Alliance Data Systems * (A)	4,400	244
Altera (A)	12,400	238
Amdocs *	11,400	277
Analog Devices	38,500	1,088
Apple *	78,967	13,283
Applied Materials	300	4
Applied Micro Circuits *	8,400	67
Arris Group *	4,200	56
Arrow Electronics *	100	3
ASML Holding, Cl G (A)	36,495	1,003
Autodesk *	43,100	1,010
Automatic Data Processing	12,946	497
Avnet *	7,900	211
BMC Software *	11,400	406
Brightpoint *	2,800	21
Broadcom, Cl A * (A)	73,745	2,098
Broadridge Financial Solutions	4,900	102
CA	98,300	2,191
Cadence Design Systems *	11,800	74
Ciena * (A)	3,200	43
Cirrus Logic *	3,500	17
Cisco Systems *	466,055	10,067
Citrix Systems *	1,400	50
Cognizant Technology Solutions, Cl A *	3,000	105
CommScope *	800	22
Computer Sciences *	20,800	1,016
Compuware *	9,200	66
Convergys *	400	4
Corning	30,600	461
Cree * (A)	5,400	199
CTS	2,800	25
Cypress Semiconductor * (A)	11,900	120
Dell * (A)	58,600	928
Diebold	2,400	72
Dolby Laboratories, Cl A * (A)	3,300	129
DTS *	1,500	40
eBay *(A)	171,800	3,804
Electronic Arts *	69,306	1,263
EMC *	322,645	5,130
Equinix * (A)	800	67
F5 Networks *	3,900	134

6	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Factset Research Systems (A)	800	$44
Fidelity National Information Services (A)	1,151	28
Fiserv *	5,900	285
Global Payments	900	38
Google, Cl A *	22,837	10,543
Harris	11,900	413
Harris Stratex Networks, Cl A *	2,335	14
Hewitt Associates, Cl A *	6,200	223
Hewlett-Packard	169,200	7,595
i2 Technologies *	1,100	16
IAC *	5,900	109
Ingram Micro, Cl A *	60,500	1,014
Integrated Device Technology *	600	4
Intel	275,341	5,595
Interactive Intelligence *	5,500	95
International Business Machines	71,631	8,456
International Rectifier *	1,200	23
Intuit * (A)	125,500	3,485
Itron *	500	27
Jabil Circuit	5,800	63
JDS Uniphase *	15,400	106
Juniper Networks *	7,200	166
Kla-Tencor	900	28
Lam Research * (A)	3,200	98
Linear Technology	7,600	202
LSI *	35,000	182
Marvell Technology Group *	7,900	121
Mastercard, Cl A (A)	19,380	3,927
Maxim Integrated Products	1,700	32
McAfee *	8,100	322
MEMC Electronic Materials *	5,900	94
Metavante Technologies *	6,100	192
Microchip Technology (A)	2,700	72
Micron Technology *	12,500	92
Micros Systems *	2,100	59
Microsoft	502,149	12,378
Molex (A)	4,400	80
Motorola (A)	81,300	584
National Instruments	1,400	36
National Semiconductor (A)	3,300	50
NCR *	29,300	391
NetApp *	4,400	100
NeuStar, Cl A *	8,500	197
Nokia ADR (A)	92,900	1,302
Novatel Wireless *	9,900	96
Novell *	900	4
Novellus Systems *	3,900	75
Nvidia *	10,000	145
ON Semiconductor * (A)	6,600	53
Oracle	205,716	4,499
Paychex (A)	40,400	1,143
Perot Systems, Cl A *	42,500	708
Qualcomm	219,565	10,192
Rackspace Hosting * (A)	53,800	696
Rambus * (A)	3,300	63
Red Hat *	5,700	131
Research In Motion *	3,580	262
RF Micro Devices *	3,800	18
RightNow Technologies *	12,300	155
Rovi *	1,208	37
SAIC *	5,400	100
SanDisk *	3,200	57
Seagate Technology	88,300	1,223
Silicon Laboratories *	2,400	108
Sohu.com * (A)	400	24
Solera Holdings	800	21
Sun Microsystems *	17,500	162
Sybase *	4,500	157
Symantec *	219,440	3,318
Synopsys * (A)	17,800	378
Tech Data *	15,000	571
Tellabs *	13,000	82
Teradata *	106,400	2,865
Teradyne *	4,200	35
Texas Instruments (A)	128,432	3,158
THQ *	2,300	13
Total System Services	2,600	40
Trimble Navigation *	2,900	74
Tyco Electronics	11,100	253
Varian Semiconductor Equipment Associates *	1,300	40
VeriSign * (A)	126,700	2,685
Visa, Cl A (A)	88,795	6,313
Vishay Intertechnology * (A)	40,700	328
VMware, Cl A * (A)	2,800	99
Western Digital *	33,400	1,145
Western Union	87,642	1,581
Xerox	74,000	640
Xilinx	7,700	171
Yahoo! * (A)	314,635	4,597
Zebra Technologies, Cl A *	16,400	410

		160,839

Materials — 3.5%
AEP Industries *	3,400	130
Air Products & Chemicals	600	45
Airgas	300	14
AK Steel Holding	1,100	22
Albemarle	1,000	32
Alcoa	8,400	101
Allegheny Technologies	14,600	443
Ball	15,700	761
Bemis	29,000	771
BHP Billiton ADR (A)	15,375	958
Celanese, Cl A	5,600	143
Cliffs Natural Resources (A)	3,300	84
Commercial Metals	5,200	88
Crown Holdings *	1,600	40
E.I. Du Pont de Nemours	25,700	821
Eagle Materials	1,800	47
Eastman Chemical	24,300	1,268
Ecolab	11,500	486
FMC	1,600	76
Freeport-McMoRan Copper & Gold, Cl B	32,830	2,068
Greif, Cl A	300	15
Hawkins	1,000	21
Huntsman	3,600	31
International Flavors & Fragrances	1,600	57
International Paper	1,200	27
Intrepid Potash * (A)	3,200	75

7	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Koppers Holdings	2,000	$55
Lubrizol	21,000	1,338
Martin Marietta Materials	200	18
Monsanto	30,532	2,561
Mosaic	1,000	48
Nalco Holding	100	2
NewMarket	900	75
Newmont Mining	1,500	60
Nucor	36,200	1,612
Omnova Solutions *	7,900	37
Owens-Illinois *	12,500	424
Packaging of America	1,200	25
Pactiv *	13,000	323
Potash Corp of Saskatchewan	12,510	1,107
PPG Industries	5,600	310
Praxair	59,626	4,569
Reliance Steel & Aluminum	2,400	89
Rock-Tenn, Cl A	8,450	433
Schnitzer Steel Industries, Cl A	1,500	81
Scotts Miracle-Gro, Cl A	4,500	183
Sealed Air	2,000	38
Sigma-Aldrich	500	25
Sonoco Products	15,500	402
Southern Copper (A)	43,300	1,224
Steel Dynamics	2,400	40
Stepan	700	38
Syngenta ADR (A)	42,000	1,971
Temple-Inland	3,900	66
Terra Industries	400	12
United States Steel (A)	34,510	1,511
Valspar	6,300	169
Vulcan Materials	600	30

		27,500

Telecommunication Services — 3.8%
American Tower, Cl A *	62,584	1,981
AT&T	480,534	12,518
Atlantic Telegraph-Network	900	43
CenturyTel	37,291	1,202
Crown Castle International *	141,873	3,811
Frontier Communications	24,418	174
iPCS *	6,200	98
Leap Wireless International * (A)	5,500	91
MetroPCS Communications *	10,600	84
NII Holdings *	33,600	796
NTELOS Holdings	8,400	136
Qwest Communications International (A)	25,100	90
SBA Communications, Cl A * (A)	2,700	65
Sprint Nextel *	202,800	742
Telephone & Data Systems	8,600	227
Verizon Communications	241,462	7,495
Windstream	10,700	92

		29,645

Utilities — 4.0%
AES *	419,387	5,733
AGL Resources	11,700	393
Allegheny Energy	200	5
Alliant Energy	18,700	493
Ameren	23,000	620
American Electric Power	34,237	1,076
American Water Works	15,100	304
Aqua America	3,800	64
Atmos Energy	16,100	439
Calpine *	12,100	142
Centerpoint Energy	400	5
CMS Energy (A)	36,200	485
Consolidated Edison	14,300	575
Constellation Energy Group	21,300	674
Dominion Resources	18,804	622
DPL	4,400	109
DTE Energy	42,600	1,482
Duke Energy	16,300	252
Edison International	58,700	1,961
Energen	17,300	726
Entergy	2,200	174
Equities	3,000	119
Exelon (A)	27,254	1,363
FirstEnergy	25,703	1,160
FPL Group	10,000	562
Hawaiian Electric Industries (A)	19,900	346
Integrys Energy Group	1,300	45
ITC Holdings	800	37
MDU Resources Group	3,400	66
Mirant * (A)	65,800	1,109
National Fuel Gas	11,200	501
NiSource	46,500	614
Northeast Utilities	6,600	157
NRG Energy * (A)	7,300	196
NSTAR	10,400	329
NV Energy	35,300	426
OGE Energy	3,700	116
Oneok	600	20
Pepco Holdings	13,800	198
PG&E (A)	24,619	999
Pinnacle West Capital	23,100	760
PPL	18,465	543
Progress Energy	7,200	285
Public Service Enterprise Group	55,540	1,759
Questar	500	17
SCANA	5,400	187
Sempra Energy	39,367	1,975
Southern	8,739	273
TECO Energy	2,300	31
UGI	12,400	316
Vectren	1,700	39
Westar Energy	6,400	131
Wisconsin Energy	3,600	164
Xcel Energy	13,545	267

		31,444

Total Common Stock (Cost $692,485) ($ Thousands)		763,947

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Bills
0.188%, 12/03/09 (B)(D)	$5,200	5,198

Total U.S. Treasury Obligation (Cost $5,197) ($ Thousands)		5,198

8	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%** †	20,340,262	$20,340

Total Cash Equivalent (Cost $20,340) ($ Thousands)		20,340

AFFILIATED PARTNERSHIP — 9.8%
SEI Liquidity Fund, L.P.,
0.820%**(C) †	77,484,651	76,799

Total Affiliated Partnership (Cost $77,484) ($ Thousands)		76,799

Total Investments — 110.7% (Cost $795,506)($ Thousands)††		$866,284

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	82	Sep-2009	$873
S&P Mid 400 Index E-MINI	38	Sep-2009	120

			$993

Percentages are based on a Net Assets of $782,838 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	This security or a partial position of this security is on loan at August 31, 2009. The total value of securities on loan at August 31, 2009 was $75,330 ($ Thousands).
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2009 was $76,799 ($ Thousands).
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund’s investments was $795,506 ($ Thousands), and the unrealized appreciation and depreciation were $106,044 ($ Thousands) and $(35,266) ($ Thousands) respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

Ser — Series

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 82.8%

Consumer Discretionary — 8.1%
Advance Auto Parts	2,700	$114
Aeropostale *	13,400	525
Amazon.com *	12,250	995
American Eagle Outfitters	2,600	35
American Greetings, Cl A	1,800	25
Apollo Group, Cl A *	8,800	570
Autoliv	1,200	39
AutoNation *	19,497	370
AutoZone *	2,200	324
Bed Bath & Beyond *	1,100	40
Best Buy	3,200	116
Big Lots *	8,832	224
BorgWarner	700	21
Brinker International	1,500	22
Brink’s Home Security Holdings *	400	12
Cablevision Systems, Cl A	5,500	123
California Pizza Kitchen *	1,800	25
Career Education *	3,200	76
Carmax *	2,500	43
Carnival	1,000	29
Carter’s *	1,200	30
CBS, Cl B	300	3
Charlotte Russe Holding *	4,700	82
Chico’s FAS *	47,023	599
Chipotle Mexican Grill, Cl A *	2,500	210
Coach	32,300	914
Comcast, Cl A	196,518	3,011
Core-Mark Holding *	500	14
Darden Restaurants	2,800	92
Dick’s Sporting Goods *	2,800	63
DIRECTV Group *	39,139	969
DISH Network, Cl A *	11,653	190
Dollar Tree *	200	10
Domino’s Pizza *	2,400	19
DR Horton	1,100	15
DreamWorks Animation SKG, Cl A *	900	30
Eastman Kodak	78,300	417
Expedia *	2,400	55
Family Dollar Stores	4,300	130
Foot Locker	600	6
Ford Motor *	61,036	464
Fossil *	9,400	239
GameStop, Cl A *	700	17
Gap	33,600	660
Garmin	16,900	556
Genuine Parts	2,500	93
Goodyear Tire & Rubber *	5,600	92
H&R Block	7,900	137
Hanesbrands *	14,300	301
Harley-Davidson	800	19
Harman International Industries	700	21
Hasbro	5,400	153
Hillenbrand	300	6
Home Depot	16,500	450
International Game Technology	4,500	94
ITT Educational Services *	600	63
J.C. Penney	13,800	415
Jarden *	800	19
Johnson Controls	2,400	59
Jos. A. Bank Clothiers *	2,000	88
KB Home	1,800	33
Kohl’s *	2,700	139
Las Vegas Sands *	1,200	17
La-Z-Boy, Cl Z	3,500	30
Leggett & Platt	19,600	358
Lennar, Cl A	3,600	55
Liberty Global, Cl A *	300	7
Liberty Media - Capital, Ser A *	1,900	36
Liberty Media - Entertainment, Cl A *	3,200	89
Limited Brands	3,800	57
Lowe’s	5,400	116
Macy’s	500	8
Marriott International, Cl A	1,505	36
Marvel Entertainment *	8,263	400
McDonald’s	20,700	1,164
McGraw-Hill	2,700	91
MDC Holdings	300	11
Meredith	500	14
MGM Mirage *	5,200	44
NetFlix *	8,000	349
Newell Rubbermaid	1,500	21
News, Cl A	3,500	38
NIKE, Cl B	20,100	1,113
Nordstrom	600	17
Office Depot *	9,500	50
O’Reilly Automotive *	2,000	77
Panera Bread, Cl A *	300	16
Penn National Gaming *	2,400	70
PetSmart	4,200	88
Polo Ralph Lauren, Cl A	400	27
Pre-Paid Legal Services *	500	23
priceline.com *	100	16
Pulte Homes	3,526	45
RadioShack	2,601	39
Regal Entertainment Group, Cl A	1,600	20
Rent-A-Center, Cl A *	600	12
Ross Stores	18,300	853
Royal Caribbean Cruises	2,300	44
Ruby Tuesday *	6,700	49
Sally Beauty Holdings *	5,700	40
Scientific Games, Cl A *	2,600	40
Scripps Networks Interactive, Cl A	100	3
Sears Holdings *	10,400	660
Shaw Communications, Cl B	26,000	446
Sherwin-Williams	1,500	90
Signet Jewelers	600	14
Smith & Wesson Holding *	14,900	80
Snap-On	300	11
Stanley Works	700	29
Staples	44,600	964
Starbucks *	4,201	80
Starwood Hotels & Resorts Worldwide	400	12
Steven Madden *	900	29
Strayer Education	1,000	211
Sturm Ruger	1,300	18
Target	13,300	625
Tempur-Pedic International	900	13

1	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Texas Roadhouse, Cl A *	4,000	$41
Tiffany	300	11
Tim Hortons	5,100	144
Time Warner	42,866	1,196
Time Warner Cable, Cl A	9,033	333
TJX	28,100	1,010
Toll Brothers *	1,600	36
TRW Automotive Holdings *	1,100	19
Universal Technical Institute *	1,100	22
VF	1,500	104
Viacom, Cl B *	2,600	65
Virgin Media	6,500	74
Walt Disney	17,691	461
Weight Watchers International	19,500	535
Wendy’s, Cl A	3,200	16
Whirlpool	100	6
Williams-Sonoma	2,800	54
WMS Industries *	900	38
Wyndham Worldwide	1,100	17
Wynn Resorts *	800	43
Yum! Brands	8,275	284

		28,079

Consumer Staples — 8.3%
Altria Group	20,800	380
American Italian Pasta, Cl A *	3,000	91
Archer-Daniels-Midland	15,700	453
Avon Products	6,600	210
BJ’s Wholesale Club *	7,800	254
Brown-Forman, Cl B	3,200	143
Bunge	600	40
Campbell Soup	8,100	254
Central European Distribution *	700	22
Chiquita Brands International *	9,800	151
Church & Dwight	200	12
Clorox	5,800	343
Coca-Cola	26,800	1,307
Coca-Cola Enterprises	29,900	604
Colgate-Palmolive	5,000	364
ConAgra Foods	39,700	815
Constellation Brands, Cl A *	2,700	40
Corn Products International	800	24
Costco Wholesale	23,936	1,220
CVS Caremark	16,479	618
Dean Foods *	1,900	34
Del Monte Foods	2,700	28
Dr Pepper Snapple Group *	400	11
Energizer Holdings *	600	39
Estee Lauder, Cl A	400	14
General Mills	10,500	627
Green Mountain Coffee Roasters *	200	12
Hansen Natural *	700	23
Herbalife	12,000	364
Hershey	7,200	282
HJ Heinz	6,400	246
Hormel Foods	800	30
JM Smucker	2,800	146
Kellogg	9,300	438
Kimberly-Clark	13,700	828
Kraft Foods, Cl A	17,160	487
Kroger	48,700	1,051
Lancaster Colony	900	45
Lorillard	400	29
McCormick	700	23
NBTY *	100	4
Pantry *	1,000	15
Pepsi Bottling Group	1,789	64
PepsiAmericas	1,318	37
PepsiCo	34,850	1,975
Philip Morris International	39,334	1,798
Prestige Brands Holdings *	2,600	19
Procter & Gamble	63,100	3,414
Ralcorp Holdings *	400	25
Reynolds American	14,300	654
Safeway	1,100	21
Sanderson Farms	3,700	154
Sara Lee	150,278	1,456
Smithfield Foods *	2,000	25
Supervalu	18,000	258
Sysco	93,137	2,374
Tyson Foods, Cl A	80,443	965
Walgreen	49,136	1,665
Wal-Mart Stores	32,700	1,664
Weis Markets	500	16
Whole Foods Market *	2,300	67

		28,772

Energy — 8.2%
Alpha Natural Resources *	2,933	95
Anadarko Petroleum	3,200	169
Apache	600	51
Arch Coal	1,400	24
Atwood Oceanics *	400	12
Baker Hughes	600	21
BJ Services	2,292	37
Cabot Oil & Gas	1,500	53
Cameron International *	600	22
Chesapeake Energy	7,000	160
Chevron	82,066	5,740
Concho Resources *	1,400	46
ConocoPhillips	48,221	2,171
Consol Energy	1,200	45
Denbury Resources *	4,300	65
Devon Energy	3,200	196
Diamond Offshore Drilling	100	9
Dresser-Rand Group *	8,900	264
El Paso	1,100	10
Encore Acquisition *	1,600	60
ENSCO International	400	15
EOG Resources	12,800	922
EXCO Resources *	1,100	16
Exterran Holdings *	1,400	25
Exxon Mobil	150,793	10,427
FMC Technologies *	2,200	105
Forest Oil *	800	13
Frontier Oil	4,500	58
Frontline	500	11
Halliburton	15,600	370
Harvest Natural Resources *	2,500	13
Helix Energy Solutions Group *	10,800	126
Hess	2,481	125
Holly	400	9
Marathon Oil	32,100	991
Massey Energy	2,100	57

2	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Murphy Oil	3,100	$177
Nabors Industries *	900	16
National Oilwell Varco *	1,989	72
Newfield Exploration *	1,100	43
Noble Energy	700	42
Occidental Petroleum	26,895	1,966
Oceaneering International *	1,100	57
Patterson-UTI Energy	2,100	28
Peabody Energy	1,700	56
PetroHawk Energy *	3,600	77
Pioneer Natural Resources	600	17
Plains Exploration & Production *	400	10
Pride International *	1,400	36
Quicksilver Resources *	3,400	37
Range Resources	700	34
SandRidge Energy *	3,600	44
Schlumberger	11,100	624
SEACOR Holdings *	5,900	449
Seahawk Drilling *	93	2
Smith International	700	19
Southern Union	600	12
Southwestern Energy *	1,400	52
Spectra Energy	12,900	243
St. Mary Land & Exploration	1,100	29
Stone Energy *	4,800	61
Sunoco	15,800	425
Superior Energy Services *	900	17
Tesoro	3,900	55
Tidewater	2,178	94
Transocean *	4,500	341
Venoco *	1,500	12
Walter Industries	1,300	67
Western Refining *	4,400	27
Whiting Petroleum *	1,000	49
Williams	8,600	141
XTO Energy	8,725	337

		28,301

Financials — 12.2%
Affiliated Managers Group *	700	46
Aflac	47,150	1,915
Allied World Assurance Holdings	5,100	236
Allstate	13,800	406
AMB Property ‡	600	14
American Express	35,815	1,211
American Financial Group	12,500	321
American International Group	500	23
AmeriCredit *	3,400	59
Ameriprise Financial	8,200	246
Annaly Capital Management ‡	22,200	385
Anworth Mortgage Asset ‡	2,700	20
AON	600	25
Arch Capital Group *	700	45
Argo Group International
Holdings *	2,500	88
Aspen Insurance Holdings	3,100	79
Associated Banc	5,100	53
Assurant	900	27
Assured Guaranty	3,800	76
Astoria Financial	8,100	84
AvalonBay Communities ‡	103	7
Axis Capital Holdings	9,300	283
Bancorpsouth	3,900	90
Bank of America	109,075	1,919
Bank of Hawaii	1,400	55
Bank of New York Mellon	88,812	2,630
BB&T	4,000	112
BlackRock, Cl A	1,200	240
Boston Properties ‡	500	30
Brandywine Realty Trust ‡	19,500	207
BRE Properties ‡	400	11
Brown & Brown	5,100	101
Camden Property Trust ‡	400	15
Capital One Financial	19,400	723
CapitalSource	3,300	14
Capitol Federal Financial	500	16
CB Richard Ellis Group, Cl A *	4,500	53
Charles Schwab	72,446	1,308
Chimera Investment ‡	1,200	4
Chubb	18,300	904
Cincinnati Financial	4,700	121
CIT Group	2,300	4
Citigroup	93,266	466
City National	1,600	63
CME Group, Cl A	3,740	1,088
Colonial Properties Trust ‡	5,000	45
Comerica	1,900	51
Commerce Bancshares	2,275	84
Community Bank System	700	12
Compass Diversified Holdings	800	8
Corporate Office Properties Trust ‡	400	15
Credicorp	8,300	593
Cullen/Frost Bankers	1,900	94
Digital Realty Trust ‡	200	9
Discover Financial Services	36,133	497
Duke Realty ‡	11,500	132
Eaton Vance	1,900	54
Endurance Specialty Holdings	13,700	472
Equity Residential ‡	400	11
Erie Indemnity, Cl A	700	27
Essex Property Trust ‡	100	7
Everest Re Group	700	59
Fairfax Financial Holdings	600	203
Federal Realty Investment Trust ‡	300	19
Federated Investors, Cl B	2,400	63
Fidelity National Financial, Cl A	400	6
Fifth Third Bancorp	3,500	38
First Cash Financial Services *	800	15
First Community Bancshares	900	11
First Horizon National *	2,267	30
Forest City Enterprises, Cl A	7,600	71
Franklin Resources	8,414	785
Fulton Financial	900	7
Genworth Financial, Cl A	1,900	20
GFI Group	3,000	22
Goldman Sachs Group	10,300	1,704
Greenhill	500	40
Greenlight Capital Re, Cl A *	700	13
Hartford Financial Services Group	4,000	95
HCC Insurance Holdings	5,100	135
HCP ‡	2,500	71
Health Care REIT ‡	500	21
Hospitality Properties Trust ‡	1,400	25

3	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Host Hotels & Resorts ‡	4,500	$45
HRPT Properties Trust ‡	10,200	66
Hudson City Bancorp	43,900	576
Huntington Bancshares	5,800	26
IntercontinentalExchange *	10,600	994
Invesco	5,100	106
Jefferies Group	4,100	97
Jones Lang LaSalle	900	42
JPMorgan Chase	51,678	2,246
Keycorp	8,500	57
Knight Capital Group, Cl A *	22,800	459
Lazard, Cl A	1,500	58
Legg Mason	500	15
Leucadia National	900	22
Liberty Property Trust ‡	1,500	49
Lincoln National	3,200	81
Loews	6,900	236
M&T Bank	1,200	74
Mack-Cali Realty ‡	100	3
Marsh & McLennan	3,700	87
Marshall & Ilsley	6,000	43
MBIA *	1,300	9
MetLife	2,900	109
MFA Mortgage Investments ‡	3,900	31
Montpelier Re Holdings	6,300	101
Moody’s	23,700	646
Morgan Stanley	12,500	362
MSCI, Cl A *	500	15
NASDAQ OMX Group *	2,400	53
Northern Trust	24,121	1,410
NYSE Euronext	38,100	1,080
Odyssey Re Holdings	5,600	284
Old Republic International	1,100	13
OneBeacon Insurance Group, Cl A	2,100	29
optionsXpress Holdings	7,100	118
PartnerRe	2,700	200
People’s United Financial	4,900	79
PHH *	3,500	74
Platinum Underwriters Holdings	12,800	464
Plum Creek Timber ‡	100	3
PNC Financial Services Group	8,676	369
Principal Financial Group	2,301	65
Progressive	5,600	92
Protective Life	1,900	41
Prudential Financial	8,800	445
Public Storage ‡	1,400	99
Ramco-Gershenson Properties ‡	1,500	16
Raymond James Financial	3,200	73
Realty Income ‡	700	18
Regions Financial	5,650	33
RenaissanceRe Holdings	1,300	71
Senior Housing Properties Trust ‡	1,600	32
Simon Property Group ‡	215	14
SL Green Realty ‡	800	28
SLM *	4,900	44
StanCorp Financial Group	4,400	167
State Street	16,050	842
SunTrust Banks	700	16
T. Rowe Price Group	48,546	2,200
TCF Financial	5,700	78
TD Ameritrade Holding *	23,400	450
TFS Financial	1,600	18
Torchmark	900	38
Transatlantic Holdings	300	15
Travelers	19,300	973
Trustco Bank	6,000	37
UDR ‡	697	9
United America Indemnity, Cl A *	2,300	14
Unum Group	6,900	155
US Bancorp	56,788	1,285
Valley National Bancorp	4,684	55
Ventas ‡	100	4
Vornado Realty Trust ‡	308	18
Waddell & Reed Financial, Cl A	3,100	82
Webster Financial	1,900	25
Wells Fargo	62,737	1,726
White Mountains Insurance Group	100	31
Wilmington Trust	900	13
World Acceptance *	1,300	34
WR Berkley	12,200	312
XL Capital, Cl A	3,800	66
Zions Bancorporation	3,000	53

		42,005

Health Care — 11.4%
Abbott Laboratories	13,700	620
Aetna	51,800	1,476
Alexion Pharmaceuticals *	300	14
Allergan	33,400	1,868
Allscripts-Misys Healthcare Solutions	800	12
American Medical Systems Holdings *	4,900	75
AMERIGROUP *	6,700	158
AmerisourceBergen	85,406	1,820
Amgen *	42,930	2,565
Amylin Pharmaceuticals *	1,300	16
Baxter International	5,300	302
Becton Dickinson	100	7
Biogen Idec *	35,558	1,785
Boston Scientific *	2,800	33
Bristol-Myers Squibb	42,900	949
Bruker *	700	7
C.R. Bard	1,500	121
Cantel Medical *	1,700	23
Cardinal Health	200	7
Celgene *	2,400	125
Cephalon *	1,000	57
Cerner *	832	51
CIGNA	1,800	53
Cooper	1,700	46
Coventry Health Care *	1,300	28
DaVita *	1,800	93
Dendreon *	1,800	42
Dentsply International	900	30
Edwards Lifesciences *	2,200	136
Eli Lilly	14,500	485
Endo Pharmaceuticals Holdings *	18,900	427
Enzon Pharmaceuticals *	6,100	44
ev3 *	1,100	14
Express Scripts *	800	58
Forest Laboratories *	29,361	859

4	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Gen-Probe *	500	$19
Genzyme *	500	28
Gilead Sciences *	42,451	1,913
Health Management Associates, Cl A *	600	4
Health Net *	17,500	268
HLTH *	3,579	52
Hologic *	1,000	16
Hospira *	4,000	156
Humana *	3,800	136
ICU Medical *	700	26
Idexx Laboratories *	100	5
Illumina *	100	3
IMS Health	4,100	57
Intuitive Surgical *	2,100	468
Inverness Medical Innovations *	1,000	36
Isis Pharmaceuticals *	3,300	53
Johnson & Johnson	70,917	4,286
King Pharmaceuticals *	4,600	48
Laboratory Corp of America Holdings *	2,100	147
LifePoint Hospitals *	1,400	35
Lincare Holdings *	15,100	398
McKesson	27,491	1,563
Medco Health Solutions *	29,800	1,646
Medtronic	21,225	813
Merck	31,623	1,026
Mettler Toledo International *	2,500	219
Mylan Laboratories *	4,100	60
Myriad Genetics *	200	6
Novo Nordisk ADR	13,200	805
Omnicare	1,900	44
Perrigo	4,700	139
Pfizer	180,117	3,008
Pharmaceutical Product Development	100	2
Psychiatric Solutions *	500	13
Quest Diagnostics	10,500	567
Quidel *	3,400	53
ResMed *	800	37
Schering-Plough	22,384	631
Sepracor *	800	15
St. Jude Medical *	100	4
Stryker	19,421	805
Teleflex	800	36
Thermo Fisher Scientific *	4,000	181
United Therapeutics *	100	9
UnitedHealth Group	89,100	2,495
Universal Health Services, Cl B	100	6
Valeant Pharmaceuticals International *	6,200	160
Varian Medical Systems *	300	13
VCA Antech *	400	10
Vertex Pharmaceuticals *	1,100	41
Warner Chilcott, Cl A *	11,800	240
Watson Pharmaceuticals *	800	28
WellPoint *	17,700	935
Wyeth	19,177	918
Zimmer Holdings *	2,366	112

		39,200

Industrials — 7.5%
3M	12,400	894
Aecom Technology *	3,600	99
AGCO *	30,389	949
Alliant Techsystems *	1,200	93
Ampco-Pittsburgh	500	12
Applied Signal Technology	800	20
BE Aerospace *	2,300	39
Beacon Roofing Supply *	3,000	50
Boeing	5,350	266
Bucyrus International, Cl A	600	18
Burlington Northern Santa Fe	4,600	382
C.H. Robinson Worldwide	5,300	298
Carlisle	900	30
Caterpillar	1,500	68
Chart Industries *	1,800	34
Cintas	2,500	69
Colfax *	2,000	21
Continental Airlines, Cl B *	500	7
Con-way	200	8
Cooper Industries, Cl A	2,400	77
CSX	11,800	501
Cummins	800	36
Danaher	600	36
Deere	3,550	155
Dover	10,400	360
Dun & Bradstreet	1,000	73
Emerson Electric	2,500	92
Equifax	9,200	254
Expeditors International Washington	30,500	996
Fastenal	2,700	98
First Solar *	500	61
Flowserve	400	34
Fluor	26,794	1,417
Foster Wheeler *	8,100	235
Gardner Denver *	7,600	247
General Cable *	2,000	71
General Dynamics	32,797	1,941
General Electric	173,000	2,405
Goodrich	13,300	734
Graco	400	10
Harsco	3,538	110
Hertz Global Holdings *	3,500	35
Honeywell International	300	11
Hubbell, Cl B	1,000	39
IDEX	600	16
Illinois Tool Works	5,517	231
Iron Mountain *	1,800	53
ITT	4,200	210
Jacobs Engineering Group *	900	40
JB Hunt Transport Services	400	11
Joy Global	6,300	245
Kansas City Southern *	200	5
KBR	36,927	836
Kennametal	1,600	35
L-3 Communications Holdings, Cl 3	8,700	647
Lennox International	400	14
Lincoln Electric Holdings	300	14
Lockheed Martin	14,268	1,070
Manpower	400	21

5	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Masco	1,800	$26
McDermott International *	10,700	254
Monster Worldwide *	1,100	18
MSC Industrial Direct, Cl A	500	20
Multi-Color	1,000	14
Navistar International *	400	17
Norfolk Southern	3,700	170
Northrop Grumman	20,600	1,005
Oshkosh Truck	1,000	34
Owens Corning *	10,500	235
Paccar	200	7
Pentair	1,200	34
Pitney Bowes	900	20
Precision Castparts	400	37
Quanta Services *	16,600	367
Raytheon	27,653	1,305
Republic Services, Cl A	1,760	45
Robert Half International	300	8
Rockwell Automation	1,200	50
Rockwell Collins	1,200	55
Roper Industries	400	19
Shaw Group *	1,700	50
Southwest Airlines	90,785	742
Spirit Aerosystems Holdings, Cl A *	1,800	28
Stericycle *	1,200	59
SunPower, Cl A *	600	15
Tennant	700	18
Terex *	2,800	46
Textron	1,400	21
Thomas & Betts *	2,300	64
Toro	1,200	46
TransDigm Group *	700	31
Tyco International	17,300	548
Union Pacific	15,500	927
United Parcel Service, Cl B	21,450	1,147
United Technologies	8,300	493
URS *	4,400	190
UTi Worldwide	700	9
Waste Connections *	500	14
Waste Management	16,272	487
Waste Services *	1,000	4
Watson Wyatt Worldwide, Cl A	1,300	57
WW Grainger	3,834	335

		25,904

Information Technology — 18.5%
Accenture, Cl A	18,634	615
Acme Packet *	1,400	11
Adobe Systems *	28,200	886
Advanced Micro Devices *	12,600	55
Affiliated Computer Services, Cl A *	2,200	99
Akamai Technologies *	4,500	80
Alliance Data Systems *	2,000	111
Altera	7,000	134
Amdocs *	500	12
Analog Devices	2,500	71
Apple *	18,300	3,078
Applied Micro Circuits *	3,900	31
Arris Group *	2,000	26
Autodesk *	12,300	288
Automatic Data Processing	7,100	272
Avnet *	11,200	299
BMC Software *	4,800	171
Brightpoint *	2,700	20
Broadcom, Cl A *	5,400	154
Broadridge Financial Solutions	2,800	58
CA	30,600	682
Cadence Design Systems *	6,800	43
Celestica *	29,600	252
Ciena *	900	12
Cirrus Logic *	1,500	7
Cisco Systems *	173,337	3,744
Citrix Systems *	800	29
Cognizant Technology Solutions, Cl A *	1,500	52
CommScope *	600	16
Computer Sciences *	9,200	449
Compuware *	1,500	11
Convergys *	4,800	52
Corning	98,914	1,492
Cree *	4,000	147
CTS	900	8
Cypress Semiconductor *	6,800	69
Dell *	39,800	630
Diebold	8,400	254
Dolby Laboratories, Cl A *	2,500	98
Earthlink	1,800	15
eBay *	94,502	2,092
Electronic Arts *	68,423	1,247
EMC *	70,800	1,126
Equinix *	500	42
F5 Networks *	2,000	69
Factset Research Systems	500	28
Fidelity National Information Services	444	11
Fiserv *	800	39
Flextronics International *	45,900	272
Global Payments	400	17
Google, Cl A *	8,115	3,747
Hewitt Associates, Cl A *	10,200	367
Hewlett-Packard	52,707	2,366
IAC *	3,400	63
Ingram Micro, Cl A *	37,900	635
Integrated Device Technology *	900	6
Intel	183,589	3,731
Interactive Intelligence *	1,200	21
International Business Machines	27,580	3,256
International Rectifier *	600	11
Intuit *	40,900	1,136
Itron *	300	16
j2 Global Communications *	700	15
Jabil Circuit	2,900	32
JDS Uniphase *	7,800	54
Juniper Networks *	2,200	51
Kla-Tencor	400	12
Lam Research *	1,500	46
Linear Technology	4,500	120
Marvell Technology Group *	6,600	101
Mastercard, Cl A	6,800	1,378
Maxim Integrated Products	1,500	28
McAfee *	3,700	147
MEMC Electronic Materials *	2,900	46

6	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Metavante Technologies *	3,403	$107
Microchip Technology	1,200	32
Micron Technology *	7,500	55
Micros Systems *	1,000	28
Microsoft	200,178	4,934
Molex	2,000	36
Motorola	18,580	133
National Instruments	1,000	26
National Semiconductor	1,600	24
NCR *	900	12
NetApp *	2,400	55
NeuStar, Cl A *	18,000	417
Nokia ADR	23,400	328
Novatel Wireless *	4,800	46
Novellus Systems *	1,600	31
Nvidia *	5,200	75
ON Semiconductor *	3,200	26
Oplink Communications *	500	7
Oracle	94,800	2,073
Paychex	11,800	334
Pegasystems	800	24
Perot Systems, Cl A *	8,900	148
QLogic *	14,000	221
Qualcomm	70,933	3,293
Quest Software *	800	13
Rackspace Hosting *	14,700	190
Rambus *	1,600	31
Red Hat *	8,775	201
RightNow Technologies *	5,500	69
Rovi *	700	21
SAIC *	3,000	56
SanDisk *	29,576	524
Seagate Technology	68,600	950
Silicon Laboratories *	2,300	104
Sohu.com *	200	12
Solera Holdings	900	24
Sun Microsystems *	12,095	112
Sybase *	1,500	52
Symantec *	110,900	1,677
Synopsys *	2,500	53
Tech Data *	19,270	734
Tellabs *	5,100	32
Teradata *	33,900	913
Teradyne *	1,700	14
Texas Instruments	103,451	2,544
THQ *	1,800	10
Total System Services	1,900	29
Trimble Navigation *	1,700	43
Varian Semiconductor Equipment Associates *	800	24
VeriSign *	39,300	833
Visa, Cl A	43,411	3,087
VMware, Cl A *	1,500	53
Western Digital *	19,000	651
Western Union	21,100	381
Xilinx	4,500	100
Yahoo! *	65,450	956

		63,819

Materials — 2.6%
AK Steel Holding	500	10
Albemarle	800	26
Allegheny Technologies	1,500	46
Ball	6,097	295
Bemis	18,100	481
Celanese, Cl A	2,100	53
CF Industries Holdings	271	22
Cliffs Natural Resources	1,701	43
Commercial Metals	2,600	44
Crown Holdings *	9,000	224
E.I. Du Pont de Nemours	1,100	35
Eagle Materials	1,000	26
Ecolab	31,822	1,346
FMC	1,100	52
Freeport-McMoRan Copper & Gold, Cl B	3,700	233
Greif, Cl A	200	10
Hawkins	600	13
Huntsman	1,800	15
International Flavors & Fragrances	800	29
International Paper	700	16
Intrepid Potash *	1,400	33
Kaiser Aluminum	1,800	58
Koppers Holdings	500	14
Lubrizol	12,053	768
Martin Marietta Materials	100	9
Monsanto	3,600	302
Mosaic	400	19
Nalco Holding	20,100	360
NewMarket	1,500	125
Newmont Mining	2,300	92
Nucor	7,411	330
Owens-Illinois *	600	20
Packaging of America	700	14
Pactiv *	8,200	204
PPG Industries	3,100	172
Praxair	14,600	1,119
Reliance Steel & Aluminum	200	7
Schnitzer Steel Industries, Cl A	700	38
Scotts Miracle-Gro, Cl A	3,500	142
Sealed Air	1,400	27
Sigma-Aldrich	200	10
Sonoco Products	3,299	86
Southern Copper	36,787	1,040
Steel Dynamics	1,300	22
Stepan	300	16
Syngenta ADR	12,700	596
Temple-Inland	1,900	32
Terra Industries	545	17
United States Steel	300	13
Valspar	3,400	91
Vulcan Materials	500	25

		8,820

Telecommunication Services — 2.7%
AT&T	191,489	4,988
Atlantic Telegraph-Network	900	43
CenturyTel	12,873	415
Crown Castle International *	37,600	1,010
Frontier Communications	18,700	133
iPCS *	1,200	19
Leap Wireless International *	3,000	49
MetroPCS Communications *	5,700	45

7	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
NII Holdings *	18,626	$442
NTELOS Holdings	3,600	58
Qwest Communications International	12,400	45
SBA Communications, Cl A *	1,400	34
Sprint Nextel *	39,728	145
Telephone & Data Systems	600	16
Verizon Communications	60,800	1,887
Windstream	11,850	102

		9,431

Utilities — 3.3%
AES *	166,926	2,282
AGL Resources	2,200	74
Allegheny Energy	100	3
Alliant Energy	300	8
Ameren	2,400	65
American Electric Power	2,400	75
American Water Works	5,400	108
Aqua America	2,600	44
Atmos Energy	2,400	65
Calpine *	6,800	80
Centerpoint Energy	200	3
CMS Energy	5,500	74
Consolidated Edison	7,100	285
Constellation Energy Group	10,800	342
Dominion Resources	7,900	261
DPL	2,500	62
DTE Energy	4,200	146
Duke Energy	4,100	63
Edison International	13,500	451
Energen	200	8
Entergy	300	24
Equities	1,700	67
Exelon	1,125	56
FirstEnergy	1,200	54
FPL Group	2,400	135
Hawaiian Electric Industries	8,400	146
Integrys Energy Group	400	14
ITC Holdings	600	28
MDU Resources Group	2,000	39
Mirant *	36,100	608
National Fuel Gas	100	5
Northeast Utilities	3,900	93
NRG Energy *	50,937	1,368
NSTAR	5,200	165
NV Energy	32,100	387
OGE Energy	1,800	56
Oneok	500	17
PG&E	4,400	179
Pinnacle West Capital	4,500	148
PPL	42,231	1,242
Progress Energy	3,500	138
Public Service Enterprise Group	19,400	614
Questar	300	10
SCANA	2,400	83
Sempra Energy	12,200	612
Southern	5,200	162
TECO Energy	1,400	19
UGI	4,100	105
Vectren	1,100	25
Westar Energy	3,200	66

Description	Shares/Face Amount ($Thousands)	Market Value ($ Thousands)
Wisconsin Energy	1,800	$82
Xcel Energy	6,700	132

		11,378

Total Common Stock (Cost $267,890) ($ Thousands)		285,709

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bills
0.224%, 12/03/09 (A)(B)	$4,848	4,846
0.195%, 01/07/10 (A)(B)	900	900
0.326%, 05/06/10 (A)(B)	500	499

		6,245

Total U.S. Treasury Obligations (Cost $6,243) ($ Thousands)		6,245

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%†**	8,332,395	8,332

Total Cash Equivalent (Cost $8,332) ($ Thousands)		8,332

AFFILIATED PARTNERSHIP — 12.2%
SEI LIBOR Plus Portfolio†	6,723,909	41,890

Total Affiliated Partnership (Cost $58,112) ($ Thousands)		41,890

Total Investments — 99.2% (Cost $340,577)($ Thousands)††		$342,176

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	29	Sep-2009	$131
S&P Composite Index	221	Sep-2009	4,132

			$4,263

Percentages are based on a Net Assets of $344,992 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund’s investments was $340,577 ($ Thousands), and the unrealized appreciation and depreciation were $36,349 ($ Thousands) and $(34,750) ($ Thousands) respectively.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

Ser — Series

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 82.6%

Consumer Discretionary — 7.7%
Amazon.com * (A)	114,381	$9,287
Apollo Group, Cl A *	283,472	18,375
AutoNation * (A)	34,800	661
AutoZone * (A)	21,900	3,225
Bed Bath & Beyond *	21,900	799
Best Buy (A)	103,400	3,751
Big Lots * (A)	53,200	1,352
Black & Decker	4,500	199
Brinker International	1	—
Carnival	31,600	924
Carter’s *	9,900	249
CBS, Cl B	60,600	627
Charlotte Russe Holding *	33,000	574
Chico’s FAS * (A)	477,646	6,080
Coach (A)	390,400	11,044
Collective Brands *	19,500	309
Comcast, Cl A (A)	4,620,992	70,794
Darden Restaurants (A)	438,450	14,438
DeVry	4,700	240
DIRECTV Group * (A)	379,642	9,400
DISH Network, Cl A *	294,359	4,801
DR Horton (A)	80,900	1,085
Expedia * (A)	73,600	1,696
Family Dollar Stores (A)	186,500	5,647
Ford Motor * (A)	1,679,051	12,761
GameStop, Cl A * (A)	13,000	309
Gannett (A)	54,700	473
Gap (A)	145,400	2,857
Gentex (A)	62,799	916
Genuine Parts	73,800	2,734
Goodyear Tire & Rubber *	125,900	2,076
H&R Block	310,098	5,358
Hanesbrands *	104,300	2,197
Harley-Davidson (A)	38,900	933
Harman International Industries (A)	52,300	1,568
Hasbro (A)	593,680	16,854
Home Depot (A)	1,009,798	27,557
International Game Technology	105,500	2,207
J.C. Penney (A)	40,900	1,229
Johnson Controls (A)	706,956	17,511
Jones Apparel Group	23,800	371
Jos. A. Bank Clothiers * (A)	23,800	1,047
KB Home (A)	50,000	911
Kohl’s * (A)	41,500	2,141
Leggett & Platt	470,400	8,585
Lennar, Cl A (A)	137,100	2,077
Limited Brands (A)	84,800	1,265
Lowe’s	255,900	5,502
Macy’s	1,146,228	17,790
Marriott International, Cl A (A)	25,647	613
Mattel	12,600	227
McDonald’s (A)	547,332	30,782
McGraw-Hill	71,400	2,400
Meredith (A)	45,500	1,259
Newell Rubbermaid (A)	35,700	497
News, Cl A (A)	719,100	7,709
NIKE, Cl B (A)	34,400	1,905
Nordstrom (A)	28,826	808
NVR * (A)	18,375	12,408
Office Depot *	250,500	1,308
O’Reilly Automotive * (A)	66,600	2,549
PetMed Express (A)	48,600	879
Polo Ralph Lauren, Cl A (A)	28,500	1,892
Pulte Homes (A)	112,674	1,440
RadioShack	55,700	843
Ross Stores (A)	51,000	2,379
Royal Caribbean Cruises	393,490	7,508
Ruby Tuesday *	42,800	312
Sally Beauty Holdings *	66,700	474
Sherwin-Williams (A)	67,700	4,076
Smith & Wesson Holding * (A)	151,700	816
Snap-On	9,700	362
Stanley Works	17,700	724
Staples	23,300	504
Starbucks * (A)	1,201,302	22,813
Starwood Hotels & Resorts Worldwide (A)	12,200	363
Steven Madden *	9,900	319
Strayer Education (A)	9,900	2,090
Target (A)	622,972	29,280
Texas Roadhouse, Cl A * (A)	66,500	678
Thor Industries (A)	83,292	2,169
Tiffany (A)	37,000	1,346
Time Warner	534,915	14,929
Time Warner Cable, Cl A	531,178	19,611
TJX	424,374	15,256
Tractor Supply * (A)	8,600	405
TRW Automotive Holdings *	22,800	403
Tupperware Brands	7,200	266
Universal Technical Institute *	7,000	141
VF (A)	35,400	2,463
Viacom, Cl B *	62,400	1,562
Virgin Media	259,216	2,963
Walt Disney (A)	875,816	22,806
Whirlpool (A)	4,700	302
Williams-Sonoma (A)	34,765	665
Wyndham Worldwide (A)	113,700	1,723
Wynn Resorts * (A)	28,700	1,554
Yum! Brands	12,100	414

		531,981

Consumer Staples — 10.1%
Altria Group	1,587,404	29,018
Archer-Daniels-Midland	97,300	2,805
Avon Products	15,300	488
Brown-Forman, Cl B	153,822	6,879
Campbell Soup	97,700	3,064
Chiquita Brands International *	42,700	658
Clorox	46,500	2,748
Coca-Cola (A)	941,234	45,904
Coca-Cola Enterprises	579,717	11,716
Colgate-Palmolive	200,500	14,576
Constellation Brands, Cl A *	25,600	379
Costco Wholesale (A)	333,663	17,010
CVS Caremark	527,808	19,803
Dean Foods *	16,200	294
Estee Lauder, Cl A	700	25
General Mills (A)	514,170	30,711
Green Mountain Coffee Roasters * (A)	68,156	4,102

1	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Hershey (A)	121,500	$4,766
HJ Heinz	30,100	1,159
Hormel Foods	19,600	724
JM Smucker	177,960	9,302
Kellogg	113,100	5,326
Kimberly-Clark	331,794	20,060
Kraft Foods, Cl A	430,583	12,207
Kroger	1,051,667	22,705
Lorillard	8,600	626
Molson Coors Brewing, Cl B	52,907	2,507
Pantry *	15,000	227
Pepsi Bottling Group	32,451	1,159
PepsiCo	780,797	44,248
Philip Morris International	1,559,350	71,278
Procter & Gamble	1,976,926	106,972
Reynolds American (A)	211,500	9,667
Safeway	9,201	175
Sanderson Farms (A)	43,200	1,797
Sara Lee	1,880,179	18,219
Supervalu (A)	38,000	545
Sysco (A)	932,819	23,778
Tyson Foods, Cl A (A)	1,387,865	16,641
Walgreen (A)	885,881	30,014
Wal-Mart Stores (A)	1,974,673	100,452
Whole Foods Market * (A)	40,400	1,175

		695,909

Energy — 9.8%
Anadarko Petroleum	93,600	4,949
Apache (A)	273,140	23,203
Baker Hughes	24,100	830
BJ Services (A)	66,900	1,074
Cabot Oil & Gas	44,700	1,576
Cal Dive International *	57,800	603
Cameron International *	28,600	1,021
Chesapeake Energy	316,000	7,217
Chevron	1,871,593	130,899
ConocoPhillips	596,426	26,857
Consol Energy	56,900	2,129
Denbury Resources *	115,200	1,753
Devon Energy (A)	177,700	10,907
Diamond Offshore Drilling (A)	9,800	876
Dresser-Rand Group *	88,800	2,637
El Paso	91,300	843
ENSCO International	29,500	1,089
EOG Resources	4,200	302
Exxon Mobil (A)	3,548,316	245,366
FMC Technologies * (A)	89,200	4,255
Halliburton	392,730	9,312
Helix Energy Solutions Group *	211,000	2,469
Hess (A)	631,870	31,966
Marathon Oil (A)	965,280	29,798
Massey Energy (A)	87,300	2,364
Murphy Oil	232,772	13,268
Nabors Industries * (A)	303,790	5,371
National Oilwell Varco *	101,000	3,671
Noble Energy	20,200	1,221
Occidental Petroleum (A)	567,050	41,451
Peabody Energy	72,200	2,360
Petroquest Energy *	45,600	190
Pioneer Natural Resources (A)	68,000	1,969
Range Resources	17,500	847
Rowan	44,501	922
Schlumberger (A)	671,688	37,749
SEACOR Holdings *	14,100	1,073
Smith International (A)	34,800	960
Southwestern Energy * (A)	52,800	1,946
Spectra Energy (A)	311,400	5,861
Stone Energy *	187,900	2,398
Sunoco	22,000	592
Tesoro (A)	129,600	1,825
Valero Energy	35,000	656
Walter Industries	13,700	711
Western Refining * (A)	77,000	467
Williams	145,700	2,395
World Fuel Services (A)	7,600	342
XTO Energy	116,625	4,502

		677,042

Financials — 11.7%
Aflac (A)	516,114	20,965
Allied World Assurance Holdings	51,500	2,386
Allstate	174,847	5,139
American Express	1,175,652	39,761
American International Group (A)	24,600	1,115
Ameriprise Financial	235,436	7,070
Annaly Capital Management ‡	1,283,099	22,249
AON	17,000	710
Apartment Investment & Management, Cl A ‡ (A)	7,218	88
Assurant	23,700	710
Assured Guaranty (A)	84,400	1,680
AvalonBay Communities ‡ (A)	1,800	116
Bank of America	4,730,853	83,215
Bank of Hawaii (A)	75,973	2,997
Bank of New York Mellon	1,563,462	46,294
BB&T	68,000	1,900
BlackRock, Cl A (A)	62,751	12,523
Boston Properties ‡ (A)	28,500	1,727
Brandywine Realty Trust ‡	115,400	1,224
Capital One Financial	52,400	1,954
CB Richard Ellis Group, Cl A * (A)	113,900	1,348
Charles Schwab (A)	1,310,255	23,663
Chimera Investment ‡	65,700	250
Chubb	140,224	6,926
Cincinnati Financial	109,700	2,821
Citigroup (A)	4,178,962	20,895
CME Group, Cl A	9,800	2,852
Colonial Properties Trust ‡ (A)	63,500	573
Comerica	74,400	1,984
Commerce Bancshares	36,201	1,330
Community Bank System (A)	17,400	310
Cousins Properties ‡ (A)	17,300	144
Cullen/Frost Bankers	61,498	3,031
Discover Financial Services	559,967	7,700
Endurance Specialty Holdings (A)	66,400	2,289
Equity Residential ‡	217,240	5,933
Federated Investors, Cl B (A)	66,700	1,751
Fifth Third Bancorp	159,000	1,739
First Horizon National * (A)	97,807	1,309
Forest City Enterprises, Cl A	92,100	852
Franklin Resources	129,458	12,082

2	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Genworth Financial, Cl A	105,800	$1,117
GFI Group	67,200	481
Goldman Sachs Group	343,913	56,904
Hartford Financial Services Group	96,364	2,286
HCP ‡	80,700	2,298
Health Care REIT ‡ (A)	4,200	179
Host Hotels & Resorts ‡	157,900	1,574
Hudson City Bancorp	228,979	3,004
Huntington Bancshares (A)	332,500	1,516
IntercontinentalExchange *	21,300	1,998
Invesco	200,300	4,156
Janus Capital Group	145,200	1,847
JPMorgan Chase	1,990,034	86,487
Keycorp (A)	292,400	1,947
Legg Mason (A)	43,100	1,240
Leucadia National (A)	47,400	1,179
Lincoln National	106,900	2,698
Loews	110,100	3,760
M&T Bank (A)	19,100	1,180
Marsh & McLennan	139,800	3,291
Marshall & Ilsley	292,400	2,082
MBIA * (A)	130,200	875
MetLife	428,533	16,181
MFA Mortgage Investments ‡	96,200	762
Montpelier Re Holdings (A)	32,700	526
Moody’s (A)	101,800	2,773
Morgan Stanley	290,316	8,408
MSCI, Cl A *	20,400	600
NASDAQ OMX Group *	93,900	2,061
NewAlliance Bancshares	11,700	137
Northern Trust	353,694	20,677
NYSE Euronext	135,700	3,846
optionsXpress Holdings	56,300	937
People’s United Financial	93,500	1,502
PHH * (A)	26,800	570
Platinum Underwriters Holdings	13,100	475
Plum Creek Timber ‡ (A)	4,400	133
PNC Financial Services Group	227,100	9,672
Principal Financial Group	67,500	1,917
Progressive	99,900	1,650
ProLogis ‡ (A)	367,400	4,086
Prudential Financial	427,110	21,603
Public Storage ‡ (A)	49,183	3,470
Rayonier ‡	17,520	753
Regions Financial (A)	283,700	1,663
Simon Property Group ‡ (A)	19,334	1,230
SLM * (A)	159,600	1,420
StanCorp Financial Group	68,800	2,604
State Street	93,500	4,907
SunTrust Banks (A)	47,200	1,103
T. Rowe Price Group (A)	554,457	25,128
TD Ameritrade Holding * (A)	299,944	5,771
TFS Financial	24,800	283
Torchmark (A)	22,500	959
Travelers	606,395	30,574
Unum Group	82,600	1,861
US Bancorp (A)	840,536	19,013
Ventas ‡	16,000	627
Vornado Realty Trust ‡ (A)	18,903	1,087
Webster Financial	48,000	627
Wells Fargo (A)	2,407,972	66,267
Wintrust Financial	8,700	241
World Acceptance * (A)	16,500	429
XL Capital, Cl A (A)	116,600	2,023
Zions Bancorporation (A)	106,300	1,878

		808,138

Health Care — 11.4%
Abbott Laboratories	766,531	34,670
Aetna	31,159	888
Allergan	67,400	3,769
American Medical Systems Holdings *	54,000	823
AmerisourceBergen (A)	861,907	18,367
Amgen *	670,024	40,027
Baxter International	275,800	15,699
Becton Dickinson	23,700	1,650
Biogen Idec * (A)	511,339	25,674
Boston Scientific *	66,000	775
Bristol-Myers Squibb	1,206,447	26,699
Cardinal Health	118,928	4,113
Celgene *	135,400	7,064
Cephalon * (A)	133,100	7,577
CIGNA	67,500	1,986
Cooper (A)	40,300	1,101
Coventry Health Care *	180,052	3,931
DaVita *	56,000	2,896
Dendreon * (A)	148,757	3,477
Eli Lilly (A)	596,932	19,973
Express Scripts *	15,700	1,134
Forest Laboratories *	305,936	8,955
Genzyme *	10,700	596
Gilead Sciences * (A)	650,585	29,315
Healthsouth * (A)	13,400	209
Hospira *	79,600	3,112
Humana * (A)	279,857	9,991
IMS Health	44,100	611
Intuitive Surgical * (A)	17,100	3,808
Invacare	16,900	366
Isis Pharmaceuticals * (A)	48,000	775
Johnson & Johnson (A)	2,037,764	123,163
King Pharmaceuticals * (A)	159,300	1,654
Laboratory Corp of America Holdings *	11,700	817
Lincare Holdings * (A)	62,700	1,655
Masimo * (A)	31,900	801
McKesson	447,073	25,421
Medco Health Solutions * (A)	264,748	14,619
Medtronic	506,019	19,380
Merck (A)	1,156,490	37,505
Mettler Toledo International *	36,900	3,225
Millipore *	25,500	1,689
Mylan Laboratories * (A)	324,700	4,763
PerkinElmer	16,100	294
Pfizer (A)	4,730,501	78,999
Quest Diagnostics	164,000	8,849
Quidel *	13,600	210
Schering-Plough	1,250,256	35,232
St. Jude Medical *	11,700	451
Stryker	510,382	21,160
Thermo Fisher Scientific * (A)	202,130	9,138
UnitedHealth Group	1,151,114	32,231

3	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Valeant Pharmaceuticals International * (A)	31,900	$826
Varian Medical Systems *	2,500	108
Warner Chilcott, Cl A *	43,900	894
Waters *	143,370	7,209
Watson Pharmaceuticals * (A)	80,300	2,834
WellPoint *	405,076	21,408
Wyeth	820,248	39,249
Zimmer Holdings *	222,825	10,551

		784,366

Industrials — 8.2%
3M	377,846	27,243
AGCO * (A)	462,871	14,460
Alliant Techsystems *	17,800	1,375
Avery Dennison	56,300	1,740
Boeing (A)	230,618	11,455
Burlington Northern Santa Fe	119,300	9,904
C.H. Robinson Worldwide (A)	87,200	4,906
Caterpillar (A)	14,828	672
Chart Industries *	32,100	599
Cintas	48,000	1,317
Con-way	4,600	192
Cooper Industries, Cl A	46,500	1,500
Copa Holdings, Cl A	42,429	1,772
Crane	1	—
CSX	140,796	5,984
Cummins	29,740	1,348
Danaher	48,700	2,957
Deere	28,800	1,256
Dover	282,070	9,757
Dun & Bradstreet	42,100	3,075
Eaton (A)	202,230	10,910
Emerson Electric	95,330	3,515
Equifax	191,300	5,287
Expeditors International Washington	11,200	366
Fastenal (A)	17,500	634
Flowserve	8,400	724
Fluor (A)	427,453	22,612
General Dynamics	688,872	40,774
General Electric	6,452,340	89,687
Goodrich	36,100	1,991
Harsco	130,112	4,058
Hawaiian Holdings *	52,800	386
Honeywell International	56,553	2,079
Illinois Tool Works	422,044	17,650
Iron Mountain * (A)	45,000	1,318
ITT (A)	61,300	3,070
Jacobs Engineering Group *	31,900	1,403
KBR	365,365	8,276
L-3 Communications Holdings, Cl 3	58,700	4,367
Lockheed Martin	659,136	49,422
Manitowoc (A)	41,700	277
Masco	55,200	799
McDermott International *	98,201	2,333
Monster Worldwide *	44,400	720
Norfolk Southern	80,700	3,702
Northrop Grumman (A)	531,686	25,952
Oshkosh Truck	47,900	1,609
Paccar (A)	72,369	2,618
Pall	6,600	196
Pitney Bowes	5,000	112
Precision Castparts	120,890	11,035
Quanta Services *	27,500	608
Raytheon	413,752	19,521
Republic Services, Cl A	9,340	239
Robert Half International (A)	34,800	915
Rockwell Automation	21,300	891
Rockwell Collins	17,700	815
Southwest Airlines (A)	1,468,156	12,010
Stericycle *	93,700	4,640
Textron (A)	61,900	951
Timken (A)	231,044	4,877
Trinity Industries (A)	108,800	1,719
Union Pacific	310,330	18,561
United Parcel Service, Cl B	515,993	27,585
United Technologies	408,234	24,233
URS *	17,117	740
Waste Management (A)	293,823	8,794
Watson Wyatt Worldwide, Cl A	13,700	599
WESCO International *	203,419	4,888
WW Grainger (A)	117,300	10,260

		562,240

Information Technology — 15.3%
Accenture, Cl A	183,796	6,065
Adobe Systems * (A)	599,430	18,834
Advanced Micro Devices * (A)	228,400	996
Affiliated Computer Services, Cl A *	47,900	2,146
Agilent Technologies *	20,800	534
Akamai Technologies * (A)	568,770	10,033
Altera (A)	209,800	4,030
Analog Devices	62,200	1,757
Apple *	469,493	78,974
Applied Materials	3,600	48
Arris Group *	56,200	745
Autodesk *	113,700	2,664
Automatic Data Processing	184,553	7,078
BMC Software *	89,600	3,194
Broadcom, Cl A *	223,701	6,364
CA	1	—
Ciena * (A)	67,400	903
Cisco Systems *	3,438,921	74,281
Citrix Systems *	7,300	261
Cognizant Technology Solutions, Cl A *	507,710	17,709
Computer Sciences *	66,724	3,260
Compuware *	70,700	510
Convergys *	103,800	1,125
Corning	1,819,391	27,437
Dell * (A)	1,325,902	20,989
Dolby Laboratories, Cl A * (A)	12,800	499
eBay * (A)	1,063,327	23,542
EchoStar, Cl A *	16,400	304
Electronic Arts *	651,162	11,864
EMC * (A)	805,510	12,808
Fidelity National Information Services (A)	29,700	729
Fiserv *	42,800	2,065
FLIR Systems *	2,300	53
Google, Cl A * (A)	128,610	59,376

4	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Hewlett-Packard	1,201,768	$53,947
IAC * (A)	102,276	1,894
Ingram Micro, Cl A *	57,700	967
Intel (A)	5,510,230	111,968
International Business Machines (A)	1,155,884	136,452
Intuit *	47,200	1,311
j2 Global Communications * (A)	28,700	613
Jabil Circuit	102,400	1,121
JDS Uniphase * (A)	162,900	1,119
Juniper Networks * (A)	77,100	1,779
Kla-Tencor (A)	9,300	290
Lexmark International, Cl A *	2,500	47
Linear Technology (A)	102,000	2,710
LSI * (A)	241,300	1,257
Mastercard, Cl A (A)	51,300	10,395
McAfee * (A)	45,900	1,826
MEMC Electronic Materials *	99,500	1,587
Microchip Technology (A)	29,400	781
Micron Technology * (A)	167,600	1,235
Microsoft	3,727,114	91,873
Molex (A)	259,958	4,734
Motorola (A)	526,090	3,777
National Semiconductor (A)	63,100	957
NetApp *	31,000	705
Novatel Wireless *	18,800	182
Novellus Systems * (A)	32,400	621
Nvidia * (A)	166,450	2,417
Oracle (A)	2,521,096	55,136
Paychex (A)	160,300	4,535
Qualcomm	853,078	39,600
Red Hat *	43,200	992
SanDisk *	68,700	1,216
Seagate Technology (A)	872,946	12,090
Silicon Laboratories * (A)	8,800	396
Sun Microsystems *	336,620	3,124
Symantec * (A)	635,500	9,609
Tech Data *	30,301	1,155
Tellabs *	66,700	423
Teradyne * (A)	74,100	611
Texas Instruments (A)	1,325,687	32,599
Total System Services	29,500	450
Tyco Electronics	363,730	8,300
Visa, Cl A (A)	301,277	21,421
Western Digital *	212,000	7,267
Western Union	881,711	15,906
Xilinx (A)	171,100	3,805
Yahoo! * (A)	81,600	1,192

		1,057,569

Materials — 2.4%
Air Products & Chemicals	88,000	6,603
AK Steel Holding	25,600	520
Alcoa	23,100	278
Allegheny Technologies (A)	74,500	2,263
Ball (A)	66,500	3,222
Bemis	121,500	3,231
Celanese, Cl A	238,990	6,087
CF Industries Holdings	20,725	1,692
Dow Chemical (A)	463,763	9,873
E.I. Du Pont de Nemours	170,888	5,456
Eastman Chemical	23,924	1,248
Ecolab	425,220	17,983
FMC	11,700	558
Freeport-McMoRan Copper & Gold, Cl B (A)	165,433	10,419
International Flavors & Fragrances	11,400	406
International Paper	25,000	574
Kaiser Aluminum	10,000	323
MeadWestvaco	1	—
Monsanto	77,320	6,486
NewMarket	18,800	1,563
Newmont Mining	84,923	3,413
Nucor (A)	128,744	5,734
Owens-Illinois *	391,650	13,293
Packaging of America	12,842	261
Pactiv *	325,101	8,079
PPG Industries	253,200	14,027
Praxair	251,100	19,239
Rock-Tenn, Cl A (A)	22,500	1,154
Scotts Miracle-Gro, Cl A	51,100	2,079
Sealed Air	27,500	520
Sigma-Aldrich	13,300	676
Southern Copper (A)	391,060	11,052
Terra Industries	88,712	2,760
Titanium Metals	1	—
United States Steel (A)	41,800	1,830
Vulcan Materials (A)	34,800	1,742
Weyerhaeuser	18,200	680

		165,324

Telecommunication Services — 3.1%
American Tower, Cl A *	2,200	70
AT&T	4,718,219	122,910
CenturyTel	589,224	18,991
Frontier Communications (A)	561,200	3,990
MetroPCS Communications * (A)	38,400	306
NII Holdings *	298,291	7,072
NTELOS Holdings	35,800	580
Qwest Communications International (A)	1,476,347	5,300
Sprint Nextel * (A)	3,019,799	11,052
Verizon Communications	1,374,798	42,674
Windstream (A)	349,013	2,991

		215,936

Utilities — 2.9%
AES *	462,141	6,317
Ameren	11,300	305
American Electric Power	361,300	11,356
American Water Works (A)	32,800	659
Calpine *	117,900	1,387
Centerpoint Energy	4,801	60
CMS Energy (A)	214,300	2,874
Consolidated Edison (A)	128,400	5,160
Constellation Energy Group	278,300	8,808
Dominion Resources	183,900	6,083
DTE Energy	127,400	4,431
Duke Energy	236,900	3,670
Edison International	55,100	1,841
Energen	145,388	6,105
Entergy	2,000	158
Equities (A)	39,500	1,567

5	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Exelon (A)	356,188	$17,816
FirstEnergy	38,700	1,747
FPL Group	274,250	15,407
Integrys Energy Group	16,500	566
Mirant *	25,801	435
Nicor (A)	36,400	1,318
NiSource	35,900	474
Northeast Utilities (A)	106,800	2,541
NRG Energy * (A)	559,691	15,028
NV Energy	71,376	861
Pepco Holdings	158,900	2,277
PG&E (A)	442,734	17,971
Pinnacle West Capital (A)	107,700	3,544
PPL	1,062,531	31,238
Progress Energy	75,900	3,000
Public Service Enterprise Group	346,587	10,976
Questar	22,600	763
SCANA	44,200	1,533
Sempra Energy	73,300	3,678
Southern	189,700	5,919
TECO Energy (A)	80,700	1,075
Unisource Energy	24,700	722
Wisconsin Energy	30,900	1,405
Xcel Energy	124,800	2,465

		203,540

Total Common Stock (Cost $5,060,812) ($ Thousands)		5,702,045

U.S. TREASURY OBLIGATIONS (B) (C) — 1.9%
U.S. Treasury Bills
0.218%, 12/03/09	$119,000	118,956
0.290%, 12/17/09	700	700
0.071%, 01/07/10	2,700	2,698
0.326%, 05/06/10	6,645	6,633

Total U.S. Treasury Obligations (Cost $128,949) ($ Thousands)		128,987

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%** †	206,890,970	206,891

Total Cash Equivalent (Cost $206,891) ($ Thousands)		206,891

AFFILIATED PARTNERSHIPS — 26.5%
SEI LIBOR Plus Portfolio †	111,518,139	694,758
SEI Liquidity Fund, L.P.,
0.820%, ** † (D)	1,143,545,904	1,131,701

Total Affiliated Partnerships (Cost $2,135,057) ($ Thousands)		1,826,459

Total Investments — 114.0% (Cost $7,531,709)($ Thousands) ††		$7,864,382

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	602	Sep-2009	$2,503
S&P Composite Index	4,692	Sep-2009	77,677

			$80,180

Percentages are based on a Net Assets of $6,897,619 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	This security or a partial position of this security is on loan at August 31, 2009. The total value of securities on loan at August 31, 2009 was $1,103,400 ($ Thousands).
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2009 was $1,131,701 ($ Thousands).
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund’s investments was $7,531,709 ($ Thousands), and the unrealized appreciation and depreciation were $742,492 ($ Thousands) and $(409,819) ($ Thousands) respectively.

Cl — Class

REIT — Real Estate Investment Trust

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

Amounts designated as “—” are either $0 or have been rounded to $0.

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Consumer Discretionary — 9.7%
Aaron’s (A)	1,800	$47
Abercrombie & Fitch, Cl A (A)	3,602	116
Advance Auto Parts	4,408	187
Aeropostale *	3,200	125
Amazon.com * (A)	14,489	1,176
American Eagle Outfitters	7,171	97
Apollo Group, Cl A *	5,864	380
Autoliv	3,918	126
AutoNation * (A)	2,832	54
AutoZone * (A)	1,407	207
Barnes & Noble (A)	1,238	26
Bed Bath & Beyond *	11,415	416
Best Buy (A)	14,747	535
Big Lots *	3,500	89
Black & Decker (A)	2,468	109
BorgWarner (A)	5,382	160
Boyd Gaming *	1,651	17
Brinker International	4,483	65
Brink’s Home Security Holdings *	2,200	69
Burger King Holdings	5,000	90
Cablevision Systems, Cl A	10,442	233
Career Education * (A)	3,259	77
Carmax * (A)	10,360	179
Carnival	19,200	562
CBS, Cl B	27,169	281
Central European Media Enterprises, Cl A *	1,800	52
Chico’s FAS * (A)	8,600	110
Chipotle Mexican Grill, Cl A * (A)	1,500	126
Choice Hotels International	1,484	44
Clear Channel Outdoor Holdings, Cl A *	700	5
Coach (A)	13,867	392
Comcast, Cl A	127,425	1,952
CTC Media *	1,100	15
Darden Restaurants	6,322	208
DeVry (A)	2,900	148
Dick’s Sporting Goods *	4,258	96
DIRECTV Group * (A)	20,158	499
Discovery Communications, Cl C *	12,421	290
DISH Network, Cl A *	8,362	136
Dollar Tree *	4,153	207
DR Horton	12,868	173
DreamWorks Animation SKG, Cl A *	3,434	116
Expedia * (A)	8,134	187
Family Dollar Stores (A)	6,462	196
Foot Locker	6,869	73
Ford Motor * (A)	140,084	1,065
Fortune Brands	6,620	263
GameStop, Cl A * (A)	7,700	183
Gannett (A)	9,359	81
Gap	21,159	416
Garmin (A)	5,300	174
Gentex	6,132	90
Genuine Parts	7,071	262
Goodyear Tire & Rubber *	11,052	182
Guess? (A)	2,900	102
H&R Block	15,025	260
Hanesbrands *	4,143	87
Harley-Davidson (A)	9,903	237
Harman International Industries (A)	2,768	83
Hasbro	5,867	166
Hillenbrand	2,824	56
Home Depot	75,215	2,053
Interactive Data	1,900	44
International Game Technology	13,643	285
International Speedway, Cl A	1,512	42
Interpublic Group *	22,775	143
ITT Educational Services *	1,621	170
J.C. Penney (A)	9,851	296
Jarden *	4,300	105
John Wiley & Sons, Cl A	1,842	59
Johnson Controls (A)	26,445	655
KB Home (A)	3,380	61
Kohl’s * (A)	13,419	692
Lamar Advertising, Cl A * (A)	2,540	58
Las Vegas Sands * (A)	13,793	197
Leggett & Platt	6,319	115
Lennar, Cl A	5,830	88
Liberty Global, Cl A *	11,871	260
Liberty Media - Capital, Ser A *	3,492	67
Liberty Media - Entertainment, Cl A *	23,268	649
Liberty Media - Interactive, Cl A * (A)	27,147	260
Limited Brands (A)	12,057	180
LKQ *	5,800	101
Lowe’s	65,910	1,417
Macy’s	17,830	277
Marriott International, Cl A (A)	13,140	314
Marvel Entertainment *	1,900	92
Mattel	15,842	285
McDonald’s (A)	49,180	2,766
McGraw-Hill	13,739	462
MDC Holdings	1,516	57
Meredith (A)	1,358	37
MGM Mirage * (A)	8,439	71
Mohawk Industries * (A)	2,266	114
Morningstar * (A)	900	40
NetFlix * (A)	2,100	92
New York Times, Cl A	4,824	37
Newell Rubbermaid (A)	13,065	182
News, Cl A (A)	101,985	1,093
NIKE, Cl B (A)	16,148	895
Nordstrom (A)	7,412	208
NVR * (A)	224	151
Office Depot *	14,189	74
Omnicom Group (A)	13,544	492
O’Reilly Automotive * (A)	6,240	239
Panera Bread, Cl A * (A)	1,162	61
Penn National Gaming * (A)	2,989	87
Penske Auto Group (A)	1,200	21
PetSmart	5,273	110
Phillips-Van Heusen	2,300	87
Polo Ralph Lauren, Cl A (A)	2,280	151
priceline.com * (A)	1,900	293
Pulte Homes (A)	15,545	199
RadioShack	5,571	84
Regal Entertainment Group, Cl A	4,188	53

1	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Ross Stores	5,771	$269
Royal Caribbean Cruises	5,900	113
Scientific Games, Cl A * (A)	2,366	36
Scripps Networks Interactive, Cl A (A)	4,072	132
Sears Holdings * (A)	2,328	148
Service International	11,194	79
Sherwin-Williams	4,437	267
Signet Jewelers	3,800	92
Snap-On	2,391	89
Stanley Works	3,709	152
Staples (A)	32,164	695
Starbucks * (A)	32,206	612
Starwood Hotels & Resorts Worldwide	8,684	259
Strayer Education (A)	600	127
Target	33,585	1,578
Thor Industries (A)	1,900	50
Tiffany (A)	5,225	190
Tim Hortons (A)	8,086	228
Time Warner	52,979	1,479
Time Warner Cable, Cl A	15,384	568
TJX	18,054	649
Toll Brothers *	6,051	138
TRW Automotive Holdings *	2,793	49
Urban Outfitters * (A)	5,920	168
VF	3,917	273
Viacom, Cl B *	23,769	595
Virgin Media (A)	13,620	156
WABCO Holdings	2,224	42
Walt Disney (A)	82,384	2,145
Warner Music Group *	662	3
Washington Post, Cl B	257	112
Weight Watchers International	1,662	46
Wendy’s, Cl A	14,000	71
Whirlpool (A)	3,287	211
Williams-Sonoma	3,362	64
WMS Industries *	1,700	72
Wyndham Worldwide	8,668	131
Wynn Resorts * (A)	2,796	151
Yum! Brands (A)	20,648	707

		44,222

Consumer Staples — 10.6%
Alberto-Culver, Cl B	3,687	97
Altria Group	91,568	1,674
Archer-Daniels-Midland	28,079	810
Avon Products	18,706	596
BJ’s Wholesale Club * (A)	2,672	87
Brown-Forman, Cl B	3,818	171
Bunge (A)	5,400	362
Campbell Soup	8,678	272
Central European Distribution *	2,300	74
Church & Dwight	3,132	179
Clorox (A)	6,103	361
Coca-Cola	103,120	5,029
Coca-Cola Enterprises	14,215	287
Colgate-Palmolive	22,175	1,612
ConAgra Foods	19,586	402
Constellation Brands, Cl A *	7,631	113
Corn Products International	3,000	89
Costco Wholesale	19,381	988
CVS Caremark	64,552	2,422
Dean Foods *	8,087	147
Del Monte Foods	8,458	89
Dr Pepper Snapple Group *	11,300	299
Energizer Holdings *	2,941	192
Estee Lauder, Cl A	4,954	178
Flowers Foods	3,000	71
General Mills	14,696	878
Green Mountain Coffee Roasters *	1,300	78
Hansen Natural *	2,900	95
Herbalife	3,000	91
Hershey (A)	6,798	267
HJ Heinz	13,837	533
Hormel Foods (A)	3,339	123
JM Smucker	5,211	272
Kellogg	11,103	523
Kimberly-Clark	18,518	1,120
Kraft Foods, Cl A	65,315	1,852
Kroger	28,373	612
Lorillard	7,350	535
McCormick	5,793	189
Mead Johnson Nutrition, Cl A	1,800	72
Molson Coors Brewing, Cl B	5,662	268
NBTY *	2,600	96
Pepsi Bottling Group	6,282	224
PepsiAmericas	2,594	73
PepsiCo	69,337	3,929
Philip Morris International	87,368	3,993
Procter & Gamble	129,774	7,022
Ralcorp Holdings *	2,600	163
Reynolds American	7,410	339
Rite Aid *	19,101	29
Safeway	18,620	355
Sara Lee	30,651	297
Smithfield Foods * (A)	5,975	73
Supervalu	10,789	155
Sysco	26,248	669
Tyson Foods, Cl A	13,965	167
Walgreen	43,925	1,488
Wal-Mart Stores	98,479	5,010
Whole Foods Market *	5,052	147

		48,338

Energy — 11.0%
Alpha Natural Resources * (A)	5,168	167
Anadarko Petroleum	22,340	1,181
Apache	14,959	1,271
Arch Coal	5,912	102
Atwood Oceanics *	2,800	80
Baker Hughes	13,601	468
BJ Services	13,588	218
Cabot Oil & Gas	4,300	152
Cameron International *	9,544	341
Chesapeake Energy (A)	27,466	627
Chevron	89,202	6,239
Cimarex Energy (A)	3,400	133
CNX Gas *	800	23
Comstock Resources *	1,800	64
Concho Resources *	3,700	121
ConocoPhillips	66,076	2,975
Consol Energy	8,244	308
Continental Resources * (A)	1,000	35

2	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Denbury Resources *	11,648	$177
Devon Energy	19,813	1,216
Diamond Offshore Drilling (A)	3,009	269
Dresser-Rand Group *	3,934	117
El Paso	30,903	285
Encore Acquisition * (A)	2,300	87
ENSCO International	6,523	241
EOG Resources	10,945	788
EXCO Resources *	5,300	78
Exterran Holdings *	2,900	52
Exxon Mobil	217,012	15,006
FMC Technologies *	5,660	270
Forest Oil * (A)	4,914	77
Frontier Oil	4,600	59
Frontline (A)	2,200	49
Halliburton	40,197	953
Helix Energy Solutions Group *	3,600	42
Helmerich & Payne (A)	4,450	149
Hess	12,712	643
Holly	2,000	46
Marathon Oil	31,776	981
Mariner Energy *	3,100	38
Massey Energy (A)	3,761	102
Murphy Oil	8,354	476
Nabors Industries *	13,100	232
National Oilwell Varco *	18,780	683
Newfield Exploration *	6,099	236
Noble Energy	7,562	457
Occidental Petroleum (A)	35,954	2,628
Oceaneering International *	2,600	136
Oil States International * (A)	2,600	77
Overseas Shipholding Group (A)	727	26
Patterson-UTI Energy	6,332	84
Peabody Energy	11,674	382
PetroHawk Energy *	12,200	263
Pioneer Natural Resources	4,744	137
Plains Exploration & Production *	5,691	149
Pride International *	8,029	207
Quicksilver Resources * (A)	5,102	55
Range Resources	6,939	336
Rowan	5,386	111
SandRidge Energy *	6,400	78
Schlumberger	53,300	2,995
SEACOR Holdings *	900	68
Seahawk Drilling *	535	12
Smith International (A)	9,731	268
Southern Union	5,368	107
Southwestern Energy * (A)	15,276	563
Spectra Energy	28,209	531
St. Mary Land & Exploration	2,700	71
Sunoco	5,556	149
Superior Energy Services *	3,500	64
Teekay	2,100	38
Tesoro	6,846	96
Tidewater	2,170	94
Unit *	1,527	57
Valero Energy	22,636	424
Walter Industries	2,400	125
Whiting Petroleum *	2,000	97
Williams	25,346	417
XTO Energy	25,888	999

		50,158

Financials — 15.4%
Affiliated Managers Group *	1,733	113
Aflac (A)	20,956	851
Alexandria Real Estate Equities ‡ (A)	2,000	111
Alleghany *	238	66
Allied World Assurance Holdings	2,000	93
Allstate	23,825	700
AMB Property ‡ (A)	6,644	152
American Capital (A)	2,034	5
American Express	45,334	1,533
American Financial Group	4,214	108
American International Group (A)	6,023	273
American National Insurance	722	62
AmeriCredit * (A)	3,372	58
Ameriprise Financial	11,300	339
Annaly Capital Management ‡	23,911	415
AON	12,150	507
Apartment Investment & Management, Cl A ‡ (A)	4,399	54
Arch Capital Group *	2,400	156
Arthur J Gallagher	4,804	114
Aspen Insurance Holdings	3,700	94
Associated Banc (A)	5,184	54
Assurant	5,193	156
AvalonBay Communities ‡ (A)	3,541	228
Axis Capital Holdings	6,400	195
Bancorpsouth (A)	3,600	83
Bank of America (A)	385,018	6,773
Bank of Hawaii (A)	1,982	78
Bank of New York Mellon	52,909	1,567
BB&T	28,806	805
BlackRock, Cl A	885	177
BOK Financial (A)	775	35
Boston Properties ‡ (A)	6,284	381
Brandywine Realty Trust ‡	6,600	70
BRE Properties ‡	2,020	57
Brown & Brown	4,724	94
Camden Property Trust ‡	3,247	119
Capital One Financial	19,825	740
CapitalSource	11,382	47
Capitol Federal Financial (A)	1,027	33
CB Richard Ellis Group, Cl A * (A)	10,217	121
Charles Schwab (A)	42,585	769
Chimera Investment ‡	32,100	122
Chubb	15,618	771
Cincinnati Financial	6,786	175
CIT Group (A)	17,424	30
Citigroup (A)	501,945	2,510
City National (A)	1,738	69
CME Group, Cl A	2,974	866
CNA Financial (A)	700	17
Comerica	7,053	188
Commerce Bancshares	2,494	91
Corporate Office Properties Trust ‡	2,200	81
Cullen/Frost Bankers	2,368	117
Digital Realty Trust ‡ (A)	3,600	157
Discover Financial Services	24,489	337
Douglas Emmett ‡ (A)	5,400	65
Duke Realty ‡ (A)	10,909	126

3	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Eaton Vance (A)	5,310	$152
Endurance Specialty Holdings (A)	2,200	76
Equity Residential ‡	12,087	330
Erie Indemnity, Cl A	1,119	43
Essex Property Trust ‡	1,069	80
Everest Re Group	2,700	228
Federal Realty Investment Trust ‡ (A)	2,796	174
Federated Investors, Cl B (A)	3,658	96
Fidelity National Financial, Cl A	10,604	159
Fifth Third Bancorp	35,182	385
First American (A)	3,784	119
First Citizens BancShares, Cl A	200	28
First Horizon National *	8,717	117
First Niagara Financial Group	5,700	75
Forest City Enterprises, Cl A	5,142	48
Franklin Resources	6,603	616
Fulton Financial (A)	8,095	59
Genworth Financial, Cl A	17,892	189
GLG Partners (A)	10,000	40
Goldman Sachs Group	22,475	3,719
Greenhill (A)	800	63
Hanover Insurance Group	2,193	90
Hartford Financial Services Group	14,510	344
HCC Insurance Holdings (A)	4,641	123
HCP ‡	12,174	347
Health Care REIT ‡ (A)	4,983	213
Hospitality Properties Trust ‡	4,066	74
Host Hotels & Resorts ‡	26,800	267
HRPT Properties Trust ‡	8,002	52
Hudson City Bancorp	21,328	280
Huntington Bancshares (A)	27,334	125
Interactive Brokers Group, Cl A *	2,200	42
IntercontinentalExchange *	3,200	300
Invesco	18,300	380
Investment Technology Group *	1,500	37
Janus Capital Group	7,265	92
Jefferies Group (A)	5,414	128
Jones Lang LaSalle	1,600	75
JPMorgan Chase	167,334	7,272
Keycorp (A)	35,295	235
Kimco Realty ‡ (A)	16,944	213
Lazard, Cl A	3,100	120
Legg Mason	6,581	189
Leucadia National	8,420	209
Liberty Property Trust ‡	5,006	164
Lincoln National	13,788	348
Loews	14,336	490
M&T Bank (A)	3,183	196
Macerich ‡ (A)	3,469	99
Mack-Cali Realty ‡	3,798	122
Markel *	450	148
Marsh & McLennan	22,865	538
Marshall & Ilsley	17,660	126
MBIA * (A)	4,859	33
Mercury General	1,196	44
MetLife	25,909	978
Moody’s (A)	8,627	235
Morgan Stanley	60,178	1,743
MSCI, Cl A *	4,700	138
NASDAQ OMX Group *	5,500	121
Nationwide Health Properties ‡ (A)	4,900	156
New York Community Bancorp (A)	16,072	171
Northern Trust	10,705	626
NYSE Euronext	11,800	334
Odyssey Re Holdings	900	46
Old Republic International (A)	9,590	114
OneBeacon Insurance Group, Cl A	1,100	15
PartnerRe	2,500	185
People’s United Financial	15,334	246
Plum Creek Timber ‡ (A)	7,221	219
PNC Financial Services Group	20,622	878
Popular (A)	9,430	20
Principal Financial Group	13,718	390
Progressive	29,780	492
ProLogis ‡ (A)	19,888	221
Protective Life	3,309	71
Prudential Financial	18,563	939
Public Storage ‡ (A)	5,868	414
Raymond James Financial (A)	4,221	96
Rayonier ‡ (A)	3,503	150
Realty Income ‡ (A)	4,600	117
Regency Centers ‡	3,808	128
Regions Financial (A)	51,487	302
Reinsurance Group of America, Cl A	3,199	138
RenaissanceRe Holdings	2,900	158
SEI (B)	5,642	104
Senior Housing Properties Trust ‡	5,400	108
Simon Property Group ‡	10,597	674
SL Green Realty ‡ (A)	3,668	129
SLM * (A)	20,814	185
St. Joe * (A)	3,761	123
StanCorp Financial Group	2,042	77
State Street	22,094	1,159
Student Loan	102	5
SunTrust Banks	22,046	515
Synovus Financial (A)	11,672	43
T. Rowe Price Group	11,180	507
Taubman Centers ‡ (A)	2,200	70
TCF Financial (A)	6,301	87
TD Ameritrade Holding *	11,645	224
TFS Financial	3,700	42
Torchmark (A)	3,750	160
Transatlantic Holdings	955	47
Travelers	26,144	1,318
UDR ‡ (A)	5,793	74
Unitrin	1,260	24
Unum Group	14,705	331
US Bancorp	84,043	1,901
Validus Holdings (A)	2,100	54
Valley National Bancorp (A)	5,730	67
Ventas ‡	6,944	272
Vornado Realty Trust ‡	6,688	385
Waddell & Reed Financial, Cl A	4,100	109
Washington Federal (A)	3,063	45
Weingarten Realty Investors ‡ (A)	4,467	89
Wells Fargo	211,766	5,828
Wesco Financial	41	12

4	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
White Mountains Insurance Group	347	$108
Whitney Holding (A)	2,257	20
Wilmington Trust	2,292	32
WR Berkley (A)	5,614	144
XL Capital, Cl A	15,400	267
Zions Bancorporation (A)	6,102	108

		69,707

Health Care — 13.0%
Abbott Laboratories	68,876	3,115
Abraxis Bioscience *	340	9
Aetna	19,634	560
Alexion Pharmaceuticals *	3,800	171
Allergan	13,296	744
Allscripts-Misys Healthcare Solutions	2,400	36
AmerisourceBergen	13,424	286
Amgen *	45,167	2,698
Amylin Pharmaceuticals * (A)	5,800	73
Baxter International	26,775	1,524
Beckman Coulter	3,212	217
Becton Dickinson	10,744	748
Biogen Idec * (A)	13,000	653
BioMarin Pharmaceutical * (A)	4,100	67
Bio-Rad Laboratories, Cl A *	700	61
Boston Scientific *	67,639	795
Bristol-Myers Squibb	87,813	1,943
Brookdale Senior Living (A)	1,200	19
C.R. Bard	4,385	353
Cardinal Health	15,729	544
Celgene * (A)	20,192	1,053
Cephalon * (A)	3,348	191
Cerner * (A)	3,074	190
Charles River Laboratories International *	2,843	98
CIGNA	12,455	366
Community Health Systems *	4,062	125
Cooper	1,604	44
Covance *	3,036	161
Coventry Health Care *	6,262	137
DaVita *	4,708	243
Dendreon * (A)	5,500	129
Dentsply International (A)	6,898	233
Edwards Lifesciences *	2,607	161
Eli Lilly (A)	44,861	1,501
Endo Pharmaceuticals Holdings *	4,797	108
Express Scripts *	11,122	803
Forest Laboratories *	13,273	388
Gen-Probe *	2,227	86
Genzyme *	11,753	655
Gilead Sciences * (A)	40,150	1,809
Health Management Associates, Cl A * (A)	12,422	86
Health Net *	4,702	72
Henry Schein *	4,184	222
Hill-Rom Holdings (A)	2,724	56
HLTH * (A)	4,776	69
Hologic *	12,000	197
Hospira * (A)	7,081	277
Humana *	7,475	267
Idexx Laboratories * (A)	2,552	130
Illumina * (A)	5,700	201
IMS Health	7,361	102
Intuitive Surgical *	1,700	379
Inverness Medical Innovations * (A)	3,600	128
Johnson & Johnson (A)	122,609	7,410
Kinetic Concepts * (A)	2,413	77
King Pharmaceuticals *	10,126	105
Laboratory Corp of America Holdings * (A)	4,711	329
Life Technologies *	7,670	342
LifePoint Hospitals *	2,376	60
Lincare Holdings *	3,027	80
McKesson	11,866	675
Medco Health Solutions * (A)	21,520	1,188
Mednax *	2,000	104
Medtronic	49,585	1,899
Merck (A)	94,040	3,050
Mettler Toledo International *	1,536	134
Millipore *	2,586	171
Mylan Laboratories * (A)	14,119	207
Myriad Genetics *	4,500	138
Omnicare	5,431	124
OSI Pharmaceuticals *	2,600	87
Patterson * (A)	3,983	108
PerkinElmer	4,834	88
Perrigo	3,100	92
Pfizer	300,455	5,018
Pharmaceutical Product Development	4,284	86
Quest Diagnostics	6,844	369
ResMed *	3,555	163
Schering-Plough	72,309	2,038
Sepracor *	4,661	85
St. Jude Medical *	15,046	580
Stryker	14,704	610
Techne	1,541	95
Teleflex	1,640	74
Tenet Healthcare *	18,594	87
Thermo Fisher Scientific *	18,725	847
United Therapeutics * (A)	1,100	101
UnitedHealth Group	53,229	1,490
Universal Health Services, Cl B	2,188	129
Valeant Pharmaceuticals International * (A)	2,600	67
Varian Medical Systems *	5,630	242
VCA Antech * (A)	3,539	88
Vertex Pharmaceuticals *	7,600	284
Waters *	4,472	225
Watson Pharmaceuticals * (A)	4,918	174
WellPoint *	21,631	1,143
Wyeth	59,440	2,844
Zimmer Holdings *	9,425	446

		59,036

Industrials — 10.0%
3M	30,746	2,217
Aecom Technology *	3,900	107
AGCO *	3,800	119
Alexander & Baldwin (A)	1,782	51
Alliant Techsystems * (A)	1,336	103
Ametek	5,047	159

5	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
AMR * (A)	11,186	$61
Armstrong World Industries *	700	23
Avery Dennison	5,310	164
BE Aerospace *	3,600	62
Boeing (A)	32,091	1,594
Brink’s	1,800	47
Bucyrus International, Cl A (A)	3,600	107
Burlington Northern Santa Fe	11,798	980
C.H. Robinson Worldwide (A)	7,386	416
Carlisle	2,666	88
Caterpillar (A)	26,988	1,223
Cintas	5,357	147
Continental Airlines, Cl B * (A)	4,700	63
Con-way	2,223	93
Cooper Industries, Cl A	7,400	239
Copa Holdings, Cl A (A)	1,100	46
Copart *	3,213	114
Corrections of America *	5,600	111
Covanta Holding * (A)	6,200	111
Crane	2,400	56
CSX	17,232	732
Cummins	8,912	404
Danaher	11,651	707
Deere	18,518	807
Delta Air Lines * (A)	35,500	256
Donaldson	3,172	119
Dover	8,257	286
Dun & Bradstreet	2,456	179
Eaton	7,226	390
Emerson Electric	33,020	1,217
Equifax	5,256	145
Expeditors International Washington	9,348	305
Fastenal (A)	5,862	212
FedEx (A)	13,644	937
First Solar * (A)	2,300	280
Flowserve	2,600	224
Fluor (A)	7,908	418
FTI Consulting * (A)	2,400	105
Gardner Denver *	2,300	75
GATX (A)	2,100	58
General Cable * (A)	2,500	88
General Dynamics	15,472	916
General Electric	471,323	6,552
Goodrich	5,492	303
Graco (A)	2,624	66
Harsco	3,470	108
Hertz Global Holdings * (A)	7,200	71
Honeywell International	32,690	1,202
Hubbell, Cl B	2,292	88
IDEX	3,593	95
IHS, Cl A *	2,200	106
Illinois Tool Works	20,080	840
Iron Mountain * (A)	7,963	233
ITT	8,002	401
Jacobs Engineering Group *	5,502	242
JB Hunt Transport Services (A)	3,972	111
Joy Global	4,633	180
Kansas City Southern *	3,700	88
KBR	7,284	165
Kennametal	3,300	73
Kirby *	2,300	85
L-3 Communications Holdings, Cl 3	5,077	378
Landstar System	2,165	76
Lennox International	2,300	83
Lincoln Electric Holdings (A)	1,700	77
Lockheed Martin	14,229	1,067
Manitowoc (A)	5,700	38
Manpower	3,684	190
Masco	16,009	232
McDermott International *	10,200	242
Monster Worldwide *	5,218	85
MSC Industrial Direct, Cl A (A)	2,120	84
Navistar International *	3,000	130
Norfolk Southern	16,133	740
Northrop Grumman	14,578	711
Oshkosh Truck (A)	3,559	120
Owens Corning * (A)	3,200	71
Paccar	15,870	574
Pall	5,545	165
Parker Hannifin	7,104	346
Pentair	4,061	115
Pitney Bowes	9,185	205
Precision Castparts	6,146	561
Quanta Services *	9,200	204
Raytheon (A)	17,668	834
Republic Services, Cl A	14,142	362
Robert Half International	6,876	181
Rockwell Automation	6,504	272
Rockwell Collins	6,962	320
Roper Industries	4,200	199
RR Donnelley & Sons	8,477	151
Ryder System	2,306	88
Shaw Group *	3,500	103
Southwest Airlines	32,920	269
Spirit Aerosystems Holdings, Cl A * (A)	4,700	73
SPX	2,211	123
Stericycle *	3,826	190
SunPower, Cl A * (A)	4,400	112
Terex *	4,248	70
Textron	13,222	203
Thomas & Betts *	2,067	57
Timken	4,260	90
Toro (A)	1,560	59
TransDigm Group * (A)	1,500	67
Trinity Industries (A)	3,500	55
Union Pacific	22,516	1,347
United Parcel Service, Cl B	30,641	1,638
United Technologies	37,066	2,200
URS *	3,500	151
USG * (A)	2,298	34
UTi Worldwide	3,500	45
Valmont Industries	1,000	82
Wabtec (A)	1,800	67
Waste Connections *	3,900	107
Waste Management (A)	21,894	655
WESCO International *	2,000	48
WW Grainger (A)	2,781	243

		45,359

Information Technology — 18.1%
Activision Blizzard *	24,556	285

6	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Adobe Systems *	23,502	$738
Advanced Micro Devices * (A)	23,634	103
Affiliated Computer Services, Cl A *	3,847	172
Agilent Technologies *	15,064	387
Akamai Technologies * (A)	8,118	143
Alliance Data Systems * (A)	2,612	145
Altera (A)	13,073	251
Amdocs *	8,900	216
Amphenol, Cl A	7,892	276
Analog Devices	12,812	362
Ansys *	4,100	144
Apple *	39,723	6,682
Applied Materials	58,055	765
Arrow Electronics *	5,089	141
Atmel *	18,900	78
Autodesk *	10,137	238
Automatic Data Processing	22,492	863
Avnet *	6,410	171
AVX	1,424	16
BMC Software *	8,189	292
Broadcom, Cl A * (A)	21,868	622
Broadridge Financial Solutions	5,873	122
Brocade Communications Systems *	17,600	127
CA	17,338	387
Cadence Design Systems * (A)	13,063	82
Ciena * (A)	4,114	55
Cisco Systems *	256,827	5,548
Citrix Systems *	7,987	285
Cognizant Technology Solutions, Cl A *	12,788	446
CommScope *	3,900	105
Computer Sciences *	6,664	326
Compuware *	11,951	86
Convergys *	3,469	38
Corning	69,658	1,050
Cree * (A)	4,222	156
Cypress Semiconductor *	7,200	73
Dell * (A)	76,543	1,212
Diebold	2,729	82
Dolby Laboratories, Cl A * (A)	2,143	84
DST Systems *	1,695	78
eBay * (A)	50,111	1,110
EchoStar, Cl A *	2,132	40
Electronic Arts *	14,265	260
EMC *	90,064	1,432
Equinix * (A)	1,700	143
F5 Networks *	3,738	129
Factset Research Systems (A)	1,800	99
Fairchild Semiconductor International, Cl A *	6,600	66
Fidelity National Information Services (A)	8,028	197
Fiserv *	6,869	331
FLIR Systems *	6,800	156
Genpact *	3,100	39
Global Payments (A)	3,734	158
Google, Cl A *	10,644	4,914
Harris	6,189	215
Hewitt Associates, Cl A *	3,863	139
Hewlett-Packard	106,501	4,781
IAC *	5,132	95
Ingram Micro, Cl A *	7,023	118
Integrated Device Technology *	5,600	38
Intel (A)	248,758	5,055
International Business Machines (A)	58,798	6,941
International Rectifier *	3,355	63
Intersil, Cl A	5,361	79
Intuit *	14,086	391
Itron * (A)	1,900	104
Jabil Circuit	7,174	78
JDS Uniphase * (A)	7,340	50
Juniper Networks * (A)	23,225	536
Kla-Tencor (A)	7,809	244
Lam Research * (A)	5,891	181
Lender Processing Services	4,014	138
Lexmark International, Cl A *	3,986	75
Linear Technology (A)	9,857	262
LSI * (A)	26,748	139
Marvell Technology Group *	22,800	348
Mastercard, Cl A (A)	3,800	770
Maxim Integrated Products	13,600	255
McAfee *	6,873	273
MEMC Electronic Materials *	10,338	165
Metavante Technologies *	4,120	130
Microchip Technology (A)	8,422	224
Micron Technology * (A)	37,816	279
Micros Systems *	3,600	100
Microsoft	342,900	8,453
Molex (A)	6,370	116
Motorola (A)	102,934	739
National Instruments	2,536	65
National Semiconductor (A)	9,656	146
NCR *	6,689	89
NetApp *	14,655	333
NeuStar, Cl A *	2,700	63
Novell *	15,326	67
Novellus Systems *	4,377	84
Nuance Communications *	10,000	123
Nvidia *	24,056	349
ON Semiconductor * (A)	19,200	155
Oracle	170,267	3,724
Paychex (A)	14,107	399
PMC - Sierra *	8,700	79
QLogic * (A)	5,980	95
Qualcomm	73,750	3,424
Rambus * (A)	4,500	86
Red Hat * (A)	8,527	196
Rovi *	4,100	125
SAIC *	9,700	179
Salesforce.com *	4,838	251
SanDisk *	9,443	167
Seagate Technology	22,600	313
Silicon Laboratories *	2,200	99
Sohu.com * (A)	1,400	86
Sun Microsystems *	32,969	306
Sybase * (A)	3,900	136
Symantec *	36,548	553
Synopsys *	6,882	146
Tech Data *	2,250	86
Tellabs *	16,789	106
Teradata *	7,989	215

7	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Teradyne * (A)	8,863	$73
Texas Instruments (A)	57,008	1,402
Total System Services	6,691	102
Trimble Navigation *	4,914	125
Varian Semiconductor Equipment Associates *	3,200	98
VeriSign *	8,985	190
Visa, Cl A (A)	19,800	1,408
Vishay Intertechnology * (A)	9,550	77
VMware, Cl A *	1,900	67
WebMD Health, Cl A *	300	10
Western Digital *	9,830	337
Western Union	30,728	554
Xerox	38,251	331
Xilinx (A)	12,157	270
Yahoo! * (A)	53,181	777
Zebra Technologies, Cl A *	3,025	76

		82,222

Materials — 3.8%
Air Products & Chemicals	9,394	705
Airgas	3,415	159
AK Steel Holding	5,300	108
Albemarle	3,744	121
Alcoa	42,602	513
Allegheny Technologies (A)	4,097	124
Aptargroup	2,800	96
Ashland	3,476	127
Ball	3,975	193
Bemis	4,774	127
Cabot	2,273	45
Carpenter Technology	1,400	30
Celanese, Cl A (A)	6,483	165
CF Industries Holdings	1,900	155
Cliffs Natural Resources (A)	5,500	139
Commercial Metals (A)	4,900	83
Compass Minerals International	1,600	85
Crown Holdings *	7,451	185
Cytec Industries	2,381	69
Dow Chemical (A)	49,870	1,062
E.I. Du Pont de Nemours	40,492	1,293
Eagle Materials (A)	2,000	53
Eastman Chemical	3,142	164
Ecolab	10,291	435
FMC	2,960	141
Freeport-McMoRan Copper & Gold, Cl B	18,412	1,160
Greif, Cl A	1,500	74
Huntsman	8,329	71
International Flavors & Fragrances	3,291	117
International Paper	19,055	437
Intrepid Potash * (A)	1,500	35
Lubrizol	2,834	181
Martin Marietta Materials (A)	1,963	172
MeadWestvaco	7,258	159
Monsanto	24,150	2,026
Mosaic	6,978	338
Nalco Holding (A)	5,917	106
Newmont Mining	21,433	861
Nucor	13,690	610
Owens-Illinois *	7,791	264
Packaging of America	4,599	94
Pactiv *	6,183	154
PPG Industries	7,223	400
Praxair	13,725	1,052
Reliance Steel & Aluminum (A)	2,900	107
Royal Gold	1,400	56
RPM International	6,269	102
Schnitzer Steel Industries, Cl A	1,000	54
Scotts Miracle-Gro, Cl A	1,806	73
Sealed Air	6,568	124
Sigma-Aldrich	5,348	272
Sonoco Products	4,046	105
Southern Copper (A)	7,848	222
Steel Dynamics	8,300	137
Temple-Inland (A)	4,075	69
Terra Industries	3,700	115
Titanium Metals	3,358	28
United States Steel (A)	6,583	288
Valspar	4,764	128
Vulcan Materials (A)	4,957	248
Weyerhaeuser	9,278	347

		17,163

Telecommunication Services — 3.0%
American Tower, Cl A *	17,422	551
AT&T	262,633	6,842
CenturyTel	13,275	428
Clearwire, Cl A * (A)	2,500	19
Crown Castle International *	12,796	344
Frontier Communications	12,955	92
Leap Wireless International * (A)	2,900	48
Level 3 Communications * (A)	67,400	81
MetroPCS Communications * (A)	11,800	94
NII Holdings *	6,820	162
Qwest Communications International (A)	65,096	234
SBA Communications, Cl A * (A)	5,300	128
Sprint Nextel *	124,444	455
Telephone & Data Systems	4,102	108
tw telecom , Cl A *	5,700	65
US Cellular *	831	30
Verizon Communications	126,515	3,927
Windstream	20,347	174

		13,782

Utilities — 4.0%
AES *	29,224	399
AGL Resources	3,247	109
Allegheny Energy	7,566	200
Alliant Energy	5,176	136
Ameren (A)	9,490	256
American Electric Power	20,750	652
American Water Works	2,900	58
Aqua America (A)	5,477	92
Atmos Energy	3,691	101
Calpine *	14,900	175
Centerpoint Energy	15,715	195
CMS Energy (A)	9,542	128
Consolidated Edison (A)	12,016	483
Constellation Energy Group	8,358	265
Dominion Resources	26,412	874

8	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
DPL (A)	5,446	$135
DTE Energy	7,264	253
Duke Energy (A)	57,619	893
Dynegy, Cl A *	22,518	43
Edison International	14,279	477
Energen	2,937	123
Entergy	8,798	695
Equities (A)	5,866	233
Exelon (A)	29,129	1,457
FirstEnergy	13,381	604
FPL Group	18,373	1,032
Great Plains Energy	6,471	113
Hawaiian Electric Industries (A)	3,746	65
Integrys Energy Group	3,102	106
ITC Holdings	2,400	112
MDU Resources Group	8,621	167
Mirant * (A)	6,461	109
National Fuel Gas	3,289	147
NiSource	12,821	169
Northeast Utilities	7,907	188
NRG Energy * (A)	9,100	244
NSTAR	5,028	159
NV Energy	10,800	130
OGE Energy (A)	4,568	143
Oneok	4,929	167
Ormat Technologies	1,000	36
Pepco Holdings	10,044	144
PG&E	16,618	674
Pinnacle West Capital (A)	4,792	158
PPL	16,326	480
Progress Energy	12,161	481
Public Service Enterprise Group	22,652	717
Questar	7,746	261
RRI Energy *	14,659	87
SCANA	5,420	188
Sempra Energy	10,723	538
Southern	35,103	1,095
TECO Energy	8,600	115
UGI	4,850	124
Vectren	3,491	81
Westar Energy	5,300	109
Wisconsin Energy	5,249	239
Xcel Energy	19,981	395

		18,009

Total Common Stock (Cost $395,498) ($ Thousands)		447,996

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bill
0.160%, 09/10/09	$828	828

Total U.S. Treasury Obligation (Cost $828) ($ Thousands)		828

	Shares

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%** †	7,944,661	7,945

Total Cash Equivalent (Cost $7,945) ($ Thousands)		7,945

AFFILIATED PARTNERSHIP — 17.0%
SEI Liquidity Fund, L.P.,
0.820%, ** † (E)	77,945,324	77,029

Total Affiliated Partnership (Cost $77,945) ($ Thousands)		77,029

Total Investments — 117.5% (Cost $482,216)($ Thousands) ††		$533,798

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	136	Sep-2009	$627
S&P Mid 400 Index E-MINI	4	Sep-2009	33

			$660

Percentages are based on a Net Assets of $454,243 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	This security or a partial position of this security is on loan at August 31, 2009. The total value of securities on loan at August 31, 2009 was $74,860 ($ Thousands).
(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extend these companies are represented in its benchmark index.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2009 was $77,029 ($ Thousands).
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund’s investments was $482,216 ($ Thousands), and the unrealized appreciation and depreciation were $83,747 ($ Thousands) and $(32,165) ($ Thousands) respectively.

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

Ser — Series

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.6%

Consumer Discretionary — 12.6%
Aaron’s	17,500	$457
Abercrombie & Fitch, Cl A (A)	11,344	366
Advance Auto Parts (A)	26,600	1,125
Aeropostale *	7,700	301
American Eagle Outfitters	131,890	1,781
American Greetings, Cl A (A)	94,700	1,315
American Public Education *	76,052	2,635
America’s Car-Mart *	13,300	274
Amerigon *	124,362	791
Ameristar Casinos	31,900	530
AnnTaylor Stores *	54,500	767
Arctic Cat	54,500	389
ArvinMeritor	9,300	68
Ascent Media, Cl A *	2,000	51
Bally Technologies *	3,900	158
Barnes & Noble	104,900	2,170
Beazer Homes USA *	52,200	225
Bebe Stores (A)	212,154	1,619
Belo, Cl A (A)	132,518	443
Big Lots *	26,800	681
BJ’s Restaurants *	53,233	913
Bluegreen *	14,899	43
Blyth	10,831	493
Bob Evans Farms (A)	19,500	524
Boyd Gaming *	29,200	300
Brinker International	17,800	259
Brink’s Home Security Holdings *	48,850	1,528
Brown Shoe	45,700	343
Brunswick	20,500	191
Buckle	8,800	233
Buffalo Wild Wings *	30,268	1,248
Cabela’s * (A)	31,600	507
California Pizza Kitchen *	45,800	644
Callaway Golf	107,228	758
Capella Education *	10,783	683
Career Education *	51,272	1,218
Carter’s *	31,600	795
Casual Male Retail Group *	188,300	578
Cato, Cl A (A)	161,737	2,762
Central European Media Enterprises, Cl A *	1,100	32
Century Casinos *	236,817	675
Charlotte Russe Holding *	37,436	651
Cheesecake Factory *	26,100	480
Childrens Place Retail Stores *	12,900	391
Christopher & Banks	60,229	413
Citi Trends *	4,400	98
CKE Restaurants	27,600	267
CKX *	6,000	38
Columbia Sportswear	7,200	283
Cooper Tire & Rubber	85,597	1,222
Corinthian Colleges *	47,600	912
Cracker Barrel Old Country Store (A)	29,600	841
CSS Industries	13,600	284
Dick’s Sporting Goods *	46,384	1,039
Dillard’s, Cl A	11,900	136
DineEquity	46,400	978
Domino’s Pizza *	29,200	236
Dress Barn *	28,100	456
DSW, Cl A * (A)	182,991	2,774
Eastman Kodak	89,000	474
Ethan Allen Interiors (A)	19,099	297
Exide Technologies *	102,100	726
Federal Mogul, Cl A *	86,845	1,092
Finish Line, Cl A	171,524	1,415
Foot Locker	128,500	1,370
Fred’s, Cl A	30,900	404
Fuel Systems Solutions *	16,721	560
Fuqi International *	9,700	252
Furniture Brands International	38,208	214
Gannett	81,500	704
Gaylord Entertainment *	15,000	305
Genesco *	5,900	129
Gildan Activewear, Cl A * (A)	50,500	1,040
Group 1 Automotive	5,700	161
Guess?	28,000	981
Harte-Hanks (A)	43,400	566
Hibbett Sports *	65,486	1,151
Hillenbrand	26,761	536
HOT Topic *	95,800	667
HSN *	33,800	352
Iconix Brand Group *	119,860	2,059
International Speedway, Cl A	39,600	1,101
J Crew Group *	111,140	3,789
Jack in the Box *	51,700	1,054
Jackson Hewitt Tax Service	53,900	301
Jakks Pacific * (A)	23,800	319
Jarden *	125,766	3,062
Jo-Ann Stores *	27,004	738
Jones Apparel Group	193,105	3,011
Jos. A. Bank Clothiers *	8,200	361
Journal Communications, Cl A	152,400	564
K12 *	49,480	1,019
Kirkland’s *	30,300	429
Lakeland Industries *	81,200	755
Landry’s Restaurants * (A)	9,800	95
Life Time Fitness *	167,477	5,212
Lifetime Brands	54,400	311
Lions Gate Entertainment *	82,800	543
Live Nation *	59,385	418
Liz Claiborne	105,000	446
LodgeNet Interactive *	38,000	265
Lululemon Athletica *	88,106	1,768
Marvel Entertainment *	17,200	832
Matthews International, Cl A	24,900	868
MDC Holdings	11,800	442
MDC Partners, Cl A *	360,900	2,176
Men’s Wearhouse (A)	20,111	523
Meredith (A)	38,800	1,074
Meritage Homes *	15,000	336
Morningstar *	42,508	1,883
National CineMedia	81,629	1,224
New Frontier Media *	185,600	407
Nordstrom	45,355	1,272
NutriSystem	50,100	713
NVR *	2,470	1,668
O’Charleys	42,400	324
Office Depot *	167,885	876
OfficeMax	195,900	2,216
Orient-Express Hotels, Cl A	180,174	1,795

1	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Oxford Industries	16,100	$226
Pacific Sunwear of California *	10,100	45
Peet’s Coffee & Tea *	22,057	580
PEP Boys-Manny Moe & Jack	36,500	326
PetSmart	91,870	1,921
PF Chang’s China Bistro *	32,102	1,024
Phillips-Van Heusen	13,500	510
Pinnacle Entertainment *	217,822	2,043
Polaris Industries (A)	23,900	901
Pre-Paid Legal Services *	11,300	518
Princeton Review *	305,638	1,213
Pulte Homes	112,125	1,433
RadioShack	22,100	334
Red Robin Gourmet Burgers *	50,000	964
Regis (A)	171,651	2,777
Rent-A-Center, Cl A *	43,100	850
Retail Ventures *	269,667	1,305
Ruby Tuesday * (A)	73,100	534
Ryland Group	18,500	424
Saks *	11,900	73
Scholastic (A)	66,600	1,622
Scientific Games, Cl A * (A)	20,782	321
Sealy *	75,000	197
Shutterfly *	67,100	970
Signet Jewelers	14,400	349
Sinclair Broadcast Group, Cl A	39,677	112
Smith & Wesson Holding *	35,200	189
Sonic Automotive, Cl A	26,100	335
Sotheby’s	30,193	479
Spartan Motors	42,500	231
Stage Stores	124,500	1,662
Stamps.com *	34,325	296
Standard Pacific *	141,015	512
Steiner Leisure *	28,700	953
Steven Madden *	4,200	135
Stewart Enterprises, Cl A	85,304	453
Stoneridge *	25,000	133
Strayer Education	3,000	633
Sturm Ruger	34,500	476
Superior Industries International	14,400	205
Systemax *	12,600	168
Tempur-Pedic International	56,722	839
Texas Roadhouse, Cl A *	93,525	953
Thunderbird Resorts * (B) (H) (J)	300,600	271
Ticketmaster Entertainment *	3,600	35
Timberland, Cl A *	81,200	1,052
Tractor Supply *	21,542	1,014
TRW Automotive Holdings *	10,700	189
Tupperware Brands	14,200	525
Tween Brands *	1,900	14
Ulta Salon Cosmetics & Fragrance *	67,768	781
Under Armour, Cl A *	36,625	874
Universal Electronics *	14,313	269
Universal Technical Institute *	5,100	103
Urban Outfitters *	43,255	1,230
Vail Resorts *	4,200	139
Volcom *	12,300	174
Warnaco Group *	3,500	133
Warner Music Group * (A)	94,900	435
Wet Seal, Cl A *	27,300	96
Williams-Sonoma	21,400	409
WMS Industries *	4,400	186
World Wrestling Entertainment, Cl A	25,100	358
Zale *	82,000	531

		141,059

Consumer Staples — 3.3%
Alliance One International *	248,200	951
American Italian Pasta, Cl A *	13,400	405
American Oriental
Bioengineering * (A)	86,300	439
Andersons	34,900	1,148
BJ’s Wholesale Club *	7,200	235
Boston Beer, Cl A *	7,572	301
Cal-Maine Foods (A)	35,100	1,002
Casey’s General Stores	47,584	1,321
Central Garden and Pet, Cl A *	31,766	350
Central Garden and Pet * (A)	35,415	430
Chiquita Brands International *	155,836	2,400
Constellation Brands, Cl A *	72,700	1,075
Corn Products International	28,575	848
Cosan Industria e Comercio (Brazil) *	106,400	1,215
Darling International *	38,900	273
Dean Foods *	25,356	460
Del Monte Foods	239,859	2,516
Flowers Foods	75,400	1,792
Fresh Del Monte Produce *	59,600	1,365
Genting Plantations (Malaysia)	299,500	502
Great Atlantic & Pacific Tea *	17,200	115
Herbalife	52,717	1,596
Ingles Markets, Cl A	20,800	343
Lancaster Colony	18,000	905
Lance	58,714	1,424
Nash Finch (A)	13,200	358
NBTY *	39,400	1,460
Nu Skin Enterprises, Cl A	36,300	626
Pantry *	157,472	2,386
Prestige Brands Holdings *	51,900	385
Pricesmart	6,900	123
Revlon, Cl A *	2,800	13
Ruddick	31,900	847
Sanderson Farms (A)	29,891	1,243
Saskatchewan Wheat Pool, Cl Common Subscription Recei *	54,000	474
Smart Balance *	279,855	1,788
TreeHouse Foods *	8,000	296
United Natural Foods *	6,300	170
Universal (A)	46,300	1,707
USANA Health Sciences *	6,000	189
Viterra, Cl Common Subscription Recei *	63,800	560
Winn-Dixie Stores *	28,400	391

		36,427

Energy — 5.5%
Allis-Chalmers Energy * (A)	102,388	336
Alon USA Energy (A)	26,200	247
Approach Resources *	97,400	730
Arena Resources *	35,924	1,099
Atlas America	19,100	424

2	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Atwood Oceanics *	16,000	$456
Basic Energy Services *	70,000	475
Berry Petroleum, Cl A (A)	33,598	758
Bill Barrett *	2,300	67
BPZ Energy PIPE *	87,000	529
BPZ Resources * (A)	142,000	863
Bristow Group *	7,500	219
Bronco Drilling *	3,100	11
Cal Dive International *	138,137	1,441
CARBO Ceramics	19,700	848
Carrizo Oil & Gas *	67,209	1,299
Cimarex Energy (A)	23,200	906
Clayton Williams Energy *	4,100	81
Complete Production Services *	27,400	246
Comstock Resources *	22,766	804
Contango Oil & Gas *	4,300	193
Continental Resources *	17,400	614
Delek US Holdings	17,034	138
Denbury Resources *	15,000	228
Dresser-Rand Group *	94,355	2,802
EXCO Resources *	132,563	1,943
Exterran Holdings *	22,157	399
Forest Oil * (A)	57,100	898
Frontier Oil	15,900	204
GeoMet *	298,092	361
Global Industries * (A)	134,400	1,277
Goodrich Petroleum * (A)	57,740	1,382
Gran Tierra Energy *	44,300	177
Gulfport Energy *	35,500	266
Holly	80,400	1,836
Hornbeck Offshore Services *	13,900	307
Infinity Bio-Energy *	635,045	25
InterOil *	4,900	151
ION Geophysical *	76,000	194
Key Energy Services *	216,077	1,545
Kinder Morgan Management LLC *	38,316	1,813
Knightsbridge Tankers	32,300	419
Mahalo Energy *	266,500	1
McMoRan Exploration *	38,464	321
NATCO Group, Cl A *	2,900	121
Newpark Resources *	86,700	231
Oil States International * (A)	12,300	362
Oilsands Quest *	981,600	864
Oilsands Quest PIPE * (B)	74,000	65
Overseas Shipholding Group (A)	38,300	1,355
Parker Drilling * (A)	175,700	792
Patterson-UTI Energy	65,000	864
PetroHawk Energy *	140,682	3,029
Petroleum Development *	32,500	445
Petroquest Energy *	254,965	1,061
Quicksilver Resources *	271,251	2,935
Rentech *	410,200	788
Rosetta Resources *	125,400	1,481
RPC (A)	74,800	684
SandRidge Energy *	90,121	1,099
SEACOR Holdings * (A)	9,400	716
Southern Union	50,300	998
St. Mary Land & Exploration	20,700	544
StealthGas	105,300	524
Stone Energy *	5,400	69
Superior Energy Services *	78,274	1,427
Swift Energy * (A)	112,912	2,300
Tesoro	24,200	341
Tetra Technologies *	92,400	815
USEC *	103,900	473
Vaalco Energy	142,400	672
W&T Offshore (A)	139,000	1,373
Western Refining *	33,400	203
Willbros Group *	128,755	1,603
World Fuel Services	94,738	4,258

		61,825

Financials — 17.7%
Acadia Realty Trust ‡	2,000	31
Advance America Cash Advance Centers	97,400	559
Advanta, Cl B	33,450	24
Affiliated Managers Group *	37,884	2,475
Agree Realty ‡	4,600	96
Alexander’s ‡	100	28
Allied Capital (A)	133,300	400
Allied World Assurance Holdings	34,000	1,575
AMB Property ‡	104,050	2,375
American Campus Communities ‡ (A)	69,800	1,815
American Capital Agency ‡	9,600	239
American Equity Investment Life Holding	73,031	589
American Physicians Capital	24,000	716
AMERISAFE *	17,323	296
Amtrust Financial Services	38,900	491
Anthracite Capital ‡ (A)	99,900	85
Anworth Mortgage Asset ‡	379,559	2,843
Apartment Investment & Management, Cl A ‡ (A)	189,364	2,305
Apollo Investments *	29,400	272
Ares Capital	77,300	719
Argo Group International Holdings *	18,200	643
Ashford Hospitality Trust ‡	11,100	34
Aspen Insurance Holdings	50,700	1,288
Associated Banc	14,200	147
Associated Estates Realty ‡	11,100	93
Assured Guaranty (A)	40,700	810
Astoria Financial (A)	41,818	431
AvalonBay Communities ‡ (A)	22,883	1,474
Banco Latinoamericano de Comercio Exterior, Cl E	56,700	806
Bancorp Rhode Island	10,777	280
Bancorpsouth (A)	22,390	515
Bank Mutual (A)	55,279	486
Bank of Hawaii	30,200	1,191
Bank of the Ozarks (A)	17,600	439
Berkshire Hills Bancorp	26,400	594
BioMed Realty Trust ‡	36,100	487
Boston Private Financial Holdings (A)	32,270	162
Boston Properties ‡ (A)	62,050	3,759
Brandywine Realty Trust ‡	74,550	791

3	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Brasil Brokers Participacoes	495,500	$1,378
Brookline Bancorp	33,400	349
Calamos Asset Management, Cl A	25,122	283
CapitalSource	226,690	938
CAPLEASE INC ‡	11,800	49
Capstead Mortgage ‡	148,800	2,031
Cardinal Financial	45,061	356
Cardtronics *	233,548	1,840
Cathay General Bancorp (A)	26,400	244
CB Richard Ellis Group, Cl A *	2,539	30
CBL & Associates Properties ‡ (A)	51,538	483
Cedar Shopping Centers ‡	18,200	117
Centerstate Banks	32,590	272
Central Pacific Financial (A)	175,500	488
Chemical Financial	16,748	351
Chimera Investment ‡	195,100	741
Citizens Republic Bancorp * (A)	88,900	67
City Holding	1,200	38
CNA Surety * (A)	26,160	415
Cogdell Spencer ‡	274,700	1,242
Cohen & Steers	30,900	608
Colonial Properties Trust ‡	9,800	88
Columbia Banking System	25,225	414
Community Bank System	55,488	989
Conseco *	116,200	499
Corporate Office Properties Trust ‡ (A)	27,050	997
Cousins Properties ‡ (A)	48,023	398
Crawford, Cl B *	16,024	74
CVB Financial	84,000	589
DCT Industrial Trust ‡	21,200	112
Delphi Financial Group, Cl A	71,400	1,669
Developers Diversified Realty ‡	26,000	204
DiamondRock Hospitality ‡	11,500	79
Dollar Financial *	60,600	1,056
Douglas Emmett ‡ (A)	117,050	1,417
Duff & Phelps, Cl A	59,334	1,011
DuPont Fabros Technology ‡	7,400	97
Dynex Capital ‡	5,700	47
EastGroup Properties ‡	3,100	117
Education Realty Trust ‡	76,976	450
eHealth *	25,600	474
EMC Insurance Group	4,571	98
Employers Holdings	74,065	1,099
Encore Bancshares *	55,400	454
Encore Capital Group *	22,900	341
Endurance Specialty Holdings (A)	31,353	1,081
Entertainment Properties Trust ‡ (A)	14,400	452
Equity Lifestyle Properties ‡	6,700	270
Equity One ‡ (A)	70,353	1,108
ESSA Bancorp	25,600	324
Essex Property Trust ‡ (A)	26,150	1,951
Evercore Partners, Cl A	42,108	1,060
Extra Space Storage ‡	112,900	1,118
FBL Financial Group, Cl A	32,400	551
FBR Capital Markets *	164,900	892
FCStone Group *	55,231	265
Federal Realty Investment Trust ‡ (A)	26,400	1,647
Federated Investors, Cl B (A)	25,770	676
FelCor Lodging Trust ‡	12,000	49
Financial Federal	31,800	745
First American (A)	33,650	1,061
First Bancorp	68,900	220
First Commonwealth Financial	36,604	225
First Financial Bancorp	189,647	1,601
First Financial Bankshares	1,700	85
First Financial Holdings	13,600	244
First Horizon National * (A)	48,043	643
First Industrial Realty Trust ‡	11,300	59
First Merchants	9,500	67
First Midwest Bancorp	37,100	381
First Potomac Realty Trust ‡	8,600	92
FirstMerit	22,335	401
Flagstar Bancorp *	28,300	23
Flushing Financial	27,300	359
FNB (Pennsylvania)	43,842	310
Forestar Group *	14,325	207
FPIC Insurance Group * (A)	9,000	287
Franklin Street Properties ‡	16,531	235
GAMCO Investors, Cl A	2,100	95
General Shopping Brasil (Brazil) *	252,400	756
Getty Realty ‡	3,000	71
GFI Group	67,700	485
Gladstone Capital	18,482	138
Gladstone Commercial ‡	3,400	46
GLG Partners	210,465	831
Glimcher Realty Trust ‡	4,600	19
Gluskin Sheff + Associates	60,700	939
Gluskin Sheff + Associates (Canada) *	200	3
Gramercy Capital ‡	9,200	15
Great American Group *	179,400	816
Great Southern Bancorp (A)	9,200	194
Greenhill	19,800	1,568
Grubb & Ellis *	925,460	694
Hancock Holding (A)	33,483	1,283
Harleysville Group	7,600	246
Hatteras Financial ‡ (A)	85,100	2,544
HCP ‡	108,100	3,079
Healthcare Realty Trust ‡	9,300	201
Hercules Technology Growth Capital	223,167	2,069
Hersha Hospitality Trust ‡	97,800	303
Highwoods Properties ‡	27,700	814
Home Federal Bancorp	26,300	296
Home Properties ‡	5,600	213
Horace Mann Educators	81,078	993
Horizon Financial (A)	400	—
Hospitality Properties Trust ‡	19,100	348
Host Hotels & Resorts ‡	217,450	2,168
HRPT Properties Trust ‡	172,600	1,118
Iberiabank	6,656	323
Infinity Property & Casualty (A)	34,449	1,515
Inland Real Estate ‡	59,500	499
International Bancshares (A)	76,800	1,186
Investors Real Estate Trust ‡ (A)	121,800	1,128
IPC Holdings	37,796	1,225
iStar Financial ‡	24,700	52
Janus Capital Group	34,672	441
Jones Lang LaSalle	33,155	1,554
Kansas City Life Insurance	15,100	540
KBW *	9,800	281

4	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Kilroy Realty ‡	4,400	$122
Kite Realty Group Trust ‡	10,700	39
Knight Capital Group, Cl A *	33,100	666
LaBranche *	11,800	46
LaSalle Hotel Properties ‡	18,800	311
Lexington Realty Trust ‡	21,300	99
Liberty Property Trust ‡	25,450	834
Life Partners Holdings	10,100	173
LTC Properties ‡	58,793	1,497
Macerich ‡ (A)	67,242	1,927
MainSource Financial Group	22,500	145
MarketAxess Holdings *	228,326	2,532
Max Capital Group (A)	93,000	1,903
MB Financial	27,800	385
Meadowbrook Insurance Group	279,268	2,226
Medical Properties Trust ‡ (A)	95,900	726
MF Global *	73,400	525
MFA Mortgage Investments ‡	473,530	3,750
MGIC Investment	301,725	2,453
Mid-America Apartment Communities ‡ (A)	15,264	668
Montpelier Re Holdings (A)	43,013	692
MSCI, Cl A *	66,262	1,949
National Health Investors ‡	4,000	132
National Penn Bancshares	9,300	52
National Retail Properties ‡	13,900	285
Nationwide Health Properties ‡	7,113	227
Navigators Group *	2,659	138
Nelnet, Cl A *	131,075	1,935
NewAlliance Bancshares	34,957	411
NorthStar Realty Finance ‡ (A)	19,344	74
NYSE Euronext	6,500	184
OceanFirst Financial	12,700	165
Odyssey Re Holdings	3,900	198
Old National Bancorp	17,200	183
Omega Healthcare Investors ‡	11,800	200
optionsXpress Holdings	2,900	48
Oriental Financial Group	93,700	1,269
Pacific Capital Bancorp	17,100	42
PacWest Bancorp (A)	42,321	834
Park National	2,000	120
Parkway Properties ‡	6,200	112
Pennsylvania Real Estate Investment Trust ‡	40,300	267
Penson Worldwide *	17,536	178
PHH *	44,433	945
Phoenix	24,700	73
Pico Holdings *	31,758	1,052
Piper Jaffray *	3,300	167
Platinum Underwriters Holdings	129,696	4,701
PMA Capital, Cl A *	33,019	182
Portfolio Recovery Associates *	5,021	221
Post Properties ‡	75,650	1,289
Potlatch ‡	5,000	146
Presidential Life	26,874	266
ProAssurance *	15,841	832
Prospect Capital	141,300	1,441
Prosperity Bancshares	19,800	684
Provident Financial Services	45,000	496
PS Business Parks ‡	1,700	90
Public Storage ‡	45,024	3,176
RAIT Financial Trust ‡ (A)	144,400	413
Ramco-Gershenson Properties ‡	6,400	67
Raymond James Financial (A)	12,700	289
Redwood Trust ‡	98,450	1,578
Regency Centers ‡ (A)	20,600	691
Reinsurance Group of America, Cl A	21,360	920
RenaissanceRe Holdings	9,800	534
Renasant	33,100	504
Republic Bancorp, Cl A	14,500	308
Resource Capital ‡	19,100	83
Riskmetrics Group *	93,845	1,460
S&T Bancorp	16,300	226
Safeguard Scientifics *	11,216	125
Safety Insurance Group	36,700	1,179
Sandy Spring Bancorp (A)	8,500	134
Saul Centers ‡	19,850	647
SCBT Financial	21,800	559
SeaBright Insurance Holdings *	43,300	433
Seacoast Banking Corp of Florida	84,600	239
Selective Insurance Group	47,500	808
Senior Housing Properties Trust ‡	37,300	748
Signature Bank NY * (A)	34,910	1,060
Simon Property Group ‡	58,504	3,722
SLM * (A)	71,800	639
South Financial Group (A)	26,000	46
Sovran Self Storage ‡	16,403	482
Starwood Property Trust ‡ *	38,700	766
Sterling Financial	16,200	34
Stewart Information Services	78,560	1,113
Strategic Hotels & Resorts ‡	24,600	34
Student Loan	13,800	678
Sun Communities ‡	9,800	175
Sunstone Hotel Investors ‡ (A)	55,780	349
Susquehanna Bancshares	48,200	281
SVB Financial Group *	34,320	1,364
SWS Group	80,769	1,168
Tanger Factory Outlet Centers ‡	5,700	214
TCF Financial (A)	74,173	1,021
TD Ameritrade Holding *	24,631	474
Texas Capital Bancshares *	35,500	587
Titanium Asset Management *(H) (J)	132,700	613
Tower Group	21,588	518
TradeStation Group *	41,400	297
Trustco Bank	151,967	945
Trustmark (A)	36,700	698
UCBH Holdings (A)	97,800	129
UMH Properties ‡	2,000	16
United Bankshares	28,300	555
United Community Banks *	43,505	293
United Financial Bancorp	42,000	516
Universal Health Realty Income Trust ‡	5,300	178
Univest Corp of Pennsylvania	7,800	162
Uranium Participation *	195,000	1,154
Urstadt Biddle Properties, Cl A ‡	8,800	136
U-Store-It Trust ‡	10,900	71
Validus Holdings	33,400	857
Value Creation * (H) (I) (J)	119,600	558
Ventas ‡	49,450	1,939
ViewPoint Financial Group	29,600	370
Vornado Realty Trust ‡ (A)	14,541	836
Walter Investment Management ‡	4,000	58

5	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Washington Real Estate Investment Trust ‡	17,700	$477
Webster Financial (A)	16,000	209
WesBanco	23,000	338
Westamerica Bancorporation	14,000	720
Western Alliance Bancorp * (A)	36,054	264
Westfield Financial	52,700	482
Whitney Holding (A)	17,334	156
Willis Group Holdings	17,562	453
Wilshire Bancorp	18,800	156
Winthrop Realty Trust ‡	4,600	42
Wintrust Financial	9,200	255
World Acceptance *	49,126	1,279
WR Berkley (A)	17,500	447
WSFS Financial	21,500	596
Zenith National Insurance	47,500	1,281
Zions Bancorporation (A)	18,627	329

		198,252

Health Care — 12.0%
Abaxis *	17,000	452
Acadia Pharmaceuticals *	143,500	838
Accelrys *	73,300	421
Achillion Pharmaceuticals *	180,092	326
Acorda Therapeutics *	69,731	1,577
Affymetrix *	41,500	320
Air Methods *	17,000	580
Albany Molecular Research *	53,019	427
Alexion Pharmaceuticals *	47,102	2,126
Align Technology *	55,132	739
Alkermes *	58,711	531
Allscripts-Misys Healthcare Solutions	11,500	171
Alnylam Pharmaceuticals *	20,824	465
AMAG Pharmaceuticals *	40,874	1,678
Amedisys *	12,276	547
American Medical Systems Holdings *	21,700	331
AMERIGROUP *	22,301	527
AMN Healthcare Services *	150,000	1,481
Amsurg, Cl A *	128,403	2,607
Analogic	7,056	251
Angiodynamics *	20,014	259
Arena Pharmaceuticals * (A)	328,802	1,529
Array Biopharma *	105,073	433
athenahealth *	77,205	3,106
Beckman Coulter	8,400	569
Biogen Idec *	9,700	487
BioMarin Pharmaceutical *	179,130	2,950
Bruker *	61,300	622
Cambrex *	143,500	785
Cardiome Pharma *	356,831	1,595
Catalyst Health Solutions *	73,355	2,095
Celera *	3,100	20
Centene *	76,100	1,317
Cephalon *	3,400	194
Cepheid *	59,405	712
Charles River Laboratories International * (A)	32,900	1,135
Chemed (A)	47,095	2,051
Conceptus *	34,584	627
Conmed *	136,727	2,438
Cooper (A)	57,011	1,558
Covance *	10,700	568
Cross Country Healthcare *	102,600	945
Cubist Pharmaceuticals *	57,278	1,184
Cyberonics *	21,800	328
Cypress Bioscience *	44,821	312
Durect *	453,044	1,105
Emergency Medical Services, Cl A *	21,000	952
Emergent Biosolutions *	10,400	193
Enzo Biochem *	32,356	165
eResearch Technology *	58,403	367
Exactech *	33,936	505
Exelixis *	100,912	574
Genoptix *	49,240	1,413
Gen-Probe *	10,500	405
Gentiva Health Services *	18,700	412
Haemonetics *	10,800	568
Halozyme Therapeutics *	58,117	432
Hanger Orthopedic Group *	3,000	42
Health Net *	31,100	476
Healthsouth *	25,100	392
Healthspring *	55,300	732
HealthTronics *	185,122	474
Hill-Rom Holdings	21,300	436
HMS Holdings *	8,060	303
ICU Medical *	7,000	260
Idexx Laboratories *	10,600	538
I-Flow *	139,869	1,259
Immucor *	25,900	469
Incyte *	161,700	1,066
Inspire Pharmaceuticals *	164,900	984
Integra LifeSciences Holdings *	12,729	430
InterMune *	31,124	472
Invacare	20,200	438
Inverness Medical Innovations *	6,700	238
IPC The Hospitalist *	44,279	1,308
Isis Pharmaceuticals *	88,263	1,425
Kendle International *	29,917	393
Kensey Nash *	24,467	639
Kindred Healthcare *	77,950	1,113
Kinetic Concepts * (A)	19,200	613
King Pharmaceuticals *	136,000	1,412
LCA-Vision * (A)	25,400	138
LHC Group *	165,365	4,043
Life Sciences Research *	52,500	408
Lincare Holdings * (A)	30,800	813
Luminex *	26,110	399
Magellan Health Services *	25,300	812
Martek Biosciences	84,031	2,063
Masimo *	59,525	1,495
Maxygen *	37,128	263
MedAssets *	51,290	1,145
Medical Staffing Network Holdings *	92,100	25
Medicines *	153,300	1,168
Medicis Pharmaceutical, Cl A	61,100	1,129
Medidata Solutions *	63,405	1,006
Medivation *	16,965	430
Mednax *	58,733	3,058
Meridian Bioscience	36,200	872
Merit Medical Systems *	31,938	576

6	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Molina Healthcare *	7,700	$156
Momenta Pharmaceuticals *	4,700	47
MWI Veterinary Supply *	42,528	1,582
Myriad Genetics *	58,640	1,793
National Dentex *	13,300	99
Neogen *	17,010	476
Nighthawk Radiology Holdings *	50,781	316
NovaMed *	63,500	269
NPS Pharmaceuticals *	33,700	140
NuVasive *	56,372	2,259
Odyssey HealthCare *	107,700	1,387
Omnicell *	135,049	1,483
OncoGenex Pharmaceutical *	600	24
Onyx Pharmaceuticals *	29,585	949
Optimer Pharmaceuticals *	35,011	456
Orthofix International *	7,300	200
OSI Pharmaceuticals *	20,252	677
Par Pharmaceutical *	84,170	1,721
Parexel International *	83,300	1,069
Patterson * (A)	15,459	421
PDL BioPharma	223,705	2,025
PerkinElmer	21,600	394
PharMerica * (A)	22,200	445
Phase Forward *	196,074	2,521
Pozen *	196,358	1,322
Providence Service *	18,100	206
PSS World Medical *	41,707	853
Psychiatric Solutions *	35,269	945
Quality Systems	35,099	1,890
Questcor Pharmaceuticals *	88,300	513
Quidel *	144,275	2,228
Regeneron Pharmaceuticals *	54,777	1,245
RehabCare Group *	7,454	156
Res-Care *	115,310	1,673
Rigel Pharmaceuticals *	206,100	1,453
Salix Pharmaceuticals *	37,625	471
Savient Pharmaceuticals *	5,200	72
Seattle Genetics *	41,682	511
Sepracor *	4,200	76
Sirona Dental Systems *	11,600	307
Somanetics *	31,136	407
SonoSite *	21,700	505
Spectrum Pharmaceuticals *	2,600	22
STERIS	51,000	1,480
Sun Healthcare Group *	78,300	645
Techne	26,080	1,608
Teleflex	22,166	1,004
Theravance *	47,105	733
United Therapeutics *	16,454	1,506
Universal American Financial *	70,300	645
Universal Health Services, Cl B	19,089	1,122
Valeant Pharmaceuticals International *	8,300	215
Varian * (A)	33,600	1,721
Viropharma *	16,400	131
Volcano *	27,719	396
Wright Medical Group *	24,209	393
Zoll Medical *	23,200	417

		134,840

Industrials — 16.3%
Actuant, Cl A	13,948	197
Acuity Brands (A)	40,500	1,301
Administaff	34,800	840
Advisory Board *	24,099	637
Aegean Marine Petroleum Network	188,539	3,880
AerCap Holdings *	260,311	2,267
Aerovironment *	30,933	870
Airtran Holdings *	288,411	1,918
Alaska Air Group *	2,000	50
Allen-Vanguard *	1,478,300	135
Alliant Techsystems *	16,675	1,289
American Ecology	14,781	270
American Reprographics *	12,200	112
American Science & Engineering	1,900	117
Ameron International	18,600	1,506
Ampco-Pittsburgh	12,900	308
AO Smith (A)	22,900	871
APAC Customer Services *	66,500	364
Apogee Enterprises	87,900	1,160
Applied Industrial Technologies	86,000	1,774
Arkansas Best (A)	55,700	1,777
Armstrong World Industries *	13,400	448
Astec Industries * (A)	30,300	768
ATC Technology *	35,867	750
Atlas Air Worldwide Holdings *	11,200	279
Avis Budget Group *	84,300	820
Axsys Technologies *	1,400	76
AZZ *	5,200	179
Barnes Group	109,545	1,609
BE Aerospace *	70,770	1,212
Beacon Roofing Supply *	22,000	370
Belden	36,393	762
Bowne (A)	29,857	209
Brady, Cl A	23,527	697
Briggs & Stratton	73,015	1,288
Brink’s	19,200	506
CAE	9,800	250
Carlisle	36,100	1,191
Celadon Group *	166,814	1,633
Ceradyne *	87,528	1,639
Chart Industries *	28,600	534
Chicago Bridge & Iron	42,976	676
CIRCOR International	34,000	878
Clean Harbors *	3,000	177
Columbus McKinnon *	70,366	866
Comfort Systems USA (A)	144,400	1,714
Continental Airlines, Cl B *	75,097	997
Con-way	17,266	721
Copa Holdings, Cl A	22,822	953
Copart *	29,559	1,045
Cornell *	16,500	332
Corrections of America *	22,600	448
CoStar Group *	104,771	3,976
Courier	15,245	245
CRA International *	77,424	2,162
Crane	118,235	2,775
Cubic	48,900	1,737
Danaos (A)	18,600	70
Deluxe	86,000	1,437
Diamond Management & Technology Consultants, Cl A	76,300	478
Dycom Industries *	56,992	640

7	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Dynamic Materials	1,700	$28
DynCorp International, Cl A *	13,700	235
EMCOR Group *	169,718	3,932
Encore Wire	31,100	736
EnergySolutions	7,900	70
EnerNOC *	27,225	733
EnerSys *	34,500	686
Ennis	26,521	361
EnPro Industries * (A)	44,500	958
ESCO Technologies * (A)	11,300	419
Esterline Technologies *	19,600	606
Fastenal	14,000	507
Force Protection *	270,400	1,433
Forward Air	53,455	1,234
FreightCar America	46,734	892
FTI Consulting *	61,872	2,694
G&K Services, Cl A	39,622	931
Gardner Denver *	18,607	604
GATX (A)	9,400	258
Genco Shipping & Trading (A)	11,200	217
GenCorp *	26,400	116
General Cable *	20,190	712
Geo Group *	96,918	1,776
GeoEye *	81,351	2,060
Gibraltar Industries	66,227	798
GrafTech International *	7,100	101
Graham	54,386	741
Granite Construction (A)	19,500	626
Great Lakes Dredge & Dock	246,400	1,612
Griffon *	44,700	473
GT Solar International *	30,600	157
H&E Equipment Services *	114,300	1,145
Harsco	11,700	365
Hawaiian Holdings *	44,100	323
Healthcare Services Group	64,250	1,136
Heico, Cl A	14,672	450
Heidrick & Struggles International	5,600	118
Herman Miller	13,600	221
HNI	19,000	408
Horizon Lines, Cl A	240,338	1,303
Houston Wire & Cable	10,600	122
Hubbell, Cl B	20,500	789
Hudson Highland Group *	105,600	397
ICF International *	71,293	1,950
ICT Group *	5,300	58
IDEX	50,473	1,335
IHS, Cl A *	35,570	1,722
II-VI *	25,296	677
Innerworkings *	352,273	2,022
Insteel Industries	3,000	34
Interface, Cl A	52,073	344
John Bean Technologies	20,400	340
Kadant *	19,819	231
Kaman	12,867	267
Kansas City Southern *	41,169	984
Kaydon (A)	60,854	2,031
KBR	30,100	682
Kelly Services, Cl A (A)	41,076	472
Kforce *	81,900	917
Kirby *	81,825	3,031
Knight Transportation	11,600	191
Knoll	47,700	459
Korn/Ferry International *	51,200	708
Ladish *	38,700	567
Landstar System	47,065	1,641
LB Foster, Cl A *	30,086	897
LECG *	94,600	318
Lennox International	3,800	136
Lincoln Electric Holdings	8,600	391
Lindsay Manufacturing	3,600	149
LS Starrett, Cl A	1,700	16
Lydall *	24,860	132
Manpower	24,945	1,290
Marten Transport *	16,000	271
McDermott International *	27,900	663
Mcgrath Rentcorp	10,679	210
Michael Baker *	9,500	318
Mine Safety Appliances	31,028	829
Monster Worldwide * (A)	131,175	2,128
MPS Group *	171,300	1,689
MSC Industrial Direct, Cl A	24,650	974
Mueller Industries	85,700	2,073
Mueller Water Products, Cl A	40,600	187
MYR Group *	47,729	978
NACCO Industries, Cl A	9,100	532
Navistar International *	13,000	562
NCI Building Systems *	198,200	533
Old Dominion Freight Line *	67,554	2,417
Orbital Sciences *	27,300	404
Oshkosh Truck	2,300	77
Pacer International (A)	149,695	620
Pall	25,100	746
Powell Industries *	5,500	208
Quanex Building Products	98,575	1,328
Quanta Services *	26,139	578
Rand Logistics *	29,400	87
Raven Industries	19,800	572
Regal-Beloit	14,400	655
Resources Connection *	93,122	1,435
Ritchie Bros Auctioneers	47,035	1,179
RSC Holdings * (A)	161,000	1,164
Rush Enterprises, Cl A *	87,743	1,229
Ryder System	59,300	2,254
Sauer-Danfoss	20,300	113
School Specialty * (A)	60,023	1,368
Silvercorp Metals *	175,600	644
Silvercorp Metals PIPE *	176,500	648
Skywest	69,664	1,076
Spherion *	130,900	709
Spirit Aerosystems Holdings, Cl A *	42,600	661
Standard Parking *	77,444	1,328
Standard Register	30,494	132
Stanley *	26,425	678
Steelcase, Cl A (A)	41,300	258
SYKES Enterprises *	38,900	817
TAL International Group	109,800	1,353
Taser International *	21,200	97
Tecumseh Products, Cl A *	46,300	419
Teledyne Technologies *	53,360	1,801
Terex *	192,616	3,174
Tetra Tech *	55,342	1,635
Textainer Group Holdings	87,800	1,246
Textron (A)	65,800	1,011

8	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Titan International	100,295	833
Titan Machinery *	84,304	$1,016
TransDigm Group *	43,625	1,942
Tredegar	39,405	590
Trex *	5,900	112
Triumph Group	15,090	656
TrueBlue *	102,200	1,390
Tutor Perini *	11,400	224
UAL *	185,400	1,155
United Rentals *	24,600	226
United Stationers *	1,800	82
Universal Forest Products	18,600	768
US Airways Group *	282,700	961
Viad	8,900	161
Vitran, Cl A *	73,218	855
Wabtec	46,755	1,751
Waste Connections *	12,522	342
Watson Wyatt Worldwide, Cl A	42,954	1,877
Watts Water Technologies, Cl A	26,251	792
Werner Enterprises	40,100	701
WESCO International *	106,979	2,570
Woodward Governor	52,500	1,102
YRC Worldwide * (A)	269,100	600

		183,439

Information Technology — 19.0%
3Com *	409,800	1,783
Actel *	76,100	828
Actuate *	40,000	225
Acxiom	47,000	429
Adaptec *	61,636	181
ADC Telecommunications *	19,300	164
Advanced Energy Industries *	95,317	997
Advent Software *	18,172	703
Akamai Technologies *	106,948	1,887
Alliance Semiconductor	55,500	15
Amkor Technology *	78,100	433
Anixter International * (A)	15,217	534
Ansys *	14,896	523
Applied Micro Circuits * (A)	58,150	462
Ariba *	246,105	2,820
ARM Holdings ADR	131,900	838
Arris Group *	305,020	4,045
Arrow Electronics *	48,400	1,338
Art Technology Group *	391,590	1,582
AsiaInfo Holdings *	42,900	739
Atheros Communications *	30,667	848
Atmel *	369,840	1,527
ATMI *	85,466	1,452
Avid Technology *	3,200	42
Avocent *	49,327	805
Bankrate *	1,100	31
Benchmark Electronics *	176,000	2,887
Black Box	33,301	834
Blue Coat Systems *	10,600	208
BluePhoenix Solutions *	156,399	513
Brightpoint *	99,200	728
Broadridge Financial Solutions	39,000	812
Brocade Communications Systems * (A)	331,300	2,395
Brooks Automation *	7,900	51
CACI International, Cl A *	33,192	1,526
Cadence Design Systems *	35,800	224
CDC Software ADR *	131,600	1,115
Checkpoint Systems *	30,486	508
Ciber *	304,434	1,187
Ciena *	22,300	299
Cirrus Logic *	111,466	553
Cogent *	4,600	48
Cognex	57,592	923
Cogo Group *	48,900	264
Coherent *	57,567	1,287
CommScope *	67,505	1,820
Compuware *	61,600	444
comScore *	8,543	119
Comtech Telecommunications *	26,300	895
Comverse Technology *	231,700	2,000
Concur Technologies *	42,737	1,511
Constant Contact *	20,720	432
Convergys *	12,200	132
CPI International *	21,600	203
CSG Systems International *	81,393	1,227
CTS	152,757	1,354
Cymer *	13,200	464
Cypress Semiconductor *	19,600	198
Daktronics	23,900	193
DealerTrack Holdings *	161,871	3,267
Diebold (A)	27,982	844
Digi International *	59,100	506
Digital River *	6,687	236
Dolby Laboratories, Cl A *	13,000	507
DSP Group *	129,441	1,023
DTS *	149,389	4,004
Earthlink (A)	226,400	1,884
EF Johnson Technologies *	98,700	83
Electro Rent	11,371	116
Electronic Arts *	18,667	340
Electronics for Imaging *	21,957	234
Emulex *	264,430	2,562
Epicor Software *	5,900	37
EPIQ Systems *	59,875	897
Equinix *	30,285	2,552
Euronet Worldwide *	87,015	2,055
Fair Isaac (A)	114,600	2,556
FLIR Systems *	59,150	1,362
Formfactor *	72,298	1,586
Forrester Research *	11,200	264
Gartner *	11,000	183
GSI Commerce *	135,716	2,353
Heartland Payment Systems	144,852	1,812
Hittite Microwave *	11,300	389
Hutchinson Technology *	22,889	136
i2 Technologies *	32,600	489
Ikanos Communications *	92,400	158
Imation (A)	293,608	2,525
Insight Enterprises *	76,400	876
Integral Systems *	105,549	662
Integrated Device Technology *	11,000	75
Intermec *	54,451	774
Intersil, Cl A (A)	38,700	573
IXYS	21,300	145
j2 Global Communications *	14,800	316
Jabil Circuit	42,500	465
Jack Henry & Associates	45,300	1,056

9	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
JDA Software Group *	73,400	1,420
JDS Uniphase *	45,200	$310
Kenexa *	48,824	599
Keynote Systems * (A)	42,400	427
Knot *	168,823	1,705
Kopin *	15,600	60
Lam Research *	27,300	838
Lawson Software * (A)	339,382	2,091
LeCroy * (A)	71,700	285
Lexmark International, Cl A *	59,600	1,123
Linear Technology	25,600	680
Lionbridge Technologies *	63,700	171
Littelfuse * (A)	29,685	743
LivePerson *	17,100	70
LTX-Credence *	194,200	194
Manhattan Associates *	107,300	1,913
Mantech International, Cl A *	53,032	2,802
Marvell Technology Group *	28,800	439
MAXIMUS	67,900	2,828
Maxwell Technologies *	10,700	145
MEMC Electronic Materials *	28,900	461
Mercury Computer Systems *	43,100	410
Merrimac Industries *	2,800	22
Methode Electronics	154,492	1,333
Micrel	31,800	247
Microsemi *	108,637	1,533
MicroStrategy, Cl A *	27,700	1,710
MKS Instruments *	70,121	1,292
ModusLink Global Solutions *	21,417	154
Monotype Imaging Holdings *	147,779	1,210
Move *	131,703	381
MTS Systems	25,099	666
Multi-Fineline Electronix *	16,100	445
NCR *	44,400	592
Ness Technologies *	47,000	284
Net 1 UEPS Technologies *	85,417	1,631
Netgear *	128,200	2,190
Netlogic Microsystems *	34,918	1,533
Novatel Wireless *	123,400	1,191
Novell *	302,600	1,316
Novellus Systems *	14,800	284
Nuance Communications *	51,986	641
Omniture *	220,256	3,152
Omnivision Technologies *	60,400	884
Open Text *	448	16
Openwave Systems *	83,700	232
Orbotech *	99,300	913
Orckit Communications *	44,300	152
OSI Systems *	66,400	1,120
Palm *	21,800	291
Parametric Technology *	83,763	1,114
Park Electrochemical	63,700	1,372
Parkervision *	172,800	624
Perot Systems, Cl A *	33,233	553
Plantronics	21,100	504
PLATO Learning *	43,200	190
Power Integrations	57,775	1,892
Progress Software *	35,800	798
QLogic *	32,300	511
Quantum *	692,889	852
Quest Software *	76,323	1,259
Radisys * (A)	59,500	434
RADWARE *	62,200	688
RealNetworks *	64,700	229
RF Micro Devices *	32,300	152
Richardson Electronics	25,765	104
RightNow Technologies *	22,041	277
Riverbed Technology *	6,400	123
Rogers *	18,136	473
Rosetta Stone *	72,198	1,592
Rudolph Technologies * (A)	90,600	582
Sapient *	258,101	1,892
SAVVIS *	84,342	1,430
Scansource *	24,000	672
Seachange International *	174,500	1,560
Semtech *	32,800	599
Sierra Wireless *	29,200	241
Sigma Designs *	4,900	69
Silicon Graphics International *	54,500	299
Silicon Image *	82,900	252
Skyworks Solutions *	90,500	1,054
Smith Micro Software *	43,256	500
Solera Holdings	66,628	1,755
SPSS *	26,900	1,340
SRA International, Cl A *	138,527	2,753
Standard Microsystems *	48,971	1,140
Starent Networks *	4,500	91
Stratasys *	38,103	548
Switch & Data *	72,516	985
Sybase * (A)	29,916	1,043
Synaptics *	13,200	340
Synchronoss Technologies *	91,576	973
SYNNEX * (A)	30,000	890
Synopsys * (A)	15,460	328
Take-Two Interactive Software	66,400	697
Taleo, Cl A *	55,667	1,007
Tech Data *	26,900	1,025
Technitrol	53,500	441
Techwell *	35,500	318
Tekelec *	70,114	1,092
TeleTech Holdings *	22,300	380
Teradyne *	343,638	2,835
Tessera Technologies *	48,602	1,221
THQ *	48,411	267
TIBCO Software *	261,000	2,315
TiVo *	15,200	149
Trimble Navigation *	106,725	2,717
TriQuint Semiconductor *	37,700	276
TTM Technologies *	102,400	1,036
Tyler Technologies * (A)	17,600	268
Ultimate Software Group *	36,126	953
Ultra Clean Holdings *	68,900	240
Ultratech * (A)	117,800	1,276
Unisys *	258,300	630
United Online	79,500	556
Utstarcom * (A)	91,200	150
Valueclick *	41,300	423
Varian Semiconductor Equipment
Associates * (A)	29,000	887
Veeco Instruments *	96,220	2,067
VeriFone Holdings *	1,600	19
Verigy *	97,842	1,046
Verint Systems *	57,600	700
Vishay Intertechnology *	33,100	267

10	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
VistaPrint *	116,594	4,832
Vocus *	107,948	1,820
Web.com Group *	40,000	218
Websense *	90,175	1,367
Wright Express *	63,835	2,012
Xyratex *	60,473	398
Zebra Technologies, Cl A *	73,932	1,847
Zoran *	173,700	1,919

		212,364

Materials — 3.9%
A. Schulman	52,882	1,062
AK Steel Holding	31,075	632
Allied Nevada Gold *	101,400	820
AM Castle	28,769	317
AMCOL International	36,600	810
Aptargroup	47,624	1,637
Arch Chemicals	7,018	205
Brush Engineered Materials *	6,900	153
Buckeye Technologies *	52,300	527
Cabot	29,380	582
Carpenter Technology	89,500	1,907
Commercial Metals	48,315	818
Crown Holdings *	97,320	2,417
Cytec Industries	43,339	1,252
Eagle Materials (A)	14,100	371
Ferro	35,900	283
General Steel Holdings *	68,257	256
Glatfelter	18,200	190
H.B. Fuller	95,058	1,877
Harry Winston Diamond	31,200	182
Haynes International *	24,300	659
Headwaters *	91,275	351
Innophos Holdings	17,800	340
International Flavors & Fragrances	14,722	524
Intrepid Potash *	38,306	900
Jaguar Mining *	148,000	1,453
Kaiser Aluminum	15,900	514
Koppers Holdings	50,222	1,371
Myers Industries	44,093	452
Nalco Holding	73,695	1,319
Neenah Paper	28,552	324
New Gold *	427,300	1,457
NewMarket	25,775	2,142
Olin (A)	83,627	1,400
OM Group * (A)	77,529	2,110
PolyOne *	49,400	252
Quaker Chemical	28,200	584
Rockwood Holdings *	14,600	297
Royal Gold	4,300	171
RTI International Metals *	62,300	1,198
Schweitzer-Mauduit International	31,100	1,529
Sensient Technologies (A)	51,600	1,345
ShengdaTech *	13,096	77
Silgan Holdings	13,891	675
Solutia *	13,600	166
Spartech	36,700	424
Stepan	400	22
Stillwater Mining *	8,400	54
Universal Stainless & Alloy *	82,700	1,481
Walter Industries	26,325	1,367
Wausau Paper	16,100	156
Westlake Chemical	2,300	55
Worthington Industries	75,500	994
WR Grace *	71,571	1,197
Zep	4,800	77

		43,735

Telecommunication Services — 1.2%
Alaska Communications Systems Group	48,164	384
Atlantic Telegraph-Network	12,100	578
Cbeyond *	42,796	615
Centennial Communications *	33,000	250
Cincinnati Bell *	197,300	657
Cogent Communications Group *	17,700	171
Consolidated Communications Holdings	23,586	333
D&E Communications	1,200	12
Global Crossing *	29,600	333
Iowa Telecommunications Services	35,579	406
Leap Wireless International * (A)	79,500	1,311
Neutral Tandem *	88,971	2,225
SBA Communications, Cl A *	121,863	2,938
Syniverse Holdings *	25,800	461
tw telecom, Cl A *	131,020	1,500
USA Mobility	52,000	662
Virgin Mobile USA, Cl A *	57,600	271

		13,107

Utilities — 3.1%
AGL Resources	23,975	805
Allegheny Energy	15,400	407
Allete (A)	36,140	1,222
Avista	11,900	232
Black Hills	16,500	422
Centerpoint Energy	53,200	660
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	88,600	1,425
Cleco	45,200	1,104
CMS Energy (A)	31,800	426
El Paso Electric *	130,100	2,204
Empire District Electric	53,592	973
Great Plains Energy	102,781	1,801
Hawaiian Electric Industries	20,500	357
IDACORP	33,156	944
ITC Holdings	35,244	1,641
Laclede Group	4,000	130
New Jersey Resources	16,900	621
Nicor	14,800	536
Northwest Natural Gas	400	17
NorthWestern	162,796	3,906
Ormat Technologies (A)	12,400	447
PNM Resources	44,100	515
Portland General Electric	252,142	4,922
UGI	20,300	518
UIL Holdings	40,300	1,045
Unisource Energy	111,358	3,256
Vectren	68,300	1,581
Westar Energy	93,026	1,909

11	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
WGL Holdings (A)	8,300	$274

		34,300

Total Common Stock (Cost $974,512) ($ Thousands)		1,059,348

CONVERTIBLE BONDS — 0.7%
Consumer Discretionary — 0.1%
Charming Shoppes
1.125%, 05/01/14	1,360	993
Eddie Bauer Holdings
5.250%, 04/01/14	3,147	346

		1,339

Energy — 0.2%
Nova Biosource Fuels
10.000%, 09/30/12 (B) (C) *	3,332	67
Rentech
4.000%, 04/15/13	1,795	1,456
Scorpio Mining (H) (I) (J)
7.000%, 05/05/11	887	716

		2,239

Financials — 0.2%
Dollar Financial
2.875%, 06/30/27	1,565	1,256
World Acceptance
3.000%, 10/01/11	1,272	1,057

		2,313

Health Care — 0.1%
Incyte
3.500%, 02/15/11	812	701

Information Technology — 0.1%
Hutchinson Technology
2.250%, 03/15/10	1,070	1,038

Total Convertible Bonds (Cost $7,408) ($ Thousands)		7,630

PREFERRED STOCK — 0.2%
Consumer Discretionary — 0.2%
Callaway Golf (B)	16,300	1,931

Total Preferred Stock (Cost $1,615) ($ Thousands)		1,931

WARRANTS — 0.0%	Number of Warrants
Oilsands Quest,
Expires 05/12/11 *	247,050	74
Oilsands Quest,
Expires 12/08/09 *	17,500	—
Rentech,
Expires 04/25/12 * (H) (I) (J)	16,100	9

Description	Number of Warrants/ Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Titanium Asset Management,
Expires 06/21/11 * (H) (J)	122,200	$76
Washington Mutual (D)	146,861	2

Total Warrants (Cost $68) ($ Thousands)		161

	Number Of Rights

RIGHT — 0.0%
United States — 0.0%
Ligand Pharma,
Expires 01/05/12 (H) (J)	64,529	—

Total Right (Cost $—) ($ Thousands)		—

EXCHANGE TRADED FUNDS — 0.0%
iShares Russell 2000 Index Fund (A)	3,408	195
Powershares QQQ	11,323	453

Total Exchange Traded Funds (Cost $688) ($ Thousands)		648

U.S. TREASURY OBLIGATION (E) (F) — 0.4%
U.S. Treasury Bill
0.153%, 12/03/09	$4,070	4,068

Total U.S. Treasury Obligation (Cost $4,068) ($ Thousands)		4,068

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100%** †	43,495,809	43,496

Total Cash Equivalent (Cost $43,496) ($ Thousands)		43,496

AFFILIATED PARTNERSHIP — 14.8%
SEI Liquidity Fund, L.P., 0.440% ** † (G)	172,187,407	166,123

Total Affiliated Partnership (Cost $172,187) ($ Thousands)		166,123

Total Investments — 114.6% (Cost $1,204,042)($ Thousands) ††		$1,283,405

12	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	669	Sep-2009	$2,024

Percentages are based on a Net Assets of $1,120,283 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	This security or a partial position of this security is on loan at August 31, 2009. The total value of securities on loan at August 31, 2009 was $164,604 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security in default on interest payments. Security is non-income producing.
(D)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(F)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2009 was $166,123 ($ Thousands).
(H)	Securities considered illiquid. The total value of such securities as of August 31, 2009 was $2,243 ($ Thousands) and represents 0.20% of net assets.
(I)	Securities considered restricted. The total value of such securities as of August 31, 2009 was $1,283 ($ Thousands) and represents 0.11% of net assets.
(J)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2009 was $2,243 ($ Thousands) and represents 0.20% of net assets.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund’s investments was $1,204,042 ($ Thousands), and the unrealized appreciation and depreciation were $163,453 ($ Thousands) and $(84,090) ($ Thousands) respectively.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $O or have been rounded to $O.

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2009

Restricted Securities — At August 31, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2009, were as follows:

	Number of Warrants/ Face Amount ($Thousands)/ Shares	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Rentech	16,100	4/20/08	4/20/08	$—	$9	0.00%
Scorpio Mining	887	5/5/08	5/5/08	769	716	0.06%
Value Creation	119,600	2/29/08	2/29/08	1,225	558	0.05%

				$1,642	$1,283	0.11%

14	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.9%

Consumer Discretionary — 13.8%
Aaron’s	44,968	$1,174
Abercrombie & Fitch, Cl A	30,952	999
Advance Auto Parts (A)	99,837	4,223
Aeropostale *	50,500	1,977
American Eagle Outfitters	430,729	5,815
American Greetings, Cl A	33,400	464
Amerigon * (A)	185,021	1,177
Ameristar Casinos	44,560	740
AnnTaylor Stores *	55,600	783
Apollo Group, Cl A *	45,300	2,937
Arctic Cat	68,000	486
Autoliv	36,100	1,158
AutoNation *	40,098	761
Bally Technologies *	60,630	2,451
Barnes & Noble	17,500	362
Beazer Homes USA *	15,428	67
Bebe Stores	365,249	2,787
Bed Bath & Beyond *	48,700	1,777
Belo, Cl A	205,911	688
Big 5 Sporting Goods	11,600	177
Big Lots *	187,800	4,774
BJ’s Restaurants * (A)	93,971	1,612
Black & Decker	25,900	1,143
Blyth	9,087	413
Bob Evans Farms	61,900	1,663
Borders Group *	56,852	180
BorgWarner	52,945	1,571
Brinker International	92,600	1,348
Brink’s Home Security Holdings * (A)	146,750	4,589
Brown Shoe (A)	103,096	773
Buckle	12,300	325
Buffalo Wild Wings * (A)	40,700	1,678
Cabela’s * (A)	58,500	939
Callaway Golf	276,980	1,958
Career Education * (A)	95,164	2,260
Carter’s *	108,854	2,739
Cato, Cl A	203,463	3,475
CEC Entertainment *	67,691	1,811
Century Casinos *	392,649	1,119
Charlotte Russe Holding *	54,300	944
Cheesecake Factory * (A)	112,807	2,072
Childrens Place Retail Stores *	47,800	1,450
Chipotle Mexican Grill, Cl A *	3,000	252
Christopher & Banks	82,097	563
Cinemark Holdings	26,485	266
CKE Restaurants	18,006	174
Coinstar *	50,800	1,677
Cooper Tire & Rubber	208,266	2,974
Corinthian Colleges * (A)	97,200	1,863
Cracker Barrel Old Country Store (A)	85,608	2,432
Deckers Outdoor *	2,600	178
Dick’s Sporting Goods * (A)	287,714	6,448
Dillard’s, Cl A (A)	40,000	456
DineEquity	65,241	1,375
Dollar Tree *	27,616	1,379
Domino’s Pizza *	46,498	376
DR Horton (A)	176,957	2,373
DreamWorks Animation SKG, Cl A *	94,120	3,177
DSW, Cl A * (A)	208,252	3,157
Eastman Kodak	95,345	507
Entercom Communications, Cl A (A)	99,924	489
Ethan Allen Interiors	40,176	624
FGX International Holdings *	59,300	856
Finish Line, Cl A	213,482	1,761
Foot Locker	269,229	2,870
Fossil *	14,500	368
Fuqi International *	16,008	415
GameStop, Cl A *	137,691	3,277
Gannett	334,842	2,893
Genesco *	78,151	1,712
Gildan Activewear, Cl A * (A)	67,100	1,382
Global Sources *	15,391	106
Goodyear Tire & Rubber *	23,500	387
Group 1 Automotive	15,643	441
Gymboree *	35,690	1,599
H&R Block	143,347	2,477
Hanesbrands *	255,900	5,389
Harley-Davidson (A)	123,407	2,959
Harman International Industries (A)	34,500	1,035
Hasbro (A)	63,700	1,809
hhgregg *	12,000	207
Hibbett Sports * (A)	114,674	2,015
Hillenbrand	12,500	250
Hooker Furniture (A)	26,100	347
Iconix Brand Group *	33,400	574
Interpublic Group *	320,005	2,013
ITT Educational Services *	19,696	2,068
J Crew Group *	161,125	5,493
Jackson Hewitt Tax Service	27,600	154
Jarden *	189,010	4,602
Jo-Ann Stores *	28,600	781
Jones Apparel Group	465,927	7,264
Journal Communications, Cl A	45,133	167
K12 * (A)	68,100	1,402
Landry’s Restaurants * (A)	22,200	216
Las Vegas Sands *	106,800	1,523
Liberty Media-Interactive, Cl A *	154,827	1,483
Life Time Fitness * (A)	280,366	8,725
Live Nation *	592,138	4,163
Lumber Liquidators * (A)	52,100	1,146
Marvel Entertainment *	45,700	2,211
Mattel	88,718	1,596
MDC Holdings	20,714	776
Men’s Wearhouse	21,242	552
Meredith	2,942	81
MGM Mirage * (A)	166,452	1,410
Morningstar * (A)	64,350	2,851
National CineMedia	349,495	5,242
National Presto Industries	1,635	137
Newell Rubbermaid (A)	100,589	1,400
Nordstrom	132,806	3,724
NutriSystem	20,300	289
NVR *	5,256	3,549
O'Charleys	46,840	358
OfficeMax (A)	192,700	2,179
O’Reilly Automotive *	4,977	191
Oxford Industries	31,449	440
Penn National Gaming * (A)	78,785	2,301
Perry Ellis International *	34,092	426
PetSmart	302,617	6,328
PF Chang’s China Bistro * (A)	88,751	2,832
Phillips-Van Heusen	73,174	2,765

1	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Polaris Industries	69,303	$2,613
Pool	53,460	1,273
Pre-Paid Legal Services * (A)	9,200	422
priceline.com *	11,300	1,740
Pulte Homes	381,052	4,870
RadioShack (A)	117,600	1,779
RC2 *	176,461	2,771
RCN *	10,786	101
Red Robin Gourmet Burgers *	44,000	848
Regal Entertainment Group, Cl A	100,897	1,276
Regis (A)	183,140	2,963
Rent-A-Center, Cl A *	85,862	1,694
Retail Ventures *	388,206	1,879
Ross Stores	20,144	940
Ruby Tuesday * (A)	79,800	583
Ryland Group (A)	55,682	1,276
Scholastic (A)	80,740	1,967
Scientific Games, Cl A *	162,429	2,505
Scripps Networks Interactive, Cl A	53,334	1,732
Sherwin-Williams	9,442	568
Shutterfly * (A)	177,867	2,572
Signet Jewelers	10,300	249
Sinclair Broadcast Group, Cl A	93,100	263
Skechers U.S.A., Cl A *	35,093	625
Sonic Automotive, Cl A	76,498	981
Spartan Motors	163,479	888
Stage Stores	107,570	1,436
Stamps.com *	26,062	225
Standard Pacific * (A)	227,781	827
Stanley Works	13,676	560
Starwood Hotels & Resorts Worldwide (A)	114,502	3,410
Stein Mart *	21,173	262
Strayer Education (A)	13,011	2,747
Systemax *	15,242	203
Tempur-Pedic International	61,790	915
Tenneco *	70,437	1,106
Thunderbird Resorts * (B)(G)(I)	151,700	137
Tractor Supply * (A)	33,729	1,587
TRW Automotive Holdings *	41,774	737
Universal Electronics *	7,400	139
Urban Outfitters *	71,710	2,039
Volcom *	27,835	394
WABCO Holdings	44,412	847
Warnaco Group * (A)	81,450	3,099
Warner Music Group *	51,824	237
Weight Watchers International	63,900	1,753
Westport Innovations *	137,554	1,371
Whirlpool (A)	21,994	1,412
Williams-Sonoma	44,400	849
WMS Industries *	96,326	4,078
Wyndham Worldwide	14,400	218
Zumiez * (A)	111,093	1,404

		289,916

Consumer Staples — 2.9%
Alliance One International *	102,800	394
Andersons	29,869	983
Avon Products	39,969	1,274
Boston Beer, Cl A *	15,925	633
Brown-Forman, Cl B	33,949	1,518
Cal-Maine Foods (A)	31,900	911
Casey’s General Stores	65,252	1,811
Central European Distribution *	51,310	1,652
Central Garden and Pet, Cl A *	66,227	728
Central Garden and Pet *	73,524	893
Chiquita Brands International *	109,710	1,690
Constellation Brands, Cl A *	40,698	602
Corn Products International	60,103	1,783
Cosan Industria e Comercio (Brazil) *	171,700	1,960
Dean Foods *	233,141	4,229
Del Monte Foods	391,232	4,104
Flowers Foods	104,500	2,484
Genting Plantations (Malaysia)	678,000	1,136
Green Mountain Coffee Roasters * (A)	23,790	1,432
Hansen Natural *	16,900	552
Herbalife	133,800	4,051
J&J Snack Foods	9,404	411
JM Smucker	30,405	1,589
Lance (A)	72,100	1,748
Lorillard	22,240	1,618
McCormick	49,715	1,619
Medifast * (A)	39,700	745
Molson Coors Brewing, Cl B	33,606	1,592
Nash Finch	11,052	300
NBTY * (A)	49,000	1,816
Nu Skin Enterprises, Cl A	10,480	181
Pantry *	111,982	1,696
Pepsi Bottling Group	40,800	1,458
PepsiAmericas	28,200	789
Prestige Brands Holdings *	35,444	263
Ralcorp Holdings *	14,432	905
Sanderson Farms	58,383	2,429
Sara Lee	217,300	2,106
Saskatchewan Wheat Pool, Cl Common Subscription Recei *	91,600	804
Smithfield Foods *	26,100	320
Supervalu (A)	80,500	1,155
Tyson Foods, Cl A	123,803	1,484
Vector Group	31,055	490
Viterra, Cl Common Subscription Recei *	59,400	521
Weis Markets	15,831	494

		61,353

Energy — 4.8%
Alpha Natural Resources *	37,098	1,199
Arena Resources *	61,616	1,884
Berry Petroleum, Cl A	107,651	2,430
BJ Services	6,238	100
BPZ Energy PIPE *	54,500	331
BPZ Resources *	230,000	1,398
Cal Dive International *	14,142	148
Cameron International *	38,597	1,378
Carrizo Oil & Gas * (A)	46,724	903
Cimarex Energy (A)	29,000	1,132
Complete Production Services *	153,000	1,377
Comstock Resources *	19,893	703
Concho Resources *	105,818	3,449
Continental Resources *	88,800	3,135
CVR Energy *	46,121	446
Dawson Geophysical *	27,525	682
Denbury Resources *	51,200	779
Dresser-Rand Group *	156,186	4,639
Encore Acquisition * (A)	51,943	1,958
ENSCO International	17,773	656

2	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
EXCO Resources *	18,200	$267
Exterran Holdings *	46,500	838
Frontier Oil	68,857	883
Goodrich Petroleum *	104,772	2,508
Gulfmark Offshore *	11,653	348
Gulfport Energy *	18,037	135
Helix Energy Solutions Group *	41,135	481
Hornbeck Offshore Services *	43,654	963
Infinity Bio-Energy *	792,118	26
Karoon Gas Australia *	98,416	888
Key Energy Services *	365,226	2,611
Kinder Morgan Escrow *(G)	24,428	—
Kinder Morgan Management LLC *	63,513	3,006
Mahalo Energy *	329,000	2
Massey Energy	27,410	742
McMoRan Exploration *	59,803	499
Murphy Oil	48,750	2,779
Nabors Industries *	101,048	1,786
Newfield Exploration *	49,308	1,908
Newpark Resources *	74,875	200
Noble	38,900	1,363
Oceaneering International *	15,625	815
Oil States International *	4,763	140
Oilsands Quest * (A)	1,387,000	1,221
Overseas Shipholding Group (A)	65,480	2,316
PetroHawk Energy *	94,564	2,036
Pioneer Drilling *	101,382	578
Pioneer Natural Resources	58,668	1,699
Pride International *	5,577	144
Range Resources (A)	120,032	5,806
Rentech * (A)	679,700	1,305
Rosetta Resources *	161,500	1,907
SEACOR Holdings *	17,300	1,317
Seahawk Drilling *	371	8
Southwestern Energy *	39,913	1,471
Spectra Energy	98,424	1,852
St. Mary Land & Exploration	51,400	1,352
Sunoco	36,200	974
Swift Energy * (A)	178,484	3,636
T-3 Energy Services, Cl 3 *	63,868	1,123
Tesoro (A)	92,379	1,301
Tidewater	39,500	1,705
W&T Offshore (A)	193,444	1,911
Western Refining * (A)	127,229	772
Whiting Petroleum *	70,038	3,400
Willbros Group * (A)	183,606	2,286
Williams	21,825	359
World Fuel Services	150,421	6,760

		99,154

Financials — 17.6%
1st Source	800	13
Advance America Cash Advance Centers	183,047	1,051
Advanta, Cl B	53,400	37
Affiliated Managers Group * (A)	69,632	4,549
Alexander’s ‡	1,929	546
Alexandria Real Estate Equities ‡	10,197	568
Allied Capital (A)	26,700	80
Allied World Assurance Holdings	82,700	3,831
AMB Property ‡ (A)	181,100	4,134
AMBAC Financial Group	59,330	104
Amcore Financial	44,386	51
American Campus Communities ‡	111,323	2,895
American Capital Agency ‡	19,067	475
American Equity Investment Life Holding	62,389	504
American Financial Group	209,217	5,366
Ameriprise Financial	35,500	1,066
AMERISAFE *	30,700	524
Annaly Capital Management ‡	172,237	2,987
Anthracite Capital ‡	70,500	60
Anworth Mortgage Asset ‡	492,860	3,692
Apartment Investment & Management, Cl A ‡ (A)	327,358	3,984
Arch Capital Group *	37,966	2,467
Arrow Financial	4,074	111
Aspen Insurance Holdings	77,300	1,963
Associated Banc (A)	36,400	377
Assured Guaranty (A)	141,006	2,806
AvalonBay Communities ‡	39,813	2,565
Banco Latinoamericano de Comercio Exterior, Cl E	80,200	1,139
Bancorpsouth	59,723	1,374
Bank Mutual	86,551	761
Bank of Hawaii	15,181	599
BGC Partners, Cl A	245,112	1,108
BioMed Realty Trust ‡	65,700	886
BlackRock, Cl A	1,859	371
Boston Private Financial Holdings	31,618	159
Boston Properties ‡ (A)	140,735	8,526
Brandywine Realty Trust ‡	129,650	1,376
Brasil Brokers Participacoes	602,200	1,675
Calamos Asset Management, Cl A	33,949	383
California First National Bancorp	114	2
CapitalSource	375,970	1,556
Capitol Federal Financial	16,370	526
Capstead Mortgage ‡	184,600	2,520
Cardinal Financial	247,262	1,953
Cardtronics *	387,149	3,051
CB Richard Ellis Group, Cl A *	154,528	1,830
CBL & Associates Properties ‡	66,970	627
Central Pacific Financial (A)	159,107	442
Chemical Financial	21,842	457
Cincinnati Financial	32,300	831
CIT Group (A)	86,100	150
City Holding	11,145	355
CNA Surety *	23,494	373
Cogdell Spencer ‡	330,300	1,493
Columbia Banking System	20,160	331
Comerica	115,427	3,078
Commerce Bancshares	1	—
Community Bank System	25,725	459
Corporate Office Properties Trust ‡ (A)	47,100	1,736
Cullen/Frost Bankers	13,384	660
CVB Financial	55,100	386
Delphi Financial Group, Cl A	39,048	913
Developers Diversified Realty ‡ (A)	47,520	373
DiamondRock Hospitality ‡	137,830	944
Digital Realty Trust ‡ (A)	26,250	1,144
Dime Community Bancshares	43,179	484
Dollar Financial * (A)	76,000	1,325
Douglas Emmett ‡ (A)	203,650	2,466
Duff & Phelps, Cl A	76,855	1,310
DuPont Fabros Technology ‡	52,675	689
Eaton Vance	43,347	1,238
Education Realty Trust ‡	509,177	2,979
eHealth *	31,600	585

3	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
EMC Insurance Group	17,167	$369
Employers Holdings	179,020	2,657
Encore Capital Group *	11,110	166
Endurance Specialty Holdings	106,241	3,662
Equity Lifestyle Properties ‡	28,992	1,167
Equity One ‡	94,666	1,491
Essex Property Trust ‡ (A)	45,450	3,391
Everest Re Group	26,000	2,192
Extra Space Storage ‡	233,607	2,313
FCStone Group *	45,910	220
Federal Realty Investment Trust ‡ (A)	60,140	3,751
Federated Investors, Cl B	22,192	583
Fidelity National Financial, Cl A	68,834	1,034
Fifth Third Bancorp	119,851	1,311
Financial Federal	77,700	1,820
First Cash Financial Services *	10,014	188
First Citizens BancShares, Cl A	691	96
First Commonwealth Financial	42,700	263
First Community Bancshares	15,522	194
First Financial Bancorp	336,067	2,836
First Financial Bankshares	5,814	290
First Horizon National * (A)	269,331	3,604
First Mercury Financial	22,691	329
First Midwest Bancorp (A)	48,500	498
First Niagara Financial Group	25,200	330
FirstMerit (A)	110,461	1,985
Flushing Financial	77,100	1,014
General Shopping Brasil (Brazil) *	355,700	1,065
Getty Realty ‡	27,899	658
GFI Group	485,198	3,474
Gluskin Sheff + Associates	75,550	1,168
Great Southern Bancorp	12,678	267
Grubb & Ellis *	711,760	534
Hancock Holding (A)	84,459	3,236
Hanover Insurance Group	96,408	3,942
Hatteras Financial ‡ (A)	68,500	2,047
HCP ‡	188,050	5,356
Health Care REIT ‡ (A)	61,484	2,626
Hercules Technology Growth Capital	314,142	2,912
Highwoods Properties ‡ (A)	29,050	853
Horace Mann Educators	135,085	1,655
Hospitality Properties Trust ‡ (A)	79,800	1,454
Host Hotels & Resorts ‡ (A)	378,550	3,774
HRPT Properties Trust ‡	469,331	3,041
Hudson City Bancorp	44,884	589
Huntington Bancshares (A)	309,011	1,409
Iberiabank	27,006	1,309
Independent Bank	20,489	475
Infinity Property & Casualty	53,789	2,365
Inland Real Estate ‡	168,951	1,416
International Bancshares (A)	146,756	2,266
Investment Technology Group * (A)	48,535	1,196
Investors Bancorp *	37,767	349
Investors Real Estate Trust ‡ (A)	154,700	1,433
IPC Holdings	56,000	1,816
Irwin Financial *	33,700	33
Jones Lang LaSalle	54,970	2,577
Kansas City Life Insurance	25,600	915
KBW * (A)	26,246	751
Kilroy Realty ‡	18,100	502
Knight Capital Group, Cl A *	113,105	2,276
Lancashire Holdings	195,724	1,480
Lazard, Cl A	38,600	1,500
Liberty Property Trust ‡	109,560	3,590
LTC Properties ‡	22,800	581
Macerich ‡ (A)	117,380	3,364
Mack-Cali Realty ‡ (A)	31,200	999
MarketAxess Holdings *	378,574	4,198
Meadowbrook Insurance Group	187,800	1,497
Medical Properties Trust ‡ (A)	134,300	1,017
MFA Mortgage Investments ‡	759,984	6,019
MGIC Investment (A)	132,326	1,076
Mid-America Apartment Communities ‡	23,347	1,022
Montpelier Re Holdings (A)	75,900	1,221
MSCI, Cl A *	127,067	3,738
National Penn Bancshares	151,345	848
National Retail Properties ‡ (A)	62,293	1,278
Nationwide Health Properties ‡	92,709	2,956
Navigators Group *	20,697	1,074
New York Community Bancorp	127,591	1,357
NewAlliance Bancshares	110,659	1,301
NorthStar Realty Finance ‡	84,924	323
NYSE Euronext	9,825	278
Old National Bancorp	22,300	237
Old Republic International	17,564	209
Omega Healthcare Investors ‡	29,519	499
optionsXpress Holdings	28,113	468
Oriental Financial Group	50,000	677
PacWest Bancorp (A)	109,904	2,166
PartnerRe	35,673	2,637
Penson Worldwide * (A)	132,670	1,345
People’s United Financial	113,841	1,828
PHH *	74,329	1,580
Piper Jaffray *	9,911	502
Platinum Underwriters Holdings	152,325	5,522
Plum Creek Timber ‡	8,300	251
Post Properties ‡	113,350	1,931
Presidential Life	20,700	205
ProAssurance *	33,332	1,750
Prospect Capital (A)	186,500	1,902
Prosperity Bancshares	13,653	471
Protective Life	61,179	1,318
PS Business Parks ‡	23,426	1,240
Public Storage ‡ (A)	78,404	5,531
Radian Group (A)	126,852	1,163
RAIT Financial Trust ‡ (A)	69,000	197
Raymond James Financial	65,100	1,481
Rayonier ‡	26,140	1,123
Realty Income ‡ (A)	83,571	2,135
Redwood Trust ‡	57,756	926
Regency Centers ‡ (A)	35,450	1,189
Regions Financial (A)	217,200	1,273
Reinsurance Group of America, Cl A	114,239	4,918
Resource America, Cl A	13,235	67
Riskmetrics Group *	155,600	2,421
RLI	9,000	477
S&T Bancorp	24,500	339
Saul Centers ‡	34,700	1,131
Selective Insurance Group	42,700	727
Senior Housing Properties Trust ‡	125,992	2,527
Signature Bank NY *	169,892	5,158
Simmons First National, Cl A	6,600	186
Simon Property Group ‡ (A)	101,851	6,480
SL Green Realty ‡	16,200	572

4	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
South Financial Group	237,044	$417
Sovran Self Storage ‡ (A)	52,400	1,540
St. Joe *	21,421	702
StanCorp Financial Group	60,606	2,294
Sterling Bancshares (A)	107,587	855
Strategic Hotels & Resorts ‡	201,180	276
Sunstone Hotel Investors ‡ (A)	318,347	1,993
Susquehanna Bancshares (A)	87,350	510
SVB Financial Group *	51,450	2,045
SWS Group	53,500	774
Tanger Factory Outlet Centers ‡	5,713	215
TCF Financial (A)	235,232	3,237
TD Ameritrade Holding *	56,524	1,087
Titanium Asset Management *(G)(I)	147,000	618
Tower Group	24,100	578
Transatlantic Holdings	26,534	1,296
Triplecrown Acquisition * (A)	112,983	1,097
Trustco Bank	116,800	726
Trustmark (A)	79,703	1,517
UMB Financial	13,751	550
Umpqua Holdings	22,300	230
United Community Banks *	34,247	231
Unitrin	74,100	1,403
Unum Group	201,640	4,543
Uranium Participation *	255,900	1,515
U-Store-It Trust ‡	163,560	1,058
Value Creation *(G)(H)(I)	85,600	399
Ventas ‡	107,443	4,213
Vornado Realty Trust ‡ (A)	25,309	1,456
Waddell & Reed Financial, Cl A	83,551	2,217
Washington Federal (A)	104,912	1,557
Washington Real Estate Investment Trust ‡ (A)	14,740	397
Webster Financial (A)	85,131	1,113
Westamerica Bancorporation	8,400	432
Western Alliance Bancorp * (A)	283,258	2,076
White Mountains Insurance Group	3,510	1,095
Whitney Holding (A)	85,874	774
Willis Group Holdings	70,809	1,826
Wilmington Trust	16,800	236
Wintrust Financial (A)	22,745	629
World Acceptance * (A)	114,377	2,977
WR Berkley	48,300	1,234
Zions Bancorporation (A)	233,588	4,127

		365,463

Health Care — 12.1%
Abaxis *	22,848	608
Acadia Pharmaceuticals *	292,500	1,708
Accelrys *	19,406	111
Achillion Pharmaceuticals *	298,592	540
Acorda Therapeutics *	84,325	1,907
Adolor *	36,100	59
Albany Molecular Research *	27,500	222
Alexion Pharmaceuticals *	103,005	4,650
Align Technology *	45,868	615
Alkermes * (A)	132,600	1,200
Allscripts-Misys Healthcare Solutions (A)	154,200	2,290
Almost Family *	43,100	1,188
Amedisys *	10,800	481
American Medical Systems Holdings *	35,697	544
AMERIGROUP * (A)	80,037	1,893
AmerisourceBergen	96,979	2,067
AMN Healthcare Services *	96,430	952
Amsurg, Cl A * (A)	208,277	4,228
Amylin Pharmaceuticals *	87,400	1,101
Analogic	5,205	185
Angiodynamics *	44,164	572
Arena Pharmaceuticals *	382,745	1,780
Arqule *	35,715	194
Array Biopharma *	174,220	718
athenahealth *	50,830	2,045
Auxilium Pharmaceuticals * (A)	47,600	1,370
AVI BioPharma *	20,119	34
Beckman Coulter	17,493	1,185
Biogen Idec *	19,500	979
BioMarin Pharmaceutical * (A)	85,209	1,403
BioScrip *	86,503	509
Boston Scientific *	215,400	2,531
Bruker *	44,700	454
Cadence Pharmaceuticals * (A)	95,574	1,043
Catalyst Health Solutions *	121,625	3,474
Celera *	112,731	737
Centene *	97,000	1,679
Cephalon *	13,005	740
Cepheid * (A)	105,710	1,268
Cerner * (A)	21,589	1,332
Charles River Laboratories International *	25,600	883
Chemed	21,777	948
Community Health Systems *	11,964	368
Conceptus * (A)	60,586	1,098
Conmed *	150,518	2,684
Cooper	99,810	2,727
Corvel *	5,250	158
Covance *	33,425	1,775
Coventry Health Care *	115,354	2,518
Cubist Pharmaceuticals * (A)	84,193	1,741
Cyberonics *	10,100	152
Cypress Bioscience *	87,958	612
Dendreon *	99,013	2,314
Dentsply International	48,900	1,648
Dyax *	39,156	143
Electro-Optical Sciences * (A)	87,515	862
Emeritus *	48,274	870
Endo Pharmaceuticals Holdings *	109,868	2,480
Enzo Biochem *	36,281	185
eResearch Technology *	78,300	493
ev3 *	236,314	3,011
Forest Laboratories *	140,000	4,098
Genoptix *	67,985	1,950
Gen-Probe *	45,650	1,760
Genzyme *	9,648	538
Greatbatch *	113,419	2,442
Health Management Associates, Cl A *	59,200	409
Health Net *	193,525	2,965
Healthsouth * (A)	131,400	2,051
Healthspring *	11,104	147
Henry Schein *	25,116	1,331
Hill-Rom Holdings	148,008	3,033
Hologic *	92,502	1,522
Humana *	32,600	1,164
ICON ADR *	132,100	2,856
ICU Medical *	13,882	516
Idexx Laboratories * (A)	52,083	2,644

5	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
I-Flow *	231,905	$2,087
Illumina *	5,800	205
Immunomedics *	57,345	316
Impax Laboratories *	40,374	305
Incyte * (A)	226,500	1,493
Inspire Pharmaceuticals *	210,324	1,256
Intuitive Surgical *	2,585	576
inVentiv Health *	43,575	693
Inverness Medical Innovations * (A)	127,453	4,537
IRIS International *	5,959	61
Kendle International *	33,251	437
Kensey Nash *	38,888	1,015
Kindred Healthcare *	42,127	602
Kinetic Concepts * (A)	98,796	3,157
King Pharmaceuticals * (A)	496,178	5,150
Laboratory Corp of America Holdings *	21,900	1,528
LCA-Vision * (A)	29,700	161
LHC Group * (A)	201,562	4,928
Life Technologies *	5,400	240
LifePoint Hospitals * (A)	95,306	2,395
Ligand Pharmaceuticals, Cl B *	78,747	189
Lincare Holdings *	28,580	754
Magellan Health Services *	16,531	530
Martek Biosciences	53,638	1,317
Maxygen *	58,902	417
MedAssets *	85,045	1,899
Medicines *	197,836	1,507
Medicis Pharmaceutical, Cl A	23,301	430
Medidata Solutions *	105,160	1,668
Mednax *	97,585	5,081
Meridian Bioscience	36,800	887
Merit Medical Systems *	14,600	263
Mettler Toledo International * (A)	16,365	1,430
Millipore *	5,350	354
Molina Healthcare *	6,245	126
MWI Veterinary Supply * (A)	88,837	3,306
Mylan Laboratories *	213,029	3,125
Myriad Genetics *	164,548	5,030
Myriad Pharmaceuticals *	1,429	6
Neogen * (A)	27,430	768
NeurogesX *	8,621	64
Nighthawk Radiology Holdings *	45,205	282
NPS Pharmaceuticals *	57,265	239
NuVasive * (A)	70,215	2,813
Odyssey HealthCare *	131,500	1,694
Omnicell *	193,389	2,124
Onyx Pharmaceuticals *	83,650	2,683
Optimer Pharmaceuticals * (A)	62,590	816
OSI Pharmaceuticals * (A)	151,955	5,078
Osiris Therapeutics *	24,770	362
Owens & Minor	53,370	2,362
Palomar Medical Technologies *	12,338	171
Par Pharmaceutical *	27,757	568
Parexel International *	163,600	2,099
Patterson *	85,312	2,323
PDL BioPharma (A)	164,595	1,490
PerkinElmer	183,091	3,341
Perrigo	45,100	1,331
Pharmaceutical Product Development	67,193	1,351
Phase Forward *	159,596	2,052
Providence Service *	11,469	130
Psychiatric Solutions * (A)	113,351	3,037
QIAGEN *	28,117	578
Quality Systems (A)	23,192	1,249
Quidel * (A)	117,000	1,806
Regeneron Pharmaceuticals * (A)	82,600	1,878
Res-Care *	178,959	2,597
ResMed *	20,525	942
Rigel Pharmaceuticals * (A)	240,900	1,698
Sciclone Pharmaceuticals *	59,477	289
Seattle Genetics *	109,340	1,339
Sepracor * (A)	176,306	3,200
Sirona Dental Systems *	61,921	1,637
Somanetics *	25,242	330
SonoSite *	12,259	285
STERIS	45,183	1,311
Symmetry Medical *	61,133	674
Techne	52,935	3,264
Teleflex	44,707	2,025
Theravance * (A)	116,579	1,815
Thoratec * (A)	53,084	1,393
United Therapeutics * (A)	34,856	3,190
Universal Health Services, Cl B	62,941	3,698
Valeant Pharmaceuticals International *	12,000	311
Vertex Pharmaceuticals *	37,300	1,395
Vical *	86,115	397
Viropharma *	73,000	584
Volcano *	4,400	63
Waters *	8,225	414
Watson Pharmaceuticals * (A)	80,816	2,852
Zimmer Holdings *	21,988	1,041
Zoll Medical *	81,100	1,458

		248,044

Industrials — 14.1%
Actuant, Cl A (A)	105,619	1,492
Acuity Brands	41,904	1,345
Administaff	23,808	575
Aecom Technology *	60,643	1,662
Aegean Marine Petroleum Network (A)	38,577	794
Air Transport Services Group *	113,342	335
Aircastle	58,600	551
Alexander & Baldwin	14,637	420
Allegiant Travel, Cl A *	21,782	853
Allen-Vanguard *	1,184,500	108
Alliant Techsystems *	28,923	2,235
American Reprographics *	203,436	1,859
Ameron International	24,600	1,992
Ametek	51,366	1,617
AO Smith (A)	54,060	2,057
Apogee Enterprises	49,100	648
Applied Industrial Technologies	88,000	1,815
Arkansas Best	30,800	982
Armstrong World Industries *	17,152	573
ATC Technology *	48,385	1,012
Avery Dennison	66,235	2,047
Baldor Electric	46,130	1,295
Barnes Group	181,465	2,666
BE Aerospace *	342,103	5,860
Belden	71,084	1,488
Brady, Cl A	37,887	1,123
Briggs & Stratton (A)	104,022	1,835
Brink's	30,396	801
Bucyrus International, Cl A (A)	86,720	2,589
C.H. Robinson Worldwide	7,716	434

6	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Carlisle	79,845	$2,634
Ceradyne *	63,700	1,193
Chart Industries *	88,887	1,659
Chicago Bridge & Iron (A)	76,505	1,204
Cintas	59,538	1,634
CIRCOR International	41,000	1,058
Columbus McKinnon *	22,815	281
Consolidated Graphics *	73,490	1,518
Continental Airlines, Cl B *	139,689	1,854
Con-way	83,714	3,496
Copa Holdings, Cl A	33,750	1,410
Copart * (A)	58,295	2,060
Corrections of America * (A)	236,544	4,693
CoStar Group * (A)	177,747	6,745
Courier	32,335	521
CRA International *	142,722	3,986
Crane	198,696	4,663
Cubic	45,614	1,620
Delta Air Lines * (A)	113,134	817
Deluxe	169,125	2,826
Dollar Thrifty Automotive Group *	49,311	978
Dover	59,896	2,072
Dun & Bradstreet	24,072	1,758
Dycom Industries *	342,248	3,840
DynCorp International, Cl A *	35,878	616
EMCOR Group * (A)	142,514	3,302
EnergySolutions	12,687	113
Ennis	18,742	255
EnPro Industries * (A)	43,700	940
Equifax	52,414	1,449
Esterline Technologies *	67,466	2,086
Fastenal	32,727	1,185
Flowserve	5,738	495
Force Protection *	313,600	1,662
Forward Air	88,630	2,046
FTI Consulting * (A)	101,260	4,409
G&K Services, Cl A	52,215	1,227
Gardner Denver *	181,696	5,900
GATX	11,000	302
GenCorp *	56,825	251
General Cable * (A)	41,456	1,463
Geo Group *	29,562	542
GeoEye * (A)	104,164	2,637
Goodrich	27,800	1,534
Graham	71,008	967
Granite Construction (A)	16,253	522
Great Lakes Dredge & Dock	430,383	2,815
H&E Equipment Services *	166,925	1,673
Harbin Electric *	5,727	71
Hawaiian Holdings *	4,605	34
Heico, Cl A	25,998	798
Heidrick & Struggles International (A)	37,050	779
Hexcel * (A)	159,845	1,739
Horizon Lines, Cl A	357,129	1,936
Houston Wire & Cable (A)	71,300	821
Hubbell, Cl B (A)	58,884	2,265
ICF International *	106,283	2,907
IDEX	39,081	1,033
IHS, Cl A *	123,175	5,962
Interface, Cl A	86,440	571
Interline Brands *	22,596	377
ITT	57,500	2,880
Jacobs Engineering Group *	23,444	1,031
JB Hunt Transport Services	89,854	2,519
Joy Global	21,228	825
Kadant *	42,984	500
Kaman	18,004	373
Kansas City Southern *	34,285	819
Kaydon	49,024	1,636
Kirby * (A)	78,011	2,890
Knoll	82,320	793
Landstar System	77,876	2,716
LB Foster, Cl A *	35,847	1,069
Lennox International	55,900	2,006
Lincoln Electric Holdings	13,459	613
Lydall *	25,242	134
Manitowoc (A)	113,784	755
Manpower	63,561	3,286
Mine Safety Appliances	29,100	778
Mueller Industries	60,853	1,472
Mueller Water Products, Cl A (A)	291,580	1,341
MYR Group * (A)	83,778	1,717
Navigant Consulting *	83,796	1,055
Navistar International *	22,103	956
NCI Building Systems *	161,100	433
NN	85,100	288
Old Dominion Freight Line *	141,364	5,058
Oshkosh Truck	42,606	1,432
Paccar	50,367	1,822
Pacer International	71,698	297
Pall	102,623	3,051
Parker Hannifin (A)	25,000	1,216
Pentair (A)	74,900	2,122
Pitney Bowes	85,544	1,912
Polypore International *	32,726	372
Quanta Services *	95,574	2,114
Regal-Beloit	90,070	4,095
Resources Connection *	319,677	4,926
Ritchie Bros Auctioneers	77,985	1,954
Robbins & Myers (A)	43,650	1,014
Rockwell Collins	33,377	1,537
RR Donnelley & Sons	143,499	2,560
RSC Holdings * (A)	206,500	1,493
Rush Enterprises, Cl A *	160,619	2,250
Ryder System	17,100	650
Saia *	9,141	162
School Specialty *	44,751	1,020
Seaboard	420	464
Shaw Group *	22,595	663
Silvercorp Metals *	263,000	965
Silvercorp Metals PIPE *	198,000	726
Skywest	49,700	768
SMA Solar Technology	11,669	866
Spirit Aerosystems Holdings, Cl A *	114,438	1,776
Standard Parking *	128,405	2,202
Standard Register	29,868	129
Steelcase, Cl A (A)	87,200	545
Stericycle *	22,734	1,126
SunPower, Cl B * (A)	68,300	1,461
SYKES Enterprises * (A)	362,074	7,600
TAL International Group (A)	150,900	1,859
Tam ADR *	110,320	1,416
Teledyne Technologies *	117,251	3,958
Terex *	200,700	3,307
Tetra Tech * (A)	96,376	2,847
Textainer Group Holdings (A)	117,000	1,660
Thomas & Betts *	48,083	1,331
Timken	20,288	428

7	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Titan Machinery *	18,600	$224
Toro	3,724	141
TransDigm Group *	72,335	3,220
Trex * (A)	69,607	1,323
Trinity Industries	42,425	670
Triumph Group	31,742	1,381
Tutor Perini *	17,800	349
UAL *	292,400	1,822
United Stationers *	30,957	1,414
URS *	37,703	1,630
US Airways Group *	335,630	1,141
UTi Worldwide	80,200	1,031
Wabtec	77,525	2,903
Waste Connections *	8,996	246
Watson Wyatt Worldwide, Cl A	27,671	1,209
Watts Water Technologies, Cl A	32,004	966
WESCO International *	170,022	4,086

		289,062

Information Technology — 17.3%
3Com *	326,758	1,421
Acxiom	58,485	533
ADC Telecommunications *	223,115	1,899
Advanced Analogic Technologies *	323,883	1,461
Advanced Energy Industries *	94,010	983
Advanced Micro Devices *	69,400	303
Akamai Technologies * (A)	189,005	3,334
Alliance Data Systems *	61,400	3,411
Amkor Technology *	48,700	270
Analog Devices	67,656	1,911
Ansys *	42,000	1,476
ArcSight *	148,800	2,879
Ariba *	135,081	1,548
Arris Group * (A)	380,556	5,046
Arrow Electronics *	108,379	2,996
Art Technology Group *	844,968	3,414
AsiaInfo Holdings *	45,900	790
Atheros Communications * (A)	110,494	3,054
Atmel *	776,862	3,209
ATMI * (A)	102,847	1,747
Avnet *	78,885	2,102
Avocent *	71,351	1,164
Benchmark Electronics *	174,520	2,862
Black Box	65,026	1,628
BMC Software *	20,734	739
Brightpoint *	219,052	1,608
Broadridge Financial Solutions	40,608	846
Brocade Communications Systems *	172,900	1,250
CACI International, Cl A *	28,510	1,310
Cavium Networks * (A)	22,260	452
Checkpoint Systems *	31,434	524
Ciber *	80,305	313
Cirrus Logic *	55,173	274
Cognex	22,800	365
Cogo Group *	44,900	242
Coherent *	63,332	1,416
CommScope *	163,595	4,410
Computer Sciences *	50,835	2,483
Comtech Telecommunications * (A)	28,940	984
Comverse Technology *	153,500	1,325
Concur Technologies * (A)	39,273	1,389
Constant Contact * (A)	172,207	3,587
Convergys *	118,100	1,280
Cree *	12,064	445
CSG Systems International *	45,065	679
CTS	129,590	1,148
Cymer *	7,815	275
Cypress Semiconductor * (A)	165,067	1,671
Daktronics	23,500	190
DealerTrack Holdings * (A)	271,796	5,485
Diebold	158,623	4,786
Diodes * (A)	94,439	1,914
Dolby Laboratories, Cl A *	55,500	2,165
DSP Group *	205,641	1,625
DST Systems *	15,100	692
DTS *	139,430	3,737
EF Johnson Technologies *	118,500	100
Electronics for Imaging *	49,223	524
Emulex *	267,296	2,590
Entegris *	490,285	1,961
Entropic Communications *	32,064	98
Equinix * (A)	134,731	11,352
Euronet Worldwide *	134,145	3,169
Factset Research Systems (A)	29,663	1,633
Fidelity National Information Services	32,116	789
FLIR Systems *	38,780	893
Gartner *	219,397	3,655
Gerber Scientific *	112,900	484
GSI Commerce * (A)	622,973	10,802
Harris	41,800	1,452
Harris Stratex Networks, Cl A *	50,836	308
Heartland Payment Systems	121,775	1,523
Hewitt Associates, Cl A *	13,072	471
IAC *	42,870	794
Imation (A)	263,000	2,262
Ingram Micro, Cl A *	82,045	1,375
Insight Enterprises * (A)	142,138	1,630
Integral Systems *	141,440	887
Integrated Device Technology *	327,546	2,237
Intermec *	15,553	221
Internet Brands, Cl A * (A)	154,671	1,128
Jabil Circuit	690,644	7,563
JDA Software Group *	86,400	1,671
JDS Uniphase *	202,474	1,391
Juniper Networks *	19,099	441
Kenexa *	25,500	313
Keynote Systems *	234,383	2,358
Knot * (A)	213,909	2,161
Kulicke & Soffa Industries * (A)	31,400	165
Lam Research *	41,519	1,275
Lawson Software *	608,505	3,748
Lexmark International, Cl A *	84,234	1,587
Linear Technology	32,400	861
Littelfuse *	62,444	1,564
LSI *	87,400	455
Mantech International, Cl A *	31,624	1,671
MAXIMUS	38,123	1,588
Methode Electronics	184,551	1,593
Micrel	22,500	175
Microsemi *	240,063	3,387
MicroStrategy, Cl A *	11,581	715
Microtune *	44,650	88
MIPS Technologies, Cl A *	57,835	203
MKS Instruments *	156,667	2,887
Molex	108,618	1,978
Monolithic Power Systems *	26,686	601

8	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Monotype Imaging Holdings *	260,037	$2,130
Move *	254,616	736
MTS Systems	10,655	283
National Semiconductor	16,700	253
NCR *	97,187	1,295
Net 1 UEPS Technologies *	140,756	2,687
Netgear *	129,500	2,212
Netlogic Microsystems * (A)	32,068	1,408
Netscout Systems *	13,150	151
NeuStar, Cl A *	172,537	3,999
Novatel Wireless * (A)	210,900	2,035
Novell *	57,400	250
Nuance Communications * (A)	91,279	1,125
Omniture *	368,973	5,280
ON Semiconductor *	372,400	3,005
OSI Systems *	89,500	1,510
Parametric Technology *	231,122	3,074
Park Electrochemical	67,700	1,458
Parkervision * (A)	235,900	852
Pericom Semiconductor *	171,793	1,479
Perot Systems, Cl A *	97,687	1,627
Plexus * (A)	158,652	3,995
PMC - Sierra *	387,400	3,518
Polycom *	114,270	2,696
Power Integrations (A)	102,331	3,351
Progress Software *	25,184	561
Red Hat *	122,500	2,813
RF Micro Devices *	330,290	1,552
Richardson Electronics	57,494	233
Riverbed Technology *	90,510	1,745
SAIC *	33,731	624
Sapient *	410,980	3,013
SAVVIS *	139,883	2,372
Scansource *	49,033	1,372
Seachange International *	182,000	1,627
Seagate Technology (A)	331,400	4,590
Silicon Laboratories *	17,197	775
SkillSoft ADR *	668,701	5,724
Skyworks Solutions * (A)	192,528	2,243
Sohu.com *	9,532	583
Solera Holdings	362,932	9,560
SRA International, Cl A * (A)	78,900	1,568
Starent Networks * (A)	90,400	1,830
Sun Microsystems *	45,500	422
Sybase *	118,901	4,144
Symmetricom *	22,652	119
Symyx Technologies *	45,213	279
Synaptics *	14,400	371
Synchronoss Technologies *	145,566	1,547
SYNNEX *	34,132	1,012
Synopsys *	180,707	3,836
Take-Two Interactive Software (A)	199,200	2,091
Taleo, Cl A *	22,689	410
Tech Data *	61,371	2,338
Technitrol	43,000	354
TeleTech Holdings *	124,404	2,122
Tellabs *	143,217	908
Teradata *	59,777	1,610
Tessera Technologies *	54,172	1,361
TIBCO Software *	177,088	1,571
TiVo *	363,600	3,567
Total System Services	123,400	1,883
Trimble Navigation * (A)	241,073	6,138
TriQuint Semiconductor *	193,100	1,414
TTM Technologies * (A)	117,600	1,190
Unisys *	261,000	637
United Online	174,300	1,220
Valueclick *	132,138	1,354
Varian Semiconductor Equipment Associates *	24,525	750
Veeco Instruments *	143,082	3,073
VeriFone Holdings *	60,600	699
Vishay Intertechnology *	118,233	954
VistaPrint * (A)	241,668	10,015
Vocus * (A)	364,514	6,146
WebMD Health, Cl A * (A)	26,113	859
Western Digital *	69,052	2,367
Wright Express *	130,119	4,101
Xyratex *	128,798	847
Zebra Technologies, Cl A *	115,208	2,879

		359,609

Materials — 5.3%
A. Schulman	42,499	854
Air Products & Chemicals	18,925	1,420
Airgas	67,341	3,131
AK Steel Holding	109,019	2,215
Albemarle	46,176	1,488
Allegheny Technologies	46,242	1,404
Allied Nevada Gold *	129,500	1,048
AM Castle	46,757	515
AMCOL International	58,000	1,284
Aptargroup	115,656	3,976
Ashland	65,094	2,388
Bemis	8,331	222
Buckeye Technologies *	71,300	719
Cabot	85,950	1,701
Carpenter Technology (A)	79,000	1,684
Celanese, Cl A	148,471	3,782
Century Aluminum *	71,300	729
CF Industries Holdings	16,787	1,371
Cliffs Natural Resources	52,781	1,336
Commercial Metals (A)	80,377	1,361
Crown Holdings *	114,706	2,848
Cytec Industries	107,698	3,111
Domtar *	56,729	2,010
Eagle Materials (A)	37,866	997
Eastman Chemical	33,100	1,727
Ecolab	49,000	2,072
FMC	20,509	978
General Steel Holdings *	94,827	356
H.B. Fuller	52,700	1,040
Hawkins	23,740	505
Headwaters *	173,521	666
Innophos Holdings	129,493	2,472
Innospec	24,807	339
International Flavors & Fragrances	78,984	2,813
Intrepid Potash * (A)	59,864	1,406
Jaguar Mining *	197,000	1,935
Kaiser Aluminum	16,900	546
Koppers Holdings	28,930	790
LSB Industries *	21,302	329
Lubrizol	37,900	2,415
Minerals Technologies	10,904	489
Myers Industries	79,702	817
Nalco Holding	187,525	3,357
Neenah Paper	86,313	980
New Gold *	545,000	1,859
NewMarket	33,936	2,821

9	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Olin	40,278	$674
OM Group *	27,407	746
Omnova Solutions *	78,046	368
Owens-Illinois *	101,771	3,454
Packaging of America	81,939	1,668
Pactiv *	18,389	457
PolyOne *	272,109	1,388
Reliance Steel & Aluminum	51,537	1,904
Rock-Tenn, Cl A	21,258	1,090
Rockwood Holdings *	159,660	3,252
RPM International	15,203	248
Schnitzer Steel Industries, Cl A	30,566	1,651
Schweitzer-Mauduit International	10,602	521
Scotts Miracle-Gro, Cl A	73,800	3,003
Sensient Technologies	25,400	662
Silgan Holdings	55,159	2,682
Solutia *	159,970	1,956
Sonoco Products	57,700	1,497
Spartech	97,594	1,126
Steel Dynamics (A)	101,360	1,678
Stepan	9,957	538
Stillwater Mining *	38,900	249
Terra Industries	23,268	724
Titanium Metals	34,600	284
United States Steel (A)	6,817	298
Universal Stainless & Alloy *	95,000	1,701
Walter Industries	14,550	755
Westlake Chemical	11,630	280
Worthington Industries	46,100	607
WR Grace *	26,025	435

		108,202

Telecommunication Services — 1.4%
Alaska Communications Systems
Group	108,725	866
Cbeyond * (A)	54,401	781
CenturyTel (A)	112,807	3,636
Cincinnati Bell *	643,711	2,144
Iowa Telecommunications Services	24,850	284
Leap Wireless International * (A)	101,300	1,671
MetroPCS Communications *	84,700	674
Neutral Tandem *	15,910	398
NII Holdings *	208,495	4,943
PAETEC Holding *	138,733	388
SBA Communications, Cl A * (A)	331,941	8,003
Syniverse Holdings *	30,308	542
Telephone & Data Systems	16,500	435
tw telecom , Cl A *	223,872	2,563
US Cellular *	13,156	480
USA Mobility	77,537	987
Windstream	44,405	381

		29,176

Utilities — 3.6%
AGL Resources	173,940	5,843
Alliant Energy	43,300	1,140
Ameren	42,000	1,133
American Water Works	45,600	917
Atmos Energy	31,234	851
Avista	16,800	328
Black Hills	13,917	356
Centerpoint Energy	66,000	818
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	119,200	1,917
Cleco (A)	52,222	1,275
CMS Energy (A)	156,600	2,100
Consolidated Edison	33,885	1,362
DTE Energy	162	6
Edison International	42,010	1,404
El Paso Electric *	24,228	410
Empire District Electric	48,644	883
Energen	24,545	1,031
Equities	44,026	1,746
Great Plains Energy	303,648	5,320
Hawaiian Electric Industries	72,900	1,268
IDACORP	17,450	497
ITC Holdings	58,639	2,731
Laclede Group	10,225	333
MDU Resources Group	104,943	2,037
Mirant * (A)	50,600	853
New Jersey Resources	33,692	1,238
Northeast Utilities (A)	90,834	2,161
Northwest Natural Gas (A)	35,979	1,515
NorthWestern	138,025	3,311
NV Energy	75,211	907
OGE Energy (A)	63,951	2,000
Pepco Holdings	32,000	459
Piedmont Natural Gas	24,600	591
Pinnacle West Capital (A)	88,349	2,908
Portland General Electric	377,612	7,371
RRI Energy *	278,459	1,654
SCANA	70,367	2,440
UGI	106,123	2,707
Unisource Energy	55,000	1,608
Vectren	51,384	1,190
Westar Energy	106,309	2,182
Wisconsin Energy	50,962	2,317
Xcel Energy	95,329	1,883

		75,001

Total Common Stock (Cost $1,785,084) ($ Thousands)		1,924,980

CONVERTIBLE BONDS — 0.4%
Consumer Discretionary — 0.1%
Charming Shoppes
1.125%, 05/01/14	$1,740	1,270
Eddie Bauer Holdings
5.250%, 04/01/14 (C)*	3,146	346

		1,616

Energy — 0.1%
Nova Biosource Fuels
10.000%, 09/30/12 (B)(C)*	1,679	34
Rentech
4.000%, 04/15/13 (A)	1,647	1,336
Scorpio Mining
7.000%, 05/05/11 (G)(H)(I)	509	411

		1,781

Financials — 0.1%
Dollar Financial
2.875%, 06/30/27	1,517	1,217
World Acceptance
3.000%, 10/01/11	1,226	1,019

		2,236

10	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Health Care — 0.0%
Incyte
3.500%, 02/15/11	$744	$643

Information Technology — 0.1%
Hutchinson Technology
2.250%, 03/15/10	1,125	1,091

Total Convertible Bonds (Cost $7,009) ($ Thousands)		7,367

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf (B)	15,700	1,860

Total Preferred Stock (Cost $1,560) ($ Thousands)		1,860

EXCHANGE TRADED FUNDS — 0.1%
iShares Russell 2000 Growth Index Fund	38,300	2,362
iShares Russell 2000 Index Fund	12,679	725

Total Exchange Traded Funds (Cost $2,954) ($ Thousands)		3,087

WARRANTS — 0.0%	Number of Warrants
Oilsands Quest,
Expires 12/08/09 *	20,000	—
Oilsands Quest,
Expires 05/12/11 *	330,350	99
Rentech,
Expires 04/25/12 *(G)(H)(I)	13,800	8
Titanium Asset Management,
Expires 06/21/11 *(G)(I)	105,000	65
Triplecrown Acquisition,
Expires 10/25/12 *	222,701	40

Total Warrants (Cost $196) ($ Thousands)		212

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.173%, 12/03/09 (D)(E)	6,070	6,068
0.195%, 01/07/10 (D)(E)	400	400

Total U.S. Treasury Obligations (Cost $6,466) ($ Thousands)		6,468

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%**†	70,448,021	70,448

Total Cash Equivalent (Cost $70,448) ($ Thousands)		70,448

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 13.1%
SEI Liquidity Fund, L.P.,
0.440%**(F)†	278,911,891	271,476

Total Affiliated Partnership (Cost $278,912) ($ Thousands)		$271,476

Total Investments — 110.3% (Cost $2,152,629)($ Thousands)††		$2,285,898

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index
E-MINI	1,075	Sep-2009	$1,963
S&P Mid 400 Index
E-MINI	798	Sep-2009	1,903

			$3,866

Percentages are based on a Net Assets of $2,072,670($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	This security or a partial position of this security is on loan at August 31, 2009. The total value of securities on loan at August 31, 2009 was $275,378 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security in default on interest payments. Security is non-income producing.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2009 was $271,476 ($Thousands).
(G)	Securities considered illiquid. The total value of such securities as of August 31, 2009 was $1,638 ($Thousands) and represented 0.08% of net assets.
(H)	Securities considered restricted. The total value of such securities as of August 31, 2009 was $818 ($Thousands) and represented 0.04% of net assets.
(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2009 was $1,638 ($Thousands) and represented 0.08% of net assets.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund’s investments was $2,152,629($ Thousands), and the unrealized appreciation and depreciation were $277,029($ Thousands) and $(143,760)($ Thousands) respectively.

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2009

Restricted Securities — At August 31, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2009, were as follows:

	Number of Shares/Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Rentech	14	4/20/07	4/20/07	$—	$8	0.00%
Scorpio Mining	509	5/5/08	5/5/08	499	411	0.02%
Value Creation	86	2/29/08	2/29/08	871	399	0.02%

				$1,370	$818	0.04%

12	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%

Consumer Discretionary — 6.6%
Aaron’s	29,300	$765
Amazon.com *	5,098	414
Autoliv	32,600	1,046
Buckle	15,000	397
Burger King Holdings	51,000	914
Career Education *	41,800	993
Carter’s *	29,900	752
Choice Hotels International	30,000	885
Corinthian Colleges *	56,400	1,081
DIRECTV Group *	42,100	1,042
DreamWorks Animation SKG, Cl A *	34,300	1,158
GameStop, Cl A *	33,000	785
Genuine Parts	23,200	859
H&R Block	43,500	752
Hillenbrand	524	10
ITT Educational Services *	10,500	1,102
Jack in the Box *	25,800	526
Jarden *	18,800	458
John Wiley & Sons, Cl A	21,500	690
Panera Bread, Cl A *	11,300	590
Strayer Education	6,399	1,351
Tractor Supply *	19,800	932

		17,502

Consumer Staples — 15.9%
Alberto-Culver, Cl B	28,708	758
Altria Group	171,941	3,143
Brown-Forman, Cl B	47,875	2,141
Campbell Soup	92,526	2,902
Church & Dwight	16,900	965
Dean Foods *	35,600	646
Flowers Foods	17,200	409
General Mills	20,600	1,230
Hansen Natural *	11,600	379
Hershey	29,598	1,161
Hormel Foods	111,967	4,137
Kellogg	25,900	1,220
Kimberly-Clark	20,800	1,258
Kroger	63,897	1,380
Lorillard	42,460	3,090
McCormick	41,238	1,343
Mead Johnson Nutrition, Cl A	12,917	512
Molson Coors Brewing, Cl B	9,393	445
PepsiCo	22,287	1,263
Philip Morris International	65,693	3,003
Reynolds American	70,103	3,204
Ruddick	23,500	624
Safeway	6,616	126
Sara Lee	50,858	493
Supervalu	18,800	270
Sysco	124,408	3,171
Tyson Foods, Cl A	183,246	2,197
Wal-Mart Stores	5,926	301

		41,771

Energy — 3.8%
Chevron	16,700	1,168
CNX Gas *	35,100	993
Dresser-Rand Group *	34,900	1,037
Enbridge	32,300	1,202
Exxon Mobil	20,335	1,406
FMC Technologies *	11,900	568
PetroHawk Energy *	31,300	674
Range Resources	25,500	1,233
SEACOR Holdings *	10,200	776
TransCanada	28,500	846

		9,903

Financials — 13.8%
Alexandria Real Estate Equities ‡	20,200	1,126
AON	2,092	87
Arthur J Gallagher	27,079	644
Associated Banc	54,200	562
Bancorpsouth	40,700	936
Bank of Hawaii	61,962	2,444
BOK Financial	22,445	1,015
Brown & Brown	6,000	119
Capitol Federal Financial	35,797	1,150
Commerce Bancshares	92,454	3,396
Corporate Office Properties Trust ‡	28,600	1,054
Cullen/Frost Bankers	41,691	2,054
Endurance Specialty Holdings	32,800	1,131
Erie Indemnity, Cl A	24,900	963
Essex Property Trust ‡	14,800	1,104
Federated Investors, Cl B	37,600	987
First Citizens BancShares, Cl A	1,708	236
First Niagara Financial Group	37,898	496
Hancock Holding	17,800	682
Health Care REIT ‡	29,800	1,273
Hudson City Bancorp	75,700	993
MFA Mortgage Investments ‡	68,200	540
Northern Trust	16,381	957
PartnerRe	9,400	695
People’s United Financial	180,791	2,904
Platinum Underwriters Holdings	21,800	790
ProAssurance *	7,300	383
Prosperity Bancshares	29,300	1,012
Realty Income ‡	42,900	1,096
RenaissanceRe Holdings	5,700	310
TFS Financial	212,477	2,422
Trustmark	28,100	535
UMB Financial	18,600	745
Valley National Bancorp	34,100	398
Washington Real Estate Investment Trust ‡	38,200	1,030
Wesco Financial	449	136

		36,405

Health Care — 21.3%
Abbott Laboratories	83,042	3,756
AmerisourceBergen	209,392	4,462
Amgen *	48,261	2,883
Baxter International	39,470	2,247
Becton Dickinson	41,209	2,869
Biogen Idec *	9,857	495
Bristol-Myers Squibb	17,928	397
C.R. Bard	30,751	2,478
Cardinal Health	52,476	1,815

1	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Celgene *	3,700	$193
Edwards Lifesciences *	24,812	1,535
Eli Lilly	30,072	1,006
Endo Pharmaceuticals Holdings *	57,851	1,306
Forest Laboratories *	89,323	2,614
Genzyme *	70,659	3,937
Gilead Sciences *	67,560	3,044
Haemonetics *	12,600	663
Henry Schein *	16,462	872
Hill-Rom Holdings	11,376	233
Immucor *	28,500	516
Johnson & Johnson	49,429	2,988
LifePoint Hospitals *	14,500	364
McKesson	79,610	4,527
Medco Health Solutions *	251	14
Millipore *	2,374	157
Onyx Pharmaceuticals *	16,100	516
Owens & Minor	24,100	1,066
Patterson *	43,600	1,187
Perrigo	33,500	989
STERIS	26,500	769
Techne	56,762	3,501
United Therapeutics *	10,800	988
Varian Medical Systems *	13,628	587
Watson Pharmaceuticals *	34,694	1,224

		56,198

Industrials — 4.2%
Alliant Techsystems *	10,100	781
C.H. Robinson Worldwide	23,036	1,296
Copa Holdings, Cl A	11,277	471
FTI Consulting *	9,800	427
Gardner Denver *	27,800	902
General Cable *	10,600	374
Granite Construction	16,600	533
KBR	45,600	1,033
Landstar System	24,800	865
Lennox International	29,100	1,044
Nordson	12,800	686
Rollins	47,200	842
Simpson Manufacturing	6,800	175
TransDigm Group *	25,300	1,126
Valmont Industries	5,900	486

		11,041

Information Technology — 11.4%
Accenture, Cl A	36,512	1,205
Adtran	35,900	816
Analog Devices	73,178	2,067
Atmel *	74,732	309
AVX	1,744	20
Broadcom, Cl A *	22,948	653
Corning	4,811	73
Cree *	13,038	480
Diebold	24,600	742
FLIR Systems *	19,100	440
Global Payments	24,800	1,052
Harris	21,600	750
Hewitt Associates, Cl A *	32,900	1,185
Hewlett-Packard	2,861	129
IAC *	10,490	194
Ingram Micro, Cl A *	76,912	1,289
Intel	167,110	3,396
Mantech International, Cl A *	16,100	851
Mastercard, Cl A	1,370	277
Micros Systems *	13,600	379
NeuStar, Cl A *	16,300	378
Perot Systems, Cl A *	66,300	1,104
SAIC *	1,135	21
Silicon Laboratories *	22,757	1,025
Sybase *	27,500	958
Synopsys *	22,589	480
Tech Data *	67,553	2,574
Texas Instruments	128,279	3,154
Visa, Cl A	32,022	2,277
WebMD Health, Cl A *	13,809	454
Xerox	39,600	343
Xilinx	2,244	50
Zebra Technologies, Cl A *	31,383	784

		29,909

Materials — 3.2%
Aptargroup	27,600	949
Bemis	17,300	460
Compass Minerals International	18,000	957
Greif, Cl A	18,700	926
Newmont Mining	64,067	2,575
Reliance Steel & Aluminum	9,900	366
Royal Gold	24,029	953
Sensient Technologies	23,800	621
Silgan Holdings	10,800	525

		8,332

Telecommunication Services — 2.2%
AT&T	46,000	1,198
BCE	29,600	727
MetroPCS Communications *	121,500	967
Rogers Communications, Cl B	35,000	964
SBA Communications, Cl A *	15,800	381
Telephone & Data Systems	11,300	298
Verizon Communications	39,094	1,214

		5,749

Utilities — 12.4%
AGL Resources	57,898	1,945
Alliant Energy	49,091	1,293
American Water Works	27,100	545
Aqua America	60,270	1,015
Atmos Energy	82,948	2,259
Consolidated Edison	28,700	1,153
DPL	16,000	396
DTE Energy	32,600	1,134
Edison International	34,300	1,146
Energen	11,800	495
Hawaiian Electric Industries	73,621	1,281
IDACORP	25,500	726
Nicor	58,858	2,132
Northwest Natural Gas	8,400	354
NSTAR	57,278	1,812
OGE Energy	45,670	1,429
Pepco Holdings	74,700	1,071
PG&E	20,409	828
Piedmont Natural Gas	37,600	903

2	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

August 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
PPL	35,372	$1,040
SCANA	16,310	566
Sempra Energy	5,650	283
TECO Energy	81,300	1,083
UGI	62,796	1,602
Vectren	70,149	1,624
Westar Energy	30,200	620
WGL Holdings	26,600	878
Wisconsin Energy	66,796	3,037
Xcel Energy	4,232	84

		32,734

Total Common Stock (Cost $220,616) ($ Thousands)		249,544

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bill
0.255%, 12/03/09 (A) (B)	$1,200	1,200

Total U.S. Treasury Obligation (Cost $1,199) ($ Thousands)		1,200

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%** †	11,976,039	11,976

Total Cash Equivalent (Cost $11,976) ($ Thousands)		11,976

Total Investments — 99.8% (Cost $233,791)($ Thousands) ††		$262,720

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	109	Sep-2009	$371

Percentages are based on a Net Assets of $263,351 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security or a portion thereof, has been pledged as collateral on open futures contracts.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund's investments was $233,791 ($ Thousands), and the unrealized appreciation and depreciation were $33,124 ($ Thousands) and $(4,195) ($ Thousands) respectively.

Cl — Class

REIT — Real Estate Investment Trust

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

3	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.3%

Argentina — 0.0%
Banco Macro ADR*	7,900	$178
Grupo Financiero Galicia ADR*	9,800	39
Petrobras Energia Participaciones ADR*	5,500	36
Telecom Argentina ADR*	8,200	122

		375

Australia — 4.9%
AGL Energy	146,138	1,720
AJ Lucas Group	42,478	152
Alumina	320,800	452
Amcor	37,199	181
AMP	3,675	20
Arrow Energy*	45,393	176
Asciano Group	67,448	91
ASX	12,129	339
Australia & New Zealand Banking Group	59,206	1,063
AWB(A)	53,506	59
AXA Asia Pacific Holdings	10,127	37
Beach Petroleum	5,836	4
Bendigo Bank	5,112	36
BGP Holdings*	39,545	—
BHP Billiton	164,090	5,091
Billabong International	3,194	28
BlueScope Steel	440,880	1,063
Boral(A)	9,452	46
Brambles	126,298	791
Caltex Australia	43,117	449
CFS Retail Property Trust‡	23,150	37
Coca-Cola Amatil	76,790	641
Cochlear	2,468	117
Commonwealth Bank of Australia	42,843	1,661
Computershare	101,909	869
Crown	40,571	271
CSL	31,400	853
CSR	12,610	22
David Jones	20,400	86
Dexus Property Group‡	45,614	29
Downer EDI	600	4
Energy Resources of Australia	10,545	231
Fairfax Media(A)	24,473	30
Fortescue Metals Group*	7,094	26
Foster’s Group	94,570	437
Goodman Fielder	234,910	305
GPT Group‡	39,545	20
Harvey Norman Holdings	136,154	452
Incitec Pivot	59,663	151
Insurance Australia Group	48,438	146
JB Hi-Fi	18,814	282
Leighton Holdings	700	22
Lion Nathan	41,843	417
Macquarie Group(A)	34,649	1,484
Macquarie Infrastructure Group(A)	198,888	223
Metcash	95,728	345
Mirvac Group‡	28,471	36
National Australia Bank(A)	65,408	1,570
Newcrest Mining	8,708	220
Nufarm	9,586	87
OneSteel	31,124	85
Orica	26,386	502
Origin Energy	40,530	523
OZ Minerals	87,458	78
Pacific Brands	153,183	144
Paladin Energy*	48,166	187
QBE Insurance Group	12,544	242
Rio Tinto(A)	35,342	1,672
Santos	165,154	2,200
Sigma Pharmaceuticals	38,300	39
Sims Group	8,221	161
Sonic Healthcare	6,363	75
SP AusNet, Cl Miscellaneous	18,992	12
Suncorp-Metway	48,684	321
TABCORP Holdings	86,239	488
Tatts Group	296,604	620
Telstra	104,858	288
Toll Holdings	17,595	118
Wesfarmers	48,251	1,024
Westfield Group‡	88,272	942
Westpac Banking	91,203	1,874
Woodside Petroleum	13,707	566
Woolworths	61,851	1,461
WorleyParsons	11,053	265

		36,759

Austria — 0.2%
Erste Group Bank	14,064	597
Mayr Melnhof Karton	112	11
OMV	25,037	987
Telekom Austria	637	11
Verbund - Oesterreichische Elektrizitaetswirtschafts, Cl A	1,766	90
Vienna Insurance Group	2,249	117

		1,813

Belgium — 1.2%
Banque Nationale de Belgique	3	11
Colruyt	265	61
Delhaize Group	31,408	2,107
Dexia(A)	104,532	895
D’ieteren	170	52
Fortis	48,035	206
Groupe Bruxelles Lambert	7,314	641
InBev	50,084	2,164
Mobistar	426	27
Nationale A Portefeuille	1,116	58
Solvay	6,300	664
Telenet Group Holding	11,817	282
UCB(A)	34,018	1,325
Umicore	10,717	291

		8,784

Brazil — 0.6%
Brasil Telecom Participacoes ADR	3,283	143
BRF - Brasil Foods*	38,400	864
Centrais Eletricas Brasileiras ADR	30,500	439
Cia de Saneamento Basico do Estado de Sao Paulo ADR	16,670	610
Cia Energetica de Minas Gerais ADR(A)	81,350	1,189

1	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Hypermarcas*	25,900	$416
Petroleo Brasileiro ADR	18,400	729
Redecard	25,600	351

		4,741

Canada — 1.2%
Bank of Montreal	5,000	241
Canadian National Railway	20,800	1,002
Canadian Natural Resources	8,600	491
Domtar*	1,600	56
EnCana	29,430	1,530
Goldcorp	43,390	1,582
Husky Energy	8,900	239
IAMGOLD	31,085	360
Inmet Mining	8,800	380
Kinross Gold	39,100	741
National Bank of Canada	4,100	230
Northgate Minerals*	8,000	18
Pacific Rubiales Energy*	31,600	358
Research In Motion*	11,370	831
Royal Bank of Canada(A)	4,500	231
Teck Cominco, Cl B	17,900	431
Teck Resources, Cl B	15,600	375

		9,096

Chile — 0.3%
Banco Santander Chile ADR	6,400	327
Enersis ADR	99,400	1,721
Madeco ADR	3,200	21

		2,069

China — 0.6%
Bank of China	272,000	132
China Life Insurance	303,650	1,281
China Railway Group*	711,000	614
Dongfeng Motor Group	722,000	747
Industrial & Commercial Bank of China	2,190,000	1,495

		4,269

Cyprus — 0.0%
Bank of Cyprus Public	6,309	44

Denmark — 0.8%
A P Moeller - Maersk, Cl B	94	652
Carlsberg, Cl B	22,187	1,596
Coloplast, Cl B	332	26
Danisco(A)	4,500	220
Danske Bank	50,014	1,345
H Lundbeck	2,037	40
Novo-Nordisk, Cl B	26,490	1,617
Novozymes, Cl B	254	22
PER Aarsleff, Cl B	416	49
Sydbank	4,963	139
Topdanmark*	882	120
Vestas Wind Systems*	3,720	267
William Demant Holding*	2,909	178

		6,271

Finland — 0.7%
Citycon	28,388	102
Fortum	2,106	55
Huhtamaki	7,887	95
Kesko, Cl B	4,187	123
Kone, Cl B	49,013	1,706
Nokia	10,870	151
Outokumpu	9,087	192
Rautaruukki	5,493	129
Sampo, Cl A	52,715	1,263
Stora Enso, Cl R	22,232	153
UPM-Kymmene	13,913	167
Wartsila, Cl B(A)	22,801	863

		4,999

France — 7.3%
Accor	16,583	874
Aeroports de Paris	1,252	108
Air France-KLM	14,000	214
Air Liquide	1,356	145
Alcatel-Lucent	123,403	469
Alstom(A)	14,053	988
Arkema	2,929	95
Atos Origin	4,255	200
AXA	46,587	1,062
BNP Paribas	82,368	6,639
Bouygues	4,949	246
Capital Gemini	17,200	833
Carrefour	2,950	139
Casino Guichard Perrachon	2,799	212
Cegid Group	1,081	26
Christian Dior	6,354	589
Cie Generale d’Optique Essilor International	2,085	113
CNP Assurances	11,008	1,100
Compagnie Generale des Etablissements Michelin, Cl B	1,485	112
Credit Agricole(A)	20,047	372
Dassault Systemes	2,194	112
Eiffage	3,597	256
Electricite de France(A)	14,833	778
Eramet	1,493	482
Eutelsat Communications	22,000	589
Faiveley	176	14
Fonciere Des Regions‡	614	64
France Telecom(A)	117,071	2,981
Gaz de France	6,716	283
Gecina	1,991	198
Gemalto*	6,148	256
Havas	86,480	264
Hermes International(A)	1,188	176
ICADE‡	1,075	100
Iliad(A)	3,241	332
Ipsen	901	45
Lafarge	10,649	906
Legrand(A)	5,942	146
LVMH Moet Hennessy Louis Vuitton	2,640	253
M6-Metropole Television	14,891	338
Neopost	1,749	144
Nexans	159	12
Nexity	2,253	85
PagesJaunes Groupe	1,545	17
PPR	23,184	2,695

2	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Publicis Groupe	30,508	$1,123
Renault	16,586	747
Safran	22,127	407
Sanofi-Aventis	141,674	9,620
Schneider Electric(A)	5,094	470
SCOR	7,738	204
SES Global	23,741	466
Societe BIC	726	45
Societe Des Autoroutes Paris- Rhin-Rhone	1,087	81
Societe Fonciere Financiere et de Participations FFP	2,756	156
Societe Generale	72,558	5,853
Sodexo	4,945	285
Technip	20,920	1,295
Thales	1,596	73
Total	92,010	5,278
Unibail-Rodamco‡	5,587	1,106
Valeo	10,749	274
Veolia Environnement	2,856	99
Vinci	16,083	863
Vivendi	27,078	772
Wendel	2,502	118
Zodiac Aerospace(A)	4,500	171

		55,568

Germany — 6.3%
Aixtron	13,940	274
Allianz	37,689	4,361
BASF	92,228	4,816
Bayer	36,594	2,249
Bayerische Motoren Werke	36,408	1,660
Bilfinger Berger	3,300	204
DaimlerChrysler	32,187	1,457
Deutsche Bank(A)	51,849	3,523
Deutsche Boerse	17,466	1,335
Deutsche Lufthansa	147,212	2,366
Deutsche Post	125,959	2,175
Deutsche Postbank	1,113	40
Deutsche Telekom	27,120	361
E.ON	73,682	3,120
GAGFAH	12,880	116
Hannover Rueckversicherung	57,951	2,553
Henkel	1,377	46
Hochtief	9,354	693
Infineon Technologies*	63,898	336
K+S	6,097	310
Lanxess	263	8
MAN	1,573	120
Merck KGaA	1,473	134
Metro	3,063	166
MTU Aero Engines Holding	3,837	162
Muenchener Rueckversicherungs	14,214	2,122
RWE	27,039	2,507
Salzgitter	222	21
SAP	42,230	2,064
Siemens	55,228	4,791
Software	6,890	528
Solarworld(A)	226	5
Suedzucker	40,824	797
ThyssenKrupp	23,703	806
TUI	77,467	674
United Internet	26,095	369
Volkswagen	1,522	295
Wacker Chemie	375	45

		47,609

Greece — 0.6%
Alpha Bank	23,000	381
Coca Cola Hellenic Bottling	7,805	180
Hellenic Petroleum	2,937	31
Marfin Investment Group	30,208	117
National Bank of Greece	23,798	746
OPAP	21,260	519
Public Power	101,416	2,387
Titan Cement	944	27

		4,388

Hong Kong — 3.2%
ASM Pacific Technology	13,200	85
Bank of East Asia	46,200	149
BOC Hong Kong Holdings	945,410	1,895
Cathay Pacific Airways	90,000	130
Champion Technology Holdings	564,000	20
Cheung Kong Holdings	62,000	735
China Mobile	73,500	715
China Overseas Land & Investment(A)	486,000	988
Chinese Estates Holdings	65,000	120
CLP Holdings	8,500	57
Dairy Farm International Holdings	6,000	34
Denway Motors	626,000	278
Esprit Holdings	35,100	213
Fairwood	19,500	16
First Pacific	133,000	85
Geely Automobile Holdings	65,000	16
Genting Singapore*	512,000	359
Guoco Group	8,000	77
Hang Lung Group	56,000	258
Hang Lung Properties	258,000	804
Hang Seng Bank	37,430	532
Henderson Land Development	64,900	381
Hengan International Group	58,000	321
Hong Kong & China Gas	24,000	52
Hong Kong Exchanges and Clearing	73,200	1,275
HongKong Electric Holdings	54,000	302
Hongkong Land Holdings	89,000	362
Hopewell Holdings	103,000	311
Huabao International Holdings	1,105,000	1,145
Hutchison Telecommunications Hong Kong Holdings	228,000	36
Hutchison Telecommunications International	362,000	77
Hutchison Whampoa	157,980	1,111
Hysan Development	66,000	155
Jardine Matheson Holdings	7,800	226
Jardine Strategic Holdings	7,000	116
Kerry Properties	52,500	249
Lai Sun Development*	1,739,000	29
Li & Fung	272,000	904
Lifestyle International Holdings	11,500	16
Link ‡	25,000	55
MTR	165,000	555

3	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
New World Development	379,000	$765
Noble Group	691,000	1,017
Orient Overseas International	7,500	35
Pacific Century Premium Developments	145,000	39
Pico Far East Holdings	202,000	30
RCG Holdings*	31,166	33
Road King Infrastructure	17,000	13
Sino Land	70,000	120
SJM Holdings	130,000	55
Sun Hung Kai Properties	388,000	5,251
Swire Pacific, Cl A	54,500	568
Television Broadcasts	4,000	17
Texwinca Holdings	5,000	4
Vedan International Holdings	220,000	20
VTech Holdings	10,000	79
Wharf Holdings	261,000	1,170
Wheelock	27,000	73
Wing Hang Bank	2,000	18
Wing On International	4,000	5
Yue Yuen Industrial Holdings	108,490	286

		24,842

India — 0.6%
Bharti Airtel	70,010	609
HDFC Bank	32,440	977
Infosys Technologies	14,620	638
Larsen & Toubro	20,410	655
Reliance Industries GDR* (B)	9,490	807
Sterlite Industries India	36,600	507

		4,193

Indonesia — 0.2%
Astra International	117,700	352
Indo Tambangraya Megah	324,500	786

		1,138

Ireland — 0.3%
CRH	23,482	603
DCC	504	12
Experian	67,423	565
Ryanair Holdings ADR*	27,600	756

		1,936

Israel — 0.4%
Check Point Software Technologies* (A)	14,700	410
Teva Pharmaceutical Industries ADR	45,810	2,359

		2,769

Italy — 2.7%
ACEA	22,852	279
Alleanza Assicurazioni	6,103	50
Atlantia	26,301	586
Autogrill	805	9
Banca Carige	28,871	87
Banca Intesa	545,337	2,365
Banca Intesa RNC(A)	24,372	80
Banca Monte dei Paschi di Siena	16,159	34
Banca Popolare di Milano	16,989	128
Banco Popolare Scarl	74	1
Benetton Group	11,971	114
CIR-Compagnie Industriali Riunite	3,882	8
Edison	23,864	39
Enel	586,463	3,459
ENI	117,127	2,780
Exor	11,648	200
Fastweb*	2,920	78
Fiat	34,443	408
Finmeccanica	34,989	559
Fondiaria-Sai	5,991	115
Italcementi	17,228	259
Luxottica Group	2,011	49
Mediaset	39,162	258
Mediobanca	38,855	534
Mediolanum	20,081	127
Milano Assicurazioni	32,607	108
Parmalat	209,988	539
Piccolo Credito Valtellinese Scarl	4,428	46
Pirelli	66,589	32
Saipem	3,090	83
Saras	342,851	1,187
Snam Rete Gas	4,614	21
Telecom Italia	2,418,936	3,694
Terna Rete Elettrica Nazionale	86,692	320
UniCredito Italiano	573,983	2,082
Unipol Gruppo Finanziario	78,000	104

		20,822

Japan — 20.2%
77 Bank	46,000	279
Able	1,500	15
Aeon	33,800	360
Aeon Credit Service	4,500	51
Aeon Fantasy	200	3
Aioi Insurance	19,000	94
Aisin Seiki	22,300	560
Ajinomoto	29,000	297
All Nippon Airways	7,000	22
Alpen	1,500	25
Alpine Electronics	10,300	99
Alps Electric	37,700	228
Amada	33,000	232
AOC Holdings	1,900	15
AOKI Holdings	1,900	21
Aoyama Trading	3,200	60
Arakawa Chemical Industries	1,700	21
Asahi Breweries	30,000	523
Asahi Glass	202,000	1,764
Asahi Kasei	78,000	377
Asics	7,000	69
Asset Managers Holdings	460	54
Astellas Pharma	79,100	3,181
Bando Chemical Industries	16,000	52
Bank of Nagoya	9,000	41
Bank of Saga	7,000	24
Bank of Yokohama	1,000	6
Belluna(A)	2,150	9
Benesse	28,000	1,379
Best Denki	2,500	13
BML	1,200	32
Bridgestone	4,300	79
Canon	124,100	4,776

4	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Canon Marketing Japan	41,800	$705
Casio Computer	3,800	38
Catena	6,600	17
Cawachi	5,300	114
Central Japan Railway	119	807
Century Tokyo Leasing	2,700	31
Chiba Bank	40,000	253
Chiba Kogyo Bank*	2,700	23
Chuetsu Pulp & Paper	8,000	20
Chugai Pharmaceutical	29,100	596
Chugoku Bank	7,000	95
Chuo Denki Kogyo	4,000	35
Circle K Sunkus	4,300	70
Cocokara Fine Holdings	2,500	52
Corona	200	3
Cosmo Oil	230,000	709
Create SD Holdings	800	20
Credit Saison	7,700	104
Culture Convenience Club	6,400	47
Dai Nippon Printing	72,000	1,055
Daicel Chemical Industries	90,000	584
Daihatsu Motor	42,000	432
Daiichi Jitsugyo	5,000	16
Daiichi Sankyo	67,800	1,451
Daiichikosho	6,000	80
Daikin Industries	700	25
Daikoku Denki	2,800	51
Daimei Telecom Engineering	1,300	13
Dainippon Screen Manufacturing	126,000	436
Dainippon Sumitomo Pharma	53,000	600
Daishi Bank	13,000	54
Daito Trust Construction	1,700	81
Daiwa House Industry	35,000	391
Daiwa Securities Group	371,000	2,296
Dena(A)	73	232
Denki Kagaku Kogyo	43,000	183
Denso	54,900	1,601
Dentsu(A)	20,900	483
DOWA HOLDINGS CO	4,000	23
eAccess	36	26
East Japan Railway	50,700	3,323
Eisai	10,900	401
Electric Power Development	6,900	210
FamilyMart	2,900	90
Fancl*	2,300	32
Fanuc	14,700	1,203
Fast Retailing	8,700	1,046
Fuji Heavy Industries	39,000	169
Fuji Media Holdings(A)	586	924
FUJIFILM Holdings	35,200	1,053
Fujishoji	19	24
Fujitsu	349,000	2,355
Fukuda Denshi	900	25
Fukuoka Financial Group	81,000	365
Furuno Electric	1,700	10
Godo Steel	18,000	44
GS Yuasa(A)	26,000	227
Hachijuni Bank	20,000	115
Hakuhodo DY Holdings	3,480	194
Hankyu Hanshin Holdings	2,000	10
Heiwa	9,200	103
Heiwado	2,400	35
Hibiya Engineering	2,400	22
Higashi-Nippon Bank	7,000	16
Higo Bank	9,000	58
HI-LEX	1,500	14
Hino Motors	198,000	822
Hirose Electric	1,400	173
Hiroshima Bank	16,000	68
Hitachi	125,000	442
Hitachi Cable	23,000	77
Hitachi Chemical	9,400	195
Hokuhoku Financial Group	34,000	85
Honda Motor	177,400	5,613
Hosiden	5,200	77
House Foods	3,800	59
Hoya	4,600	104
Hyakugo Bank	14,000	73
Hyakujushi Bank	12,000	59
Ibiden	15,100	539
Idemitsu Kosan	5,400	448
IHI	69,000	141
Iida Home Max	3,600	63
Inabata	31,800	152
Inpex Holdings	1	8
Isetan Mitsukoshi Holdings(A)	21,000	232
Itochu	159,000	1,131
Itochu Enex	12,400	76
Itochu Techno-Solutions	1,000	30
Itoki	9,000	24
Iyo Bank	3,000	30
Izumiya	2,000	12
J Front Retailing(A)	40,000	227
Japan Petroleum Exploration	300	16
Japan Prime Realty Investment, Cl A‡	6	14
Japan Retail Fund Investment, Cl A‡	17	91
Japan Steel Works	65,490	816
Japan Tobacco	217	631
JBCC Holdings	3,700	28
JFE Holdings	21,000	736
JFE Shoji Holdings	14,000	57
JGC	6,000	112
Joyo Bank	11,000	56
JS Group	6,600	117
JSP	2,100	18
JSR	15,800	279
Jupiter Telecommunications	491	429
Kagoshima Bank	2,000	16
Kajima	29,000	81
Kamigumi	46,000	390
Kaneka	35,000	258
Kansai Electric Power	42,000	969
Kansai Paint	11,000	90
Kanto Auto Works	900	9
Kanto Natural Gas Development	4,000	27
Kao	11,000	280
Kasumi	2,300	11
Kawasaki Heavy Industries	34,000	91
Kawasumi Laboratories	3,000	22
KDDI	189	1,078
Keihin Electric Express Railway	4,000	33
Keio	39,000	265

5	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Keisei Electric Railway	20,000	$140
Keyence	700	148
Kinden	12,000	108
Kintetsu(A)	45,000	196
Kintetsu World Express	1,200	28
Kirin Holdings	57,000	837
Kissei Pharmaceutical	5,000	119
Kobe Steel	38,000	70
Kohnan Shoji	1,300	15
Konica Minolta Holdings	25,500	242
Konishi	2,300	20
Kose	3,100	75
K’s Holdings	2,200	68
Kubota	102,000	846
Kuraray	37,500	410
Kurita Water Industries	600	20
Kyocera	14,600	1,220
Kyoei Steel(A)	3,500	84
Kyorin	16,000	273
Kyowa Hakko Kirin	11,000	134
Kyudenko	5,000	33
Kyushu Electric Power	15,700	348
Leopalace21	9,900	90
Lintec	2,000	42
Mabuchi Motor	3,900	199
Maeda	6,000	20
Maezawa Kasei Industries	800	9
Makino Milling Machine	5,000	20
Makita	400	11
Marubeni	205,000	1,023
Marudai Food	5,000	14
Marui Group	23,100	161
Matsui Securities(A)	10,800	100
Matsumotokiyoshi Holdings	2,300	58
Maxvalu Nishinihon	100	2
Mazda Motor	153,000	426
McDonald’s Holdings Japan	3,300	62
Mediceo Paltac Holdings	22,900	329
MEIJI Holdings*	2,500	102
Mie Bank	4,000	14
Mikuni Coca-Cola Bottling	2,100	18
Millea Holdings	1,700	51
Minebea	19,000	88
Ministop	3,000	49
Miraca Holdings	11,400	330
Mitsubishi	217,200	4,414
Mitsubishi Chemical Holdings	61,000	278
Mitsubishi Electric	54,000	403
Mitsubishi Estate	31,000	516
Mitsubishi Gas Chemical	87,000	513
Mitsubishi Logistics	3,000	40
Mitsubishi Materials	60,000	184
Mitsubishi Motors* (A)	144,000	262
Mitsubishi Rayon	22,000	73
Mitsubishi Steel Manufacturing	20,000	46
Mitsubishi UFJ Financial Group	714,100	4,573
Mitsubishi UFJ Lease & Finance	860	27
Mitsui	108,200	1,414
Mitsui Engineering & Shipbuilding	68,000	185
Mitsui Fudosan	1,000	19
Mitsui Home	3,000	20
Mitsui Mining & Smelting	48,000	138
Mitsui OSK Lines	50,000	321
Mitsui Sumitomo Insurance Group Holdings	21,000	594
Mitsui Trust Holdings	114,000	482
Mitsumi Electric	14,400	335
Mizuho Securities	43,000	162
Morinaga Milk Industry	11,000	48
Murata Manufacturing	24,600	1,167
N E Chemcat	1,000	13
Nafco	1,000	20
Nakanishi	200	17
Namco Bandai Holdings	11,200	119
NEC(A)	533,000	1,930
NEC Fielding	1,000	16
NEC Networks & System Integration	6,900	95
NET One Systems	16	26
NGK Insulators	17,000	398
NHK Spring	26,000	192
Nichii Gakkan	1,200	14
Nidec	8,200	591
Nihon Shokuhin Kako	3,000	18
Nintendo	9,700	2,631
Nippon Building Fund, Cl A‡	4	35
Nippon Densetsu Kogyo	3,000	30
Nippon Electric Glass	108,000	1,125
Nippon Express	84,000	377
Nippon Meat Packers	11,000	134
Nippon Mining Holdings	350,000	1,751
Nippon Oil	198,000	1,135
Nippon Paper Group(A)	5,400	159
Nippon Shinyaku	2,000	26
Nippon Soda	13,000	62
Nippon Steel	19,000	75
Nippon Telegraph & Telephone	91,600	4,108
Nipponkoa Insurance	18,000	112
Nipro	4,000	86
Nishi-Nippon City Bank	64,000	171
Nishio Rent All	2,900	27
Nissan Chemical Industries	11,000	161
Nissan Motor	451,800	3,166
Nisshin Seifun Group	5,000	67
Nisshin Steel	47,000	96
Nisshinbo Holdings	14,000	164
Nissin Food Products	1,800	60
Nissin Healthcare Food Service	1,500	19
Nitori	9,856	765
Nitto Denko	14,600	444
Nojima	920	7
NOK	8,500	116
Nomura Holdings	142,200	1,262
Nomura Real Estate Office Fund, Cl A‡	3	21
Nomura Research Institute	6,400	153
Noritsu Koki	2,900	25
Noritz	1,800	24
NTT Data	78	267
NTT DoCoMo	1,215	1,877
Odakyu Electric Railway, Cl B	21,000	189
Ohsho Food Service	1,600	48
Okumura	4,000	17
Omron	15,700	269

6	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Ono Pharmaceutical	4,900	$241
Onward Holdings	9,000	66
ORIX	4,300	331
Osaka Gas	172,000	597
Osaka Steel	3,900	70
Panasonic	79,400	1,275
Panasonic Electric Works	5,000	60
Raito Kogyo	11,600	30
Rakuten(A)	1,439	872
Resona Holdings(A)	26,500	363
Ricoh	34,000	491
Rinnai	1,000	50
Riso Kagaku	2,700	36
Rohm	20,600	1,392
Roland	2,700	32
Ryoden Trading	7,000	45
S Foods	5,500	51
Sammy NetWorks	6	19
San-Ai Oil	3,000	15
San-In Godo Bank	7,000	65
Sanki Engineering	3,000	25
Sankyo	4,500	284
Sanshin Electronics	8,000	66
Santen Pharmaceutical	9,200	310
Sanyo Electric* (A)	69,000	187
Sapporo Hokuyo Holdings	6,000	22
Sawai Pharmaceutical	700	41
Sazaby League	800	11
SBI Holdings(A)	651	146
Secom	10,800	489
Sega Sammy Holdings	10,500	137
Seiko Epson	17,700	263
Seino Holdings	26,000	232
Sekisui Chemical	11,000	70
Sekisui House	53,000	511
Seven & I Holdings	27,500	667
Sharp	22,000	255
Shikoku Electric Power	900	28
Shimamura	900	81
Shimano	900	39
Shimizu	4,000	16
Shin-Etsu Chemical	20,200	1,198
Shinko Electric Industries	24,900	466
Shinmaywa Industries	9,000	37
Shinsei Bank(A)	314,000	535
Shionogi	57,000	1,401
Shiseido(A)	13,000	230
Shizuoka Bank	12,000	126
Showa Shell Sekiyu	16,500	173
Sinanen	2,000	10
Sintokogio	2,000	17
SMC	1,000	117
Softbank	9,300	209
Sohgo Security Services	3,900	49
Sojitz	42,400	91
Sompo Japan Insurance	3,000	21
Sony	82,200	2,229
Sorun	2,600	14
Square Enix Holdings	3,100	80
SRI Sports	11	11
Stanley Electric	29,000	587
Sumco	4,500	92
Sumikin Bussan	3,000	7
Sumitomo	100,700	1,035
Sumitomo Chemical	4,000	19
Sumitomo Electric Industries	106,400	1,379
Sumitomo Metal Industries	31,000	78
Sumitomo Metal Mining	52,000	804
Sumitomo Mitsui Financial Group(A)	97,700	4,223
Sumitomo Realty & Development	2,000	42
Sumitomo Trust & Banking	42,000	258
Suzuken	9,700	321
Suzuki Motor	39,900	955
T&D Holdings	4,450	134
Taiheiyo Cement	204,000	354
Taisei	32,000	70
Taisho Pharmaceutical	12,000	236
Taiyo Nippon Sanso	24,000	255
Takashimaya(A)	11,000	93
Takeda Pharmaceutical	37,200	1,504
Takefuji(A)	10,700	55
Takeuchi Manufacturing	100	1
Tanabe Seiyaku	21,000	276
TDK	10,300	601
Teijin	78,000	258
Temp Holdings	300	2
Terumo	5,300	280
THK	2,400	45
TKC	1,100	21
Tobu Railway	28,000	177
Toda	5,000	20
Toei	2,000	11
Toho Holdings	3,100	46
Tohokushinsha Film	1,900	11
Tokuyama(A)	7,000	49
Tokyo Broadcasting System HD	4,000	70
Tokyo Dome	10,000	31
Tokyo Electron	1,900	104
Tokyo Steel Manufacturing	37,398	494
Tokyo Style	2,000	17
Tokyo Tatemono	13,000	77
Tokyo Tekko	11,000	37
Tokyu	11,000	54
Tokyu Land	26,000	122
Tomoku	11,000	25
TonenGeneral Sekiyu	23,000	221
Toppan Forms	1,300	18
Toppan Printing	120,000	1,189
Topy Industries	9,288	23
Toray Industries	8,000	47
Torii Pharmaceutical	200	4
Toshiba TEC	20,000	87
Tosoh	34,000	99
Totetsu Kogyo	8,000	56
TOTO	4,000	28
Toyo Kohan	5,000	22
Toyo Securities	6,000	14
Toyo Seikan Kaisha	15,700	329
Toyo Suisan Kaisha	17,000	434
Toyoda Gosei	4,800	139
Toyota Boshoku	2,900	52
Toyota Industries	12,100	328
Toyota Motor	117,300	5,045

7	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Toyota Tsusho	28,900	$471
Trend Micro	4,000	158
Tsumura	500	18
Ube Industries	2,000	6
Unicharm	200	18
Unipres	100	1
UNY	14,000	119
USS	370	23
Valor	1,600	15
West Japan Railway	90	312
Yahoo! Japan(A)	1,891	645
Yamada Denki	12,500	854
Yamaguchi Financial Group	29,000	334
Yamaha Motor	19,200	227
Yamato Holdings	54,000	896
Yamato Kogyo	9,800	294
Yamazaki Baking	9,000	122
Yaskawa Electric	9,000	65
Yokogawa Electric	5,800	50
Yurtec	4,000	26

		153,351

Jersey — 0.0%
Randgold Resources	3,971	234

Mauritius — 0.1%
Golden Agri-Resources (SGD)	1,365,332	450

Netherlands — 4.3%
Aegon	87,690	661
Akzo Nobel	18,281	1,036
ArcelorMittal(A)	44,896	1,609
ASML Holding	30,078	826
Corio‡	1,047	64
European Aeronautic Defense and Space(A)	156,142	3,240
Heineken	1,303	55
Heineken Holding	4,895	174
Imtech	6,300	153
ING Groep	108,944	1,649
James Hardie Industries	21,810	128
Koninklijke Ahold	83,119	975
Koninklijke DSM	32,792	1,197
Koninklijke Philips Electronics	37,715	853
Koninklijke Vopak*	9,468	609
QIAGEN*	979	20
Randstad Holding	18,625	770
Royal Dutch Shell, Cl A	176,926	4,914
Royal Dutch Shell, Cl B	160,336	4,331
Royal Dutch Shell, Cl A (GBP)	98,126	2,717
Royal KPN	99,712	1,532
Smit Internationale	389	28
SNS Reaal	13,561	104
TNT	47,397	1,171
Unilever	131,993	3,693
Wavin	13,175	28
Wolters Kluwer	1,777	35

		32,572

New Zealand — 0.1%
Air New Zealand	45,100	39
Fletcher Building	40,169	216
Telecom of New Zealand	432,058	815
Vector	19,246	27

		1,097

Norway — 0.7%
Aker Kvaerner	84,200	828
Atea*	11,500	59
DnB	151,347	1,550
Fred Olsen Energy	650	22
Marine Harvest* (A)	436,000	310
Norsk Hydro	38,400	230
Petroleum Geo-Services*	7,400	59
Seadrill	2,200	39
Statoil	59,883	1,308
Telenor	60,802	573

		4,978

Papua New Guinea — 0.1%
Lihir Gold*	392,787	917

Portugal — 0.3%
Banco Comercial Portugues, Cl R	232,297	305
Banco Espirito Santo	18,565	122
Cimpor Cimentos de Portugal	20,997	154
Energias de Portugal	121,853	527
Galp Energia SGPS, Cl B	3,969	58
Jeronimo Martins	47,409	370
Portugal Telecom	99,970	1,034
REN - Redes Energeticas Nacionais	6,959	28

		2,598

Russia — 0.3%
Gazprom OAO ADR	56,141	1,188
Mobile Telesystems ADR	18,500	803
Vimpel-Communications ADR	15,480	239

		2,230

Singapore — 1.4%
CapitaCommercial Trust‡	366,000	226
CapitaLand	76,000	196
CapitaMall Trust‡	218,000	246
City Developments	22,000	152
DBS Group Holdings	288,000	2,526
Fraser and Neave	65,000	174
Jardine Cycle & Carriage	20,000	322
Keppel	16,000	84
Oversea-Chinese Banking(A)	238,000	1,278
SembCorp Industries	56,000	125
SembCorp Marine	14,000	30
SIA Engineering	43,000	77
Singapore Airlines	2,000	18
Singapore Airport Terminal Services	45,460	78
Singapore Exchange	69,000	400
Singapore Land	2,000	7
Singapore Technologies Engineering	14,000	25

8	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Singapore Telecommunications(A)	418,000	$911
United Industrial	57,000	73
United Overseas Bank	67,000	777
UOB-Kay Hian Holdings	13,000	14
UOL Group	29,000	69
Venture	2,000	12
Wheelock Properties Singapore	23,370	29
Wilmar International	666,500	3,025

		10,874

South Africa — 0.1%
Impala Platinum Holdings	22,530	526

South Korea — 0.2%
Samsung Electronics	2,050	1,266

Spain — 3.8%
Abertis Infraestructuras	13,024	284
Acerinox(A)	11,084	235
ACS Actividades Construcciones y Servicios	20,696	1,067
Banco Bilbao Vizcaya Argentaria(A)	164,532	2,925
Banco de Sabadell(A)	16,177	122
Banco de Valencia	6,986	70
Banco Popular Espanol(A)	26,419	285
Banco Santander Central Hispano	398,910	6,145
Bankinter	21,763	290
Cia Espanola de Petroleos	1,088	46
Criteria Caixacorp	78,259	393
EDP Renovaveis* (A)	19,970	199
Enagas	10,481	207
Financiera Alba	1,928	105
Fomento de Construcciones y Contratas	3,343	135
Gas Natural	32,594	685
Gestevision Telecinco	1,690	19
Grifols	17,042	300
Grupo Catalana Occidente	1,000	22
Iberdrola	74,167	687
Iberdrola Renovables	7,663	35
Inditex	6,697	365
Indra Sistemas	1,535	36
Mapfre	97,939	403
Obrascon Huarte Lain	1,091	29
Red Electrica	18,982	891
Repsol	87,091	2,162
Sacyr Vallehermoso	12,590	210
Telefonica(A)	399,999	10,097
Zardoya Otis	10,292	225

		28,674

Sweden — 1.8%
Assa Abloy, Cl B	12,442	200
Atlas Copco, Cl A(A)	24,404	308
Atlas Copco, Cl B	4,311	48
Bilia, Cl A	3,038	25
Boliden	52,171	536
Electrolux, Cl B	82,116	1,706
Hennes & Mauritz, Cl B(A)	15,180	843
Holmen, Cl B	871	25
Husqvarna, Cl B	2,191	15
Investor, Cl B	13,028	243
Lundin Petroleum*	19,134	175
Millicom International Cellular*	786	55
Nordea Bank	153,027	1,606
Scania, Cl B	3,231	40
Securitas, Cl B	19,461	190
Skanska, Cl B	11,735	170
SKF, Cl B	10,169	156
SSAB	1,181	16
SSAB, Cl A(A)	1,431	21
Svenska Cellulosa, Cl B	175,137	2,289
Svenska Cellulosa, Cl A	1,904	25
Svenska Handelsbanken, Cl A	17,143	450
Swedbank(A)	21,100	221
Swedish Match	25,968	501
Tele2, Cl B	19,480	271
Telefonaktiebolaget LM Ericsson, Cl B(A)	338,335	3,245
TeliaSonera(A)	60,329	393

		13,773

Switzerland — 7.8%
ABB	110,236	2,119
ACE	25,053	1,308
Actelion*	9,968	576
Adecco	7,731	372
Baloise Holding	15,253	1,384
Banque Cantonale Vaudoise	673	251
Clariant	24,000	218
Credit Suisse Group	114,247	5,832
Elektrizitaets-Gesellschaft Laufenburg	25	22
Geberit	1,391	214
Helvetia Holding	770	247
Holcim*	9,265	626
Julius Baer Holding	16,945	863
Kuehne + Nagel International	5,865	467
Lindt & Spruengli	140	298
Lonza Group	324	32
Nestle	265,830	11,062
Novartis	179,723	8,347
Panalpina Welttransport Holding	110	9
Roche Holding	35,412	5,639
Schindler Holding	3,411	224
SGS	398	493
Sonova Holding	2,753	264
Straumann Holding	89	20
Sulzer	3,387	262
Swatch Group	13,115	557
Swiss Life Holding	619	70
Swiss Reinsurance	26,368	1,218
Swisscom	5,149	1,783
Syngenta	11,656	2,746
Synthes	2,899	340
UBS	174,706	3,230
Valora Holding	166	36
Vontobel Holding	2,947	103
Xstrata	276,897	3,678

9	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Zurich Financial Services	20,733	$4,565

		59,475

Taiwan — 0.6%
AU Optronics ADR	69,997	690
Chunghwa Telecom	523,299	897
HON HAI Precision Industry GDR	117,822	771
Taiwan Semiconductor Manufacturing	565,389	1,017
United Microelectronics ADR* (A)	411,300	1,336

		4,711

United Kingdom — 16.0%
3i Group	84,821	416
Aegis Group	84,143	140
Amec	93,529	1,143
Amlin	46,838	280
Anglo American	21,243	691
Antofagasta	209,810	2,595
Arriva	6,892	53
Associated British Foods	7,917	103
AstraZeneca	182,479	8,478
Autonomy*	81,358	1,718
Aviva	242,794	1,592
Babcock International Group	51,290	410
BAE Systems	258,940	1,310
Balfour Beatty	129,273	706
Barclays	730,418	4,476
Berkeley Group Holdings*	8,058	124
BG Group	181,282	2,978
BHP Billiton	136,571	3,561
BP	1,236,735	10,611
British American Tobacco	176,197	5,360
British Sky Broadcasting Group	18,823	167
BT Group, Cl A	480,231	1,091
Burberry Group	20,244	159
Cadbury	149,451	1,405
Cairn Energy*	3,176	129
Cape*	36,691	113
Capita Group	10,012	111
Carillion	32,000	153
Carnival	20,205	617
Catlin Group	62,295	336
Centrica	494,398	2,023
Close Brothers Group	11,843	147
Cobham	115,375	379
Compass Group	82,414	436
Computacenter	4,925	21
Daily Mail & General Trust, Cl A	18,720	118
Dairy Crest Group	10,245	51
Debenhams	77,316	100
Delta	12,138	32
Diageo	99,392	1,540
Dimension Data Holdings	117,000	113
DS Smith	37,674	56
easyJet*	145,975	757
Education Development International	15,291	27
Eurasian Natural Resources	13,625	190
Firstgroup	41,398	255
Fresnillo	33,832	342
Friends Provident Group	608,331	843
GlaxoSmithKline	199,106	3,892
Group 4 Securicor	147,416	534
Halfords Group	5,484	30
Healthcare Locums	18,106	67
Hogg Robinson Group	38,599	17
Home Retail Group	200,608	1,012
HSBC Holdings	776,756	8,405
ICAP	141,228	981
Imperial Tobacco Group	52,148	1,464
Inchcape	1,346,434	605
Intercontinental Hotels Group	10,730	133
International Power	25,577	117
Interserve	46,900	183
Invensys	149,645	663
Investec	61,363	431
J Sainsbury	2,861	15
Johnson Matthey	3,237	74
Kazakhmys	45,569	724
Kingfisher	316,153	1,084
Legal & General Group	703,906	877
LogicaCMG	93,500	175
London Stock Exchange Group	4,784	62
Marks & Spencer Group	221,498	1,220
Meggitt	66,069	229
Mondi	4,227	20
Morgan Sindall	3,027	35
National Express Group	6,058	39
National Grid	185,681	1,784
Next	32,178	854
Northumbrian Water Group	7,990	31
Old Mutual	1,087,170	1,650
Pearson	23,017	280
Persimmon	49,475	394
Petrofac	43,860	625
Prudential	63,078	546
QinetiQ	20,824	47
Reckitt Benckiser Group	52,607	2,435
Rexam	214,764	930
Rio Tinto	91,301	3,541
Rolls-Royce Group	145,833	1,069
Royal & Sun Alliance Insurance Group	304,000	643
Royal Bank of Scotland Group	141,440	131
SABMiller	34,887	805
Sage Group	327,739	1,173
Schroders	4,625	81
Serco Group	61,188	465
Severn Trent	896	14
Shire	28,048	465
Standard Chartered	260,874	5,895
Standard Life	60,078	191
Tate & Lyle	1,670	11
Taylor Woodrow	408,123	345
Tesco	214,567	1,308
Thomas Cook Group	52,569	197
Thomson Reuters	14,624	459
Tomkins	36,639	106
Travis Perkins	42,555	556
TUI Travel	18,177	71
Tullett Prebon	62,509	408
Tullow Oil	54,646	953
Unilever	31,022	848

10	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Vedanta Resources	8,572	$248
Vodafone Group	3,559,660	7,711
WM Morrison Supermarkets	200,289	899
WPP	196,335	1,643

		121,356

United States — 0.4%
American Safety Insurance Holdings*	1,527	23
A. Schulman	3,000	60
Ashland	500	18
Clearwater Paper*	1,900	88
Community Bank System	1,200	22
Computer Sciences*	900	44
Danvers Bancorp	2,400	31
Eastman Chemical	1,500	78
EW Scripps, Cl A	6,500	45
Glatfelter	5,800	60
Hawkins	800	17
HSN*	6,700	70
i2 Technologies*	3,600	54
International Business Machines	6,000	708
KapStone Paper and Packaging*	2,500	17
Maxygen*	8,200	58
McClatchy, Cl A	14,000	28
Noble	13,510	473
Omnova Solutions*	5,400	26
Packaging of America	3,700	75
Pfizer	9,300	155
PS Business Parks‡	3,200	169
Rayonier‡	6,700	288
State Street	8,600	451
Temple-Inland	4,585	78
TICC Capital	12,600	65
Universal Forest Products	1,700	70

		3,271

Total Common Stock (Cost $598,887) ($ Thousands)		684,838

MORTGAGE-BACKED SECURITIES — 2.2%

Agency Mortgage-Backed Obligations — 0.9%
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35	$1,070	194
FNMA TBA
6.500%, 09/01/37	2,300	2,460
6.000%, 09/01/19 to 09/01/37	3,786	3,995

		6,649

Non-Agency Mortgage-Backed Obligations — 1.3%
Banc of America Commercial Mortgage, Ser 2008-5, Cl A1
5.185%, 09/10/47	182	185
Banc of America Funding, Ser 2006-A, Cl 2A2
5.052%, 02/20/36 (C)	124	10
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.716%, 12/25/33 (C)	122	115
Banc of America Mortgage Securities, Ser 2004-10, Cl 2A1
5.000%, 12/25/19	422	419

	Face Amount ($ Thousands)
BCAP LLC Trust, Cl PA
5.000%, Ser 2006-RR1, 11/25/36	$196	195
Chase Mortgage Finance, Cl 7A1
4.601%, Ser 2007- A1,02/25/37 (C)	270	254
Countrywide Home Loan Mortgage Pass Through Trust, Cl A3
5.000%, Ser 2003-34, 09/25/33	141	141
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2006-HYB1, Cl 1A1
5.309%, 03/20/36 (C)	417	209
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-22, Cl A1
5.057%, 11/25/34 (C)	401	336
Credit Suisse First Boston Mortgage Securities, Ser 2001- CF2, Cl A4
6.505%, 02/15/34	237	246
CS First Boston Mortgage Securities
3.382%, Ser 2003-C3, Cl A3, 05/15/38	137	138
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A2
4.609%, 02/15/38	149	149
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2006- AB3, Cl A1
6.250%, 07/25/36 (C)	440	315
DLJ Commercial Mortgage, Ser 200-CF1, Cl A1B
7.620%, 06/10/33	158	161
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	458	450
First Horizon Asset Securities, Ser 2006-AR3, Cl 1A1
5.643%, 11/25/36 (C)	517	403
First Union National Bank Commercial Mortgage, Ser 2000-C1, Cl A2
7.841%, 05/17/32	82	83
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	186	189
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	212	211
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 1A
4.346%, 10/25/34 (C)	62	40
JPMorgan Chase Commercial Mortgage Securities, Ser 2000- C10, Cl A2
7.371%, 08/15/32 (C)	123	125

11	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Fame Amount ($ Thousands)	Market Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (C)	$517	$522
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	166	170
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	189	196
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16 (B)	200	211
Master Adjustable Rate Mortgages Trust, Ser 2004-6, Cl 2A1
4.222%, 07/25/34 (C)	432	346
Master Adjustable Rate Mortgages Trust, Ser 2005-2, Cl 3A1
4.266%, 03/25/35 (C)	358	224
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
3.832%, 02/25/36 (C)	884	489
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A2
4.809%, 01/14/42	324	327
Nomura Asset Acceptance, Ser 2004-R1, Cl A1
6.500%, 03/25/34 (B)	261	232
Nomura Asset Acceptance, Ser 2004-R2, Cl A1
6.500%, 10/25/34 (B) (C)	303	261
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	154	159
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 3A1
4.641%, 12/25/34 (C)	888	727
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A4
5.500%, 03/25/34	227	228
Residential Funding Mortgage Securities I, Ser 2006-55, Cl A11
6.000%, 06/25/36	373	372
Salomon Brothers Mortgage Securities VII, Ser 2000-C1, Cl A2
7.520%, 12/18/09 (C)	146	147
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.386%, 09/25/46 (C)	557	523
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	290	289
WaMu Mortgage Pass Through Certificates, Ser 2004-AR9, Cl A6
2.960%, 08/25/34 (C)	12	11
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-N, Cl A5
3.222%, 08/25/34 (C)	7	7
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-6, Cl A13
0.716%, 06/25/34 (C)	110	105
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl B1
4.376%, 07/25/34 (C)	49	18

		9,938

Total Mortgage-Backed Securities (Cost $17,964) ($ Thousands)		16,587

ASSET-BACKED SECURITIES — 1.0%

Automotive — 0.1%
Honda Auto Receivables Owner Trust, Ser 2009-31, Cl A3
2.310%, 05/15/13	210	211
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	250	252
USAA Auto Owner Trust, Ser 2009-I, Cl A2
2.640%, 08/15/11	600	606

		1,069

Credit Cards — 0.6%
American Express Credit Account Master Trust, Ser 2003-3, Cl A
1.593%, 05/15/12 (C)	670	672
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.273%, 11/15/13 (C)	200	196
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.343%, 04/15/13 (C)	25	25
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	305	320
Chase Issuance Trust, Ser 2009- A6, Cl A6
1.123%, 07/16/12 (C)	450	451
Chase Issuance Trust, Ser 2009- A4, Cl A4
0.993%, 06/15/12 (C)	350	351
Chase Issuance Trust, Ser 2007- A10, Cl A10
0.313%, 06/16/14 (C)	200	196
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
2.023%, 03/17/14 (C)	135	138
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7
0.497%, 11/25/13 (C)	420	413
MBNA Credit Card Master Note Trust, Ser 2003-A8, Cl A8
0.463%, 12/17/12 (C)	700	697
MBNA Credit Card Master Note Trust, Ser 2003-A4, Cl A4
0.493%, 09/17/12 (C)	960	957

		4,416

12	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mortgage Related Securities — 0.3%
ACE Securities, Ser 2003-NC1, Cl M
1.436%, 07/25/33 (C)	$600	$339
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36 (D)	400	331
CNH Equipment Trust, Ser 2009- B, Cl A2
2.400%, 05/16/11	370	372
GSAMP Trust, Ser 2005-HE3, Cl M1
0.736%, 06/25/35 (C)	117	112
Merrill Lynch Mortgage Investors, Ser 2003-HE1, Cl M2
1.916%, 07/25/34 (C)	39	9
Morgan Stanley ABS Capital I, Ser 2003-NC10, Cl M1
1.286%, 10/25/33 (C)	514	356
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.361%, 12/25/33 (C)	54	32
Resmae Mortgage Loan Trust, Ser 2006-1, Cl A2B
0.416%, 02/25/36 (B) (C)	1,400	555
Terwin Mortgage Trust, Ser 2006- 6, Cl 2A1
4.500%, 06/25/36 (C)	208	26

		2,132

Total Asset-Backed Securities (Cost $9,092) ($ Thousands)		7,617

PREFERRED STOCK — 0.5%

Brazil — 0.3%
Banco Bradesco	63,000	1,029
Petroleo Brasileiro	72,200	1,209

		2,238

France — 0.0%
Bureau Veritas	3,576	181

Germany — 0.2%
Draegerwerk	1,189	33
Henkel	6,110	242
Jungheinrich	1,164	22
Porsche Automobil Holding	4,800	353
RWE	4,626	377
STO	300	20
Volkswagen	3,907	367

		1,414

Total Preferred Stock (Cost $3,773) ($ Thousands)		3,833

	Number Of Rights

RIGHTS — 0.0%

Australia — 0.0%
Amcor, Expires 09/24/09*	16,532	20
B&A Bank, Expires 09/17/09*	426	1

		21

Belgium — 0.0%
Fortis, Expires 07/01/14*(A)(G)	135,417	—

Total Rights (Cost $0) ($ Thousands)		21

	Number of Warrants

WARRANTS — 0.0%

Italy — 0.0%
Unione di Banche Italiane SCPA, Expires 06/30/11 * (A)	14,619	—

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *	73,972	15

Total Warrants (Cost $0) ($ Thousands)		15

CORPORATE OBLIGATION — 0.0%

United States — 0.0%
Shinsei Finance Cayman
6.418%, 01/29/49 (B) (C)	$490	240

Total Corporate Obligation (Cost $490) ($ Thousands)		240

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bills
0.140%, 11/19/09 (E) (F)	1,250	1,249
0.160%, 09/24/09 (E) (F)	1,500	1,500
0.188%, 12/03/09 (E) (F)	3,185	3,184
0.291%, 12/17/09 (E)	600	600

Total U.S. Treasury Obligations (Cost $6,533) ($ Thousands)		6,533

CASH EQUIVALENT — 1.7%

United States — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%** †	12,812,728	12,813

Total Cash Equivalent (Cost $12,813) ($ Thousands)		12,813

13	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 4.3%

United States — 4.3%
SEI Liquidity Fund, L.P.,
0.440%** †(H)	33,793,843	$32,914

Total Affiliated Partnership (Cost $33,794) ($ Thousands)		32,914

Total Investments — 100.9% (Cost $683,346)($ Thousands) ††		$765,411

14	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

A summary of outstanding swap agreements held by the Fund at August 31, 2009, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Bank of America	Radian Group Inc., 7.750%, 06/01/11	BUY	(0.39)	12/20/13	750	$334
JPMorgan Chase Bank	Radian Group Inc., 7.750%, 06/01/11	BUY	(0.39)	12/20/13	750	334

						$668

Total Return Swap
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
JPMorgan Chase Bank	MSCI Daily TR Net EAFE USD Market Index	3-Month LIBOR Minus 40 Bps	Price Return	10/15/09	35,511	$6,954

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	324	Sep-2009	$1,657
FTSE 100 Index	101	Sep-2009	1,107
Hang Seng Index	4	Sep-2009	(13)
MSCI EAFE Index E-MINI	(152)	Sep-2009	(1,269)
Nikkei 225 Index	7	Sep-2009	29
SPI 200 Index	20	Sep-2009	257
Topix Index	64	Sep-2009	347

			$2,115

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/21/09	CAD	10,213	USD	9,215	$(86)
9/21/09	HKD	113,423	USD	14,633	(4)
9/21/09	NOK	2,554	SEK	3,100	11
9/21/09	NOK	4,962	USD	823	(3)
9/21/09	SEK	3,100	NOK	2,473	(25)
9/21/09	USD	15,900	AUD	19,431	454
9/21/09	USD	1,057	CAD	1,147	(12)
9/21/09	USD	23,737	EUR	16,710	241
9/21/09	USD	26,232	GBP	16,012	(139)
9/21/09	USD	1,344	HKD	10,418	—
9/21/09	USD	4,068	SEK	29,519	91
9/21/09	ZAR	4,094	USD	505	(19)
9/21/09-10/21/09	AUD	1,440	CHF	1,200	(73)
9/21/09-10/21/09	AUD	473	USD	396	(2)
9/21/09-10/21/09	CHF	1,200	AUD	1,478	106
9/21/09-10/21/09	CHF	2,700	GBP	1,584	24
9/21/09-10/21/09	CHF	4,178	USD	3,879	(76)
9/21/09-10/21/09	GBP	1,570	CHF	2,700	(3)
9/21/09-11/20/09	GBP	81	USD	130	(1)
9/21/09-11/20/09	NZD	510	USD	338	(11)
9/21/09-11/20/09	USD	20	NOK	126	1
9/22/09	SGD	2,270	USD	1,563	(12)
9/22/09	USD	125	SGD	180	—
9/22/09-11/20/09	GBP	876	SGD	2,000	(39)
9/22/09-11/20/09	SGD	2,000	GBP	890	63
9/24/09-10/21/09	JPY	705,998	USD	7,420	(193)
9/24/09-10/21/09	USD	17,593	JPY	1,665,277	364
9/24/09-11/20/09	GBP	2,534	JPY	376,000	(75)
9/24/09-11/20/09	JPY	376,000	GBP	2,587	161
9/24/09-11/20/09	JPY	116,000	NZD	2,035	139
9/24/09-11/20/09	NZD	1,929	JPY	116,000	(67)
10/21/09	USD	701	CHF	800	56
11/20/09	CHF	800	EUR	530	3
11/20/09	CHF	400	NOK	2,341	10
11/20/09	EUR	531	CHF	800	(4)
11/20/09	EUR	572	JPY	77,000	10
11/20/09	EUR	13	USD	19	—
11/20/09	JPY	77,000	EUR	586	10
11/20/09	NOK	2,387	CHF	400	(18)

					$882

15	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2009

Percentages are based on a Net Assets of $758,343 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	This security or a partial position of this security is on loan at August 31, 2009. The total value of securities on loan at August 31, 2009 was $26,757 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2009. The date reported on the Schedule of Investments is the next reset date.
(D)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on August 31, 2009. The coupon on a step bond changes on a specified date.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(G)	Securities considered illiquid. The total value of such securities as of August 31, 2009 was $0 ($ Thousands) and represents 0.0% of Net Assets.
(H)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2009 was $32,914 ($ Thousands).
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund’s investments was $683,346 ($ Thousands), and the unrealized appreciation and depreciation were $99,934 ($ Thousands) and $(17,869) ($ Thousands) respectively.

ABS — Asset-Backed Security

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

IO — Interest Only — face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

ZAR — South African Rand

Amounts designated as “—” are $O or have been rounded to $O.

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 88.1%

Argentina — 0.1%
Banco Macro ADR* (A)	2,419	$54
Telecom Argentina ADR*	2,952	44
Tenaris ADR(A)	98,596	2,857
Ternium ADR	27,450	690

		3,645

Australia — 3.7%
Aditya Birla Minerals	166,691	149
AGL Energy	366,114	4,309
AJ Lucas Group	40,069	144
Alumina	1,061,960	1,495
Amcor	126,289	614
AMP	29,234	157
Arrow Energy*	159,762	618
Asciano Group	237,389	318
ASX	41,240	1,151
Australia & New Zealand Banking Group	187,085	3,358
Australian Worldwide Exploration	391,889	852
AWB	120,275	132
AXA Asia Pacific Holdings	35,806	130
Beach Petroleum	1,033,673	689
Bendigo Bank	16,252	114
BGP Holdings*	239,898	—
BHP Billiton	591,213	18,342
Billabong International	11,291	100
BlueScope Steel	1,098,889	2,650
Boral	32,701	160
Brambles	365,412	2,289
Caltex Australia	159,441	1,663
CFS Retail Property Trust‡	139,983	224
Coca-Cola Amatil	276,329	2,309
Cochlear	8,727	414
Commonwealth Bank of Australia	149,361	5,792
Computershare	318,076	2,711
Crown	132,769	885
CSL	96,303	2,615
CSR	44,384	76
David Jones	62,300	262
Dexus Property Group‡	122,737	77
Downer EDI	24,087	163
DUET Group	49,470	64
Emeco Holdings	250,346	164
Energy Resources of Australia	32,563	714
Fairfax Media	141,350	175
Fortescue Metals Group*	24,968	93
Foster’s Group	299,445	1,383
Goodman Fielder	452,338	587
Goodman Group‡	265,073	138
GPT Group‡	239,898	124
Harvey Norman Holdings	437,115	1,452
Incitec Pivot	233,455	593
ING Industrial Fund‡	412,780	176
Insurance Australia Group	47,576	144
International Ferro Metals	108,603	112
JB Hi-Fi	68,547	1,028
Leighton Holdings	15,822	493
Lion Nathan	177,126	1,764
Macquarie Group	62,866	2,692
Macquarie Infrastructure Group	561,858	630
Macquarie Office Trust‡	235,429	54
Metcash	357,561	1,290
Mirvac Group‡	123,402	154
National Australia Bank	204,668	4,914
Newcrest Mining	32,709	827
NRW Holdings	194,758	214
OneSteel	25,451	70
Orica	73,248	1,394
Origin Energy	124,379	1,605
OZ Minerals	277,012	248
Pacific Brands	231,936	218
Paladin Energy*	169,524	657
Primary Health Care	1,700	9
Qantas Airways	72,360	154
QBE Insurance Group	92,249	1,779
Ramsay Health Care	7,503	66
Rio Tinto	112,010	5,298
Santos	523,206	6,969
Sigma Pharmaceuticals	116,700	119
Sims Group	28,935	567
Sonic Healthcare	22,384	264
Straits Resources	85,379	150
Suncorp-Metway	153,028	1,010
TABCORP Holdings	182,962	1,035
Tatts Group	747,446	1,563
Telstra	444,271	1,221
Toll Holdings	61,888	416
Washington H Soul Pattinson	12,340	127
Wesfarmers	192,796	4,087
Westfield Group‡	260,543	2,781
Westpac Banking	222,499	4,571
Woodside Petroleum	40,831	1,687
Woolworths	172,663	4,079
WorleyParsons	35,659	856

		117,941

Austria — 0.2%
Erste Group Bank	14,248	604
OMV	98,714	3,893
Telekom Austria	2,106	37
Verbund - Oesterreichische Elektrizitaetswirtschafts, Cl A	6,243	317
Vienna Insurance Group	7,913	412

		5,263

Belgium — 1.0%
Banque Nationale de Belgique	6	23
Colruyt	938	215
Delhaize Group	104,736	7,026
Dexia	341,325	2,923
D’ieteren	556	170
Fortis	355,428	1,522
Groupe Bruxelles Lambert	20,682	1,812
InBev	147,637	6,380
KBC Groep	7,581	284
Mobistar	1,506	97
Nationale A Portefeuille	6,733	350
Nyrstar	99,479	1,028
Solvay	34,322	3,618
Telenet Group Holding	36,489	870
UCB	118,414	4,612

1	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Umicore	30,811	$835

		31,765

Brazil — 2.0%
All America Latina Logistica	127,300	931
Amil Participacoes	108,700	574
Banco do Brasil	117,900	1,660
Banestes Banco do Estado do Espirito Santo	12,200	45
BR Malls Participacoes*	57,100	572
Brasil Telecom Participacoes ADR	30,200	1,315
BRF - Brasil Foods*	134,600	3,029
Camargo Correa Desenvolvimento Imobiliario	58,200	176
Centrais Eletricas Brasileiras ADR	90,175	1,298
Cia de Saneamento Basico do Estado de Sao Paulo ADR	60,600	2,218
Cia de Saneamento Basico do Estado de Sao Paulo	102,000	1,876
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	56,500	909
Cia Energetica de Minas Gerais ADR(A)	284,800	4,161
Cia Vale do Rio Doce	128,500	2,497
Cia Vale do Rio Doce ADR, Cl B(A)	178,790	3,435
Dufry South America	56,500	866
EDP - Energias do Brasil	71,600	1,082
Empresa Brasileira de Aeronautica ADR	27,100	575
Empresa Brasileira de Aeronautica	320,300	1,713
Eternit	28,100	109
Gerdau	37,100	336
Grendene	15,900	213
Hypermarcas*	163,900	2,629
Itau Unibanco Holding ADR	185,351	3,104
Klabin Segall*	27,300	63
Localiza Rent A Car	142,600	1,277
Lojas Renner	110,800	1,757
Natura Cosmeticos	77,400	1,254
OGX Petroleo e Gas Participacoes	3,833	2,130
Petroleo Brasileiro	226,300	4,514
Petroleo Brasileiro ADR, Cl A	42,800	1,421
Petroleo Brasileiro ADR	139,314	5,522
Redecard	192,800	2,647
Rodobens Negocios Imobiliarios	80,000	770
Santos Brasil Participacoes	69,172	462
SLC Agricola	56,721	461
Souza Cruz	30,600	985
Telegraph Norte Leste Participacoes	23,900	448
Usinas Siderurgicas de Minas Gerais	125,700	2,997
Wilson Sons, Cl BDR	67,180	737

		62,768

Canada — 4.4%
Agrium	19,430	926
Alimentation Couche Tard, Cl B	146,800	2,508
Astral Media, Cl A	4,000	115
Atco	13,900	541
Bank of Montreal	129,300	6,240
Bank of Nova Scotia	83,880	3,503
Barrick Gold	174,070	5,988
BCE	69,700	1,707
Biovail	92,700	1,181
Brookfield Asset Management, Cl A	71,300	1,450
Cameco	8,090	215
Canadian Imperial Bank of Commerce	21,270	1,244
Canadian National Railway	96,680	4,659
Canadian Natural Resources	118,510	6,767
Canadian Tire, Cl A	23,240	1,208
Canadian Utilities	20,400	696
Celestica*	38,510	326
CGI Group, Cl A*	320,610	3,305
Dorel Industries, Cl B	23,800	653
Emera	21,905	413
Empire, Cl A	3,100	118
Enbridge	85,330	3,178
EnCana	271,000	14,082
First Quantum Minerals	16,800	992
Fortis	1,270	29
George Weston	20,200	1,049
Goldcorp	152,610	5,563
Groupe Aeroplan	94,700	790
Husky Energy	45,200	1,213
IAMGOLD	185,736	2,151
Inmet Mining	43,000	1,858
Jazz Air Income Fund	36,600	116
Jean Coutu Group PJC, Cl A	27,000	239
Kinross Gold	128,200	2,429
Laurentian Bank of Canada	730	25
Loblaw	12,500	378
Manulife Financial	24,590	504
Maple Leaf Foods	26,700	223
Metro, Cl A	104,013	3,499
Mullen Group	9,240	121
National Bank of Canada	80,990	4,532
Nexen	243	5
Northgate Minerals*	56,600	126
Open Text*	2,900	102
Pacific Rubiales Energy*	106,200	1,203
Penn West Energy Trust	67,600	868
Potash Saskatchewan	30,020	2,657
Power Corp of Canada	9,900	263
Power Financial	5,730	157
Provident Energy Trust	37,560	196
Quebecor, Cl B	32,420	729
Research In Motion*	106,710	7,803
Royal Bank of Canada	223,471	11,486
Sherritt International	113,200	695
Sierra Wireless*	8,700	72
Sino-Forest, Cl A*	120,270	1,489
Stantec*	10,900	281
Sun Life Financial	29,801	879
Suncor Energy	89,912	2,742

2	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Talisman Energy	426,500	$6,835
Teck Cominco, Cl B	183,410	4,412
Teck Resources, Cl B	54,400	1,309
TELUS, Cl A	14,001	414
Toronto-Dominion Bank	100,800	6,212
TransCanada	1,500	44
West Fraser Timber	8,000	186
Yamana Gold	38,210	350
Yellow Pages Income Fund	242,440	1,117

		139,366

Chile — 0.3%
Banco de Chile ADR	12,500	535
Banco Santander Chile ADR	11,800	604
Cia Cervecerias Unidas	116,872	764
Cia Cervecerias Unidas ADR	30,300	986
CorpBanca ADR	18,200	519
Embotelladora Andina ADR, Cl B	600	10
Empresa Nacional de Electricidad ADR	22,500	1,037
Enersis ADR	94,100	1,629
ENTEL Chile	45,313	578
Sociedad Quimica y Minera de Chile ADR	46,000	1,602

		8,264

China — 2.8%
AirMedia Group ADR*	94,795	695
Ajisen China Holdings	1,066,909	725
Anhui Conch Cement, Cl H	344,639	2,181
Bank of China	29,180,000	14,193
Bank of Communications, Cl H	1,833,000	2,162
China Citic Bank	3,633,000	2,189
China Coal Energy	1,055,000	1,335
China Communications Services, Cl H	943,000	528
China Construction Bank, Cl H	12,832,000	9,685
China Dongxiang Group	2,082,000	1,287
China Life Insurance, Cl H	1,229,100	5,186
China Petroleum & Chemical, Cl H	536,000	448
China Railway Construction, Cl H	1,897,000	2,805
China Railway Group*	2,347,000	2,026
China Shenhua Energy	9,000	36
China Shineway Pharmaceutical Group	17,000	16
China Shipping Development, Cl H	1,534,000	1,922
China Telecom, Cl H	3,679,000	1,884
Chongqing Changan Automobile, Cl B	1,187,300	631
Ctrip.com International ADR*	35,000	1,713
Dongfeng Motor Group, Cl H	3,906,000	4,042
Epure International	2,418,000	998
Fosun International	1,413,000	1,087
Great Wall Technology, Cl H	402,000	119
Hangzhou Steam Turbine, Cl B	81,000	128
Industrial & Commercial Bank of China	23,441,000	15,999
Jiangling Motors, Cl B	578,300	627
Mindray Medical International ADR	35,344	1,092
New Oriental Education & Technology Group ADR*	18,521	1,309
PetroChina, Cl H	4,130,000	4,561
Ping An Insurance Group of China, Cl H	332,000	2,484
Qingling Motors, Cl H	264,000	50
Shandong Chenming Paper Holdings, Cl B	1,180,100	836
Shanghai Friendship Group, Cl B	241,620	243
Shenzhou International Group Holdings	478,000	441
Sinotrans, Cl H	148,000	35
Times	25,000	13
Tingyi Cayman Islands Holding	590,000	1,057
Tsingtao Brewery, Cl H	164,000	565
Weichai Power, Cl H	258,000	1,148
Weiqiao Textile, Cl H	272,500	191
Zhejiang Expressway, Cl H	688,000	654
Zhuzhou CSR Times Electric, Cl H	656,000	1,117

		90,443

Cyprus — 0.0%
Bank of Cyprus Public	22,205	154

Czech Republic — 0.1%
CEZ	58,133	3,043
Philip Morris CR	151	71

		3,114

Denmark — 0.6%
A P Moeller - Maersk, Cl B	47	326
Carlsberg, Cl B	86,945	6,252
Coloplast, Cl B	1,173	91
Danisco	14,067	689
Danske Bank	219,987	5,916
H Lundbeck	7,164	142
Novo-Nordisk, Cl B	70,354	4,293
Novozymes, Cl B	898	77
Sydbank	12,784	359
Topdanmark*	896	122
Vestas Wind Systems*	12,419	892
William Demant Holding*	8,953	549

		19,708

Egypt — 0.1%
Commercial International Bank	60,179	589
Egyptian Financial Group-Hermes Holding	204,180	1,054
Egyptian International Pharmaceutical Industrial	12,910	75
National Societe Generale Bank SAE	14,711	73
Suez Cement	39,011	289
Telecom Egypt	238,000	788
Torah Portland Cement	6,000	39

		2,907

Finland — 0.4%
Citycon	38,849	139
Huhtamaki	20,259	244

3	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Kesko, Cl B	15,167	$446
Kone, Cl B	148,485	5,168
Nokia	6,895	96
Outokumpu	31,931	675
Rautaruukki	19,301	451
Sampo, Cl A	142,368	3,412
UPM-Kymmene	65,436	787
Wartsila, Cl B	59,992	2,270

		13,688

France — 5.2%
Accor	58,145	3,064
Aeroports de Paris	4,405	379
Air France-KLM	41,866	640
Air Liquide	4,794	512
Alcatel-Lucent	674,821	2,566
Alstom	32,040	2,253
Arkema	16,900	552
Atos Origin	14,535	683
AXA	123,605	2,817
BNP Paribas	205,044	16,528
Bouygues	222	11
Capital Gemini	44,924	2,175
Carrefour	10,383	490
Casino Guichard Perrachon	861	65
Christian Dior	20,454	1,897
Cie Generale d’Optique Essilor International	7,339	397
CNP Assurances	36,546	3,653
Compagnie Generale des Etablissements Michelin, Cl B	5,095	384
Credit Agricole	65,008	1,205
Credit Industriel et Commercial	65	11
Dassault Systemes	7,759	397
Eiffage	23,154	1,647
Electricite de France	52,008	2,728
Eurazeo	2,123	115
Eutelsat Communications	68,996	1,847
Fonciere Des Regions‡	6,091	638
France Telecom	368,195	9,373
Gaz de France	19,031	803
Gecina‡	5,409	537
Gemalto*	20,601	857
Groupe Steria SCA	3,004	82
Havas	276,941	845
Hermes International	2,726	404
ICADE‡	3,798	354
Iliad	13,512	1,386
Ipsen	3,168	157
Lafarge	40,496	3,447
Legrand	21,009	516
LVMH Moet Hennessy Louis Vuitton	9,419	902
M6-Metropole Television	50,700	1,152
Natixis	146,113	667
Neopost	3,924	324
Nexans	4,332	317
Nexity	8,986	340
PagesJaunes Groupe	5,436	61
Peugeot	45,932	1,331
PPR	58,255	6,772
Publicis Groupe	96,505	3,552
Renault	58,151	2,620
Safran	84,327	1,551
Sanofi-Aventis	455,921	30,960
Schneider Electric	14,714	1,358
SCOR	42,782	1,127
SES Global	107,435	2,107
Societe BIC	2,568	158
Societe Des Autoroutes Paris- Rhin-Rhone	3,236	242
Societe Generale	158,669	12,799
Sodexo	18,580	1,071
Technip	64,249	3,977
Thales	5,523	253
Thomson	84,326	115
Total	277,440	15,914
Unibail-Rodamco‡	22,559	4,466
Valeo	34,658	883
Veolia Environnement	10,044	348
Vinci	49,985	2,684
Vivendi	40,350	1,150
Zodiac Aerospace	13,000	494

		166,110

Germany — 4.4%
Aixtron	46,671	917
Allianz	108,209	12,519
BASF	210,531	10,994
Bayer	138,490	8,512
Bayerische Motoren Werke	103,684	4,728
Bilfinger Berger	7,132	441
Commerzbank	52,947	490
Continental	3,488	144
DaimlerChrysler	118,958	5,382
Deutsche Bank	160,280	10,891
Deutsche Boerse	61,263	4,682
Deutsche Lufthansa	114,319	1,837
Deutsche Post	334,379	5,775
Deutsche Postbank	3,919	139
Deutsche Telekom	196,833	2,620
E.ON	215,462	9,125
GAGFAH	45,120	408
Gerresheimer	2,900	81
Hannover Rueckversicherung	146,450	6,452
Henkel	270	9
Hochtief	29,265	2,167
Infineon Technologies*	404,235	2,126
K+S	6,089	309
Lanxess	388	12
Linde	13,117	1,319
MAN	5,534	423
Merck KGaA	4,800	436
Metro	10,784	586
MTU Aero Engines Holding	13,192	558
Muenchener Rueckversicherungs	47,413	7,078
RWE	80,979	7,507
Salzgitter	783	74
SAP	137,899	6,740
Siemens	193,924	16,823
Software	20,896	1,602
Solarworld	799	17

4	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Stada Arzneimittel	3,850	$87
Suedzucker	97,543	1,904
ThyssenKrupp	86,232	2,933
TUI	89,035	775
United Internet	33,807	478
Volkswagen	4,432	859
Wacker Chemie	1,321	160

		141,119

Greece — 0.5%
Alpha Bank	80,647	1,337
Coca Cola Hellenic Bottling	28,938	669
Hellenic Petroleum	10,383	108
Marfin Investment Group	177,959	689
National Bank of Greece	73,988	2,320
OPAP	76,119	1,857
Public Power	324,218	7,630
Titan Cement	3,323	96

		14,706

Hong Kong — 3.3%
ASM Pacific Technology	46,600	298
Bank of East Asia	163,400	527
Beijing Enterprises Holdings	198,000	976
BOC Hong Kong Holdings	2,854,190	5,723
Cathay Pacific Airways	74,000	107
Chaoda Modern Agriculture	3,110,400	1,846
Cheung Kong Holdings	136,000	1,613
Cheung Kong Infrastructure Holdings	32,000	116
China BlueChemical	925,000	495
China Mobile	987,500	9,607
China Overseas Land & Investment	2,386,000	4,852
China Pharmaceutical Group	654,000	357
China Resources Power Holdings	726,000	1,772
Chinese Estates Holdings	273,500	503
CLP Holdings	691,500	4,631
CNOOC	1,847,500	2,427
COSCO Pacific	1,190,000	1,790
Dairy Farm International Holdings	27,500	157
Denway Motors	2,356,000	1,049
Digital China Holdings	451,000	382
Esprit Holdings	111,990	681
First Pacific	468,000	299
Geely Automobile Holdings	315,000	76
Genting Singapore*	1,695,000	1,188
GOME Electrical Appliances Holdings	4,938,300	1,313
Guangdong Investment	1,420,000	727
Guoco Group	36,000	345
Hang Lung Group	197,000	907
Hang Lung Properties	928,000	2,892
Hang Seng Bank	103,900	1,476
Henderson Land Development	193,000	1,134
Hengan International Group	334,000	1,849
Hong Kong & China Gas	86,000	186
Hong Kong Exchanges and Clearing	225,100	3,921
HongKong Electric Holdings	298,000	1,665
Hongkong Land Holdings	301,000	1,225
Hopewell Holdings	349,000	1,056
Huabao International Holdings	5,645,000	5,849
Hutchison Harbour Ring	734,000	55
Hutchison Telecommunications Hong Kong Holdings	1,170,000	184
Hutchison Telecommunications
International	1,170,000	247
Hutchison Whampoa	682,980	4,803
Hysan Development	174,000	408
Jardine Matheson Holdings	29,600	858
Jardine Strategic Holdings	43,500	720
Kerry Properties	183,000	867
Lai Sun Development*	5,616,000	93
Li & Fung	902,000	2,997
Link ‡	76,000	167
MTR	542,500	1,823
New World Development	1,213,000	2,448
Noble Group	2,006,000	2,951
Orient Overseas International	26,000	122
Pacific Basin Shipping	51,000	34
Pacific Century Premium
Developments	289,000	78
RCG Holdings*	62,055	67
Shanghai Industrial Holdings	260,000	1,245
SIM Technology Group	620,000	61
Sino Biopharmaceutical	1,004,000	194
Sino Land	178,000	304
SJM Holdings	791,000	331
Sun Hung Kai Properties	944,000	12,776
Swire Pacific, Cl A	204,500	2,133
Television Broadcasts	20,000	85
Texwinca Holdings	8,000	6
VTech Holdings	43,000	341
Wharf Holdings	676,000	3,031
Wheelock	193,270	520
Wing Hang Bank	7,000	63
Yue Yuen Industrial Holdings	217,120	573

		106,602

Hungary — 0.1%
Egis Gyogyszergyar Nyrt	2,402	252
Magyar Telekom Telecommunications	252,000	1,022
MOL Hungarian Oil and Gas	11,838	931
OTP Bank	85,722	2,216

		4,421

India — 1.7%
Apollo Tyres	8,123	7
Bank of India	160,100	1,110
Bank of Maharashtra	252,287	208
Bharat Electronics	21,784	636
Bharat Petroleum	30,540	318
Bharti Airtel	478,068	4,157
Birla	32,250	199
Cairn India*	258,223	1,401
Container of India	17,759	431
Dena Bank	114,420	121
Dr Reddys Laboratories ADR	6,594	106
Dr Reddys Laboratories	30,000	487
GAIL India	515,061	3,538
Grasim Industries	6,390	351
Great Eastern Shipping	16,536	96

5	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Gujarat Alkalies & Chemicals	33,010	$76
Gujarat Flourochemicals	3,780	12
Gujarat Narmada Valley Fertilizers	90,795	179
Gujarat State Fertilisers & Chemicals	53,672	162
HCL Technologies	88,610	545
HDFC Bank	98,920	2,980
Hindustan Unilever	89,350	476
Hindustan Zinc	73,746	1,116
Housing Development Finance	45,435	2,303
IDBI Bank	73,954	158
Indian Bank	189,020	530
Infosys Technologies ADR	2,200	95
Infosys Technologies	63,400	2,767
ITC	134,666	637
Jindal Stainless*	54,361	90
Larsen & Toubro	67,570	2,169
Madras Cements	49,533	110
Mangalore Refinery & Petrochemicals	463,141	814
Maruti Udyog	36,190	1,066
Mphasis	16,079	183
Nava Bharat Ventures	211	2
NTPC	403,170	1,753
Oil & Natural Gas	85,460	2,075
Patni Computer Systems ADR	7,700	132
Patni Computer Systems	91,860	799
Pidilite Industries	5,626	18
Piramal Healthcare	110,911	752
Power Finance	177,059	875
Reliance Industries GDR* (B)	33,109	2,814
Reliance Industries*	17,782	730
Sesa Goa* (C)	54,684	238
Shipping of India	33,186	95
State Bank of India	15,000	535
Steel Authority of India	245,870	819
Sterlite Industries India	225,750	3,124
Sun Pharmaceutical Industries	35,550	867
Syndicate Bank	47,064	77
Tata Consultancy Services	299,296	3,231
Tata Power	38,980	1,045
Tata Steel	85,765	745
UCO Bank	7,670	7
Union Bank of India	128,917	564
United Phosphorus	39,970	138
Zee Entertainment Enterprises	455,165	1,963

		53,032

Indonesia — 0.5%
Astra International	502,000	1,502
Bank Mandiri	9,726,000	3,956
Bank Rakyat Indonesia	3,162,500	2,384
Charoen Pokphand Indonesia*	122,000	17
Gudang Garam	98,000	139
HM Sampoerna	17,500	18
Indo Tambangraya Megah	1,137,500	2,753
Indocement Tunggal Prakarsa	691,190	689
Telekomunikasi Indonesia	4,039,300	3,366
United Tractors	170,000	228

		15,052

Ireland — 0.2%
CRH	77,236	1,984
DCC	1,166	29
Experian	277,677	2,326
Ryanair Holdings ADR*	96,900	2,654

		6,993

Israel — 0.7%
Bank Hapoalim*	154,205	497
Bezeq Israeli Telecommunication	1,574,684	3,301
Check Point Software Technologies*	48,650	1,356
Delek Group	308	52
Discount Investment	12,185	283
First International Bank of Israel*	36,000	490
Formula Systems 1985	6,000	51
Gazit-Globe	16,481	134
Israel Land Development	14,000	49
Makhteshim-Agan Industries	98,187	451
Mizrahi Tefahot Bank*	88,000	671
Nice Systems*	617	17
Ormat Industries	27,000	216
Teva Pharmaceutical Industries ADR(A)	154,630	7,963
Teva Pharmaceutical Industries	108,000	5,572
Union Bank of Israel*	24,120	100

		21,203

Italy — 1.9%
ACEA	65,485	799
Alleanza Assicurazioni	21,579	177
Amplifon	54,260	192
Atlantia	80,869	1,801
Autogrill	2,413	27
Banca Carige	102,079	309
Banca Intesa	1,717,788	7,451
Banca Intesa RNC	50,457	165
Banca Monte dei Paschi di Siena	46,805	98
Banca Popolare di Milano	105,655	797
Banco Popolare Scarl	2,399	21
Benetton Group	42,000	400
CIR-Compagnie Industriali Riunite	31,299	64
Danieli	12,488	263
DiaSorin	3,723	117
Edison	382,456	632
Enel	1,631,215	9,621
ENI	360,494	8,556
Esprinet	15,215	159
Exor	32,337	556
Fiat	280,665	3,327
Finmeccanica	96,620	1,545
Fondiaria-Sai	26,766	515
Iride	55,200	104
Italcementi	53,338	801
Italmobiliare	1,712	78
Luxottica Group	7,112	173
Mediaset	137,649	906
Mediobanca	98,704	1,356
Mediolanum	70,558	447

6	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Milano Assicurazioni	103,256	$340
Parmalat	409,347	1,052
Piccolo Credito Valtellinese Scarl	7,708	81
Pirelli	569,601	273
Saipem	10,878	292
Saras	1,202,064	4,162
Snam Rete Gas	15,958	74
Societa Iniziative Autostradali e Servizi	3,261	25
Telecom Italia	6,108,415	9,489
Terna Rete Elettrica Nazionale	297,361	1,097
UniCredito Italiano	815,505	2,958

		61,300

Japan — 15.1%
77 Bank	211,359	1,280
Aderans Holdings	4,300	59
Advantest	15,400	385
Aeon	103,500	1,101
Aeon Credit Service	15,800	179
Aeon Fantasy	5,800	73
Aichi Bank	900	83
Aida Engineering	1,000	3
Aioi Insurance	72,000	357
Aisin Seiki	64,900	1,630
Ajinomoto	86,000	880
Alfresa Holdings	4,800	218
All Nippon Airways	23,000	71
Alpen	4,700	80
Alpine Electronics	47,400	457
Alps Electric	126,400	764
Amada	85,000	598
AOKI Holdings	4,000	45
Aoyama Trading	18,600	346
Asahi Breweries	75,500	1,317
Asahi Glass	617,000	5,387
Asahi Kasei	137,000	662
Asics	25,000	246
Astellas Pharma	347,600	13,977
Bank of Kyoto	2,000	19
Bank of Nagoya	23,000	105
Bank of Saga	13,000	45
Bank of Yokohama	4,000	23
Belluna	4,750	21
Benesse	60,500	2,981
Best Denki	10,500	54
BML	3,200	86
Bridgestone	28,700	526
Canon	399,800	15,386
Canon Marketing Japan	78,900	1,331
Casio Computer	15,800	157
Cawachi	9,800	211
Central Japan Railway	427	2,895
Chiba Bank	128,000	809
Chiba Kogyo Bank*	7,100	61
Chubu Electric Power	50,500	1,179
Chuetsu Pulp & Paper	22,000	54
Chugai Pharmaceutical	101,900	2,087
Chugoku Bank	23,000	311
Chuo Denki Kogyo	10,000	88
Circle K Sunkus	12,200	199
Citizen Holdings	20,200	122
Coca-Cola Central Japan	6,200	85
Corona	700	10
Cosmo Oil	511,000	1,575
Create SD Holdings	2,700	68
Credit Saison	47,100	634
Crescendo Investment, Cl A‡	39	65
Culture Convenience Club	10,200	76
Dai Nippon Printing	228,000	3,340
Daicel Chemical Industries	332,000	2,155
Daihatsu Motor	121,000	1,246
Daiichi Sankyo	245,200	5,247
Daiichikosho	18,200	241
Daikin Industries	2,800	99
Dainippon Screen Manufacturing	422,000	1,460
Dainippon Sumitomo Pharma	100,400	1,138
Daishi Bank	44,000	182
Daito Trust Construction	9,300	445
Daiwa House Industry	89,000	995
Daiwa Securities Group	982,000	6,076
DCM Japan Holdings	23,700	160
Dena	122	387
Denki Kagaku Kogyo	61,000	259
Denso	187,000	5,453
Dentsu	70,500	1,630
Dowa Holdings	16,000	91
Duskin	4,200	78
eAccess	271	200
East Japan Railway	189,200	12,401
Ehime Bank	5,000	14
Eisai	6,100	224
Electric Power Development	19,800	603
FamilyMart	14,300	444
Fanuc	48,700	3,985
Fast Retailing	24,700	2,969
Fuji Heavy Industries	120,000	520
Fuji Media Holdings	100	158
FUJIFILM Holdings	148,700	4,448
Fujitec	1,000	6
Fujitsu	587,000	3,961
Fukuda Denshi	1,900	54
Fukuoka Financial Group	234,000	1,054
Furuno Electric	4,100	23
Futaba	19,000	328
Godo Steel	75,000	184
GS Yuasa	94,000	822
H2O Retailing	11,000	70
Hachijuni Bank	39,000	225
Hakuhodo DY Holdings	6,390	356
Hankyu Hanshin Holdings	9,000	43
Heiwa	9,200	103
Heiwado	8,100	119
Higashi-Nippon Bank	20,000	47
Higo Bank	23,000	149
HI-LEX	4,300	41
Hino Motors	666,000	2,764
Hirose Electric	5,000	619
Hiroshima Bank	55,000	235
Hitachi	520,000	1,839
Hitachi Cable	172,000	577
Hitachi Chemical	26,000	538
Hokuetsu Bank	28,000	57
Hokuhoku Financial Group	110,000	275

7	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Honda Motor	564,300	$17,854
Hoshizaki Electric	12,500	166
Hosiden	7,800	115
House Foods	13,500	210
Hoya	16,300	369
Hyakugo Bank	30,000	158
Hyakujushi Bank	34,000	168
Ibiden	47,600	1,698
Idemitsu Kosan	6,000	497
IHI	245,000	502
Inpex Holdings	66	541
Isetan Mitsukoshi Holdings	49,500	548
Isuzu Motors	161,000	375
Itochu	545,000	3,878
Itochu Enex	36,200	223
Itochu Techno-Solutions	3,600	106
Iyo Bank	10,000	98
Izumiya	6,000	37
J Front Retailing	138,000	784
Japan Aviation Electronics Industry	9,000	58
Japan Petroleum Exploration	2,000	105
Japan Prime Realty Investment, Cl A‡	22	53
Japan Pulp & Paper	3,000	11
Japan Retail Fund Investment, Cl A‡	59	315
Japan Steel Works	216,510	2,698
Japan Tobacco	687	1,999
JFE Holdings	97,400	3,412
JFE Shoji Holdings	28,000	114
JGC	19,000	354
Joyo Bank	40,000	205
JS Group	23,400	416
JSR	39,800	702
Jupiter Telecommunications	1,506	1,315
Kagawa Bank	8,000	34
Kagoshima Bank	21,000	170
Kajima	102,000	287
Kakaku.com	37	139
Kamigumi	93,000	789
Kandenko	43,000	298
Kaneka	104,000	768
Kansai Electric Power	129,400	2,985
Kansai Paint	39,000	319
Kanto Auto Works	9,100	94
Kanto Natural Gas Development	8,000	54
Kao	68,000	1,730
Kasumi	9,200	44
Kawasaki Heavy Industries	99,000	264
KDDI	619	3,530
Keihin Electric Express Railway	14,000	116
Keio	138,000	936
Keisei Electric Railway	69,000	484
Keyence	2,400	509
Kinden	86,000	772
Kintetsu	159,000	691
Kintetsu World Express	4,400	101
Kirin Holdings	128,000	1,881
Kissei Pharmaceutical	15,000	358
Kobe Steel	114,000	211
Kohnan Shoji	4,600	52
Komatsu	8,100	147
Konica Minolta Holdings	117,000	1,110
Kose	6,200	150
K’s Holdings	5,600	172
Kubota	352,000	2,918
Kuraray	88,000	963
Kurita Water Industries	2,000	67
Kyocera	44,000	3,676
Kyoei Steel	8,800	211
Kyorin	52,000	886
Kyowa Hakko Kirin	39,000	475
Kyudenko	11,000	73
Kyushu Electric Power	50,300	1,114
Leopalace21	61,200	555
Lintec	6,700	141
Mabuchi Motor	15,600	797
Maeda	9,000	30
Makino Milling Machine	13,000	52
Makita	1,400	40
Marubeni	498,000	2,486
Marudai Food	14,000	40
Marui Group	81,000	564
Matsui Securities	38,100	354
Maxvalu Nishinihon	2,700	40
Mazda Motor	594,000	1,652
McDonald’s Holdings Japan	10,600	199
Mediceo Paltac Holdings	64,000	918
MEIJI Holdings*	7,300	299
Mie Bank	13,000	47
Mikuni Coca-Cola Bottling	4,600	39
Millea Holdings	5,800	173
Minebea	37,000	172
Ministop	10,400	170
Miraca Holdings	27,500	796
Mitsubishi	730,100	14,836
Mitsubishi Chemical Holdings	170,000	775
Mitsubishi Electric	324,000	2,417
Mitsubishi Estate	97,000	1,613
Mitsubishi Gas Chemical	257,000	1,515
Mitsubishi Logistics	12,000	158
Mitsubishi Materials	185,000	566
Mitsubishi Motors*	176,000	321
Mitsubishi Rayon	73,000	242
Mitsubishi Steel Manufacturing	66,000	154
Mitsubishi UFJ Financial Group	2,322,700	14,873
Mitsubishi UFJ Lease & Finance	3,040	97
Mitsui	341,400	4,460
Mitsui Engineering & Shipbuilding	242,000	660
Mitsui Fudosan	3,000	57
Mitsui High-Tec	7,700	100
Mitsui Home	10,000	65
Mitsui Mining & Smelting	168,000	482
Mitsui OSK Lines	117,000	750
Mitsui Sumitomo Insurance Group Holdings	56,200	1,590
Mitsui Trust Holdings	398,000	1,682
Mitsumi Electric	35,300	822
Mizuho Securities	153,000	577
Morinaga Milk Industry	26,000	114
Murata Manufacturing	84,600	4,013
Musashi Seimitsu Industry	11,600	211
N E Chemcat	1,000	13

8	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Nafco	2,700	$54
Nagase	39,000	467
Nakanishi	400	35
Namco Bandai Holdings	36,400	388
NEC	1,731,000	6,270
NEC Fielding	6,800	107
NEC Networks & System Integration	16,700	230
NET One Systems	50	82
NGK Insulators	53,000	1,240
NHK Spring	90,000	665
Nichii Gakkan	2,200	26
Nidec	21,400	1,543
Nintendo	28,100	7,621
Nippo	12,000	104
Nippon Beet Sugar Manufacturing	6,000	17
Nippon Building Fund, Cl A‡	16	141
Nippon Densetsu Kogyo	24,000	238
Nippon Electric Glass	310,000	3,228
Nippon Express	128,000	574
Nippon Flour Mills	65,000	335
Nippon Konpo Unyu Soko	8,000	98
Nippon Meat Packers	36,000	437
Nippon Mining Holdings	1,251,500	6,260
Nippon Oil	748,000	4,290
Nippon Paper Group	15,900	469
Nippon Seiki	8,000	94
Nippon Soda	24,000	114
Nippon Steel Trading	9,000	16
Nippon Telegraph & Telephone	218,400	9,794
Nipponkoa Insurance	109,000	680
Nipro	14,000	299
Nishi-Nippon City Bank	205,000	548
Nissan Chemical Industries	38,000	558
Nissan Motor	1,436,800	10,067
Nissan Shatai	6,000	49
Nisshin Seifun Group	17,500	233
Nisshin Steel	167,000	340
Nisshinbo Holdings	36,000	422
Nissin Food Products	5,900	195
Nitori	29,448	2,286
Nitto Denko	73,000	2,219
NOK	29,900	409
Nomura Holdings	447,200	3,968
Nomura Real Estate Office Fund, Cl A‡	11	77
Nomura Research Institute	8,900	213
Noritsu Koki	8,200	70
NTT Data	245	837
NTT DoCoMo	4,505	6,959
Odakyu Electric Railway, Cl B	76,000	685
Okinawa Electric Power	1,900	114
Okumura	8,000	33
Okuwa	2,000	25
Omron	44,400	760
Onward Holdings	25,000	183
Oracle Japan	1,800	75
ORIX	14,370	1,107
Osaka Gas	683,000	2,371
Osaka Steel	8,900	159
Panasonic	246,800	3,964
Panasonic Electric Works	19,000	228
Press Kogyo	30,000	72
Prospect Reit Investment‡	40	49
Rakuten	4,631	2,806
Resona Holdings	45,600	624
Ricoh	39,000	564
Rinnai	3,600	179
Rohm	63,300	4,279
Roland	2,100	25
Sakai Chemical Industry	18,000	87
San-In Godo Bank	68,000	630
Sanki Engineering	52,000	436
Sankyo	22,300	1,409
Sanoyas Hishino Meisho	12,400	43
Santen Pharmaceutical	27,700	935
Sanyo Electric*	250,000	676
Sapporo Hokuyo Holdings	64,400	235
Sawai Pharmaceutical	2,100	122
Sazaby League	1,900	26
SBI Holdings	2,293	516
Secom	42,600	1,929
Sega Sammy Holdings	37,100	485
Seika	23,000	60
Seiko Epson	52,500	779
Seino Holdings	78,000	697
Sekisui Chemical	37,000	237
Sekisui House	166,000	1,600
Seven & I Holdings	93,500	2,268
Sharp	100,000	1,159
Shikoku Electric Power	3,000	93
Shimachu	4,800	114
Shimamura	3,100	278
Shimano	12,400	530
Shimizu	14,000	58
Shin-Etsu Chemical	70,400	4,174
Shinko Electric Industries	83,700	1,566
Shinmaywa Industries	23,000	95
Shinsei Bank	635,000	1,082
Shionogi	203,000	4,989
Shiseido	13,000	229
Shizuoka Bank	42,000	440
Showa Shell Sekiyu	58,000	607
Sinanen	3,000	16
Sintokogio	19,900	166
SMC	3,400	398
Snow Brand Milk Products	20,000	73
Softbank	32,900	740
Sohgo Security Services	1,200	15
Sojitz	404,400	867
Sompo Japan Insurance	10,000	69
Sony	242,600	6,577
Sorun	14,000	78
SRI Sports	33	33
Stanley Electric	80,400	1,626
Sumco	46,100	944
Sumikin Bussan	25,000	58
Sumitomo	367,600	3,776
Sumitomo Bakelite	20,000	102
Sumitomo Chemical	14,000	67
Sumitomo Electric Industries	296,500	3,842
Sumitomo Metal Industries	268,000	673
Sumitomo Metal Mining	177,000	2,738
Sumitomo Mitsui Financial Group	320,500	13,854

9	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Sumitomo Realty & Development	7,000	$148
Sumitomo Trust & Banking	118,000	724
Suzuken	17,600	583
Suzuki Motor	137,100	3,281
T&D Holdings	27,950	842
Taiheiyo Cement	514,000	892
Taisei	115,000	253
Taiyo Nippon Sanso	74,000	786
Takashimaya	67,000	563
Takeda Pharmaceutical	61,900	2,502
Takeuchi Manufacturing	400	4
Tamron	1,500	20
Tanabe Seiyaku	58,000	763
TDK	35,100	2,047
Teijin	215,000	712
Terumo	8,400	444
THK	8,300	156
TKC	3,300	65
Tobu Railway	98,000	618
Toei	2,000	12
Tohokushinsha Film	7,200	43
Tokuyama	14,000	98
Tokyo Broadcasting System HD	9,100	159
Tokyo Electric Power	19,700	515
Tokyo Electron	6,800	371
Tokyo Energy & Systems	14,000	118
Tokyo Steel Manufacturing	124,692	1,647
Tokyo Style	4,000	34
Tokyo Tatemono	34,000	201
Tokyo Tekko	30,000	101
Tokyu	39,000	192
Tokyu Land	91,000	428
TonenGeneral Sekiyu	81,000	777
Toppan Forms	11,200	158
Toppan Printing	360,000	3,566
Topre	300	3
Topy Industries	33,000	83
Toray Industries	29,000	170
Tosei	57	21
Toshiba TEC	111,000	481
Tosoh	55,000	160
TOTO	15,000	105
Toyo Kohan	10,000	45
Toyo Seikan Kaisha	79,300	1,660
Toyo Suisan Kaisha	50,000	1,277
Toyo Tire & Rubber	43,000	102
Toyoda Gosei	18,400	534
Toyota Boshoku	10,100	179
Toyota Industries	21,200	574
Toyota Motor	376,900	16,211
Toyota Tsusho	40,800	665
Trend Micro	13,000	513
Tsumura	1,800	64
TV Asahi	137	215
Ube Industries	7,000	22
Unicharm	900	81
UNY	30,000	255
Valor	6,600	61
Warabeya Nichiyo	6,500	82
Watabe Wedding	9,200	141
West Japan Railway	303	1,052
Yahoo! Japan	3,285	1,121
Yamada Denki	43,850	2,997
Yamaguchi Financial Group	59,000	680
Yamaha Motor	50,100	592
Yamanashi Chuo Bank	10,000	54
Yamato Holdings	166,000	2,756
Yamato Kogyo	15,800	474
Yamazaki Baking	31,000	421
Yaskawa Electric	31,000	225
Yokogawa Electric	20,600	178
Yonekyu	3,500	35
Yurtec	9,000	59

		482,122

Jersey — 0.0%
Randgold Resources	13,646	803
Regus	313,911	526

		1,329

Kazakhstan — 0.0%
KazMunaiGas Exploration Production GDR	66,164	1,456

Malaysia — 0.5%
AMMB Holdings	125,600	146
Bumiputra-Commerce Holdings	1,816,300	5,108
Genting	642,000	1,212
Genting Malaysia	2,140,400	1,689
Hong Leong Financial Group	36,000	53
KLCC Property Holdings	103,700	97
OSK Holdings	120,100	47
OSK Ventures International*	18,197	3
PPB Group	275,000	1,199
Proton Holdings	160,700	139
Public Bank	583,000	1,644
RHB Capital	200,800	269
Telekom Malaysia	2,081,500	1,838
Tenaga Nasional	732,000	1,661

		15,105

Mauritius — 0.0%
Golden Agri-Resources (SGD)	4,282,390	1,412

Mexico — 1.1%
America Movil, Ser L	6,409,504	14,466
America Movil ADR, Ser L	68,500	3,093
Bolsa Mexicana de Valores*	518,473	623
Coca-Cola Femsa, Ser L	166,100	744
Desarrolladora Homex ADR* (A)	64,119	2,279
Embotelladoras Arca	328,800	795
Fomento Economico Mexicano	258,529	941
Grupo Continental	124,900	242
Grupo Financiero Banorte, Ser O	946,319	2,799
Grupo Lamosa*	17,900	11
Grupo Mexico, Ser B*	1,133,800	1,647
Grupo Simec, Ser B, Cl B*	184,900	509
Grupo Televisa ADR	128,500	2,246
Grupo Televisa	295,098	1,036
Industrias, Ser B*	3,700	14

10	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Kimberly-Clark de Mexico, Cl A	383,800	$1,657
Telefonos de Mexico	219,400	205
Urbi Desarrollos Urbanos*	1,119,482	2,143
Wal-Mart de Mexico	254,100	901

		36,351

Netherlands — 3.3%
Aegon	270,800	2,041
Akzo Nobel	72,113	4,088
ArcelorMittal	144,592	5,181
ASML Holding	97,562	2,679
Corio‡	3,701	227
European Aeronautic Defense and Space	491,119	10,191
Heineken	4,587	194
Heineken Holding	10,715	380
Imtech	28,074	681
ING Groep	177,440	2,685
James Hardie Industries	76,811	450
Koninklijke Ahold	315,136	3,695
Koninklijke DSM	85,288	3,112
Koninklijke Philips Electronics	138,942	3,142
Koninklijke Vopak*	29,038	1,867
Plaza Centers	461,351	886
QIAGEN*	3,376	69
Randstad Holding	63,352	2,621
Reed Elsevier	21,615	229
Royal Dutch Shell, Cl A	536,586	14,904
Royal Dutch Shell, Cl A (GBP)	317,493	8,791
Royal Dutch Shell, Cl B	494,440	13,356
Royal KPN	350,104	5,381
TNT	165,605	4,090
Unilever	555,297	15,535
Wolters Kluwer	6,146	122

		106,597

New Zealand — 0.1%
Air New Zealand	135,000	116
Fletcher Building	141,276	761
Telecom of New Zealand	1,439,886	2,715

		3,592

Norway — 0.5%
Aker Kvaerner	295,800	2,907
Austevoll Seafood	25,000	137
Det Norske Oljeselskap*	12,800	106
DnB	409,975	4,200
Marine Harvest*	1,458,000	1,037
Norsk Hydro	162,800	976
Petroleum Geo-Services*	39,300	312
Seadrill	10,300	184
Statoil	138,723	3,029
Telenor	134,998	1,271
Yara International	22,943	624

		14,783

Pakistan — 0.0%
Pakistan Telecommunication	1,439,600	374

Panama — 0.1%
Copa Holdings, Cl A	41,700	1,742

Papua New Guinea — 0.1%
Lihir Gold*	1,265,107	2,954

Peru — 0.1%
Credicorp	34,300	2,450

Philippines — 0.1%
Philippine Long Distance Telephone	21,240	1,091
Philippine Long Distance Telephone ADR(A)	23,517	1,210

		2,301

Poland — 0.2%
Cyfrowy Polsat	179,329	991
Gant Development*	8,467	69
Getin Holding*	210,000	656
KGHM Polska Miedz	3,931	118
Polish Oil & Gas	798,000	1,083
Polski Koncern Naftowy Orlen	125,653	1,287
Przedsiebiorstwo Eksportu i Importu Kopex*	21,000	166
Sygnity*	8,000	45
Synthos*	380,000	153
Telekomunikacja Polska	216,000	1,220

		5,788

Portugal — 0.4%
Banco Comercial Portugues, Cl R	1,216,008	1,593
Banco Espirito Santo	55,802	368
Cimpor Cimentos de Portugal	72,141	529
Energias de Portugal	1,353,610	5,857
Galp Energia SGPS, Cl B	14,035	203
Jeronimo Martins	108,303	846
Portugal Telecom	337,902	3,496
REN - Redes Energeticas Nacionais	119,819	487

		13,379

Russia — 1.3%
Comstar United Telesystems GDR	219,501	1,087
Gazprom OAO ADR	632,571	13,392
Globaltrans Investment GDR*	114,573	647
Lukoil ADR	172,660	8,503
MMC Norilsk Nickel ADR	159,178	1,767
Mobile Telesystems ADR	112,495	4,880
Novolipetsk Steel GDR*	18,452	443
Novorossiysk Commercial Sea Port GDR	40,117	461
Rosneft Oil GDR(B)	470,281	2,955
Sberbank GDR	5,900	1,005
Sistema GDR	18,767	300
Surgutneftegaz ADR	75,300	616

11	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Tatneft ADR	58,077	$1,359
Uralkali GDR	97,687	1,866
Vimpel-Communications ADR	51,235	791

		40,072

Singapore — 1.0%
CapitaCommercial Trust‡	1,228,000	758
CapitaLand	269,000	693
CapitaMall Trust‡	732,000	828
City Developments	78,000	538
ComfortDelgro	85,000	92
DBS Group Holdings	473,000	4,149
Fraser and Neave	262,000	700
Jardine Cycle & Carriage	68,000	1,095
Keppel	136,000	718
NatSteel	34,000	31
OSIM International	212,000	69
Oversea-Chinese Banking	777,000	4,173
SembCorp Industries	125,000	279
SIA Engineering	128,000	230
Singapore Airlines	8,000	71
Singapore Airport Terminal Services	135,840	233
Singapore Exchange	242,000	1,404
Singapore Land	11,000	39
Singapore Technologies Engineering	50,000	90
Singapore Telecommunications	1,180,000	2,571
United Industrial	77,000	98
United Overseas Bank	219,000	2,538
UOB-Kay Hian Holdings	193,000	206
UOL Group	170,000	405
Wilmar International	2,227,000	10,107

		32,115

South Africa — 1.1%
ABSA Group	114,212	1,859
African Bank Investments	237,873	881
AngloGold Ashanti	32,400	1,240
Assore	3,681	276
AST Group	422,010	45
Aveng	134,400	711
Barloworld	98,144	600
Bidvest Group	66,000	958
DataTec	72,000	223
DRDGOLD	123,839	88
Enaleni Pharmaceuticals*	75,740	40
FirstRand	154,800	316
Freeworld Coatings	108,000	131
Gold Fields	264,670	3,219
Grindrod	414,256	909
Group	164,909	2,699
Harmony Gold Mining*	189,551	1,776
Hosken Consolidated Investments	6,630	45
Iliad Africa	69,000	69
Impala Platinum Holdings	147,418	3,441
Imperial Holdings	27,000	257
Investec	144,000	1,078
Medi-Clinic	180,000	527
Metropolitan Holdings	204,000	356
Mondi	202,737	1,015
Mr Price Group	126,770	497
Naspers, Cl N	4,200	137
Nedbank Group	98,000	1,450
Omnia Holdings	2,522	19
Reunert	88,689	578
Sanlam	1,244,141	3,275
Sappi	538,180	2,087
Sasol	19,664	740
Standard Bank Group	226,000	2,916
Steinhoff International Holdings	480,000	1,074
Wilson Bayly Holmes-Ovcon	5,154	76

		35,608

South Korea — 2.8%
Busan Bank	30,230	272
Daewoo Shipbuilding & Marine Engineering	34,320	549
Daou Technology	14,800	100
Doosan	4,980	332
GS Holdings	29,500	779
GS Home Shopping	4,395	246
Hana Financial Group	65,970	1,730
Handsome	9,840	90
Hyundai Development	53,908	1,968
Hyundai Heavy Industries	640	98
Hyundai Mobis	18,280	1,939
Hyundai Motor	45,160	3,833
KISCO Holdings	4,036	250
KISWIRE	4,190	139
Korea Development Financing	2,340	58
Korea Electric Power	88,480	2,221
Korea Zinc	4,690	513
KT	147,425	4,603
Kyeryong Construction Industrial	10,480	183
LG	134,652	8,205
LG Chemical	15,260	2,303
LG Dacom	22,520	332
LG Electronics	78,599	9,000
LG Hausys*	1,304	140
LG.Philips LCD	151,600	4,479
Lotte Shopping	4,450	1,014
MegaStudy	5,177	1,037
Pacific	3,530	408
POSCO	7,231	2,672
S&T Holdings	4,400	48
Samsung Electronics	31,974	19,739
Samsung Fire & Marine Insurance	17,480	3,135
Samsung SDI	16,431	1,947
SeAH Holdings	317	16
Shinhan Financial Group	42,800	1,405
Shinsegae	8,279	3,434
SK Holdings	61,946	5,208
SK Telecom	17,093	2,395
Woori Finance Holdings	25,640	289
Woori Investment & Securities	46,500	652
Youngone Holdings	3,524	63

		87,824

Spain — 2.8%
Abengoa	2,233	58
Abertis Infraestructuras	45,841	998
Acerinox	38,949	825

12	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
ACS Actividades Construcciones y Servicios	71,421	$3,684
Banco Bilbao Vizcaya Argentaria	525,762	9,348
Banco de Sabadell	57,196	432
Banco de Valencia	24,699	248
Banco Popular Espanol	52,358	564
Banco Santander	4,786	73
Banco Santander Central Hispano	1,264,993	19,488
Bankinter	76,538	1,018
Criteria Caixacorp	112,318	564
EDP Renovaveis*	70,297	698
Enagas	17,818	352
Financiera Alba	15,634	849
Fomento de Construcciones y Contratas	9,731	393
Gas Natural	70,246	1,477
Gestevision Telecinco	5,975	67
Grifols	52,793	929
Iberdrola	210,960	1,956
Iberdrola Renovables	26,929	124
Inditex	23,534	1,282
Indra Sistemas	5,426	129
Mapfre	301,327	1,241
Obrascon Huarte Lain	7,004	183
Red Electrica	66,649	3,127
Repsol	308,357	7,656
Sacyr Vallehermoso	47,009	784
Telefonica	1,164,218	29,388
Zardoya Otis	36,196	792

		88,727

Sweden — 1.4%
Acando	10,251	17
Alliance Oil*	74,697	857
Assa Abloy, Cl B	43,757	702
Atlas Copco, Cl B	15,150	170
Atlas Copco, Cl A	20,381	257
Boliden	63,000	648
Electrolux, Cl B	197,210	4,097
Eniro	13,739	70
Hennes & Mauritz, Cl B	61,100	3,395
Holmen, Cl B	3,080	87
Husqvarna, Cl B	7,745	55
Investor, Cl B	46,066	860
Lundin Petroleum*	89,371	820
Meda, Cl A	17,660	148
Millicom International Cellular*	2,768	194
Nordea Bank	443,297	4,651
Scania, Cl B	11,426	141
Securitas, Cl B	71,804	702
Skanska, Cl B	50,464	732
SKF, Cl B	35,730	547
SSAB, Cl A	5,015	73
SSAB	4,153	55
Svenska Cellulosa, Cl B	595,661	7,785
Svenska Handelsbanken, Cl A	27,673	727
Swedbank	179,664	1,885
Swedish Match	114,831	2,216
Tele2, Cl B	83,402	1,160
Telefonaktiebolaget LM Ericsson, Cl B	1,018,633	9,769
TeliaSonera	210,019	1,367

		44,187

Switzerland — 5.8%
ABB	362,041	6,961
ACE	83,935	4,380
Actelion*	39,615	2,290
Addax Petroleum	10,800	517
Adecco	18,553	893
Baloise Holding	49,416	4,484
Banque Cantonale Vaudoise	2,354	878
Clariant	38,000	344
Credit Suisse Group	349,555	17,844
Elektrizitaets-Gesellschaft Laufenburg	83	75
Geberit	4,897	755
Helvetia Holding	1,917	615
Holcim*	40,724	2,751
Julius Baer Holding	62,893	3,205
Kuehne + Nagel International	10,914	868
Lindt & Spruengli	315	670
Lonza Group	1,005	99
Nestle	756,128	31,466
Novartis	568,392	26,396
Paris RE Holdings	397	10
Roche Holding	115,161	18,339
Schindler Holding	12,005	787
SGS	826	1,023
Sonova Holding	9,688	929
Straumann Holding	314	71
Sulzer	8,200	635
Swatch Group	36,874	1,565
Swiss Life Holding	5,736	650
Swiss Reinsurance	61,883	2,858
Swisscom	15,398	5,332
Syngenta	33,776	7,958
Synthes	7,700	903
UBS	615,209	11,374
Valora Holding	695	151
Vontobel Holding	8,292	289
Xstrata	974,873	12,949
Zurich Financial Services	66,553	14,654

		185,968

Taiwan — 2.2%
Acer	1,337,544	3,048
Advanced Semiconductor Engineering	3,680,005	2,627
Asustek Computer	1,180,356	1,879
AU Optronics	945,540	954
AU Optronics ADR(A)	275,731	2,719
Cathay Financial Holding	711,000	995
China Bills Finance*	776,000	215
Chinatrust Financial Holding	6,268,618	3,485
Chunghwa Telecom	3,164,469	5,422
Compal Electronics	1,699,051	1,714
Far Eastern Textile	1,358,640	1,354
Far EasTone Telecommunications	494,000	557
Gigabyte Technology	293,000	229
High Tech Computer	76,650	771
HON HAI Precision Industry GDR	411,110	2,672

13	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
HON HAI Precision Industry	2,635,708	$8,888
Inventec	89,000	49
Lite-On Technology	1,062,021	1,191
Macronix International	1,883,889	896
MediaTek	360,617	5,237
Mega Financial Holding	2,617,000	1,304
POU Chen	1,139,750	706
Quanta Computer	834,260	1,728
Siliconware Precision Industries	20,172	25
Synnex Technology International	325,600	569
Taishin Financial Holding	1,991,000	659
Taiwan Cooperative Bank	1,672,850	922
Taiwan Fertilizer	1,161,000	3,365
Taiwan Semiconductor Manufacturing	4,830,041	8,687
Taiwan Semiconductor Manufacturing ADR(A)	244,705	2,618
Teco Electric and Machinery	826,000	340
United Microelectronics	4,754,000	1,950
United Microelectronics ADR* (A)	653,300	2,123
Universal Scientific Industrial	454,000	170
Waterland Financial Holdings	319,000	97
Wistron	727,064	1,409

		71,574

Thailand — 0.6%
Advanced Info Service	599,400	1,520
Bangkok Bank	149,700	484
Bangkok Bank NVDR	692,000	2,238
Bank of Ayudhya	1,992,500	1,043
Bumrungrad Hospital	800,300	624
Kasikornbank	603,915	1,299
Krung Thai Bank	6,025,900	1,524
Krung Thai Bank NVDR	1,478,000	374
PTT	362,278	2,599
PTT NVDR	90,200	647
Siam Cement	205,000	1,169
Siam City Bank	394,800	251
Siam Commercial Bank	1,869,800	4,233
Thanachart Capital	1,049,600	454
Tisco Financial Group	139,200	73
Total Access Communication	838,400	844

		19,376

Turkey — 0.8%
Akbank	255,000	1,461
Aksa Akrilik Kimya Sanayii*	95,863	93
Anadolu Efes Biracilik Ve Malt Sanayii	115,565	1,263
Anadolu Hayat Emeklilik	29,223	—
Aygaz	57,143	161
Cimsa Cimento Sanayi VE Tica	313,437	1,149
Eczacibasi Ilac Sanayi	243,000	245
Ford Otomotiv Sanayi	65,079	386
Haci Omer Sabanci Holding	339,708	1,313
Petrol Ofisi*	101,052	485
Tekfen Holding*	210,407	578
Tupras Turkiye Petrol Rafine	226,116	3,390
Turk Ekonomi Bankasi*	2,033,418	2,480
Turk Hava Yollari	738,945	1,418
Turk Sise ve Cam Fabrikalari	489,752	519
Turkcell Iletisim Hizmet	197,428	1,283
Turkiye Garanti Bankasi	329,867	1,220
Turkiye Sinai Kalkinma Bankasi*	1,134,007	945
Turkiye Vakiflar Bankasi Tao, Cl D	3,722,348	8,236

		26,625

United Kingdom — 12.0%
3i Group	263,075	1,289
Aegis Group	263,977	440
Amec	310,865	3,798
Amlin	144,785	866
Anglo American	153,715	5,002
Antofagasta	707,618	8,751
Associated British Foods	27,867	362
AstraZeneca	465,347	21,619
Autonomy*	263,887	5,572
Aviva	1,003,392	6,578
Avocet Mining*	97,930	122
Babcock International Group	118,507	948
BAE Systems	484,053	2,448
Balfour Beatty	310,427	1,696
Barclays	2,074,341	12,712
Berkeley Group Holdings*	24,500	376
BG Group	602,825	9,902
BHP Billiton	459,968	11,995
BP	3,815,534	32,739
British American Tobacco	570,207	17,346
British Sky Broadcasting Group	66,200	586
BT Group, Cl A	465,620	1,058
Burberry Group	71,253	559
Cadbury	355,563	3,342
Cairn Energy*	11,229	455
Cape*	112,128	345
Capita Group	35,400	391
Carillion	90,000	432
Carnival	67,838	2,072
Catlin Group	192,628	1,037
Centrica	1,601,913	6,554
Close Brothers Group	92,524	1,147
Cobham	356,895	1,171
Compass Group	123,321	652
Dairy Crest Group	27,800	138
Debenhams	241,676	311
Delta	27,337	71
Diageo	322,367	4,995
Dimension Data Holdings	347,332	335
Drax Group	3,329	26
DS Smith	173,654	256
easyJet*	542,417	2,811
Eurasian Natural Resources	219,037	3,058
F&C Asset Management	27,469	34
Firstgroup	184,059	1,132
Fresnillo	83,251	841
Friends Provident Group	2,246,207	3,114
GlaxoSmithKline	613,871	12,001
Group 4 Securicor	463,071	1,676
Hamworthy	22,253	111
Healthcare Locums	55,412	204
Home Retail Group	399,799	2,018
HSBC Holdings	2,352,339	25,454
ICAP	341,724	2,372
Imperial Tobacco Group	181,237	5,089
Inchcape	4,293,445	1,928

14	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Intercontinental Hotels Group	37,937	$470
Intertek Group	10,188	200
Invensys	499,743	2,216
Investec	568,527	4,030
J Sainsbury	10,063	53
Johnson Matthey	11,386	261
Kazakhmys	129,470	2,057
Kingfisher	1,024,857	3,515
Legal & General Group	2,713,569	3,379
Lloyds Banking Group	1,852,841	3,322
LogicaCMG	293,245	547
London Stock Exchange Group	12,200	159
Marks & Spencer Group	751,503	4,139
Marston’s	36,439	63
Mcbride	27,700	65
Meggitt	247,331	858
Millennium & Copthorne Hotels	31,247	190
Mondi	29,765	142
National Express Group	42,892	277
National Grid	472,964	4,546
Next	89,078	2,366
Old Mutual	3,418,074	5,189
Pearson	80,918	985
Persimmon	153,035	1,219
Petrofac	99,571	1,419
Prudential	175,423	1,519
QinetiQ	37,581	85
Reckitt Benckiser Group	169,195	7,832
Rexam	778,570	3,373
Rio Tinto	306,142	11,873
Rolls-Royce Group	510,177	3,741
Royal & Sun Alliance Insurance Group	830,572	1,757
Royal Bank of Scotland Group	497,008	461
SABMiller	136,837	3,159
Sage Group	1,041,836	3,729
Schroders	16,352	286
Scottish & Southern Energy	42,753	777
Serco Group	189,475	1,440
Shire	107,957	1,789
Standard Chartered	869,493	19,648
Standard Life	83,570	266
Taylor Woodrow	1,369,786	1,158
Telecity Group*	24,008	133
Tesco	680,105	4,145
Thomas Cook Group	160,441	601
Thomson Reuters	51,473	1,617
Tomkins	129,540	374
Travis Perkins	136,434	1,782
TUI Travel	64,268	251
Tullett Prebon	191,155	1,249
Tullow Oil	186,119	3,245
Unilever	87,276	2,388
Vedanta Resources	20,478	592
Vodafone Group	10,854,348	23,514
WM Morrison Supermarkets	404,997	1,818
WPP	478,910	4,007

		382,613

United States — 0.5%
A. Schulman	3,700	74
Benchmark Electronics*	5,700	94
Clearwater Paper*	5,300	245
Computer Sciences*	20,600	1,006
Dollar Thrifty Automotive Group* (A)	6,300	125
DST Systems*	30,000	1,374
E*Trade Financial* (A)	342,800	603
Evraz Group GDR	37,310	984
Fair Isaac	5,400	120
Gannett	145,100	1,254
Gerdau Ameristeel	15,900	115
Hewitt Associates, Cl A*	21,900	789
International Business Machines	35,500	4,191
Minerals Technologies	5,600	251
Noble	33,117	1,160
Omnova Solutions*	37,500	177
Spartech	10,300	119
Thomson Reuters (CAD)	42,900	1,364
Unisys*	137,900	337

		14,382

Total Common Stock (Cost $2,445,175) ($ Thousands)		2,810,370

PREFERRED STOCK — 1.5%

Brazil — 1.4%
Banco Bradesco	323,300	5,282
Banco Daycoval	41,800	176
Brasil Telecom	179,700	1,305
Centrais Eletricas Brasileiras, Cl B	97,000	1,276
Cia Energetica de Minas Gerais	54,600	805
Cia Paranaense de Energia	97,000	1,515
Cia Vale do Rio Doce, Cl A	362,400	6,320
Construtora Sultepa	3,000	9
Gerdau	56,300	668
Investimentos Itau	16,600	85
Itau Unibanco Holding	264,312	4,462
Marcopolo	224,200	676
NET Servicos de Comunicacao*	331,700	3,539
Parana Banco	28,400	126
Petroleo Brasileiro	854,600	14,304
Randon Participacoes	111,200	696
Tekno Industria e Comercio	434	17
Telecomunicacoes de Sao Paulo	52,600	1,213
Telemar Norte Leste	15,700	432
Tim Participacoes	478,900	1,024
Universo Online	31,300	131

		44,061

France — 0.0%
Bureau Veritas	12,599	636

Germany — 0.1%
Draegerwerk	3,838	108
Henkel	14,191	561
KSB	133	75
ProSiebenSat.1 Media	20,061	186
RWE	16,635	1,357
Volkswagen	11,303	1,062

		3,349

Total Preferred Stock (Cost $39,707) ($ Thousands)		48,046

15	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 1.4%

Agency Mortgage-Backed Obligations — 0.7%
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35	$6,360	$1,150
FHLMC CMO STRIPS, Ser 245, Cl IO, IO
5.000%, 05/15/37	916	165
FNMA TBA
6.500%, 09/01/37	8,100	8,662
6.000%, 09/01/19 to 09/01/37	10,828	11,426
4.500%, 09/15/33	2,150	2,161

		23,564

Non-Agency Mortgage-Backed Obligations — 0.7%
Adjustable Rate Mortgage Trust, Ser 2005-5, Cl 1A1
4.175%, 09/25/35 (E)	743	394
Banc of America Commercial Mortgage, Ser, 2006-5, Cl A1
5.185%, 09/10/47	394	400
Banc of America Funding, Ser 2006-A, Cl 2A2
5.052%, 02/20/36 (E)	124	10
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.716%, 12/25/33 (E)	305	288
BCAP LLC Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	471	469
Chase Mortgage Finance, Cl 7A1
4.601%, 02/25/37 (E)	600	565
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
5.602%, 04/25/37 (E)	2,064	1,049
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Cl A3
5.000%, 09/25/33	299	300
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-22, Cl A1
5.057%, 11/25/34 (E)	432	362
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB1, Cl 1A1
5.410%, 03/25/37 (E)	1,136	548
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	569	591
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A2
4.609%, 02/15/38	356	358
CS First Boston Mortgage Securities, Ser 2003-C3, Cl A3
3.382%, 05/15/38	183	184
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2006-AB3, Cl A1
6.250%, 07/25/36 (E)	440	315
DLJ Commercial Mortgage, Ser 2000-CF1, Cl A1B
7.620%, 06/10/33	347	354
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	1,117	1,098
First Horizon Asset Securities, Ser 2006-AR3, Cl 1A1
5.643%, 11/25/36 (E)	1,033	807
First Union National Bank Commercial Mortgage, Ser 2000-C1, Cl A2
7.841%, 05/17/32	123	125
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	428	435
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	506	503
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 1A
4.346%, 10/25/34 (E)	69	44
JPMorgan Chase Commercial Mortgage Securities, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (E)	351	354
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (E)	511	516
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	249	255
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	425	441
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16 (B)	460	486
Master Adjustable Rate Mortgages Trust, Ser 2004-6, Cl 2A1
4.222%, 07/25/34 (E)	540	433
Master Adjustable Rate Mortgages Trust, Ser 2005-2, Cl 3A1
4.266%, 03/25/35 (E)	715	448
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
3.832%, 02/25/36 (E)	999	553
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A2
4.809%, 01/14/42	770	776
Nomura Asset Acceptance, Ser 2004-R1, Cl A1
6.500%, 03/25/34 (B)	261	232
Nomura Asset Acceptance, Ser 2004-R2, Cl A1
6.500%, 10/25/34 (B) (E)	303	261
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	365	378

16	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 3A1
4.641%, 12/25/34 (E)	$888	$727
Residential Funding Mortgage Securities I, Ser 2006-S5, Cl A11
6.000%, 06/25/36	922	920
Residential Funding Mortgage Securities I, Ser 2004-S4, Cl A4
5.500%, 03/25/34	1,032	1,038
Salomon Brothers Mortgage Securities VII, Ser 2000-C1, Cl A2
7.520%, 12/18/09 (E)	348	350
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-9, Cl 2A1
5.901%, 10/25/47 (E)	1,625	888
Structured Asset Securities, Ser 2006-NC1, Cl A4
0.416%, 05/25/36 (E)	300	120
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.386%, 09/25/46 (E)	1,603	1,508
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	572	570
WaMu Mortgage Pass Through Certificates, Ser 2004-AR9, Cl A6
2.960%, 08/25/34 (E)	171	165
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-N, Cl A5
3.222%, 08/25/34 (E)	123	119
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-6, Cl A13
0.716%, 06/25/34 (E)	267	256
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl B1
4.376%, 07/25/34 (E)	49	18

		21,011

Total Mortgage-Backed Securities (Cost $49,275) ($ Thousands)		44,575

ASSET-BACKED SECURITIES — 0.6%

Automotive — 0.0%
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	685	692
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	370	371
USAA Auto Owner Trust, Ser 2009-1, Cl A2
2.640%, 08/15/11	950	960

		2,023

Credit Cards — 0.3%
American Express Credit Account Master Trust, Ser 2003-3, Cl A
1.593%, 05/15/12 (E)	1,585	1,589
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.273%, 11/15/13 (E)	460	452
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.343%, 04/15/13 (E)	400	401
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	655	687
Chase Issuance Trust, Ser 2009-A6, Cl A6
1.123%, 07/16/12 (E)	1,050	1,052
Chase Issuance Trust, Ser 2009-A4, Cl A4
0.993%, 06/15/12 (E)	850	852
Chase Issuance Trust, Ser 2007-A10, Cl A10
0.313%, 06/16/14 (E)	460	450
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7
0.497%, 11/25/13 (E)	865	851
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
2.023%, 03/17/14 (E)	425	434
MBNA Credit Card Master Note Trust, Ser 2003-A8, Cl A8
0.463%, 12/17/12 (E)	1,050	1,045
MBNA Credit Card Master Note Trust, Ser 2003-A4, Cl A4
0.493%, 09/17/12 (E)	1,520	1,516

		9,329

Mortgage Related Securities — 0.3%
ACE Securities, Ser 2003-NC1, Cl M
1.436%, 07/25/33 (E)	650	367
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36 (H)	920	762
Citigroup Mortgage Loan Trust, Ser 2007-AMC2, Cl A3A
0.346%, 01/25/37 (E)	736	475
CNH Equipment Trust, Ser 2009-B, Cl A2
2.400%, 05/16/11	1,025	1,030
Credit Suisse Asset-Backed Mortgage Backed Trust, Ser 2007-1, Cl 1A1A
5.898%, 05/25/37 (E)	2,348	1,216
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2005-FF9, Cl A3
0.546%, 10/25/35 (E)	599	475
GSAMP Trust, Ser 2005-HE3, Cl M1
0.736%, 06/25/35 (E)	258	245
Home Equity Asset Trust, Ser 2006-5, Cl 2A3
0.416%, 10/25/36 (E)	250	81
Merrill Lynch Mortgage Investors, Ser 2003-HE1, Cl M2
1.916%, 07/25/34 (E)	49	12
Morgan Stanley ABS Capital I, Ser 2003-NC10, Cl M1
1.286%, 10/25/33 (E)	556	386

17	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.586%, 11/25/35 (E)	$1,600	$881
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.361%, 12/25/33 (E)	54	32
Resmae Mortgage Loan Trust, Ser 2006-1, Cl A2B
0.416%, 02/25/36 (B) (E)	1,500	595
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.396%, 02/25/37 (E)	1,350	335
Structured Asset Securities, Ser 2007-GEL2, Cl A1
0.416%, 05/25/37 (B) (E)	1,949	1,471
Terwin Mortgage Trust, Ser 2006-6, Cl 2A1
4.500%, 06/25/36	208	26

		8,389

Total Asset-Backed Securities (Cost $24,940) ($ Thousands)		19,741

WARRANTS — 0.0%

Singapore — 0.0%	Number of Warrants
Golden Agri-Resources, Expires 05/29/12 *	229,372	47

Italy — 0.0%
Unione di Banche Italiane SCPA, Expires 06/30/11 *	51,612	—

Total Warrants (Cost $0) ($ Thousands)		47

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Shinsei Finance Cayman
6.418%, 01/29/49 (B) (D)	545	267

Total Corporate Obligation (Cost $545) ($ Thousands)		267

	Number Of Rights

RIGHTS — 0.0%

Australia — 0.0%
Amcor, Expires 09/24/09 *	56,128	69
B&A Bank, Expires 09/17/09 *	1,353	2
Goodman Group, Expires 09/18/09 *	265,073	—

		71

Belgium — 0.0%
Fortis, Expires 07/01/14 * (F)	261,082	—

Total Rights (Cost $0) ($ Thousands)		71

U.S. TREASURY OBLIGATIONS (C) (D) — 0.5%
U.S. Treasury Bill
0.150%, 11/19/09	4,300	4,299
0.206%, 12/03/09	8,000	7,997
0.291%, 12/17/09	1,315	1,315
0.195%, 01/07/10	3,100	3,098

Total U.S. Treasury Obligations (Cost $16,705) ($ Thousands)		16,709

CASH EQUIVALENT — 3.0%

United States — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%** †	94,444,437	94,444

Total Cash Equivalent (Cost $94,444) ($ Thousands)		94,444

AFFILIATED PARTNERSHIP — 4.7%

United States — 4.7%
SEI Liquidity Fund, L.P.,
0.440%, ** † (G)	152,707,793	150,563

Total Affiliated Partnership (Cost $152,708) ($ Thousands)		150,563

Total Investments — 99.8% (Cost $2,823,499)($ Thousands) ††		$3,184,833

18	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/3/09-9/21/09	USD	60,537	CAD	67,018	$496
9/11/09	TWD	1,848	USD	56	—
9/21/09	HKD	314,919	USD	40,630	(10)
9/21/09	MXP	110,756	USD	8,492	196
9/21/09	NOK	8,567	SEK	10,400	38
9/21/09	NOK	18,124	USD	3,010	(8)
9/21/09	SEK	10,400	NOK	8,297	(84)
9/21/09	USD	38,125	AUD	46,565	1,066
9/21/09	USD	54,445	EUR	38,092	216
9/21/09	USD	58,625	GBP	35,803	(280)
9/21/09	USD	9,432	SEK	68,369	199
9/21/09	USD	8,402	ZAR	68,365	347
9/21/09	ZAR	3,627	USD	465	1
9/21/09-10/21/09	AUD	5,039	CHF	4,200	(257)
9/21/09-10/21/09	AUD	135	USD	107	(7)
9/21/09-10/21/09	CHF	4,200	AUD	5,174	371
9/21/09-10/21/09	CHF	8,600	GBP	5,043	76
9/21/09-10/21/09	CHF	22,606	USD	20,973	(425)
9/21/09-10/21/09	GBP	5,002	CHF	8,600	(9)
9/21/09-11/20/09	GBP	266	USD	429	(4)
9/21/09-11/20/09	USD	557	NOK	3,448	17
9/22/09	SGD	7,272	USD	5,007	(39)
9/22/09-11/20/09	GBP	3,192	SGD	7,300	(137)
9/22/09-11/20/09	SGD	7,300	GBP	3,249	229
9/24/09-10/21/09	JPY	2,147,410	USD	22,547	(609)
9/24/09-10/21/09	USD	29,895	JPY	2,840,140	730
9/24/09-11/20/09	GBP	8,161	JPY	1,210,000	(249)
9/24/09-11/20/09	JPY	1,210,000	GBP	8,329	523
9/24/09-11/20/09	JPY	370,000	NZD	6,489	443
9/24/09-11/20/09	NZD	6,154	JPY	370,000	(214)
9/24/09-11/20/09	NZD	335	USD	212	(17)
10/21/09	USD	2,541	CHF	2,900	205
11/20/09	CHF	2,900	EUR	1,921	9
11/20/09	CHF	1,400	NOK	8,195	36
11/20/09	EUR	1,923	CHF	2,900	(13)
11/20/09	EUR	1,873	JPY	252,000	32
11/20/09	EUR	43	USD	60	(1)
11/20/09	JPY	252,000	EUR	1,918	34
11/20/09	NOK	8,355	CHF	1,400	(63)

					$2,838

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	2,345	Sep-2009	$5,580
FTSE 100 Index	390	Sep-2009	3,412
Hang Seng Index	36	Sep-2009	(72)
MSCI EAFE Index E-MINI	6	Sep-2009	12
MSCI Emerging Markets E-MINI	353	Sep-2009	942
Nikkei 225 Index	8	Sep-2009	34
S&P TSE 60 Index	189	Sep-2009	449
SPI 200 Index	143	Sep-2009	946
Topix Index	495	Sep-2009	1,106
U.S. 10-Year Treasury Note	(4)	Sep-2009	(19)
U.S. 5-Year Treasury Note	(4)	Sep-2009	(14)

			$12,376

19	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

A summary of outstanding swap agreements held by the Fund at August 31, 2009, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)

Morgan Stanley	MSCI Daily TR Net EAFE USD Market Index	3-Month LIBOR	Price Return	01/13/10	28,607	$5,586

Morgan Stanley	MSCI Daily TR Net EAFE USD Market Index	1-Month LIBOR	Price Return	08/03/10	16,716	477

						$6,063

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)

Bank of America	Radian Group Inc., 7.750%, 06/01/11	BUY	(0.39)	12/20/13	1,000	$446

JPMorgan Chase Bank	Radian Group Inc., 7.750%, 06/01/11	BUY	(0.39)	12/20/13	1,000	446

						$892

Percentages are based on a Net Assets of $3,190,466 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	This security or a partial position of this security is on loan at August 31, 2009. The total value of securities on loan at August 31, 2009 was $131,729 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open future contracts.
(E)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2009. The date reported on the Schedule of Investments is the next reset date.
(F)	Securities considered illiquid. The total value of such securities as of August 31, 2009, was $0 ($ Thousands) and represented 0.0% of Net Assets.
(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2009 was $150,563 ($ Thousands).
(H)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2009. The coupon on a step bond changes on a specified date.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund’s investments was $2,823,499 ($ Thousands), and the unrealized appreciation and depreciation were $432,814 ($ Thousands) and $(71,480) ($ Thousands) respectively.

ABS — Asset-Backed Security

ADR — American Depositary Receipt

AUD — Australian Dollar

BDR — Brazilian Depositary Receipt

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate (check manually)

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MXP — Mexican Peso

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

NZD — New Zealand Dollar

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

Amounts designated as “—” are $0 or have been rounded to $0.

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

20	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2009

21	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 83.0%

Australia — 3.6%
AGL Energy	2,861	$34
Alumina	35,600	50
Amcor	3,400	17
ASX	600	17
Australia & New Zealand Banking Group	3,800	68
BGP Holdings*	4,500	—
BHP Billiton	11,045	343
BlueScope Steel	20,258	49
Brambles	5,782	36
Caltex Australia	6,471	68
CFS Retail Property Trust‡	1,900	3
Coca-Cola Amatil	2,100	18
Commonwealth Bank of Australia	3,071	119
Computershare	4,363	37
Corporate Express Australia	2,275	8
Crown	2,600	17
CSL	2,733	74
David Jones	2,100	9
Dexus Property Group‡	3,700	2
Downer EDI	1,400	9
Energy Developments	7,000	16
Energy Resources of Australia	1,477	32
Foster’s Group	4,400	20
Goodman Fielder	6,700	9
GPT Group‡	4,500	2
Harvey Norman Holdings	14,676	49
Incitec Pivot	3,000	8
Insurance Australia Group	1,900	6
JB Hi-Fi	1,950	29
Leighton Holdings	200	6
Lion Nathan	1,500	15
Macquarie Group	466	20
Macquarie Infrastructure Group	20,000	22
Macquarie Office Trust‡	9,500	2
Metcash	2,000	7
National Australia Bank	5,200	125
Nufarm	772	7
Orica	1,888	36
Primary Health Care	400	2
QBE Insurance Group	3,543	68
Rio Tinto	3,237	153
Sigma Pharmaceuticals	3,900	4
Suncorp-Metway	4,226	28
TABCORP Holdings	4,696	27
Tatts Group	13,706	29
Telstra	8,300	23
United Group	700	9
Wesfarmers	5,203	110
Westfield Group‡	6,398	68
Westpac Banking	5,850	120
Woodside Petroleum	1,188	49
Woolworths	11,709	277

		2,356

Austria — 0.2%
Erste Group Bank	225	10
OMV	2,470	97

		107

Belgium — 0.9%
Delhaize Group	1,061	71
Dexia	8,716	75
Fortis	3,979	17
Groupe Bruxelles Lambert	224	20
InBev	4,787	207
Nationale A Portefeuille	759	39
Solvay	511	54
Telenet Group Holding	1,017	24
UCB	640	25
Umicore	1,800	49

		581

Brazil — 1.0%
Abyara Planejamento Imobiliario*	1,100	3
Banco Bradesco ADR	7,100	115
Banco do Brasil	8,100	114
Banestes Banco do Estado do Espirito Santo	1,500	6
Camargo Correa Desenvolvimento Imobiliario	1,900	6
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	92
Cia de Saneamento de Minas Gerais-COPASA (BRL)	2,500	40
Cia Siderurgica Nacional	400	10
EDP - Energias do Brasil	3,900	59
Empresa Brasileira de Aeronautica	9,500	51
Eternit	1,500	6
Grendene	2,100	28
Klabin Segall*	1,200	3
Natura Cosmeticos	4,900	79
Redecard	2,800	38
Souza Cruz	900	29

		679

Canada — 6.3%
Agrium	200	10
Alimentation Couche Tard, Cl B	2,500	43
Atco	500	19
Bank of Montreal	3,830	185
Bank of Nova Scotia	3,500	146
Barrick Gold	5,209	179
Baytex Energy Trust	2,200	48
BCE	1,200	29
Biovail	2,300	29
Bombardier, Cl B	30,900	113
Brookfield Asset Management, Cl A	2,100	43
Cameco	200	5
Canadian Imperial Bank of Commerce	500	29
Canadian National Railway	2,700	130
Canadian Natural Resources	3,200	183
Canadian Oil Sands Trust	2,500	63
Canadian Tire, Cl A	200	10
Canadian Utilities	1,180	40
Canfor*	900	5

1	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Celestica*	200	$2
CGI Group, Cl A*	7,200	74
Emera	607	11
Empire, Cl A	80	3
Enbridge	3,450	129
EnCana	6,919	360
First Quantum Minerals	700	41
Fortis	300	7
George Weston	700	36
Goldcorp	5,190	189
Groupe Aeroplan	3,600	30
Husky Energy	2,100	56
IAMGOLD	3,758	44
Inmet Mining	1,600	69
Kinross Gold	4,500	85
Loblaw	100	3
Manulife Financial	700	14
Maple Leaf Foods	200	2
Metro, Cl A	1,500	50
National Bank of Canada	2,500	140
Nexen	707	14
Pacific Rubiales Energy*	5,100	58
Penn West Energy Trust	2,070	27
Potash Saskatchewan	700	62
Power Corp of Canada	780	21
Power Financial	220	6
Provident Energy Trust	2,750	14
Quebecor, Cl B	400	9
Research In Motion*	3,055	223
RONA*	500	6
Royal Bank of Canada	5,100	262
Sherritt International	3,000	18
Sino-Forest, Cl A*	2,800	35
Stantec*	330	9
Sun Life Financial	800	24
Suncor Energy	3,032	92
Talisman Energy	8,900	143
Teck Cominco, Cl B	4,700	113
TELUS, Cl A	1,300	38
Toronto-Dominion Bank	3,370	208
TransCanada	400	12
West Fraser Timber	400	9
Yamana Gold	550	5
Yellow Pages Income Fund	7,200	33

		4,095

Chile — 0.6%
Banco Santander Chile ADR	752	38
Cia Cervecerias Unidas ADR	1,400	46
CorpBanca ADR	900	26
Empresa Nacional de Electricidad ADR	1,800	83
Enersis ADR	5,000	87
Sociedad Quimica y Minera de Chile ADR	2,571	89

		369

China — 3.0%
Anhui Conch Cement	10,000	63
Bank of China	457,000	222
Bank of Communications	88,000	104
China Citic Bank	46,000	28
China Coal Energy	73,000	92
China Communications Services	54,000	30
China Construction Bank	280,000	211
China Life Insurance	50,000	211
China Shenhua Energy	27,000	109
China Shineway Pharmaceutical Group	24,000	23
China Telecom	236,000	121
China Vanke, Cl B	26,100	30
Chongqing Changan Automobile, Cl B	83,300	44
Fosun International	87,000	67
Great Wall Technology	32,000	10
Industrial & Commercial Bank of China	523,000	357
Jiangling Motors, Cl B	42,000	46
PICC Property & Casualty	36,000	23
Shandong Chenming Paper Holdings, Cl B	80,100	57
Shenzhou International Group Holdings	30,000	28
Times	23,000	12
Tsingtao Brewery	12,000	41
Weiqiao Textile	9,000	6
Yanzhou Coal Mining	12,000	17
Zhejiang Expressway	22,000	21

		1,973

Czech Republic — 0.2%
CEZ	2,400	126

Denmark — 0.7%
A P Moeller - Maersk, Cl B	3	21
Carlsberg, Cl B	2,787	200
Danske Bank	2,963	80
Novo-Nordisk, Cl B	1,424	87
Sydbank	1,150	32
Vestas Wind Systems*	415	30
William Demant Holding*	180	11

		461

Egypt — 0.2%
Egyptian International
Pharmaceutical Industrial	1,156	7
Suez Cement	6,000	44
Telecom Egypt	22,000	73

		124

Finland — 0.4%
Citycon	6,155	22
Fortum	1,388	36
Kone, Cl B	3,320	116
Sampo, Cl A	2,800	67
UPM-Kymmene	2,177	26

		267

France — 4.3%
Air France-KLM	1,094	17
Arkema	885	29
AXA	3,655	83

2	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
BNP Paribas	3,919	$316
Bouygues	242	12
Capital Gemini	1,235	60
Christian Dior	600	56
CNP Assurances	1,020	102
Compagnie Generale des Etablissements Michelin, Cl B	108	8
Credit Agricole	1,645	31
Eiffage	254	18
Eutelsat Communications	1,158	31
France Telecom	10,547	269
Gaz de France	933	39
Gecina‡	546	54
Gemalto*	542	23
Lafarge	887	75
M6-Metropole Television	963	22
Natixis	7,385	34
Neopost	126	10
Nexans	2	—
Nexity	646	24
Peugeot	285	8
PPR	1,662	193
Publicis Groupe	2,239	82
Renault	822	37
Safran	1,329	24
Sanofi-Aventis	7,534	512
Schneider Electric	647	60
SCOR	1,673	44
SES Global	1,405	28
Societe de la Tour Eiffel‡	272	17
Societe Des Autoroutes Paris- Rhin-Rhone	286	21
Societe Generale	2,019	163
Unibail-Rodamco‡	611	121
Valeo	1,393	36
Vallourec	93	14
Vinci	1,136	61
Vivendi	2,129	61
Zodiac Aerospace	536	20

		2,815

Germany — 3.6%
Aixtron	1,224	24
Allianz	2,431	281
BASF	2,471	129
Bayer	493	30
Bayerische Motoren Werke	3,037	139
Bilfinger Berger	351	22
DaimlerChrysler	1,821	82
Deutsche Bank	2,844	193
Deutsche Post	1,400	24
Deutsche Telekom	11,921	159
E.ON	6,647	282
GAGFAH	4,000	36
Hannover Rueckversicherung	2,519	111
Hochtief	798	59
Infineon Technologies*	6,702	35
K+S	482	24
Lanxess	263	8
Metro	147	8
MTU Aero Engines Holding	274	12
Muenchener Rueckversicherungs	300	45
RWE	1,975	183
SAP	3,978	194
Software	364	28
Suedzucker	2,341	46
ThyssenKrupp	732	25
TUI	1,912	17
United Internet	1,852	26
Volkswagen	121	23
Wacker Chemie	700	85

		2,330

Greece — 0.4%
Coca Cola Hellenic Bottling	2,106	49
Marfin Investment Group	5,559	21
National Bank of Greece	1,888	59
OPAP	1,500	37
Public Power	4,178	98

		264

Hong Kong — 3.0%
Beijing Enterprises Holdings	14,000	69
Chaoda Modern Agriculture	62,000	37
Cheung Kong Holdings	3,000	36
Cheung Kong Infrastructure Holdings	3,000	11
China BlueChemical	52,000	28
China Mobile	21,500	209
China Overseas Land & Investment	54,000	110
China Pharmaceutical Group	40,000	22
China Resources Enterprise	22,000	52
Chinese Estates Holdings	4,000	7
CLP Holdings	500	3
CNOOC	19,000	25
Dairy Farm International Holdings	1,800	10
Denway Motors	90,000	40
Esprit Holdings	3,000	18
First Pacific	6,000	4
Guangdong Investment	76,000	39
Genting Singapore*	56,000	39
Hang Lung Properties	22,000	68
Hang Seng Bank	2,600	37
Henderson Land Development	3,000	18
Hengan International Group	7,000	39
HKR International	6,400	2
Hong Kong Exchanges and Clearing	3,300	57
HongKong Electric Holdings	2,000	11
Hongkong Land Holdings	6,000	24
Hopewell Holdings	5,500	17
Hutchison Whampoa	17,000	119
Hysan Development	2,000	5
Jardine Matheson Holdings	400	12
Jardine Strategic Holdings	1,000	17
Kerry Properties	1,000	5
Li & Fung	32,000	106
Link ‡	2,000	4
MTR	14,500	49
New World Development	16,000	32
Noble Group	51,000	75
Pacific Century Premium Developments	10,000	3

3	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Road King Infrastructure	4,000	$3
SA International Holdings	6,000	2
Shanghai Industrial Holdings	14,000	67
Sino Biopharmaceutical	76,000	15
Sino Land	4,000	7
Sun Hung Kai Properties	19,000	257
Swire Pacific, Cl A	4,500	47
Texwinca Holdings	2,000	2
Wharf Holdings	4,000	18
Wheelock	13,000	35
Wing On International	1,000	1
Yue Yuen Industrial Holdings	4,000	11

		1,924

Hungary — 0.1%
Magyar Telekom
Telecommunications	14,000	57

India — 1.9%
HDFC Bank ADR	2,383	235
Infosys Technologies ADR	7,465	323
ITC*	15,822	74
Larsen & Toubro GDR	5,028	159
Reliance Industries GDR* (A)	4,648	381
Sterlite Industries India ADR	4,400	59

		1,231

Indonesia — 0.5%
Astra International	28,500	85
Bank Mandiri	212,000	86
Bank Negara Indonesia Persero	225,000	43
Bank Rakyat Indonesia	92,000	70
Charoen Pokphand Indonesia*	41,000	6
Telekomunikasi Indonesia	82,000	68

		358

Ireland — 0.1%
CRH	1,535	39
DCC	395	10
Experian	4,661	39

		88

Israel — 1.1%
Bezeq Israeli Telecommunication	27,000	57
Check Point Software Technologies*	1,630	45
Delek Group	100	17
Discount Investment	2,000	46
First International Bank of Israel*	6,000	82
Israel Chemicals	2,000	22
Teva Pharmaceutical Industries ADR	2,840	146
Teva Pharmaceutical Industries	4,646	240
Union Bank of Israel*	18,000	75

		730

Italy — 1.7%
ACEA	1,794	22
Atlantia	2,124	47
Autogrill	1,305	15
Banca Intesa	13,342	58
Banco Popolare Scarl	318	3
Benetton Group	4,000	38
CIR-Compagnie Industriali Riunite	7,958	16
Enel	32,277	190
Fiat	7,682	91
Fondiaria-Sai	351	7
GranitiFiandre	2,514	11
Italcementi	1,404	21
Mediobanca	3,192	44
Milano Assicurazioni	7,254	24
Piccolo Credito Valtellinese Scarl	1,856	19
Pirelli	22,605	11
Prysmian	6,200	116
Telecom Italia	183,454	288
Terna Rete Elettrica Nazionale	4,007	15
UniCredito Italiano	19,656	71
Unipol Gruppo Finanziario	16,000	21

		1,128

Japan — 12.7%
77 Bank	3,000	18
Aderans Holdings	100	1
Aeon	2,800	30
Aisin Seiki	1,200	30
Ajinomoto	2,000	20
Alpen	200	3
Alps Electric	3,300	20
AOKI Holdings	300	3
Aoyama Trading	300	6
Asahi Breweries	1,800	31
Asahi Glass	19,000	166
Astellas Pharma	2,600	105
Bank of Nagoya	2,000	9
Benesse	700	34
Bridgestone	1,500	28
Canon	7,800	300
Central Japan Railway	8	54
Chiba Kogyo Bank*	300	3
Chugai Pharmaceutical	1,500	31
Circle K Sunkus	400	7
Cosmo Oil	23,000	71
Create SD Holdings	100	3
Dai Nippon Printing	4,000	59
Daicel Chemical Industries	6,000	39
Daihatsu Diesel Manufacturing	3,000	17
Daihatsu Motor	4,000	41
Daiichi Sankyo	1,800	39
Daiichikosho	300	4
Dainippon Screen Manufacturing	11,000	38
Dainippon Sumitomo Pharma	1,800	20
Daio Paper	1,000	10
Daishi Bank	2,000	8
Daiwa Securities Group	27,000	167
Dena	2	6
Denso	4,700	137
Dentsu	700	16
East Japan Railway	1,100	72
Eisai	900	33
Electric Power Development	700	21
FamilyMart	500	16
Fanuc	1,400	115

4	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Fast Retailing	500	$60
Fuji Heavy Industries	4,000	17
FUJIFILM Holdings	1,600	48
Fujitsu	16,000	108
Fukuoka Financial Group	8,000	36
Higashi-Nippon Bank	2,000	5
HI-LEX	200	2
Hitachi	15,000	53
Honda Motor	11,935	378
Hosiden	300	4
House Foods	300	5
Hyakugo Bank	2,000	11
Hyakujushi Bank	2,000	10
Ibiden	1,100	39
Idemitsu Kosan	600	50
IHI	5,000	10
Ines	2,300	20
Inpex Holdings	4	33
Itochu Enex	100	1
Itochu Techno-Solutions	100	3
J Front Retailing	3,000	17
Japan Steel Works	7,000	87
Japan Tobacco	20	58
JFE Holdings	2,900	102
JFE Shoji Holdings	2,000	8
JSR	500	9
Jupiter Telecommunications	30	26
Kamigumi	9,000	76
Kansai Electric Power	1,200	28
Kao	1,800	46
KDDI	19	108
Kinden	1,000	9
Kirin Holdings	8,000	118
Kohnan Shoji	200	2
Komatsu	1,400	25
Kose	300	7
Kubota	8,000	66
Kuraray	500	5
Kyocera	100	8
Kyorin	1,000	17
Kyowa Hakko Kirin	2,000	24
Kyushu Electric Power	1,500	33
Maeda	1,000	3
Makino Milling Machine	1,000	4
Marubeni	15,000	75
Marudai Food	2,000	6
Marui Group	1,500	10
Mazda Motor	15,000	42
MEIJI Holdings*	100	4
Mitsubishi	12,400	252
Mitsubishi Chemical Holdings	6,000	27
Mitsubishi Electric	7,000	52
Mitsubishi Estate	3,000	50
Mitsubishi Gas Chemical	4,000	24
Mitsubishi UFJ Financial Group	27,400	175
Mitsui	2,300	30
Mitsui Sumitomo Insurance Group Holdings	1,300	37
Mitsui Trust Holdings	5,000	21
Mitsumi Electric	400	9
Morinaga Milk Industry	2,000	9
Murata Manufacturing	2,100	100
Nafco	200	4
Nagase	2,000	24
Namco Bandai Holdings	1,200	13
Namura Shipbuilding	1,700	11
NEC	24,000	87
NEC Fielding	100	2
NET One Systems	2	3
Nidec	800	58
Nintendo	400	108
Nippon Electric Glass	9,000	94
Nippon Express	7,000	31
Nippon Meat Packers	2,000	24
Nippon Mining Holdings	30,500	153
Nippon Oil	12,000	69
Nippon Paper Group	600	18
Nippon Seiki	1,000	12
Nippon Steel	9,000	35
Nippon Telegraph & Telephone	2,400	108
Nipponkoa Insurance	4,000	25
Nipro	1,000	21
Nishi-Nippon City Bank	4,000	11
Nissan Motor	25,700	180
Nitori	921	71
Nitto Denko	900	27
Nomura Holdings	6,900	61
NTT Data	8	27
NTT DoCoMo	83	128
Omron	1,100	19
Onward Holdings	2,000	15
ORIX	390	30
Osaka Gas	15,000	52
Panasonic	8,200	132
Rakuten	150	91
Resona Holdings	1,800	25
Ricoh	1,000	14
Rohm	1,000	68
Roland	200	2
San-In Godo Bank	2,000	19
Sanki Engineering	2,000	17
Santen Pharmaceutical	600	20
Secom	1,900	86
Seiko Epson	900	13
Seino Holdings	2,000	18
Sekisui House	1,000	10
Seven & I Holdings	2,800	68
Shimano	300	13
Shin-Etsu Chemical	300	18
Shinko Electric Industries	2,200	41
Sintokogio	300	3
Sony	3,200	87
SRI Sports	2	2
Stanley Electric	1,300	26
Sumco	1,000	20
Sumikin Bussan	2,000	5
Sumitomo	10,600	109
Sumitomo Chemical	7,000	34
Sumitomo Electric Industries	11,300	146
Sumitomo Metal Mining	5,000	77
Sumitomo Mitsui Financial Group	3,000	130
Sumitomo Seika Chemicals	2,000	9
Sumitomo Trust & Banking	1,000	6
Suzuken	500	17

5	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Suzuki Motor	2,600	$62
T&D Holdings	700	21
Tachi-S, Cl S	1,000	9
Taiheiyo Cement	10,000	17
Taisho Pharmaceutical	1,000	20
Takashimaya	3,000	25
Takeda Pharmaceutical	2,700	109
Tanabe Seiyaku	2,000	26
TDK	700	41
Teijin	5,000	17
Tochigi Bank	2,000	11
Tokyo Broadcasting System HD	100	2
Tokyo Gas	1,000	4
Tokyo Steel Manufacturing	2,700	36
Toppan Printing	6,000	59
Toshiba TEC	2,000	9
Toyo Kohan	2,000	9
Toyo Suisan Kaisha	1,000	26
Toyo Tire & Rubber	7,000	17
Toyota Industries	100	3
Toyota Motor	6,233	268
TV Asahi	4	6
Unipres	100	1
West Japan Railway	8	28
Yahoo! Japan	83	28
Yamaha Motor	1,300	15
Yamato Holdings	2,000	33
Yamato Kogyo	200	6

		8,288

Malaysia — 0.5%
Bumiputra-Commerce Holdings	44,000	124
Genting	20,000	38
Hong Leong Bank	11,000	19
PPB Group	16,000	70
Proton Holdings	12,000	10
Telekom Malaysia	13,000	11
Tenaga Nasional	38,000	86

		358

Mauritius — 0.1%
Golden Agri-Resources	102,398	34

Mexico — 1.1%
America Movil, Ser L	133,800	302
Coca-Cola Femsa, Ser L	14,500	65
Embotelladoras Arca	16,300	39
Grupo Continental	16,000	31
Grupo Mexico, Ser B*	61,601	90
Grupo Simec, Ser B, Cl B*	5,500	15
Grupo Televisa	300	1
Industrias, Ser B*	8,800	32
Kimberly-Clark de Mexico, Cl A	19,400	84
Wal-Mart de Mexico	21,200	75

		734

Netherlands — 1.5%
Aegon	5,810	44
Akzo Nobel	1,557	88
ArcelorMittal	3,779	135
ASML Holding	5,214	143
European Aeronautic Defense and Space	3,687	76
Heineken Holding	849	30
Imtech	1,055	26
ING Groep	4,902	74
Koninklijke Ahold	7,791	91
Koninklijke DSM	1,209	44
Koninklijke Philips Electronics	3,771	85
Koninklijke Vopak*	695	45
Randstad Holding	1,128	47
Royal KPN	700	11
Unilever	2,021	57

		996

New Zealand — 0.0%
Air New Zealand	4,300	4

Norway — 0.3%
DnB	8,800	90
Marine Harvest*	38,000	27
Norsk Hydro	4,200	25
Telenor	2,900	28
Yara International	550	15

		185

Papua New Guinea — 0.1%
Lihir Gold*	40,029	94

Poland — 0.4%
Asseco Poland	2,000	44
Polish Oil & Gas	48,000	65
Polski Koncern Naftowy Orlen	6,000	62
Przedsiebiorstwo Eksportu i Importu Kopex*	6,000	47
Telekomunikacja Polska	5,000	28

		246

Portugal — 0.4%
Banco Comercial Portugues, Cl R	7,246	9
Banco Espirito Santo	1,213	8
Galp Energia SGPS, Cl B	9,900	143
Jeronimo Martins	4,830	38
Portugal Telecom	4,025	42

		240

Russia — 0.7%
MMC Norilsk Nickel ADR	3,000	33
Mobile Telesystems ADR	2,800	121
Novolipetsk Steel GDR*	1,700	41
Polyus Gold ADR	1,900	34
Rosneft Oil GDR	3,900	25
Sberbank GDR	200	34
Surgutneftegaz ADR	4,600	40
Tatneft ADR	4,666	109
Vimpel-Communications ADR	1,715	27

		464

6	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Singapore — 1.1%
CapitaCommercial Trust‡	32,000	$20
CapitaMall Trust‡	19,000	22
DBS Group Holdings	13,000	114
Del Monte Pacific	5,000	2
Fraser and Neave	2,000	5
Hi-P International, Cl P	4,000	2
Jardine Cycle & Carriage	1,000	16
Keppel	6,000	32
Oversea-Chinese Banking	16,000	86
SembCorp Industries	2,000	4
SIA Engineering	5,000	9
Singapore Telecommunications	30,000	65
United Industrial	4,000	5
United Overseas Bank	4,000	46
UOL Group	3,000	7
Wilmar International	63,000	286

		721

South Africa — 1.8%
AngloGold Ashanti	2,630	101
Bidvest Group	6,060	88
DataTec	16,000	49
Distell Group	2,000	16
FirstRand	38,500	78
Gold Fields	8,000	97
Group	5,478	90
Harmony Gold Mining*	6,000	56
Iliad Africa	9,808	10
Impala Platinum Holdings	3,680	86
Investec	5,000	37
Medi-Clinic	22,000	64
Naspers, Cl N	1,000	33
Nedbank Group	6,000	89
Sanlam	36,000	95
Standard Bank Group	12,000	155

		1,144

South Korea — 2.8%
Doosan	330	22
GS Home Shopping	160	9
Hanwha Chemical	1,430	15
Hyundai Heavy Industries	310	47
Hyundai Mobis	500	53
Hyundai Motor	2,020	171
Hyundai Securities	4,170	56
KISWIRE	240	8
Korea Electric Power	4,300	108
Korea Zinc	300	33
KT	2,700	84
LG	1,680	102
LG Chemical	898	136
LG Dacom	1,090	16
LG Electronics	1,370	157
LG Telecom	4,020	25
LG.Philips LCD	3,890	115
Lotte Shopping	300	68
Namyang Dairy Products	30	12
Pacific	220	25
POSCO	110	41
Samsung Electronics	730	451
SK Holdings	270	23
Woori Investment & Securities	2,770	39

		1,816

Spain — 3.0%
ACS Actividades Construcciones y
Servicios	879	45
Banco Bilbao Vizcaya Argentaria	9,569	170
Banco Popular Espanol	3,058	33
Banco Santander Central Hispano	36,714	566
Enagas	1,610	32
Gas Natural	1,837	39
Grifols	1,394	25
Iberdrola	5,101	47
Mapfre	10,000	41
Repsol	7,858	195
Sacyr Vallehermoso	900	15
Telefonica	29,329	740

		1,948

Sweden — 1.4%
Boliden	4,527	46
Electrolux, Cl B	2,869	60
Hennes & Mauritz, Cl B	609	34
Lundin Petroleum*	1,232	11
Nordea Bank	10,272	108
Svenska Cellulosa, Cl B	14,905	195
Svenska Handelsbanken, Cl A	1,632	43
Swedbank	2,503	26
Swedish Match	2,407	46
Tele2, Cl B	876	12
Telefonaktiebolaget LM Ericsson, Cl B	21,808	209
TeliaSonera	15,930	104

		894

Switzerland — 5.2%
ACE	725	38
Actelion*	777	45
Baloise Holding	969	88
Banque Cantonale Vaudoise	40	15
Credit Suisse Group	7,368	376
Dufry Group	255	11
Gurit Holding	16	9
Helvetia Holding	100	32
Holcim*	1,164	79
Kuehne + Nagel International	436	35
Lindt & Spruengli	6	13
Nestle	14,235	592
Novartis	15,116	702
Roche Holding	2,340	373
Sulzer	496	38
Swatch Group	920	39
Swiss Life Holding	195	22
Swiss Reinsurance	1,443	67
Swisscom	386	134
Syngenta	332	78
Synthes	331	39
UBS	3,286	61
Vontobel Holding	614	21
Xstrata	19,915	264

7	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Zurich Financial Services	1,220	$269

		3,440

Taiwan — 2.8%
Acer	43,430	99
Advanced Semiconductor Engineering	81,000	58
Asustek Computer	6,012	10
AU Optronics	50,000	50
China Bills Finance*	51,000	14
Chunghwa Telecom	124,358	213
Compal Electronics	84,822	85
CTCI	19,204	18
Far Eastern Textile	71,400	71
Far EasTone Telecommunications	16,000	18
Gigabyte Technology	19,000	15
HON HAI Precision Industry	62,600	211
Inventec	5,200	3
Kinpo Electronics	45,000	12
Lite-On Technology	57,000	64
Macronix International	102,928	49
Mega Financial Holding	160,000	80
POU Chen	70,000	43
Quanta Computer	44,853	93
Taishin Financial Holding	118,000	39
Taiwan Cooperative Bank	105,000	58
Taiwan Semiconductor Manufacturing	172,769	311
United Microelectronics	228,000	93
Universal Scientific Industrial	27,000	10
Wistron	41,735	81

		1,798

Thailand — 0.2%
Bangkok Bank NVDR	31,000	100
Krung Thai Bank NVDR	82,000	21
Shin	10,000	7
Thanachart Capital	37,000	16

		144

Turkey — 0.6%
Akbank	4,000	23
Eczacibasi Ilac Sanayi	48,000	48
Haci Omer Sabanci Holding	7,920	31
Petrol Ofisi*	5,250	25
Turk Hava Yollari	31,660	61
Turk Sise ve Cam Fabrikalari	30,609	32
Turkiye Garanti Bankasi	26,000	96
Turkiye Vakiflar Bankasi Tao, Cl D	26,000	58

		374

United Kingdom — 12.4%
3i Group	6,919	34
Aegis Group	6,081	10
Amec	9,495	116
Amlin	3,793	23
Anglo American	2,456	80
Antofagasta	1,955	24
Arriva	2,000	15
AstraZeneca	10,542	490
Autonomy*	5,396	114
Aviva	18,967	124
Babcock International Group	4,598	37
BAE Systems	10,038	51
Balfour Beatty	11,530	63
Barclays	60,301	370
Berkeley Group Holdings*	700	11
BG Group	19,062	313
BHP Billiton	12,855	335
BP	88,897	763
British American Tobacco	10,067	306
BT Group, Cl A	22,100	50
Cape*	2,000	6
Carillion	4,000	19
Carnival	1,740	53
Catlin Group	5,051	27
Centrica	38,151	156
Close Brothers Group	1,545	19
Cobham	9,399	31
Compass Group	1,900	10
Computacenter	3,000	13
Debenhams	13,465	17
Diageo	5,466	85
Dimension Data Holdings	17,510	17
easyJet*	4,000	21
Firstgroup	5,462	34
Fresnillo	2,783	28
GlaxoSmithKline	23,147	453
Group 4 Securicor	8,457	31
Home Retail Group	9,604	48
HSBC Holdings	39,241	425
ICAP	4,533	31
Imperial Tobacco Group	4,587	129
Inchcape	112,757	51
Invensys	7,763	34
Investec	4,379	31
Kazakhmys	2,333	37
Kingfisher	30,241	104
Legal & General Group	70,309	88
Lloyds Banking Group	42,753	77
LogicaCMG	4,192	8
Marks & Spencer Group	17,384	96
Meggitt	11,577	40
Millennium & Copthorne Hotels	1,389	8
Mondi	2,167	10
National Express Group	4,613	30
National Grid	10,631	102
Next	1,172	31
Old Mutual	95,438	145
Pearson	5,600	68
Persimmon	4,011	32
Prudential	6,367	55
Reckitt Benckiser Group	3,415	158
Rio Tinto	4,734	184
Rolls-Royce Group	603	4
Royal & Sun Alliance Insurance Group	16,596	35
Royal Bank of Scotland Group	43,866	41
SABMiller	1,320	30
Sage Group	22,351	80
Scottish & Southern Energy	1,002	18
Serco Group	1,702	13
Shire	1,894	31

8	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
Standard Chartered	16,135	$365
Standard Life	2,676	9
Taylor Woodrow	35,950	30
Tesco	22,300	136
Travis Perkins	3,584	47
Tullow Oil	3,100	54
Unilever	2,679	73
Vodafone Group	271,886	589
WM Morrison Supermarkets	8,293	37
WPP	15,648	131

		8,094

United States — 0.1%
Noble	1,358	47
Thomson Reuters (CAD)	700	22

		69

Total Common Stock (Cost $50,731) ($ Thousands)		54,148

PREFERRED STOCK — 2.2%

Brazil — 2.1%
Banco Bradesco	12,500	204
Banco Daycoval	1,800	8
Brasil Telecom	6,600	48
Centrais Eletricas Brasileiras, Cl B	6,000	79
Cia de Bebidas das Americas	2,000	150
Cia de Transmissao de Energia Eletrica Paulista	1,000	26
Cia Energetica do Ceara	900	12
Cia Paranaense de Energia	5,000	78
Cia Vale do Rio Doce, Cl A	18,600	324
Gerdau	9,000	107
Investimentos Itau	3,800	20
Itau Unibanco Holding	8,316	140
Parana Banco	1,300	6
Sao Paulo Alpargatas	100	4
Telecomunicacoes de Sao Paulo	2,300	53
Telegraph Norte Celular Participacoes	300	6
Telemar Norte Leste	2,300	63
Universo Online	1,200	5
Usinas Siderurgicas de Minas Gerais, Cl A	200	5

		1,338

France — 0.1%
Bureau Veritas	954	48

Germany — 0.0%
RWE	70	6
Volkswagen	249	23

		29

Total Preferred Stock (Cost $1,577) ($ Thousands)		1,415

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
	Number Of Rights

RIGHTS — 0.0%

Australia — 0.0%
Amcor, Expires 09/24/09*	1,511	$2

Belgium — 0.0%
Fortis, Expires 07/01/14*	6,068	—

Total Rights (Cost $0) ($ Thousands)		2

WARRANT — 0.0%

	Number Of Warrants

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *	5,951	1

Total Warrant (Cost $0) ($ Thousands)		1

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
0.188%, 12/03/09 (B)(C)	$175	175

Total U.S. Treasury Obligation (Cost $175) ($ Thousands)		175

CASH EQUIVALENT — 13.5%

United States — 13.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%**†	8,779,032	8,779

Total Cash Equivalent (Cost $8,779) ($ Thousands)		8,779

Total Investments — 99.0% (Cost $61,262)($ Thousands) ††		$64,520

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	81	Sep-2009	$50
FTSE 100 Index	3	Sep-2009	29
Hang Seng Index	1	Sep-2009	(3)
S&P TSE 60 Index	5	Sep-2009	(1)
SPI 200 Index	1	Sep-2009	12
Topix Index	3	Sep-2009	13

			$100

9	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2009

Percentages are based on a Net Assets of $65,190 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
‡	Real Estate Investment Trust
†	Investment in Affiliated Security.
††	At August 31, 2009, the tax basis cost of the Fund’s investments was $61,262 ($ Thousands), and the unrealized appreciation and depreciation were $6,431 ($ Thousands) and $(3,173) ($ Thousands) respectively.

ADR — American Depositary Receipt

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 27.6%
ACI TLB
7.650%, 05/13/14	$400	$408
Aeroflex
3.741%, 08/15/14	460	418
0.000%, 08/15/14 (G)	140	127
Affinion, Term B Loan
2.761%, 10/17/12	440	420
Allison Transmission, Ser B
3.030%, 08/07/14	698	597
Aramark
3.750%, 01/26/14	27	26
2.473%, 01/26/14	433	405
Asurion, Ser B
3.278%, 07/03/14	525	502
BBN Acquisitions
7.250%, 09/14/15	460	463
Biomet
3.575%, 03/25/15	439	423
Boise Paper Holdings, 2nd Lien
9.250%, 02/23/15	1,000	843
Boozal
7.500%, 07/02/15	112	112
Brickman Group Holdings, Tranche B
2.339%, 01/23/14	968	905
Burlington Coat Factory Warehouse, Ser C
2.540%, 05/28/13	594	516
Calpine, 1st Lien
3.475%, 03/29/14	1,277	1,172
CBRL Group, Ser B1
0.000%, 04/27/13 (G)	306	294
CBRL Group, Ser B2
0.000%, 04/26/13 (G)	19	18
Cebridge, Ser B, 2nd Lien
6.280%, 05/05/14	650	597
Cedar Fair
2.285%, 08/30/12	450	433
0.000%, 08/30/12 (G)	225	217
0.000%, 08/30/12 (G)	17	16
0.000%, 08/30/12 (G)	33	32
0.000%, 08/30/14 (G)	117	115
Celanese Holding, Ser B
2.345%, 04/02/14	460	438
Charter
0.000%, 03/05/14 (G)	160	148
Charter, Ser B
0.000%, 03/06/14 (G)	440	408
Cinemark USA
2.086%, 10/05/13	460	442
Community Health Systems
2.614%, 07/25/14	856	798
Community Health Systems (Delayed Draw)
2.511%, 07/25/14	44	41
CTV TLB, Ser B
3.098%, 12/27/14	440	429
Da Vita, Ser B-1
0.000%, 10/05/12 (G)	450	432
Dana
0.000%, 01/31/15 (G)	286	219
Dana, Ser B
0.000%, 01/31/15 (G)	38	29
Dealer Computer Services, 1st Lien
2.285%, 10/26/12	450	392
0.000%, 10/26/12 (G)	225	196
Delta Air Lines, 2nd Lien
2.276%, 04/30/14	3	2
Dex Media West
0.000%, 10/24/14 (G)	524	449
DIRECTV, Ser C
5.250%, 04/13/13	439	439
Discovery Communications, Ser A
0.000%, 05/14/14 (G)	525	532
DJO Finance, Ser B
3.400%, 05/20/14	183	175
Dollar General, Ser B-2
3.035%, 07/07/14	1,000	963
Dynegy Holdings
0.000%, 04/02/13 (G)	633	610
Dynegy Holdings, Ser B
0.000%, 04/02/13 (G)	52	50
Enterprise, Ser B
0.000%, 11/10/14 (G)	350	342
Federal Mogul, Ser C
0.000%, 12/27/15 (G)	236	177
FEMO, Term B Loan
0.000%, 12/27/14 (G)	464	347
Flextronics International, Ser A-3
2.535%, 10/01/14	309	277
Flextronics, Ser A-2
2.535%, 10/01/14	265	238
Freescale Semiconductor
12.500%, 12/15/14	475	446
Georgia Pacific, Ser B1
2.609%, 12/20/12	379	366
GPK
3.265%, 05/16/14	440	429
Hanesbrands, Ser B
5.240%, 09/05/13	440	441
Harrah’s Operating
3.504%, 01/28/15	475	383
Harrah’s Operating, Tranche B-2
3.504%, 01/28/15	250	202
HCA, Ser B
2.847%, 11/18/13	924	870
HCA, Ser B
2.847%, 11/18/13	88	83
Hertz
2.359%, 12/21/12	70	66
Hertz, Ser B
2.029%, 12/21/12	380	362
Hexion, Ser C-1
0.000%, 05/05/13 (G)	739	562
Hexion, Ser C-2
0.000%, 05/05/13 (G)	161	122
HMH Publishing, Ser B
5.263%, 06/10/14	599	464
Hub International
2.761%, 06/13/14	410	375
Hub International (Delayed Draw)
2.761%, 06/13/14	92	84

1	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Iasis Healthcare (Delayed Draw)
2.261%, 03/15/14	$111	$104
Iasis Healthcare (Synthetic)
2.310%, 03/15/14	30	28
Iasis Healthcare, Ser B
2.261%, 03/15/14	319	301
Inegrp, Ser B
0.000%, 12/16/13 (G)	600	461
Ineos Group
0.000%, 12/16/14 (G)	225	174
Ineos Group, Ser C
0.000%, 12/16/14 (G)	150	116
Ineos Group, Ser C2
0.000%, 12/16/14 (G)	225	174
Infor Enterprise Solution
0.000%, 03/02/14 (G)	141	78
Infor Enterprise Solution, 2nd Lien
0.000%, 03/02/14 (G)	315	175
Infor Global
0.000%, 07/28/12 (G)	230	193
Infor Global (Delayed Draw)
0.000%, 07/28/12 (G)	343	287
Infor Global, 1st Lien
0.000%, 07/28/12 (G)	131	110
Infor Global, Ser B
0.000%, 07/30/12 (G)	100	84
Integra Telecom, 1st Lien
10.500%, 08/31/13	123	120
0.000%, 08/31/13 (G)	450	442
Intelsat
3.276%, 02/01/14	1,050	903
Inverness Medical, 2nd Lien
0.000%, 06/26/15 (G)	440	420
Jetro Holdings
0.000%, 07/02/14 (G)	425	407
Knology
2.668%, 06/30/12	968	920
Lake at Las Vegas Joint Venture (D)
16.100%, 06/20/12	1,085	30
15.460%, 06/20/12	1,276	35
7.810%, 06/20/12	588	294
Lake at Las Vegas Joint Venture (Synthetic) (D)
16.100%, 06/20/12	120	3
Lamar Media, Ser B
0.000%, 09/30/12 (G)	350	347
Language Line, Ser B-1
3.850%, 05/14/11	450	443
Life Tech
5.250%, 11/21/15	1,087	1,098
MEG Energy (Delayed Draw)
2.600%, 03/30/13	74	69
MEG Energy, Ser C
2.600%, 03/30/13	365	339
Metro PCS Wireless, Tranche B
7.304%, 02/20/14	499	469
Metroflag, 2nd Lien (D)
11.250%, 01/06/09	1,500	75
Mylan Laboratories, Ser B
3.815%, 10/02/14	1,140	1,105
Nalco, Term B Loan
6.500%, 05/06/16	440	448
Navistar Financial
0.000%, 01/19/12 (G)	127	118
Navistar Financial, Ser B
0.000%, 01/19/12 (G)	348	323
Newpage, Ser B
0.000%, 12/21/14 (G)	525	485
Nielsen Finance, Tranche A
2.276%, 12/31/17	626	587
Niska
2.024%, 05/12/13	431	408
0.000%, 05/12/13 (G)	77	73
Niska (Delayed Draw)
2.023%, 05/12/13	29	28
Niska, Ser B
0.000%, 05/12/13 (G)	13	12
NRG
0.398%, 02/01/13	153	144
NRG Holdings, Ser B
2.009%, 02/01/13	286	270
Oshkosh, Ser B
6.623%, 12/06/13	432	430
Pinnacle Foods Group
3.031%, 04/02/14	980	904
Reable Therapeutics, Ser B
3.400%, 05/20/14	256	246
Regal Cinemas
4.348%, 10/27/13	354	351
Remax, Ser B2
0.000%, 12/17/12 (G)	150	145
Serena Software
2.629%, 03/10/13	522	482
Sirva Worldwide
9.464%, 05/12/12	108	43
Sirva Worldwide (Unfunded)
0.500%, 05/12/12	174	104
Sorenson Communications
15.000%, 06/30/14	450	326
Sorenson Communications, 2nd Lien
0.000%, 02/16/14 (G)	225	201
SunGard, Ser B
0.000%, 02/28/14 (G)	460	444
Texas Competitive Electric, Ser B-2
3.776%, 10/10/14	1,975	1,498
Thomson Learning, Term B Loan
2.760%, 07/05/14	598	515
Travelport
3.098%, 08/23/13	45	40
Travelport
2.761%, 08/23/13	146	131
Travelport, Ser B
2.883%, 08/23/13	248	222
Travelport, Ser C
10.500%, 08/23/13	160	161
United Surgical Partners (Delayed Draw)
2.270%, 04/19/14	84	77
United Surgical Partners, Ser B
2.384%, 04/19/14	366	338
Varietal
2.761%, 06/29/14	340	315

2	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Verint Systems
3.539%, 05/27/14	$1,864	$1,662
VWR International TLB
2.761%, 06/29/14	135	125
Wide Open West Finance, 1st Lien
4.614%, 06/30/14	550	490
WM Bolthouse Farms, 1st Lien
2.563%, 12/16/12	375	364
Wm. Wrigley Jr., Ser B
6.500%, 10/06/14	1,333	1,349

Total Loan Participations (Cost $50,264) ($ Thousands)		46,550

CORPORATE OBLIGATIONS — 9.6%

Consumer Discretionary — 0.2%
Macy’s Retail Holdings
5.350%, 03/15/12	225	214
Sirius XM Radio
9.750%, 09/01/15 (B)	90	90

		304

Consumer Staples — 0.2%
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (B)	450	384

Energy — 0.1%
Canadian Natural Resources
5.700%, 05/15/17	150	157

Financials — 6.6%
Ameriprise Financial
5.350%, 11/15/10	300	300
Banco Santander Chile
0.983%, 12/09/09 (A) (B)	450	449
Bank of America
0.809%, 09/22/09 (A)	500	503
0.791%, 10/30/09 (A)	200	202
Capital One Financial MTN
5.700%, 09/15/11	300	310
Capmark Financial Group
3.114%, 11/10/09 (A)	500	129
Citibank
0.680%, 10/12/09 (A)	785	787
Citigroup
0.902%, 12/09/09 (A)	300	230
Citigroup Funding
0.821%, 10/30/09 (A)	125	126
0.284%, 12/03/09 (A)	135	135
Everest Reinsurance Holdings
8.750%, 03/15/10	295	304
General Electric Capital
0.609%, 09/21/09 (A)	1,600	1,602
0.592%, 10/28/09 (A)	275	269
Genworth Global Funding Trusts MTN
5.200%, 10/08/10	400	395
GMAC
0.629%, 09/19/09 (A)	350	351
Hartford Financial Services Group
7.900%, 06/15/10	250	257
JPMorgan Chase
0.859%, 09/15/09 (A)	500	504
JPMorgan Chase Capital XXI, Ser U
1.433%, 11/02/09 (A)	550	347
Liberty Property LP
7.250%, 03/15/11 ‡	300	312
MBIA Insurance
14.000%, 01/15/10 (A) (B)	200	81
Monumental Global Funding
0.709%, 10/15/09 (A) (B)	450	374
Morgan Stanley
0.829%, 09/14/09 (A)	200	201
0.744%, 11/10/09 (A)	350	353
Morgan Stanley, Ser G
0.838%, 10/09/09 (A)	400	370
Prudential Financial MTN
5.100%, 12/14/11	300	307
Reinsurance Group of America
5.625%, 03/15/17	300	254
State Street
0.591%, 10/30/09 (A)	285	276
State Street Bank and Trust
0.829%, 09/15/09 (A)	295	296
Unitrin
6.000%, 05/15/17	260	209
4.875%, 11/01/10	300	293
VTB 24 Capital PLC, Ser E MTN
1.449%, 12/07/09 (A)	200	198
Wachovia
0.749%, 09/15/09 (A)	425	417

		11,141

Health Care — 0.1%
UnitedHealth Group
1.768%, 11/09/09 (A)	250	249

Industrials — 0.7%
Berry Plastics
5.259%, 10/15/09 (A)	460	415
Continental Airlines, Ser 061G
1.006%, 12/02/09 (A)	300	221
Language Line
11.125%, 06/15/12	500	508

		1,144

Materials — 0.4%
Verso Paper Holdings LLC
11.500%, 07/01/14 (B)	675	661

Telecommunication Services — 0.8%
Corning
6.050%, 06/15/15	300	302
PAETEC Holding
8.875%, 06/30/17 (B)	425	405
Telecom Italia Capital
1.120%, 10/19/09 (A)	300	295

3	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vodafone Group PLC
0.660%, 11/27/09 (A)	$300	$296

		1,298

Utilities — 0.5%
KeySpan
7.625%, 11/15/10	300	317
Ohio Power
0.758%, 04/05/10 (A)	270	269
Southern, Ser A
5.300%, 01/15/12	175	187

		773

Total Corporate Obligations (Cost $17,123) ($ Thousands)		16,111

ASSET-BACKED SECURITIES — 5.9%

Automotive — 2.3%
AmeriCredit Automobile Receivables Trust, Ser 2006-1, Cl B
5.200%, 03/06/11	48	48
AmeriCredit Automobile Receivables Trust, Ser 2007- CM, Cl A4A
5.550%, 04/07/14	500	500
Americredit Prime Automobile Receivable, Ser 2007-2M, Cl A3
5.220%, 06/08/12	388	395
Capital Auto Receivables Asset Trust, Ser 2007-1, Cl B
5.150%, 09/17/12	230	217
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A3A
5.020%, 09/15/11	123	125
Capital One Auto Finance Trust, Ser 2005-C, Cl A4A
4.710%, 06/15/12	63	64
Capital One Auto Finance Trust, Ser 2007-C, Cl A3A
5.130%, 04/16/12	325	327
Carmax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	50	37
Carmax Auto Owner Trust, Ser 2008-1, Cl A4B
1.573%, 09/15/09 (A)	485	475
Daimler Chrysler Auto Trust, Cl A3A
5.000%, 02/08/12	275	282
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3A
5.150%, 11/15/11	229	234
GE Dealer Floorplan Master Note Trust, Ser 2006-2, Cl C
0.703%, 09/21/09 (A)	120	64
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	105	80
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3B
0.673%, 09/15/09 (A)	84	84
Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	207	206
Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A3
5.030%, 05/16/11	102	104
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl B
0.573%, 09/15/09 (A)	25	23
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl C
0.873%, 09/15/09 (A)	45	42
Swift Master Auto Receivables Trust, Ser 2007-2, Cl A
0.923%, 09/15/09 (A)	430	410
USAA Auto Owner Trust, Ser 2007-2, Cl A3
4.900%, 02/15/12	137	140

		3,857

Credit Cards — 2.3%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.453%, 09/15/09 (A)	145	122
Bank of America Credit Card Trust, Ser 2007-B5, Cl B5
0.873%, 09/15/09 (A)	470	469
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.573%, 09/15/09 (A)	400	351
Chase Issuance Trust, Ser 2005- C2, Cl C2
0.713%, 09/15/09 (A)	400	358
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.896%, 10/07/09 (A)	500	450
Discover Card Master Trust, Cl A1
0.823%, 09/15/09 (A)	210	210
GE Capital Credit Card Master Note Trust, Cl A
5.080%, 09/15/12	1,000	998
GE Capital Credit Card Master Note Trust, Ser 2007-3, Cl C
0.573%, 09/15/09 (A)	500	439
Washington Mutual Master Note Trust, Ser 2006-C3A, Cl C3A
0.653%, 09/15/09 (A) (B)	535	533

		3,930

Mortgage Related Securities — 0.6%
First Franklin Mortgage Loan Asset, Ser 2006-FF18, Cl A2B
0.376%, 09/25/09 (A)	275	113
First Franklin Mortgage Loan Asset, Ser 2007-FF1, Cl M2
0.526%, 09/25/09 (A)	285	1
Morgan Stanley Capital I, Ser 2007-HE2, Cl M2
0.526%, 09/25/09 (A)	150	1

4	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl M1
0.716%, 09/25/09 (A)	$350	$230
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.676%, 09/25/09 (A)	370	61
Option One Mortgage Loan Trust, Ser 2005-3, Cl M1
0.736%, 09/25/09 (A)	330	125
Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.656%, 09/25/09 (A)	470	137
Option One Mortgage Loan Trust, Ser 2007-FXD2, Cl 2A1
5.900%, 03/25/37	152	141
Option One Mortgage Loan Trust, Ser 2007-HL1, Cl 2A1
0.405%, 09/25/09 (A)	119	101
Residential Asset Securities, Ser 2005-KS12, Cl M1
0.706%, 09/25/09 (A)	375	108
Securitized Asset-Backed Receivables LLC, Ser 2007-NC2, Cl M2
0.526%, 09/25/09 (A)	145	1

		1,019

Other Asset-Backed Securities — 0.7%
ACAS Business Loan Trust , Ser 2006-1A, Cl A
0.610%, 11/27/09 (A) (B)	405	314
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.290%, 11/16/09 (A) (B)	425	43
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B) (F)	400	325
Lambda Finance, Ser 2005-1A, Cl A3
0.670%, 11/16/09 (A) (B)	225	206
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.272%, 09/21/09 (A) (B)	214	180

		1,068

Total Asset-Backed Securities (Cost $12,827) ($ Thousands)		9,874

MORTGAGE-BACKED SECURITIES — 5.5%

Agency Mortgage-Backed Obligations — 0.6%
FNMA
4.750%, 04/19/10	1,000	1,026

Non-Agency Mortgage-Backed Obligations — 4.9%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (B)	250	227
Banc of America Funding, Ser 2005-F, Cl 4A1
5.309%, 10/20/09 (A)	457	330
Banc of America Funding, Ser 2006-D, Cl 3A1
5.581%, 10/20/09 (A)	377	282
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.783%, 09/15/09 (A) (B)	193	155
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
4.444%, 10/25/09 (A)	227	177
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-9, Cl A1
4.625%, 10/25/09 (A)	429	365
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2006-1, Cl A1
4.625%, 10/25/09 (A)	400	336
Bear Stearns Commercial Mortgage Securities, Ser 2001- TOP2, Cl A2
6.480%, 02/15/35	500	521
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl J
1.223%, 09/15/09 (A) (B)	155	10
Citigroup Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
4.900%, 10/25/09 (A)	426	337
Credit Suisse First Boston Mortgage Securities, Ser 2000- C1, Cl A2
7.545%, 04/15/62	239	244
Crown Castle Towers LLC, Ser 2006-1A, Cl E
6.065%, 11/15/36 (B)	380	372
Crusade Global Trust, Ser 2007-1, Cl A1
0.570%, 10/19/09 (A)	202	184
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
5.166%, 10/25/09 (A)	234	145
First Horizon Mortgage Pass- Through Certificate, Ser 2005-AR4, Cl 2A1
5.338%, 10/25/09 (A)	208	159
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
5.416%, 10/19/09 (A)	420	307
GS Mortgage Securities, Ser 2007-EOP, Cl K
1.326%, 10/06/09 (A) (B)	75	55
Harborview Mortgage Loan Trust, Ser 2005-14, Cl 3A1A
5.140%, 10/19/09 (A)	265	205
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
5.239%, 10/25/09 (A)	376	253
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
5.024%, 10/25/09 (A)	422	327
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-2, Cl 1A1
5.800%, 10/25/09 (A)	428	275

5	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 2A1
4.227%, 10/25/09 (A)	$365	$341
Merrill Lynch Mortgage Investors, Ser 2005-A9, Cl 2A1E
5.152%, 10/25/09 (A)	350	282
MLCC Mortgage Investors, Ser 2006-1, Cl 2A1
5.163%, 10/25/09 (A)	204	146
Morgan Stanley Capital I, Ser 2007-XLFA, Cl C
0.433%, 09/15/09 (A) (B)	240	70
MortgageIT Trust, Ser 2005-4, Cl A1
0.546%, 09/25/09 (A)	398	214
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
5.152%, 10/25/09 (A)	156	112
Residential Funding Mortgage Securities, Ser 2006-SA1, Cl 1A1
5.489%, 10/25/09 (A)	135	101
Residential Funding Mortgage Securities, Ser 2007-SA2, Cl 2A2
5.476%, 10/25/09 (A)	292	194
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
4.877%, 10/25/09 (A)	406	310
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR3, Cl A2
4.491%, 10/25/09 (A)	349	303
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
3.483%, 10/25/09 (A)	8	8
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
4.566%, 10/25/09 (A)	373	358
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
5.001%, 10/25/09 (A)	147	135
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
4.908%, 10/25/09 (A)	97	85
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A3
5.100%, 10/25/09 (A)	151	120
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 2A1
5.242%, 10/25/09 (A)	260	200

		8,245

Total Mortgage-Backed Securities (Cost $11,572) ($ Thousands)		9,271

EURODOLLAR — 0.1%

Sovereign — 0.1%
Republic of Trinidad & Tobago
9.875%, 10/01/09	150	151

Total EuroDollar (Cost $151) ($ Thousands)		151

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
FHLB
1.020%, 02/26/10	2,000	2,006
3.000%, 06/11/10	1,500	1,530
FHLB
1.375%, 05/16/11	1,500	1,512
FHLB
0.634%, 05/05/10 (C)	4,000	3,992
FNMA
3.000%, 07/12/10	1,000	1,022

Total U.S. Government Agency Obligations (Cost $10,028) ($ Thousands)		10,062

U.S. TREASURY OBLIGATION — 1.4%
U.S. Treasury Inflation Protection Securities
0.875%, 04/15/10	2,075	2,358

Total U.S. Treasury Obligation (Cost $2,365) ($ Thousands)		2,358

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100%*†	9,099,578	9,100

Total Cash Equivalent (Cost $9,100) ($ Thousands)		9,100

6	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 38.6%
SEI LIBOR Plus Portfolio †	10,420,126	$64,917

Total Affiliated Partnership (Cost $101,228) ($ Thousands)		64,917

REPURCHASE AGREEMENT (E) — 1.2%
BNP Paribus 0.220% dated 08/31/09, to be repurchased on 09/01/09, repurchase price $2,000,012 (collateralized by U.S. Government obligations, ranging in par value $1,514 - $616,609, 4.000% - 8.000%, 05/01/10 - 08/01/39, with total market value $2,040,001)	$2,000	2,000

Total Repurchase Agreement (Cost $2,000) ($ Thousands)		2,000

Total Investments — 101.3% (Cost $216,658)($ Thousands) ††		$170,394

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation)($ Thousands)
9/10/09	AUD	642	CHF	500	$(68)
9/10/09	AUD	4	USD	3	(1)
9/10/09	CHF	500	AUD	646	71
9/10/09	CHF	1,000	GBP	604	37
9/10/09	CHF	1,000	USD	850	(97)
9/10/09	GBP	616	CHF	1,000	(58)
9/10/09	GBP	598	JPY	85,000	(57)
9/10/09	GBP	277	SGD	600	(35)
9/10/09	JPY	85,000	GBP	589	44
9/10/09	JPY	42,000	NZD	826	113
9/10/09	NZD	756	JPY	42,000	(65)
9/10/09	NZD	70	USD	39	(9)
9/10/09	SGD	600	GBP	272	28
9/10/09	USD	855	CHF	1,000	92
9/10/09	USD	37	GBP	26	5

					—

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(7)	Dec-2009	$(5)
U.S. 2-Year Treasury Note	(36)	Dec-2009	(18)
U.S. 5-Year Treasury Note	(19)	Dec-2009	(11)
U.S. Long Treasury Bond	(3)	Dec-2009	(2)

			$(36)

Percentages are based on a Net Assets of $168,158 ($ Thousands)

*	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2009. The date reported on the Schedule of Investments is the next reset date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(D)	Security in default on interest payments.
(E)	Tri-Party Repurchase Agreement.
(F)	Securities considered illiquid. The total value of such securities as of August 31, 2009 was $325($ Thousands) and represented 0.2% of net assets.
(G)	Unsettled Loan Participation. Interest rate not available.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund's investments was $216,658 ($ Thousands), and the unrealized appreciation and depreciation were $1,176 ($ Thousands) and $(47,440) ($ Thousands) respectively.

AUD — Australian Dollar

CHF — Swiss Franc

Cl — Class

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

NZD — New Zealand Dollar

PCS — Personal Communications Service

PLC — Public Limited Company

Ser — Series

SGD — Singapore Dollar

USD — United States Dollar

Amounts designated as “—” are $O or have been rounded to $O.

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 52.3%
Agency Mortgage-Backed Obligations — 35.8%
FHLMC TBA
5.500%104, 10/15/37	$45,000	$46,716
FHLMC
7.500%, 08/01/30 to 09/01/38	1,950	2,140
7.000%, 11/01/15 to 09/01/25	200	219
6.500%, 06/01/17 to 09/01/38	40,932	43,768
6.000%, 10/01/19 to 08/01/38	50,276	53,302
5.500%, 12/01/13 to 01/01/38	194,030	203,283
5.000%, 04/18/17 to 12/01/34	45,723	47,911
4.000%, 10/01/33	1,779	1,741
FHLMC ARM
6.716%, 11/15/09 (A)	3,838	4,082
6.702%, 11/15/09 (A)	2,023	2,152
6.689%, 11/15/09 (A)	4,848	5,187
6.606%, 11/15/09 (A)	1,335	1,404
6.558%, 11/15/09 (A)	2,472	2,607
6.508%, 11/15/09 (A)	1,848	1,951
6.487%, 11/15/09 (A)	868	926
6.435%, 11/15/09 (A)	15,069	16,066
6.371%, 11/15/09 (A)	1,588	1,678
6.266%, 11/15/09 (A)	3,901	4,133
6.255%, 11/15/09 (A)	1,428	1,516
6.239%, 11/15/09 (A)	1,527	1,611
6.173%, 11/15/09 (A)	2,047	2,174
6.170%, 11/15/09 (A)	1,230	1,299
6.156%, 11/15/09 (A)	915	961
6.146%, 11/15/09 (A)	6,585	6,998
6.081%, 11/15/09 (A)	2,153	2,281
6.054%, 11/15/09 (A)	1,348	1,424
6.017%, 11/15/09 (A)	1,419	1,495
6.012%, 11/15/09 (A)	695	732
6.006%, 11/15/09 (A)	876	926
5.999%, 11/15/09 (A)	2,069	2,168
5.992%, 11/15/09 (A)	2,587	2,737
5.977%, 11/15/09 (A)	13	14
5.971%, 11/15/09 (A)	492	516
5.957%, 11/15/09 (A)	2,038	2,149
5.956%, 11/15/09 (A)	6,437	6,797
5.910%, 11/15/09 (A)	499	527
5.896%, 11/15/09 (A)	10,352	10,939
5.862%, 11/15/09 (A)	659	693
5.820%, 11/15/09 (A)	3,310	3,491
5.815%, 11/15/09 (A)	1,463	1,543
5.810%, 11/15/09 (A)	1,699	1,792
5.770%, 11/15/09 (A)	930	977
5.765%, 11/15/09 (A)	1,391	1,462
5.730%, 11/15/09 (A)	1,419	1,495
5.565%, 11/15/09 (A)	1,203	1,258
5.558%, 10/25/09 (A)	4,873	5,114
5.542%, 11/15/09 (A)	2,908	3,039
5.432%, 11/15/09 (A)	1,933	2,027
5.105%, 11/15/09 (A)	5,005	5,232
FHLMC CMO, Cl IA
7.000%, 10/15/21	426	453
FHLMC CMO, Cl LK
0.643%, 09/15/09 (A)	968	944
FHLMC CMO, Cl SV
8.591%, 09/15/09 (A)	410	410
FHLMC CMO, Cl A
6.123%, 11/15/09 (A)	1,151	1,212
FHLMC CMO, Cl SJ
8.741%, 09/15/09 (A)	719	606
FHLMC CMO, Cl XF
0.623%, 09/15/09 (A)	1,194	1,133
FHLMC CMO, Cl 3A
7.000%, 02/25/43	871	954
FHLMC CMO, IO
7.427%, 09/15/09 (A)	2,499	234
6.317%, 09/15/09 (A)	1,436	126
6.177%, 09/15/09 (A)	1,820	187
5.927%, 09/15/09 (A)	5,868	536
1.335%, 09/15/11	4,969	67
0.000%, 10/15/33 to 08/15/34	988	751
FHLMC CMO, Cl 2A
6.974%, 10/25/09 (A)	945	1,031
FHLMC CMO, Cl PG
5.500%, 09/15/35	279	298
FHLMC CMO, Cl 4A
7.500%, 09/25/43	1,073	1,202
FHLMC CMO, Cl SA
14.350%, 09/15/09 (A)	1,109	1,245
FHLMC CMO, Cl A5
7.500%, 02/25/42	1,289	1,434
FHLMC CMO, Ser 1, Cl Z
9.300%, 04/15/19	29	32
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	11,530	12,371
FHLMC CMO, Ser 1983, Cl Z
6.500%, 12/15/23	1,372	1,460
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	1,897	2,017
FHLMC CMO, Ser 2312, Cl Z
6.500%, 05/15/31	1,410	1,500
FHLMC CMO, Ser 2389, Cl CD
6.000%, 03/15/16	436	439
FHLMC CMO, Ser 2542, Cl ES
5.000%, 12/15/17	1,000	1,063
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	4,137	4,358
FHLMC CMO, Ser 2590, Cl NU
5.000%, 06/15/17	1,000	1,055
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	1,346	1,418
FHLMC CMO, Ser 2631, Cl MC
5.000%, 02/15/32	484	502
FHLMC CMO, Ser 2671, Cl S
14.258%, 09/15/09 (A)	581	654
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	2,291	2,329
FHLMC CMO, Ser 2684, Cl SN
26.886%, 09/15/09 (A)	200	220
FHLMC CMO, Ser 2690, Cl TV
4.500%, 11/15/25	1,800	1,825

1	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	$648	$660
FHLMC CMO, Ser 2733, Cl ME
5.000%, 01/15/34	6,302	6,554
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	1,557	1,557
FHLMC CMO, Ser 2778, Cl JD
5.000%, 12/15/32	1,974	2,040
FHLMC CMO, Ser 2790, Cl TN
4.000%, 05/15/24	2,779	2,735
FHLMC CMO, Ser 2827, Cl CS
15.750%, 09/15/09 (A)	150	153
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	1,740	1,831
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	954	944
FHLMC CMO, Ser 2945, Cl SA
11.803%, 09/15/09 (A)	3,953	4,416
FHLMC CMO, Ser 2981, Cl FA
0.673%, 09/15/09 (A)	1,139	1,104
FHLMC CMO, Ser 2985, Cl JR
4.500%, 06/15/25	4,161	4,211
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	1,145	1,223
FHLMC CMO, Ser 3076, Cl MP
0.000%, 10/15/30	193	191
FHLMC CMO, Ser 3167, Cl QA
6.000%, 10/15/26	460	464
FHLMC CMO, Ser 3195, Cl PD
6.500%, 07/15/36	2,500	2,701
FHLMC CMO, Ser 3202, Cl HI, IO
6.377%, 09/15/09 (A)	1,502	189
FHLMC CMO, Ser 3263, Cl WE
0.000%, 10/15/09 (A)	203	192
FHLMC CMO, Ser 3273, Cl TH
7.500%, 10/15/09 (A)	234	234
FHLMC CMO, Ser 3312, Cl BP
5.500%, 01/15/31	300	310
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	2,533	2,571
FHLMC CMO, Ser 3387, Cl SA, IO
6.147%, 09/15/09 (A)	1,502	136
FHLMC CMO, Ser 3465, Cl HA
4.000%, 07/15/17	5,577	5,782
FHLMC STRIPS CMO, IO
10.000%, 03/01/21	1	—
FNMA TBA
6.500%, 10/01/37	14,000	14,910
6.000%, 10/20/21 to 10/01/37	6,500	6,753
5.500%, 10/15/22 to 10/01/38	51,100	53,289
4.500%, 09/15/33	2,800	2,815
FNMA
8.000%, 04/01/15 to 07/01/36	684	749
7.500%, 06/01/30 to 11/01/38	1,895	2,076
7.000%, 12/01/15 to 06/01/35	11,273	12,401
6.500%, 05/01/17 to 12/01/37	57,620	61,750
6.000%, 03/01/19 to 08/01/37	173,821	183,808
5.500%, 04/01/14 to 08/01/37	238,770	251,684
5.000%, 02/13/17	5,480	5,480
5.000%, 02/01/20 to 11/01/36	137,025	141,751
4.500%, 07/01/20 to 04/01/38	37,988	38,860
4.000%, 04/01/19 to 11/01/20	4,182	4,242
FNMA ARM
6.637%, 10/25/09 (A)	2,584	2,743
6.606%, 10/25/09 (A)	1,221	1,292
6.347%, 10/25/09 (A)	1,045	1,112
6.327%, 10/25/09 (A)	1,232	1,311
6.277%, 10/25/09 (A)	5,623	5,917
6.272%, 10/25/09 (A)	962	1,018
6.232%, 10/25/09 (A)	1,673	1,777
6.227%, 10/25/09 (A)	3,056	3,226
6.205%, 10/25/09 (A)	2,836	3,012
6.200%, 10/25/09 (A)	924	977
6.130%, 10/25/09 (A)	1,878	1,988
6.121%, 10/25/09 (A)	804	852
6.113%, 10/25/09 (A)	1,348	1,427
6.083%, 10/25/09 (A)	1,335	1,411
6.038%, 10/25/09 (A)	1,088	1,151
6.020%, 10/25/09 (A)	1,650	1,745
6.017%, 10/25/09 (A)	2,023	2,140
6.011%, 10/25/09 (A)	2,444	2,571
5.981%, 10/25/09 (A)	1,684	1,779
5.966%, 10/25/09 (A)	2,857	3,018
5.939%, 10/25/09 (A)	1,986	2,098
5.925%, 10/25/09 (A)	1,041	1,099
5.923%, 10/25/09 (A)	740	780
5.917%, 10/25/09 (A)	1,356	1,429
5.888%, 10/25/09 (A)	4,506	4,750
5.886%, 10/25/09 (A)	2,798	2,945
5.884%, 10/25/09 (A)	1,381	1,457
5.840%, 11/15/09 (A)	2,794	2,939
5.773%, 10/25/09 (A)	13,332	14,035
5.766%, 10/25/09 (A)	3,309	3,477
5.748%, 10/25/09 (A)	2,146	2,267
5.747%, 10/25/09 (A)	123	130
5.690%, 10/25/09 (A)	3,154	3,321
5.689%, 10/25/09 (A)	829	873
5.682%, 10/25/09 (A)	5,577	5,857
5.622%, 10/25/09 (A)	9,214	9,638
5.614%, 10/25/09 (A)	1,255	1,313
5.597%, 10/25/09 (A)	1,752	1,840
5.577%, 10/25/09 (A)	2,925	3,078
5.512%, 11/15/09 (A)	3,668	3,867
5.505%, 10/25/09 (A)	1,030	1,081
3.189%, 10/25/09 (A)	1,943	1,967
3.183%, 10/25/09 (A)	3,871	3,918
3.167%, 10/25/09 (A)	1,934	1,957
3.159%, 10/25/09 (A)	1,996	2,020
FNMA CMO, PO
7.384%, 09/25/09 (A)	2,163	174
6.884%, 09/25/09 (A)	3,889	427
5.834%, 09/25/09 (A)	3,468	338
5.644%, 09/25/09 (A)	4,070	384

2	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.666%, 09/25/09 (A)	$1,113	$1,084
0.642%, 10/25/09 (A)	6,094	95
0.566%, 09/25/09 (A)	764	733
0.000%, 05/25/22 to 07/25/36	4,105	3,516
FNMA CMO, Cl MA
8.000%, 08/25/22	1,255	1,366
FNMA CMO, Cl Z
7.000%, 07/25/23	2,200	2,389
FNMA CMO, Cl FA
0.666%, 09/25/09 (A)	2,441	2,393
FNMA CMO, Cl SB
23.043%, 09/25/09 (A)	298	371
16.211%, 09/25/09 (A)	1,001	1,151
FNMA CMO, Cl XT
4.500%, 12/25/17	1,707	1,756
FNMA CMO, Cl ZE
7.500%, 09/25/21	390	425
FNMA CMO, Cl M
8.000%, 09/25/22	1,026	1,128
FNMA CMO, Cl BA
7.000%, 10/25/41 to 03/25/45	1,870	2,040
4.500%, 04/25/19	2,120	2,212
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	892	980
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 09/25/09 (A)	407	488
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	1,438	1,556
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	1,303	1,430
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	969	1,039
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	2,727	2,876
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	20,176	21,777
FNMA CMO, Ser 2002-10, Cl SB
18.563%, 09/25/09 (A)	234	282
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	2,379	2,488
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	230	233
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	660	665
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	1,439	1,535
FNMA CMO, Ser 2003-3, Cl HJ
5.000%, 02/25/18	1,000	1,061
FNMA CMO, Ser 2003-50, Cl QJ
5.000%, 08/25/28	396	404
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,626
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	1,545	1,635
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	916	979
FNMA CMO, Ser 2005-69, Cl JM
4.500%, 08/25/25	1,801	1,811
FNMA CMO, Ser 2005-74, Cl CS
19.290%, 09/25/09 (A)	780	949
FNMA CMO, Ser 2006-33, Cl LS
28.955%, 09/25/09 (A)	634	866
FNMA CMO, Ser 2006-46, Cl SW
23.225%, 09/25/09 (A)	695	908
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	3,664	3,713
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	1,417	1,459
FNMA CMO, Ser 2007-39, Cl NA
4.250%, 01/25/37	205	211
FNMA CMO, Ser 2007-92, Cl YS, IO
5.514%, 09/25/09 (A)	3,250	336
FNMA CMO, Ser 2008-22, Cl SI
6.164%, 09/25/09 (A)	23,000	2,492
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,572
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,664
FNMA CMO, Ser 2008-66, Cl B
5.000%, 08/25/23	669	699
FNMA Grantor Trust CMO, Cl 1A3
7.000%, 02/25/44	1,056	1,151
FNMA Grantor Trust CMO, Cl B
5.763%, 12/25/11	727	777
FNMA Grantor Trust CMO, Cl A2
7.500%, 12/25/41	2,932	3,213
7.000%, 07/25/42	859	936
FNMA Grantor Trust CMO, Cl A1
7.500%, 06/25/30	1,268	1,389
FNMA Interest STRIP CMO, IO
7.000%, 01/01/32	1,228	243
6.500%, 02/01/33	2,047	352
FNMA Whole Loan CMO, Cl 1A3
7.500%, 12/25/45	509	566
FNMA Whole Loan CMO, Cl 2A2
7.000%, 02/25/44	1,507	1,644
FNMA Whole Loan CMO, Cl 2A
7.500%, 12/25/42	447	498
FNMA Whole Loan CMO, Cl 3A
6.500%, 09/25/42	964	1,042
FNMA Whole Loan CMO, Cl 2A9
5.900%, 07/25/42	1,949	2,036
FNMA Whole Loan CMO
37.586%, 09/25/09 (A)	176	257
FNMA Whole Loan CMO, Cl 1AF1
0.526%, 09/25/09 (A)	1,815	1,738
0.486%, 09/25/09 (A)	1,204	1,158
FNMA Whole Loan CMO, Cl 2A1
6.500%, 02/25/44	1,104	1,193
GNMA
9.500%, 12/15/20	12	14
7.500%, 09/20/38	610	656
7.000%, 04/15/26 to 06/15/35	5,490	6,012
6.500%, 01/15/24 to 02/15/39	19,920	21,371
6.000%, 11/15/23 to 02/15/35	40,108	42,657

3	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 05/15/33 to
11/15/35	$34,056	$35,274
GNMA TBA
5.000%, 10/01/33	8,500	8,713
4.500%, 09/15/39 to 10/15/39	63,665	64,087
GNMA CMO, Cl SB
7.358%, 09/17/09(A)	487	492
GNMA CMO, Cl Z
6.500%, 12/20/31	1,781	1,981
GNMA CMO, Cl MV
6.000%, 04/20/20	1,483	1,588
GNMA CMO, Cl ST
7.000%, 09/20/09(A)	610	601
GNMA CMO, IO
7.427%, 09/16/09(A)	1,816	181
7.328%, 09/20/09(A)	2,073	221
6.887%, 09/16/09(A)	2,699	335
6.500%, 03/20/39	1,902	271
6.478%, 09/20/09(A)	3,233	273
6.378%, 09/20/09(A)	3,141	330
6.368%, 09/20/09(A)	2,067	194
6.277%, 09/16/09(A)	910	108
6.258%, 09/20/09(A)	2,119	178
6.228%, 09/20/09(A)	3,060	283
6.028%, 09/20/09(A)	7,266	769
6.000%, 05/20/39	860	116
5.998%, 09/20/09(A)	4,787	361
5.928%, 09/20/09(A)	7,979	629
5.828%, 09/20/09(A)	2,686	268
5.808%, 09/20/09(A)	1,832	150
5.500%, 11/16/37	1,890	309
1.000%, 09/16/09(A)	3,852	61
0.473%, 09/16/09(A)	1,214	1,173
GNMA CMO, Ser 2001-18, Cl WH
31.395%, 09/20/09(A)	162	242
GNMA CMO, Ser 2001-22, Cl PS
20.299%, 09/17/09(A)	1,201	1,529
GNMA CMO, Ser 2002-51, Cl SG
31.319%, 09/20/09(A)	153	198
GNMA CMO, Ser 2002-57, Cl SB
108.408%, 08/16/32	111	338
GNMA CMO, Ser 2002-69, Cl SC
15.901%, 09/20/09(A)	528	580
GNMA CMO, Ser 2003-60, Cl GS
11.962%, 09/16/09(A)	238	251
GNMA CMO, Ser 2003-82, Cl IO, IO
5.500%, 03/20/29	148	—
GNMA CMO, Ser 2003-86, Cl ZK
5.000%, 10/20/33	11,639	11,828
GNMA CMO, Ser 2004-80, Cl IP, IO
5.500%, 07/20/34	1,832	30
GNMA CMO, Ser 2004-87, Cl LI, IO

5.000%, 12/20/28	1,377	22
GNMA CMO, Ser 2005-7, Cl JM
16.121%, 09/18/09(A)	507	592
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	1,723	1,792
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	89	12

		1,806,067

Non-Agency Mortgage-Backed Obligations — 16.5%
American Home Mortgage Assets,
1Ser 2006-5, Cl A1 1.971%, 10/25/09 (A)	1,772	656
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.391%, 09/25/09 (A)	14,869	7,032
American Tower Trust, Ser 2007- 1A, Cl AFX
5.420%, 04/15/37 (B)	3,409	3,239
ASG Resecuritization Trust
6.000%, 06/28/37 (B)	1,935	1,873
5.843%, 10/24/09 (A) (B)	1,270	1,226
5.595%, 10/26/09 (A) (B)	2,099	1,963
Asset Securitization, 1996-D3, Cl A2
7.774%, 09/13/09 (A)	2,159	2,339
Banc of America Alternative Loan Trust, 2003-11, Cl 1A1
6.000%, 01/25/34	435	414
Banc of America Alternative Loan Trust, 2003-11, Cl 2A1
6.000%, 01/25/34	904	860
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	660	608
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.254%, 10/25/09 (A)	336	290
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.476%, 10/25/09 (A)	506	313
Banc of America Commercial Mortgage, Cl A2
5.309%, 10/10/45	3,669	3,603
5.001%, 10/10/45	1,423	1,450
Banc of America Commercial Mortgage, 2006-3, Cl A4
5.889%, 10/10/09 (A)	1,080	891
Banc of America Commercial Mortgage Securities, Ser 2002- PB2, Cl B
6.309%, 06/11/35	1,075	1,084
Banc of America Commercial Mortgage Securities, Ser 2003- 1, Cl A2
4.648%, 09/11/36	2,397	2,414
Banc of America Commercial Mortgage Securities, Ser 2003- 1, Cl A1
3.878%, 09/11/36	3,640	3,683
Banc of America Commercial Mortgage Securities, Ser 2004- 2, Cl A5
4.580%, 11/10/38	564	532

4	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage Securities, Ser 2005- 3, Cl A4
4.668%, 07/10/43	$8,860	$8,238
Banc of America Commercial Mortgage Securities, Ser 2005- 5, Cl A4
5.115%, 10/10/09 (A)	1,190	1,121
Banc of America Commercial Mortgage Securities, Ser 2006- 4, Cl A4
5.634%, 07/10/46	16,090	14,440
Banc of America Commercial Mortgage, Ser 2004-2, Cl A3
4.050%, 11/10/38	1,299	1,299
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 10/10/09 (A)	500	451
Banc of America Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/47	1,054	1,055
Banc of America Commercial Mortgage, Ser 2007-2, Cl A2
5.634%, 10/10/09 (A)	7,907	7,790
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	741	661
Banc of America Funding, Ser 2005-B, Cl 2A1
5.083%, 10/20/09 (A)	5,152	3,534
Banc of America Mortgage Securities, 2004-5, Cl 4A1
4.750%, 06/25/19	540	528
Banc of America Mortgage Securities, 2004-9, Cl 3A1
6.500%, 09/25/32	325	325
Banc of America Mortgage Securities, 2003-3, Cl 2A1
0.816%, 09/25/09 (A)	624	595
BCAP LLC Trust, 2009-RRS, Cl 8A1
5.500%, 11/26/34 (B)	1,567	1,465
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.285%, 10/25/09 (A)	3,662	3,393
Bear Stearns Alt-A Trust, 2005-2, Cl 2A4
4.632%, 10/25/09 (A)	285	175
Bear Stearns Asset Backed Securities Trust, Ser 2006-AC1,
Cl 1A1
5.750%, 02/25/36 (F)	2,457	1,686
Bear Stearns Commercial Mortgage Securities, 2006-T24, Cl A4
5.537%, 10/12/41	300	275
Bear Stearns Commercial Mortgage Securities, 2004-T16, Cl A6
4.750%, 10/13/09 (A)	892	865
Bear Stearns Commercial Mortgage Securities, 2005- PWR9, Cl AAB
4.804%, 09/11/42	$1,280	$1,287
Bear Stearns Commercial Mortgage Securities, 2007- PW18, Cl AM
6.084%, 10/11/09 (A)	885	578
Bear Stearns Commercial Mortgage Securities, 2002- TOP6, Cl A2
6.460%, 10/15/36	1,329	1,396
Bear Stearns Commercial Mortgage Securities, Ser 2000- WF1, Cl A2
7.780%, 10/15/09 (A)	3,034	3,059
Bear Stearns Commercial Mortgage Securities, Ser 2001- TOP4, Cl A3
5.610%, 11/15/33	1,709	1,771
Bear Stearns Commercial Mortgage Securities, Ser 2002- TOP8, Cl A2
4.830%, 08/15/38	3,071	3,124
Bear Stearns Commercial Mortgage Securities, Ser 2003- T-12, Cl A3
4.240%, 10/13/09 (A)	975	980
Bear Stearns Commercial Mortgage Securities, Ser 2004- PWR6, Cl A6
4.825%, 11/11/41	637	613
Bear Stearns Commercial Mortgage Securities, Ser 2005- T20, Cl A4A
5.298%, 10/12/09 (A)	6,500	6,456
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW10, Cl A4
5.405%, 10/11/09 (A)	889	877
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW17, Cl A3
5.736%, 06/11/50	2,640	2,393
Chase Mortgage Finance
0.716%, 09/25/09 (A)	1,525	1,513
0.000%, 10/25/18	424	300
Chase Mortgage Finance, Ser 2005-A1, 2005-A1, Cl 2A3
5.238%, 10/25/09 (A)	13,166	8,905
Citicorp Mortgage Securities,
2004-3, Cl A8
5.250%, 05/25/34	789	788
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.916%, 10/15/09 (A)	3,525	3,291
Citigroup Mortgage Loan Trust
2009-5, Cl 8A1
6.000%, 06/25/36 (B)	1,521	1,399
Citigroup Mortgage Loan Trust, Ser 2005-11, Cl A3
4.900%, 10/25/09 (A)	7,037	5,265

5	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 09/17/09 (A)	$6,991	$7,432
Commercial Mortgage Asset Trust, Ser 1999-C2, Cl A2
7.546%, 09/17/09 (A)	132	133
Commercial Mortgage Loan Trust, 2008-LS1, Cl AJ
6.220%, 10/10/09 (A)	1,210	534
Commercial Mortgage Loan Trust,
Ser 2008-LS1, Cl A4B
6.220%, 10/10/09 (A)	9,920	7,965
Commercial Mortgage Pass
Through Certificates, 2004-
LB3A, Cl A5
5.446%, 10/10/09 (A)	1,876	1,830
Commercial Mortgage Pass
Through Certificates, Ser 2004-
LB2A, Cl A4
4.715%, 03/10/39	3,361	3,325
Commercial Mortgage Pass
Through Certificates, Ser 2005-
LP5, Cl A4
4.982%, 10/10/09 (A)	600	568
Commercial Mortgage Pass-
Through Certificates ,
Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	5,564	5,809
Countrywide Alternative Loan
Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	2,948	2,774
Countrywide Alternative Loan
Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	2,542	2,090
Countrywide Alternative Loan
Trust, Ser 2004-32CB, Cl 2A3,
IO
4.834%, 09/25/09 (A)	50,745	5,189
Countrywide Alternative Loan
Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	532	517
Countrywide Alternative Loan
Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/31	1,710	1,521
Countrywide Alternative Loan
Trust, Ser 2005-27, Cl 3A2
2.151%, 08/25/35 (A)	1,142	485
Countrywide Alternative Loan
Trust, Ser 2005-27, Cl 2A1
2.401%, 10/25/09 (A)	4,320	1,977
Countrywide Alternative Loan
Trust, Ser 2005-56, Cl 4A1
0.576%, 09/25/09 (A)	8,289	4,429
Countrywide Alternative Loan
Trust, Ser 2005-59, Cl 1A1
0.616%, 09/22/09 (A)	9,977	5,173
Countrywide Alternative Loan
Trust, Ser 2005-72, Cl A1
0.536%, 09/25/09 (A)	3,202	1,619
Countrywide Alternative Loan
Trust, Ser 2006-0A9, Cl 2A1A
0.483%, 09/21/09 (A)	656	289
Countrywide Alternative Loan
Trust, Ser 2006-OA11, Cl A4
0.456%, 09/25/09 (A)	10,586	4,555
Countrywide Home Loan
Mortgage Pass Through Trust,
2004-2, Cl 2A1
3.699%, 09/25/34 (A)	99	69
Countrywide Home Loan
Mortgage Pass Through Trust,
2003-49, Cl A3
3.697%, 10/19/09 (A)	23	22
Countrywide Home Loan
Mortgage Pass Through Trust,
2003-J1, Cl A6
5.250%, 09/25/33	1,000	1,006
Countrywide Home Loan
Mortgage Pass Through Trust,
Ser 2003-56, Cl 6A1
5.297%, 10/25/09 (A)	683	573
Countrywide Home Loan
Mortgage Pass Through Trust,
Ser 2003-J7, Cl 4A3
9.430%, 09/25/09 (A)	305	265
Countrywide Home Loan
Mortgage Pass Through Trust,
Ser 2004-8, Cl 2A1
4.500%, 06/25/19	2,178	2,130
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2005-20, Cl A7
5.250%, 10/25/35	825	584
Countrywide Home Loan
Mortgage Pass-Through Trust,
Ser 2005-R3, Cl AF
0.666%, 09/25/09 (A) (B)	8,163	5,407
Credit Suisse First Boston
Mortgage Securities , Ser 2001-
CK1, Cl A3
6.380%, 12/18/35	1,207	1,252
Credit Suisse First Boston
Mortgage Securities , Ser 2002-
CKS4, Cl A1
4.485%, 11/15/36	78	79
Credit Suisse First Boston
Mortgage Securities , Ser 2005-
C6, Cl A4
5.230%, 10/15/09 (A)	22,220	20,979
Credit Suisse First Boston
Mortgage Securities, Ser 2001-
CF2, Cl A4
6.505%, 02/15/34	2,107	2,185
Credit Suisse First Boston
Mortgage Securities, Ser 2001-
CKN5, Cl A4
5.435%, 09/15/34	3,335	3,436
Credit Suisse First Boston
Mortgage Securities, Ser 2002-
CKS4, Cl A2
5.183%, 11/15/36	6,381	6,578

6	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2002- CP5, Cl A2
4.940%, 12/15/35	$955	$987
Credit Suisse First Boston Mortgage Securities, Ser 2003- C5, Cl A4
4.900%, 10/15/09 (A)	1,475	1,478
Credit Suisse First Boston Mortgage Securities, Ser 2003- CK2, Cl A4
4.801%, 03/15/36	1,215	1,246
Credit Suisse First Boston Mortgage Securities, Ser 2003- CPN1, Cl A2
4.597%, 03/15/35	851	842
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.846%, 10/15/09 (A)	600	528
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	374	369
CS First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	741	713
CS First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 10/15/09 (A)	1,333	1,289
CS First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
3.639%, 10/25/09 (A)	1,017	924
CS First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.107%, 10/25/09 (A)	376	352
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	7,040	5,649
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	853	881
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.679%, 09/21/09 (A)	2,343	533
DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1A
1.971%, 10/19/09 (A)	455	171
FHLMC ARM
6.039%, 11/15/09 (A)	3,539	3,734
FHLMC Multifamily Structured Pass Through Certificates, Cl AAB
4.768%, 05/25/18	2,824	2,937
First Horizon Alternative Mortgage Securities, Ser 2006-FA6, Cl 2A10
6.000%, 11/25/36 (I)	1,187	925
First Union National Bank Commercial Mortgage, Ser 1999-C4, Cl A2
7.390%, 12/15/31	14	14
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl A2
7.202%, 10/15/32	1,673	1,730
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	926	930
FNMA
8.000%, 11/01/37	3,797	4,130
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.513%, 10/10/09 (A)	4,128	3,863
GE Capital Commercial Mortgage, Ser 2001-2, Cl A3
6.030%, 08/11/33	596	606
GE Capital Commercial Mortgage, Ser 2001-3, Cl A1
5.560%, 06/10/38	52	54
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,562	1,644
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A3A
5.513%, 10/10/09 (A)	14,500	13,951
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	5,060	3,661
GMAC Commercial Mortgage Securities, Ser 2000-C1, Cl A2
7.724%, 10/15/09 (A)	4,270	4,303
GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	3,009	3,080
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.668%, 10/10/09 (A)	1,259	1,293
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	5,138	5,162
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 10/10/09 (A)	700	639
GMAC Mortgage Loan Trust, Ser 2005-AR5, Cl 3A1
5.054%, 10/19/09 (A)	260	210
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	426	423
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
5.228%, 10/19/09 (A)	1,175	991
Greenpoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.346%, 09/25/09 (A)	15,216	8,476
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl AAB
5.190%, 10/10/09 (A)	335	335
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 10/10/09 (A)	2,491	2,259

7	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.116%, 10/10/09 (A)	$10,875	$9,496
GS Mortgage Securities II, Ser 2006-GG6, Cl A2
5.506%, 10/10/09 (A)	460	462
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 10/05/09 (A) (B)	5,378	5,654
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	6,191	6,272
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 10/10/09 (A)	1,000	878
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 10/19/09 (A) (B)	5	4
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.616%, 09/25/09 (A) (B)	3,189	2,046
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.666%, 09/25/09 (A) (B)	2,336	2,017
Harborview Mortgage Loan Trust, Ser 2005-01, Cl X, IO
2.980%, 03/19/35	11,692	223
Harborview Mortgage Loan Trust, Ser 2005-12, Cl X2B, IO
2.796%, 10/19/09 (A)	23,014	575
Heller Financial Commercial Mortgage Asset, Ser 1999-PH1, Cl C
7.185%, 10/15/09 (A)	183	182
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	412	367
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.616%, 09/25/09 (A)	845	501
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
6.187%, 10/25/09 (A)	2,316	1,635
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- LDPX, Cl A2S
5.305%, 01/15/49	5,032	4,873
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.061%, 10/25/09 (A)	3,107	2,959
JP Morgan Mortgage Trust, Ser 2006-A3, Cl 6A1
4.067%, 10/25/09 (A)	1,380	1,257
JP Morgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.334%, 10/25/09 (A)	360	268
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 10/25/09 (A)	11,300	4,618
JPMorgan Chase Commercial Mortgage Securities, Ser 2002- CIB4, Cl A3
6.162%, 05/12/34	5,265	5,533
JPMorgan Chase Commercial Mortgage Securities, Ser 2000- C10, Cl A2
7.371%, 08/15/32 (A)	1,328	1,341
JPMorgan Chase Commercial Mortgage Securities, Ser 2001- CIB3, Cl A3
6.465%, 11/15/35	5,615	5,728
JPMorgan Chase Commercial Mortgage Securities, Ser 2001- CIBC
6.260%, 10/15/09	1,276	1,319
JPMorgan Chase Commercial Mortgage Securities, Ser 2002- CIB5, Cl A2
5.161%, 10/12/37	1,137	1,167
JPMorgan Chase Commercial Mortgage Securities, Ser 2003- PM1A, Cl A4
5.326%, 10/12/09 (A)	1,911	1,959
JPMorgan Chase Commercial Mortgage Securities, Ser 2004- C3, Cl A2
4.223%, 01/15/42	11,408	11,346
JPMorgan Chase Commercial Mortgage Securities, Ser 2004- C3, Cl A4
4.657%, 01/15/42	4,000	3,739
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP3, Cl A1
4.655%, 08/15/42	237	238
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A4
4.918%, 10/15/09 (A)	2,477	2,367
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP7, Cl A2
6.051%, 10/15/09 (A)	2,400	2,428
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP8, Cl A4
5.399%, 05/15/45	500	415
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- CB19, Cl A2
5.815%, 10/12/09 (A)	774	775
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl AM
6.260%, 10/15/09 (A)	995	634
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl A4
5.882%, 10/15/09 (A)	3,165	2,577

8	SEI Institutional Investments Trust/Quarterly Holdings/August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LDPX, Cl A3
5.420%, 01/15/49	$5,377	$4,513
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
4.599%, 10/25/09 (A)	5,218	4,910
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.817%, 10/25/09 (A)	3,719	3,594
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
4.817%, 10/25/09 (A)	11,500	10,453
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 11A2
4.499%, 10/25/09 (A)	13,065	9,231
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.752%, 10/25/09 (A)	13,400	8,009
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.729%, 10/25/09 (A)	14,500	9,974
LB Commercial Conduit Mortgage Trust, Ser 1999-C2, Cl B
7.425%, 10/15/32	342	342
LB-UBS Commercial Mortgage Trust
5.493%, 09/15/09 (A)	1,050	662
5.156%, 02/15/31	350	315
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	853	775
LB-UBS Commercial Mortgage Trust, Ser 2004-C1, Cl A4
4.568%, 01/15/31	5,042	4,664
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	2,302	2,356
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	2,954	3,065
LB-UBS Commercial Mortgage Trust, Ser 2001-C2, Cl A2
6.653%, 11/15/27	702	735
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	21,324	22,243
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	2,169	2,218
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 09/15/09 (A)	17,485	17,717
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A2
5.084%, 02/15/31	4,840	4,834
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A2
5.300%, 11/15/38	3,411	3,401
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A2
5.318%, 02/15/40	1,916	1,906
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	1,841	1,766
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
3.141%, 10/21/09 (A)	1,200	1,153
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
3.141%, 10/21/09 (A)	1,585	1,226
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.141%, 10/21/09 (A)	11,650	8,894
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.466%, 09/25/09 (A)	19,469	8,904
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	2,586	2,382
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.616%, 09/25/09 (A) (B)	760	523
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (B)	3,912	3,078
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.626%, 09/25/09 (A) (B)	1,713	1,437
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	695	669
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	802	574
MASTR Asset Securitization Trust, Ser 2004-10, Cl SA1
0.666%, 09/25/09 (A)	202	193
Merit Securities, Ser 2003-13, Cl A4
7.966%, 10/28/09 (A)	3,609	3,355
Merrill Lynch
7.430%, 09/01/22	4	4
5.439%, 10/12/09 (A)	2,974	2,989
Merrill Lynch, Ser 2007-9, Cl AM
5.856%, 10/12/09 (A)	2,130	1,348
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
4.521%, 10/25/09 (A)	288	250
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
4.482%, 10/25/09 (A)	276	255
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.268%, 10/25/09 (A)	5,243	4,916
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 10/12/09 (A)	1,254	1,228
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Cl A4
5.236%, 10/12/09 (A)	3,020	3,038
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
3.832%, 02/25/36 (A)	577	319

9	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch, Ser 2006-4, Cl A3
5.172%, 10/12/09 (A)	$16,900	$13,984
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 10/12/09 (A)	6,740	5,252
MLCC Mortgage Investors, Ser 2005-1, Cl 2A2
4.869%, 10/25/09 (A)	366	334
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
4.869%, 10/25/09 (A)	118	99
MLCC Mortgage Investors, Ser 2004-B, Cl A3
3.266%, 10/25/09 (A)	637	594
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A2
5.374%, 03/12/44	2,130	2,138
Morgan Stanley Capital I, Ser 2004-HQ4,Cl A7
4.970%, 04/14/40	4,813	4,536
Morgan Stanley Capital I, Ser 2006-HQ10, Cl AM
5.360%, 11/12/41	2,130	1,528
Morgan Stanley Capital I, Ser 2007-HQ11, Cl A31
5.439%, 02/12/44	831	772
Morgan Stanley Capital I, Ser 2004-IQ7, Cl A4
5.538%, 10/15/09 (A)	2,216	2,100
Morgan Stanley Capital I, Ser 2005-T17, Cl A5
4.780%, 12/13/41	692	654
Morgan Stanley Capital I, Ser 2003-IQ5, Cl A4
5.010%, 04/15/38	3,670	3,757
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	3,077	3,108
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	2,256	2,167
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	3,939	4,035
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A4
5.168%, 01/14/42	680	666
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	12,107	11,647
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.355%, 10/14/09 (A)	2,829	2,905
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/09 (A)	6,900	6,396
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A2
5.610%, 04/15/49	6,490	6,015
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl A3
6.510%, 04/15/34	603	638
Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2, Cl A4
5.740%, 12/15/35	568	595
Morgan Stanley Dean Witter Capital I, Ser 2000-LIFE, Cl A2
7.570%, 10/15/09 (A)	1,352	1,363
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4
6.660%, 02/15/33	2,226	2,319
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP5, Cl A4
6.390%, 10/15/35	6,524	6,890
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	7,164	7,345
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.376%, 09/25/09 (A)	738	556
New York Mortgage Trust, Ser 2006-1, Cl 2A2
5.650%, 10/25/09 (A)	788	569
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	3,557	3,804
Prime Mortgage Trust, Ser 2005-CL1, Cl 1PO,
0.000%, 02/25/34	183	111
Prime Mortgage Trust, Ser 2006-CL1, Cl A1
0.766%, 09/25/09 (A)	74	42
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/35 (B)	3,128	2,326
RBSGC Mortgage Pass Through Certificates, Ser 2007-B, Cl 1A4
0.716%, 09/25/09 (A)	6,708	4,198
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	650	611
Residential Accredit Loans, Ser 2005-Q02, Cl A1
2.411%, 10/25/09 (A)	1,264	619
Residential Accredit Loans, Ser 2006-QO8, Cl 1A1A
0.356%, 09/25/09 (A)	8,769	7,469
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	1,266	1,215
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	2,234	2,093
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.470%, 10/25/09 (A)	2,181	1,565
Salomon Brothers Mortgage Securities VII, Ser 2000-C3, Cl A2
6.592%, 12/18/33	3,313	3,403

10	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	$1,820	$1,860
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-18, Cl 1A1
5.627%, 10/25/09 (A)	5,079	3,618
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.586%, 09/25/09 (A)	6,361	3,275
Structured Asset Mortgage Investments, Ser 2004-AR8, Cl A1
0.619%, 09/19/09 (A)	250	149
Structured Asset Mortgage Investments, Ser 2006-AR6, Cl 1A3
0.456%, 09/25/09 (A)	226	102
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.466%, 09/25/09 (A)	7,097	3,466
Structured Asset Mortgage Investments, Ser 2007-AR4, Cl GA4B
0.446%, 09/25/09 (A)	20,282	8,818
Structured Asset Securities, Ser 2003-16, Cl A3
0.766%, 09/25/09 (A)	1,493	1,354
Structured Asset Securities, Ser 2005-6, Cl 5A8
13.369%, 09/25/09 (A)	313	256
Structured Asset Securities, Ser 2003-31A, Cl 2A7
3.735%, 10/25/09 (A)	12,258	9,914
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 2A1
6.206%, 10/25/09 (A)	7,352	5,466
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.194%, 10/25/09 (A)	7,024	5,218
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
6.069%, 09/15/09 (A)	2,500	2,538
US Bank National Mortgage Association, Ser 2007-1, Cl A
5.920%, 05/25/12	6,915	7,240
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	1,799	1,975
Virginia Housing Development Authority, Ser HDA-TXB, Cl CTFS
6.000%, 06/25/34	730	727
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	2,587	2,797
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C5, Cl A2
3.989%, 06/15/35	955	937
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C6, Cl A3
4.957%, 10/15/09 (A)	1,341	1,324
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	494	501
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	1,021	1,007
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/42	1,945	1,862
WaMu Mortgage Pass Through Certificates, Cl A1
4.211%, 10/25/09 (A)	1,055	993
3.141%, 10/25/09 (A)	397	373
WaMu Mortgage Pass Through Certificates, Ser 2003-S4, Cl 2A10
16.732%, 09/25/09 (A)	192	211
WaMu Mortgage Pass Through Certificates, Ser 2004-AR11, Cl A
3.530%, 10/25/09 (A)	58	54
WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	891	875
WaMu Mortgage Pass Through Certificates, Ser 2003-S11, Cl 2A5
16.320%, 09/25/09 (A)	1,057	1,162
WaMu Mortgage Pass Through Certificates, Ser 2006-AR13, Cl 2A
3.099%, 10/25/09 (A)	1,694	899
WaMu Mortgage Pass Through Certificates, Ser 2007-HY3, Cl 4A1
5.319%, 10/25/09 (A)	503	374
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
4.523%, 10/25/09 (A)	402	364
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	717	718
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.586%, 09/25/09 (A)	180	113

11	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.556%, 09/25/09 (A)	$4,513	$2,590
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.546%, 09/25/09 (A)	7,037	4,094
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
5.090%, 10/25/09 (A)	13,585	9,393
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.556%, 09/25/09 (A)	6,789	3,882
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
2.121%, 10/25/09 (A)	3,522	897
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
5.605%, 10/25/09 (A)	556	389
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.891%, 10/25/09 (A)	1,981	520
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
2.551%, 10/25/09 (A)	2,235	492
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
1.891%, 10/25/09 (A)	3,434	1,305
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.861%, 10/25/09 (A)	679	199
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.099%, 10/25/09 (A)	780	359
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
2.021%, 10/25/09 (A)	1,497	562
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl A1B
1.971%, 10/25/09 (A)	1,157	226
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 4A1
5.390%, 10/25/09 (A)	9,945	7,125
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
5.678%, 10/25/09 (A)	7,534	5,016
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY3, Cl 1A1
5.595%, 10/25/09 (A)	8,472	5,322
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl 1A
1.801%, 10/25/09 (A)	13,956	5,604
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl A1B
1.891%, 10/25/09 (A)	17,390	3,519
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.861%, 10/25/09 (A)	13,929	6,216
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	934	89
Washington Mutual Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A2
3.141%, 10/25/09 (A)	397	370
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS8, Cl 1P
1.656%, 05/25/33	487	323
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS9, Cl 2P
1.655%, 04/25/33	947	593
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 2A5
4.437%, 10/25/09 (A)	488	479
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.483%, 10/25/09 (A)	1,254	1,184
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 1A2
3.538%, 10/25/09 (A)	855	809
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A1
4.402%, 10/25/09 (A)	469	447
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	3,050	3,057
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
3.483%, 10/25/09 (A)	836	805
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-L, Cl A6
4.769%, 10/25/09 (A)	895	832

12	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-L, Cl A5
4.769%, 10/25/09 (A)	$881	$828
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.870%, 10/25/09 (A)	867	829
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.390%, 10/25/09 (A)	1,087	1,004
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-2, Cl 3A1
5.750%, 03/25/36	12,658	11,040
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.917%, 10/25/09 (A)	1,308	930

		833,010

Total Mortgage-Backed Securities (Cost $2,715,021) ($ Thousands)		2,639,077

CORPORATE OBLIGATIONS — 25.8%

Consumer Discretionary — 1.4%
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	6,030	7,737
Comcast
6.500%, 01/15/17	2,455	2,690
6.500%, 01/15/15	3,635	4,025
5.700%, 05/15/18 (C)	2,320	2,450
Comcast Cable Communications
8.375%, 03/15/13	3,377	3,903
6.750%, 01/30/11	1,840	1,957
CVS
5.789%, 01/10/26 (B)	2,000	1,790
CVS Lease Pass-Through
6.036%, 12/10/28 (B)	10,188	9,615
5.880%, 01/10/28 (B)	180	166
DaimlerChrysler
7.300%, 01/15/12	1,995	2,140
6.500%, 11/15/13	190	202
Eastman Kodak
7.250%, 11/15/13 (C)	2,445	1,913
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.815%, 11/16/09 (A)	3,876	2,849
Kohl’s
6.250%, 12/15/17	255	272
McDonald’s MTN
5.350%, 03/01/18 (C)	3,770	4,056
Rogers Cable
5.500%, 03/15/14	1,165	1,247
Target
4.000%, 06/15/13	355	358
Thomson Reuters
5.950%, 07/15/13	1,655	1,782
Time Warner
7.700%, 05/01/32	1,385	1,536
6.875%, 05/01/12	130	142
Time Warner Cable
8.750%, 02/14/19	7,085	8,737
8.250%, 04/01/19	3,235	3,885
5.850%, 05/01/17	1,230	1,292
Time Warner Entertainment
8.375%, 07/15/33 (C)	1,180	1,421
Viacom
6.250%, 04/30/16	300	322
Wal-Mart Stores
6.200%, 04/15/38 (C)	1,550	1,729
5.800%, 02/15/18 (C)	3,360	3,754

		71,970

Consumer Staples — 1.0%
Altria Group
9.950%, 11/10/38	1,200	1,586
9.700%, 11/10/18	3,550	4,350
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (B)	3,850	4,508
7.200%, 01/15/14 (B)	100	112
6.875%, 11/15/19 (B)	1,505	1,683
Bunge Finance
8.500%, 06/15/19	50	56
5.900%, 04/01/17	107	103
Cargill
7.350%, 03/06/19 (B)	400	456
CVS Caremark
6.600%, 03/15/19	280	317
Diageo Capital
7.375%, 01/15/14	9,540	11,021
GlaxoSmithKline Capital
4.375%, 04/15/14	200	211
Kraft Foods
6.750%, 02/19/14	1,275	1,447
6.125%, 02/01/18 (C)	5,485	6,003
PepsiCo
7.900%, 11/01/18 (C)	4,000	5,053
Roche Holdings
6.000%, 03/01/19 (B)	8,627	9,548
Safeway
6.350%, 08/15/17 (C)	5,196	5,721

		52,175

Energy — 3.3%
Anadarko Finance, Ser B
7.500%, 05/01/31	5,363	5,734
Anadarko Petroleum
8.700%, 03/15/19 (C)	5,225	6,154
7.625%, 03/15/14	3,010	3,402
6.950%, 06/15/19	90	98
6.450%, 09/15/36 (C)	1,665	1,648
5.950%, 09/15/16	5,010	5,210
Apache
6.000%, 09/15/13	3,300	3,629
5.625%, 01/15/17	390	423
Baker Hughes
7.500%, 11/15/18	5,380	6,450
Conoco Funding
7.250%, 10/15/31	885	1,047
6.950%, 04/15/29	3,685	4,248
6.350%, 10/15/11	430	471

13	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ConocoPhillips
5.900%, 05/15/38	$700	$745
5.900%, 10/15/32	10	11
El Paso
6.950%, 06/01/28	2,250	1,830
Energy Transfer Partners
9.000%, 04/15/19	3,425	4,125
8.500%, 04/15/14	4,335	4,984
6.700%, 07/01/18	4,900	5,201
Enterprise Products Operating LLC
9.750%, 01/31/14 (C)	7,250	8,727
Gaz Capital for Gazprom
6.212%, 11/22/16 (B)	427	384
Hess
8.125%, 02/15/19 (C)	4,200	4,970
7.875%, 10/01/29	1,130	1,341
7.300%, 08/15/31	4,335	4,775
Husky Energy
7.250%, 12/15/19	1,710	1,934
6.800%, 09/15/37	630	679
5.900%, 06/15/14	1,040	1,119
Kerr-McGee
6.950%, 07/01/24	2,325	2,401
Kinder Morgan Energy Partners
7.125%, 03/15/12 (C)	1,760	1,927
6.950%, 01/15/38	455	492
6.000%, 02/01/17	3,140	3,232
5.950%, 02/15/18 (C)	350	366
5.000%, 12/15/13	1,190	1,237
Knight
6.500%, 09/01/12	7,000	7,123
Mantis Reef
4.799%, 11/03/09 (B)	1,397	1,390
Marathon Oil
7.500%, 02/15/19	300	343
Occidental Petroleum
7.000%, 11/01/13	7,060	8,159
Pemex Project Funding Master Trust
6.625%, 06/15/35	5,602	5,102
0.934%, 12/03/09 (A) (B)	201	192
Petrobras International Finance
7.875%, 03/15/19 (C)	6,510	7,340
6.125%, 10/06/16 (C)	2,440	2,562
Petro-Canada
6.050%, 05/15/18	260	269
Ras Laffan Liquefied Natural Gas III
6.332%, 09/30/27 (B)	2,065	1,902
5.500%, 09/30/14 (B) (C)	4,960	5,133
4.500%, 09/30/12 (B) (C)	2,125	2,178
Shell International Finance BV
6.375%, 12/15/38	2,790	3,309
Sonat
7.625%, 07/15/11 (C)	2,880	2,917
Southern Union
8.250%, 11/15/29	2,700	2,973
Talisman Energy
7.750%, 06/01/19	50	58
Valero Energy
9.375%, 03/15/19 (C)	6,945	8,009
Williams
8.750%, 03/15/32 (C)	2,170	2,441
8.750%, 01/15/20	3,750	4,257
7.875%, 09/01/21	2,850	3,086
7.750%, 06/15/31	740	753
Williams, Ser A
7.500%, 01/15/31	20	20
XTO Energy
7.500%, 04/15/12	1,320	1,467
6.750%, 08/01/37	390	428
5.650%, 04/01/16	390	408
5.500%, 06/15/18	5,622	5,791

		166,604

Financials — 12.7%
ABX Financing
6.350%, 10/15/36 (B)	5,200	5,412
Aegon, Ser CMS
3.598%, 10/15/09 (A)	2,180	915
Aiful
5.000%, 08/10/10 (B)	2,620	1,336
4.450%, 02/16/10 (B)	1,377	1,012
Allied World Assurance Holdings
7.500%, 08/01/16	2,000	1,929
American Express
8.150%, 03/19/38 (C)	2,405	2,777
7.250%, 05/20/14 (C)	3,895	4,287
6.800%, 03/01/10 (A)	2,545	1,985
5.875%, 05/02/13	2,100	2,193
American Express Credit
7.300%, 08/20/13	500	548
5.125%, 08/25/14	5,900	5,972
American General Finance MTN
6.900%, 12/15/17	1,500	926
American International Group
8.250%, 08/15/18	980	785
6.250%, 03/15/37	5,000	2,050
5.850%, 01/16/18	2,670	1,779
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	450	400
Associates Corp of North America
6.950%, 11/01/18	200	191
Australia & New Zealand Banking Group
1.713%, 10/30/09 (A)	1,400	700
BA Covered Bond Issuer
5.500%, 06/14/12 (B)	1,500	1,543
BAC Capital Trust XIV
5.630%, 09/15/09 (A)	180	112
BAC Capital Trust XV
1.161%, 12/01/09 (A)	2,735	1,357
Bank of America MTN
8.000%, 01/30/10 (A) (C)	2,603	2,279
7.625%, 06/01/19 (C)	4,820	5,307
7.375%, 05/15/14	2,915	3,196
6.500%, 08/01/16	500	515
5.750%, 12/01/17	4,545	4,421
5.650%, 05/01/18 (C)	2,686	2,597
5.420%, 03/15/17	2,500	2,288
Bank of Ireland
0.875%, 09/30/09 (A)	1,030	294
Bank of Scotland
1.500%, 11/29/49 (A)	330	148

14	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank One
7.875%, 08/01/10	$4,440	$4,695
Barclays Bank
5.200%, 07/10/14	3,920	4,115
0.875%, 02/26/10 (A)	380	179
Barnett Capital III
1.108%, 11/01/09 (A)	600	329
BB&T MTN
6.850%, 04/30/19	350	381
4.900%, 06/30/17	400	377
3.850%, 07/27/12	150	154
Bear Stearns
7.250%, 02/01/18	4,280	4,881
6.400%, 10/02/17	11,750	12,751
4.650%, 07/02/18	3,000	2,868
BNP Paribas
1.928%, 09/30/09 (A)	510	260
BP Capital Markets
5.250%, 11/07/13	7,600	8,321
3.875%, 03/10/15	9,495	9,806
3.625%, 05/08/14	100	103
Capital One Bank USA
8.800%, 07/15/19	3,305	3,541
Capital One Financial
7.375%, 05/23/14	450	491
Caterpillar Financial Services MTN
7.150%, 02/15/19	250	285
6.200%, 09/30/13 (C)	5,640	6,151
Cedar Brakes II LLC
9.875%, 09/01/13 (B)	3,953	3,916
Chase Capital VI
1.108%, 11/02/09 (A)	2,000	1,278
Citigroup
8.500%, 05/22/19	300	328
8.125%, 07/15/39 (C)	5,545	5,700
6.875%, 03/05/38	9,660	8,725
6.500%, 08/19/13	2,520	2,590
6.375%, 08/12/14	250	253
6.125%, 08/25/36	2,000	1,566
6.125%, 05/15/18 (C)	5,674	5,335
5.500%, 02/15/17	10,000	8,840
5.500%, 04/11/13	3,699	3,682
5.000%, 09/15/14	2,890	2,648
0.943%, 11/25/09 (A)	2,839	1,310
Citigroup Capital III
7.625%, 12/01/36	2,000	1,338
Citigroup Capital XXI
8.300%, 12/21/09 (A)	1,703	1,435
Comerica Capital Trust II
6.576%, 02/20/10 (A)	220	149
Corestates Capital I
8.000%, 12/15/26 (B)	629	570
Countrywide Financial MTN
5.800%, 06/07/12	5,353	5,554
4.000%, 03/22/11	5,750	5,806
Credit Suisse NY
6.000%, 02/15/18 (C)	6,695	6,886
5.500%, 05/01/14	5,850	6,287
5.000%, 05/15/13	8,400	8,918
3.450%, 07/02/12	300	306
Credit Suisse USA
5.125%, 01/15/14	335	352
Depfa ACS Bank
5.125%, 03/16/37 (B)	4,200	2,792
Deutsche Bank MTN
3.875%, 08/18/14	295	297
Deutsche Bank Capital Funding Trust
5.628%, 01/19/10 (A) (B)	4,789	3,209
Dresdner Funding Trust I
8.151%, 06/30/31 (B)	365	228
ERP Operating
5.125%, 03/15/16 ‡	1,000	949
Export-Import Bank of Korea
5.875%, 01/14/15	3,360	3,493
5.500%, 10/17/12	2,320	2,399
Farmers Exchange Capital
7.200%, 07/15/48 (B)	2,519	1,793
7.050%, 07/15/28 (B)	1,063	857
Farmers Insurance Exchange
8.625%, 05/01/24 (B)	4,118	3,634
First Industrial MTN
7.500%, 12/01/17	1,765	1,161
Fleet Capital Trust II
7.920%, 12/11/26	1,600	1,424
Ford Motor Credit LLC
7.875%, 06/15/10	7,200	7,185
7.375%, 10/28/09	15,740	15,741
General Electric Capital MTN
6.875%, 01/10/39	7,500	7,438
6.375%, 11/15/09 (A) (C)	8,925	7,207
6.000%, 08/07/19	550	554
5.900%, 05/13/14	5,010	5,354
5.625%, 09/15/17	800	803
5.625%, 05/01/18 (C)	8,225	8,204
5.450%, 01/15/13	180	190
0.889%, 09/15/09 (A)	6,550	5,787
0.852%, 11/05/09 (A)	4,345	3,175
0.645%, 10/13/09 (A)	500	476
0.555%, 11/20/09 (A)	2,000	1,721
Glitnir Banki
7.451%, 09/14/16 (B) (D)*	500	—
6.693%, 06/15/16 (B) (D)*	4,480	—
6.375%, 09/25/12 (B) (D)*	3,100	612
6.330%, 07/28/11 (B) (D)*	2,440	482
GMAC LLC
8.000%, 12/31/18 (B) (C)	305	222
7.750%, 01/19/10 (B)	1,545	1,533
7.500%, 12/31/13 (B)	2,110	1,735
7.250%, 03/02/11 (B) (C)	1,744	1,637
2.561%, 12/01/09 (A) (B)	4,579	3,526
Goldman Sachs Capital II
5.793%, 12/01/09 (A)	23,625	17,010

15	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Goldman Sachs Group
7.500%, 02/15/19	$8,246	$9,494
6.750%, 10/01/37	4,230	4,235
6.600%, 01/15/12	2,630	2,847
6.150%, 04/01/18	7,800	8,234
5.950%, 01/18/18	500	520
5.450%, 11/01/12	6,565	6,998
5.150%, 01/15/14	470	490
5.125%, 01/15/15	2,035	2,109
4.500%, 06/15/10	450	462
3.625%, 08/01/12	300	306
1.010%, 10/13/09 (A)	3,000	2,805
0.905%, 10/22/09 (A)	1,000	925
HBOS
6.750%, 05/21/18 (B)	5,100	4,253
HBOS Capital Funding
6.071%, 12/31/09 (A) (B)	1,920	826
HCP
6.700%, 01/30/18 ‡ (C)	1,080	1,000
6.300%, 09/15/16 ‡	940	880
6.000%, 01/30/17 ‡	6,610	6,028
5.650%, 12/15/13 ‡	3,100	2,987
Highwoods Properties
7.500%, 04/15/18 ‡	1,339	1,290
Hongkong & Shanghai Banking
0.625%, 10/27/09 (A)	195	99
HRPT Properties Trust
6.650%, 01/15/18 ‡	150	131
HSBC Bank, Ser 3M
1.288%, 12/23/09 (A)	1,160	655
HSBC Finance
8.000%, 07/15/10	2,330	2,444
7.000%, 05/15/12	1,975	2,128
6.375%, 11/27/12	365	392
4.750%, 07/15/13	166	168
0.759%, 10/15/09 (A)	500	449
HSBC Holdings
6.800%, 06/01/38 (C)	1,510	1,610
Hutchison Whampoa International
7.625%, 04/09/19 (B)	2,260	2,596
ILFC E-Capital Trust II
6.250%, 12/21/09 (A) (B) (C)	1,200	504
Jefferies Group
6.250%, 01/15/36	100	77
John Deere Capital MTN
5.750%, 09/10/18	300	325
JP Morgan Chase Capital XXII
6.450%, 02/02/37	500	430
JPMorgan Chase
7.900%, 10/30/09 (A)	5,732	5,463
6.400%, 05/15/38 (C)	2,800	3,092
6.300%, 04/23/19	4,250	4,659
6.000%, 10/01/17	3,720	3,922
5.750%, 01/02/13	3,670	3,916
5.375%, 10/01/12	5,720	6,142
5.150%, 10/01/15	240	245
5.125%, 09/15/14	756	789
JPMorgan Chase Bank
0.959%, 09/14/09 (A)	4,250	3,674
JPMorgan Chase Capital XIII
1.548%, 09/30/09 (A)	1,440	950
JPMorgan Chase Capital XXV
6.800%, 10/01/37 (C)	3,135	2,963
Kaupthing Bank
7.625%, 02/28/15 (B)(D)(J)*	8,130	1,545
7.125%, 05/19/16 (B) (D)*	12,000	1
5.750%, 10/04/11 (B) (C) (D)	1,120	213
Landsbanki Islands
6.100%, 08/25/11 (B) (D)*	6,520	293
Lazard Group
7.125%, 05/15/15	4,065	4,083
6.850%, 06/15/17	3,975	3,889
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (D)*	10,370	1
6.500%, 07/19/17 (D)*	4,040	—
6.200%, 09/26/14 (C) (D)*	1,560	273
5.250%, 02/06/12 (D)*	965	169
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (D)*	20,630	2
Liberty Mutual Group
7.500%, 08/15/36 (B)(I)	2,028	1,585
Lloyds Banking Group
5.920%, 10/01/09 (A) (B)	8,400	3,528
Mack-Cali Realty
7.750%, 08/15/19 ‡	1,350	1,369
MassMutual Global Funding II
3.625%, 07/16/12 (B)	150	151
MBNA Capital, Ser A
8.278%, 12/01/26	2,465	2,292
Merna Reinsurance
2.348%, 09/30/09 (A) (B)	4,950	4,763
Merrill Lynch MTN
8.950%, 11/18/09 (A)	4,315	3,883
8.680%, 11/02/09 (A)	4,160	3,702
6.150%, 04/25/13	210	219
5.700%, 05/02/17	600	562
MetLife
7.717%, 02/15/19	3,500	4,094
6.400%, 12/15/36	10,020	7,841
MetLife Capital Trust X
9.250%, 10/08/09 (A) (B)	2,700	2,626
Metropolitan Life Global Funding I
5.125%, 04/10/13 (B)	200	206
5.125%, 06/10/14 (B)	1,275	1,329
Morgan Stanley MTN
6.750%, 04/15/11 (C)	1,060	1,127
6.625%, 04/01/18	8,840	9,446
6.250%, 08/28/17	550	567
6.000%, 05/13/14	11,226	11,904
5.950%, 12/28/17	3,845	3,932
5.300%, 03/01/13	400	418
4.750%, 04/01/14	2,270	2,254
3.250%, 12/01/11	1,130	1,176
0.960%, 10/19/09 (A)	7,725	6,839
0.789%, 10/15/09 (A)	2,250	2,248
0.760%, 10/19/09 (A)	525	515
Morgan Stanley, Ser G
0.838%, 10/09/09 (A)	1,475	1,365
MUFG Capital Finance
6.346%, 01/25/10 (A)	1,840	1,690

16	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUFG Capital Finance 1
6.346%, 01/25/10 (A)	$378	$351
National Australia Bank
5.350%, 06/12/13 (B)	5,495	5,823
National Capital Trust II
5.486%, 12/17/09 (A) (B)	3,207	2,309
National City
4.900%, 01/15/15	400	400
National City Bank
0.692%, 12/07/09 (A)	6,000	4,799
Nationwide Mutual Insurance
6.600%, 04/15/34 (B)	2,483	1,883
5.810%, 12/15/09 (A) (B)	3,900	2,908
NB Capital Trust IV
8.250%, 04/15/27	4,865	4,451
New York Life Global Funding
4.650%, 05/09/13 (B)	300	311
Northern Trust
5.500%, 08/15/13	85	93
Power Receivables Finance
6.290%, 01/01/12	1,994	1,972
6.290%, 01/01/12 (B)	630	623
Pricoa Global Funding I
5.450%, 06/11/14 (B)	3,300	3,391
Prime Property Fund
5.600%, 06/15/11 ‡ (B)	3,380	3,032
5.500%, 01/15/14 ‡ (B)	5,000	3,821
Principal Life Global Funding I
6.250%, 02/15/12 (B)	600	628
5.050%, 03/15/15 (B)	750	728
Prudential Holdings LLC
8.695%, 12/18/23 (B)	2,000	1,932
Rabobank Nederland
11.000%, 12/31/09 (A) (B)	2,448	2,892
Resona Preferred Global Securities Cayman
7.191%, 07/30/10 (A) (B)	3,240	2,560
Royal Bank of Canada
0.750%, 09/30/09 (A)	860	430
Royal Bank of Scotland Group
9.118%, 03/31/49	569	512
7.640%, 09/30/09 (A)	1,300	572
RSHB Capital
6.299%, 05/15/17 (B)	3,140	2,818
Security Benefit Life Insurance
8.750%, 05/15/16 (B)	5,200	676
Shinsei Finance Cayman
6.418%, 01/29/49 (A) (B)	5,605	2,746
Simon Property Group
6.750%, 05/15/14 ‡ (C)	2,210	2,368
SLM MTN
8.450%, 06/15/18	550	423
SMFG Preferred Capital
6.078%, 01/25/10 (A) (B)	6,810	5,921
Societe Generale
1.375%, 11/30/09 (A)	180	103
1.375%, 11/30/09 (A)	680	391
State Street
4.300%, 05/30/14	60	63
Stingray Pass-Through Trust MTN
5.902%, 01/12/15 (B)	3,600	324
SunTrust Capital VIII
6.100%, 12/15/09 (A)	5,570	3,676
SunTrust Preferred Capital I
5.853%, 12/15/09 (A)	2,643	1,589
TNK-BP Finance
7.500%, 07/18/16 (B)	2,440	2,294
6.625%, 03/20/17 (B)	1,170	1,041
Toll Road Investors Partnership II
5.472%, 02/15/45 (B) (E)	7,217	674
Travelers
6.250%, 09/15/09 (A)	6,250	5,330
5.900%, 06/02/19	145	160
UDR MTN
5.000%, 01/15/12 ‡	2,000	1,987
Wachovia MTN
5.750%, 06/15/17	305	322
5.500%, 05/01/13	600	638
5.250%, 08/01/14 (C)	650	662
Wachovia Bank
6.000%, 11/15/17	6,800	7,117
Wachovia Capital Trust III
5.800%, 09/15/09 (A)	3,752	2,420
WEA Finance LLC
7.500%, 06/02/14 (B)	5,105	5,484
7.125%, 04/15/18 (B)	9,210	9,462
6.750%, 09/02/19 (B)	3,491	3,439
Wells Fargo
7.980%, 09/15/09 (A)	395	356
5.000%, 11/15/14	1,145	1,176
Wells Fargo Capital X
5.950%, 12/15/36	1,630	1,337
Wells Fargo Capital XV
9.750%, 09/26/09 (A) (C)	7,770	7,887
Westfield Capital
4.375%, 11/15/10 (B)	4,600	4,637
Westfield Group
5.400%, 10/01/12 (B)	2,528	2,583
Woodbourne Capital Trust I
0.000%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust II
0.000%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust III
0.000%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust IV
0.000%, 04/08/49 (A) (B)	625	131
ZFS Finance USA Trust I
6.150%, 12/15/09 (A) (B)	2,549	2,218
ZFS Finance USA Trust III
1.779%, 09/15/09 (A) (B)	620	465

		641,886

Health Care — 0.9%
Abbott Laboratories
5.600%, 11/30/17	470	515
Amgen
6.400%, 02/01/39	2,765	3,143
5.700%, 02/01/19	100	110
Cardinal Health
5.850%, 12/15/17	4,875	5,133
CareFusion
6.375%, 08/01/19 (B)	2,100	2,247
5.125%, 08/01/14 (B)	2,940	3,047
4.125%, 08/01/12 (B) (C)	1,835	1,870

17	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Coventry Health Care
5.950%, 03/15/17	$3,075	$2,741
Express Scripts
6.250%, 06/15/14	1,970	2,153
5.250%, 06/15/12	2,730	2,896
GlaxoSmithKline Capital
5.650%, 05/15/18	4,350	4,746
HCA
5.750%, 03/15/14	5,548	4,813
Hospira
6.400%, 05/15/15	20	22
5.550%, 03/30/12	200	212
Humana
7.200%, 06/15/18	1,270	1,230
Schering-Plough
6.550%, 09/15/37 (C)	3,060	3,646
Tenet Healthcare
7.375%, 02/01/13	168	155
UnitedHealth Group
6.875%, 02/15/38	3,540	3,673
WellPoint
5.875%, 06/15/17	350	363
Wyeth
5.950%, 04/01/37	3,610	3,931

		46,646

Industrials — 1.2%
Air 2 US
8.027%, 10/01/19 (B)	2,816	1,690
Allied Waste North America
6.875%, 06/01/17	115	120
American Airlines Private Trust, Ser 99-1
7.024%, 10/15/09	2,320	2,309
Boeing
4.875%, 02/15/20	2,760	2,793
Burlington Northern Santa Fe
7.290%, 06/01/36	200	239
Cedar Brakes I LLC
8.500%, 02/15/14 (B)	1,135	1,119
Continental Airlines
6.545%, 02/02/19	182	173
5.983%, 04/19/22 (C)	3,329	2,880
Continental Airlines, Ser 971A
7.461%, 04/01/15 (C)	1,397	1,216
Continental Airlines, Ser 99-2
7.256%, 03/15/20	1,262	1,148
Continental Airlines, Ser AMBC
6.236%, 03/15/20	2,045	1,759
CSX MTN
9.780%, 02/14/11	100	108
7.375%, 02/01/19	210	244
6.300%, 03/15/12	110	118
Delta Air Lines
7.379%, 05/18/10	1,139	1,113
6.821%, 08/10/22	2,276	2,014
6.619%, 03/18/11	311	302
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11 (C)	14,850	14,330
General Electric
5.250%, 12/06/17	250	255
Northrop Grumman Systems
7.750%, 03/01/16	200	234
Northwest Airlines, Ser 1A-2
6.841%, 04/01/11	4,500	4,230
Systems 2001 AT LLC
6.664%, 09/15/13 (B)	198	194
Tyco International Group
6.750%, 02/15/11	1,170	1,236
6.375%, 10/15/11	5,490	5,869
6.000%, 11/15/13	1,945	2,092
Union Pacific Railroad 2003 Pass Through Trust
4.698%, 01/02/24	179	168
United Air Lines
6.602%, 09/01/13	108	106
United Parcel Service
4.500%, 01/15/13 (C)	6,720	7,212
United Technologies
5.400%, 05/01/35	670	684
Waste Management
7.375%, 05/15/29	5	5
7.125%, 12/15/17	1,720	1,904
7.100%, 08/01/26	1,375	1,483

		59,347

Information Technology — 0.2%
Cisco Systems
5.900%, 02/15/39 (C)	2,030	2,169
Dell
5.875%, 06/15/19 (C)	1,165	1,225
3.375%, 06/15/12	15	16
Hewlett-Packard
4.750%, 06/02/14	4,222	4,519
2.950%, 08/15/12	80	82
International Business Machines
7.625%, 10/15/18 (C)	1,220	1,497
Oracle
5.000%, 07/08/19	450	470

		9,978

Materials — 0.9%
Alcoa
6.000%, 07/15/13 (C)	4,180	4,296
Barrick Gold
6.950%, 04/01/19	2,185	2,540
Codelco
4.750%, 10/15/14 (B)	900	953
Dow Chemical
8.550%, 05/15/19	4,915	5,354
4.850%, 08/15/12	3,705	3,795
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	7,725	8,053
International Paper
7.500%, 08/15/21	1,555	1,576
PPG Industries
6.650%, 03/15/18	615	672
5.750%, 03/15/13	615	653
Rio Tinto Finance USA
9.000%, 05/01/19	2,250	2,695
6.500%, 07/15/18	5,080	5,469
5.875%, 07/15/13	2,605	2,768

18	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Stauffer Chemical
5.859%, 04/15/18 (E)(I)(J)	$860	$178
5.729%, 04/15/17 (E)(I)(J)	350	81
5.208%, 04/15/10 (E)(I)(J)	300	167
Vale Overseas
6.875%, 11/21/36	3,368	3,372
Weyerhaeuser
6.750%, 03/15/12	410	423

		43,045

Sovereign — 0.7%
Canadian Government Bond
4.000%, 12/01/31	1,221	1,553
Federal Republic of Brazil
7.125%, 01/20/37	3,320	3,669
Poland Government International Bond
6.375%, 07/15/19	4,550	4,881
Province of Ontario Canada
4.100%, 06/16/14	8,995	9,445
Republic of Korea
7.125%, 04/16/19	7,140	8,071
Republic of South Africa
6.875%, 05/27/19	2,745	2,947
Russian Federation Registered
7.500%, 03/31/30 (F)	1,034	1,060
Russian Foreign Bond - Eurobond
7.500%, 03/31/30 (F)	361	370
United Mexican States MTN
7.500%, 04/08/33	218	245
6.375%, 01/16/13	350	380
5.625%, 01/15/17	84	85
United Mexican States, Ser A MTN
6.750%, 09/27/34	798	828

		33,534

Telecommunication Services — 2.0%
America Movil
5.625%, 11/15/17	1,450	1,454
AT&T
6.700%, 11/15/13	500	566
6.550%, 02/15/39	8,320	9,078
5.600%, 05/15/18	400	422
5.100%, 09/15/14 (C)	2,410	2,605
AT&T, Ser 2002-
8.000%, 11/15/31	1,250	1,552
BellSouth
4.750%, 11/15/12 (C)	190	203
British Telecommunications
9.625%, 12/15/30	2,825	3,553
9.125%, 12/15/10	1,460	1,573
5.950%, 01/15/18 (C)	1,011	1,030
Deutsche Telekom International Finance
5.750%, 03/23/16	2,175	2,315
Deutsche Telekom International Finance BV
6.000%, 07/08/19	325	351
France Telecom
7.750%, 03/01/11	1,825	1,984
GTE
8.750%, 11/01/21	600	738
Historic TW
9.150%, 02/01/23	500	612
New Cingular Wireless Services
8.125%, 05/01/12 (C)	1,255	1,428
News America
6.900%, 08/15/39 (B)	1,390	1,463
6.650%, 11/15/37 (C)	260	267
6.200%, 12/15/34	315	306
5.650%, 08/15/20 (B) (C)	980	1,008
News America Holdings
8.875%, 04/26/23	200	229
Qwest
7.500%, 10/01/14 (C)	3,310	3,281
Reed Elsevier Capital
8.625%, 01/15/19 (C)	2,460	2,992
Rogers Communications
6.375%, 03/01/14	6,155	6,788
Royal
8.000%, 10/01/10	5,100	5,403
Sprint Capital
8.750%, 03/15/32 (C)	390	324
8.375%, 03/15/12	5,300	5,333
6.900%, 05/01/19	120	101
TCI Communications
7.125%, 02/15/28	400	424
Telecom Italia Capital
6.999%, 06/04/18	3,980	4,375
5.250%, 11/15/13	580	607
5.250%, 10/01/15	370	384
4.950%, 09/30/14	1,320	1,362
Telefonica Emisiones
5.984%, 06/20/11	2,300	2,449
Telefonica Emisiones SAU
5.877%, 07/15/19	115	125
Verizon Communications
8.950%, 03/01/39 (C)	5,410	7,386
6.400%, 02/15/38 (C)	660	716
6.100%, 04/15/18	1,580	1,718
5.500%, 02/15/18 (C)	2,810	2,951
Verizon Global Funding
7.375%, 09/01/12	1,730	1,962
6.875%, 06/15/12	465	517
Verizon Maryland
7.150%, 05/01/23	600	614
Verizon Wireless Capital LLC
8.500%, 11/15/18 (B) (C)	2,910	3,665
7.375%, 11/15/13 (B) (C)	6,985	8,007
5.550%, 02/01/14 (B)	1,080	1,168
3.750%, 05/20/11 (B) (C)	4,320	4,461

		99,850

Utilities — 1.5%
Allegheny Energy Supply
8.250%, 04/15/12 (B)(C)(H)(I)	1,955	2,120
Appalachian Power
5.950%, 05/15/33	200	198
Arizona Public Services
8.000%, 12/30/15	608	596
Carolina Power & Light
5.300%, 01/15/19	400	427

19	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	$150	$167
Cleveland Electric Illuminating
7.880%, 11/01/17	310	368
Consolidated Edison of New York
7.125%, 12/01/18	224	263
Dominion Resources
8.875%, 01/15/19	6,160	7,742
5.700%, 09/17/12	3,560	3,872
4.750%, 12/15/10	740	763
Dominion Resources, Ser D
5.125%, 12/15/09	850	858
DPL
6.875%, 09/01/11	3,620	3,837
Duke Energy
6.300%, 02/01/14	2,810	3,100
5.625%, 11/30/12	425	466
Exelon
5.625%, 06/15/35	2,605	2,387
FirstEnergy Solutions
6.800%, 08/15/39 (B)	1,640	1,675
6.050%, 08/15/21 (B)	1,395	1,410
4.800%, 02/15/15 (B)	985	1,007
FirstEnergy, Ser B
6.450%, 11/15/11	18	19
FirstEnergy, Ser C
7.375%, 11/15/31	4,085	4,510
Hydro Quebec, Ser JL
6.300%, 05/11/11 (C)	1,050	1,138
KCP&L Greater Missouri Operations
11.875%, 07/01/12	2,525	2,866
8.270%, 11/15/21	2,894	2,865
Nevada Power
8.250%, 06/01/11	5,245	5,720
Niagara Mohawk Power
4.881%, 08/15/19 (B)	180	182
Nisource Finance
6.800%, 01/15/19	3,547	3,597
Oncor Electric Delivery
6.800%, 09/01/18 (C)	4,135	4,701
Pacific Gas & Electric
8.250%, 10/15/18	1,130	1,424
6.050%, 03/01/34	3,275	3,570
5.800%, 03/01/37	840	890
Pacificorp
6.250%, 10/15/37	2,310	2,635
5.650%, 07/15/18	100	109
5.500%, 01/15/19	400	433
Power Contract Financing
6.256%, 02/01/10 (B)	653	645
Progress Energy
6.850%, 04/15/12	1,715	1,877
Public Service of New Mexico
7.950%, 05/15/18	3,000	2,999
Sempra Energy
8.900%, 11/15/13	400	468
6.500%, 06/01/16	135	149
Southern
4.150%, 05/15/14	85	87
Southern California Edison
4.650%, 04/01/15	200	212
Texas-New Mexico Power
9.500%, 04/01/19 (B)	875	1,022
TXU
6.500%, 11/15/24	410	195
TXU, Ser P
5.550%, 11/15/14	370	238
TXU, Ser R
6.550%, 11/15/34	4,385	1,980
Virginia Electric and Power
5.400%, 04/30/18	300	318

		76,105

Total Corporate Obligations (Cost $1,352,741) ($ Thousands)		1,301,140

U.S. TREASURY OBLIGATIONS — 11.3%
U.S. Treasury Bills
0.140%, 11/19/09 (E)	8,430	8,428

U.S. Treasury Bonds
2.145%, 02/15/13 (E)	1,000	939
2.677%, 05/15/14 (E)	2,150	1,916
7.500%, 11/15/16	6,300	8,077
8.750%, 05/15/17	6,500	8,939
8.875%, 08/15/17	5,100	7,091
3.678%. 08/15/17 (E)	4,000	3,009
8.875%, 02/15/19	7,358	10,559
4.454%, 05/15/20 (E)	1,300	844
8.750%, 08/15/20	3,450	4,996
7.125%, 02/15/23 (C)	3,742	4,957
6.250%, 08/15/23	9,565	11,837
6.125%, 11/15/27	150	188
5.375%, 02/15/31 (C)	21,419	25,057
5.294%, 02/15/21 (E)	200	124
4.250%, 05/15/36 (C)	23,658	23,920
3.500%, 02/15/36 (C)	33,977	30,017
4.500%, 08/15/39 (C)	21,382	22,535
4.500%, 05/15/38	2,082	2,193

		167,198

U.S. Treasury Inflation-Protected Securities
2.000%, 01/15/16	11,126	12,303
2.375%, 01/15/25 (C)	15,920	18,615
2.000%, 01/15/26 (C)	5,620	5,934
2.375%, 01/15/27 (C)	11,979	13,121
1.750%, 01/15/28 (C)	25,844	24,804
3.625%, 04/15/28 (C)	23,200	37,291
3.875%, 04/15/29	1,540	2,533

		114,601

U.S. Treasury Notes
1.125%, 06/30/11	431	433
1.000%, 07/31/11	3,342	3,347
1.875%, 06/15/12	2,007	2,033
1.500%, 07/15/12 (C)	16,131	16,163
1.750%, 08/15/12	979	987
1.875%, 02/28/14	1,000	986
2.625%, 06/30/14 (C)	28,616	28,989
2.625%, 07/31/14 (C)	44,157	44,681
2.375%, 08/31/14	15,523	15,512

20	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.375%, 03/31/16 (C)	$4,020	$3,884
3.250%, 07/31/16 (C)	11,000	11,168
3.000%, 08/31/16	20,100	20,056
4.625%, 02/15/17	1,000	1,100
3.750%, 11/15/18	11,000	11,299
2.750%, 02/15/19 (C)	6,701	6,343
3.125%, 05/15/19 (C)	60,395	58,961
3.625%, 08/15/19	7,166	7,300

		233,242

U.S. Treasury STRIPS
2.814%, 02/15/14 (E)	8,550	7,692
3.108%, 08/15/16 (E)	5,100	4,044
4.278%, 02/15/17 (E)	15,420	11,903
3.528%, 11/15/17 (E)	3,250	2,408
3.459%, 05/15/18 (C) (E)	4,360	3,201
3.913%, 08/15/20 (E)	4,550	2,909
4.183%, 11/15/20 (E)	1,000	630
4.684%, 11/15/21 (E)	13,050	7,813
6.336%, 05/15/24 (E)	400	209
3.835%, 05/15/30 (E)	9,150	3,744

		44,553

Total U.S. Treasury Obligations (Cost $554,839) ($ Thousands)		568,022

ASSET-BACKED SECURITIES — 4.3%

Automotive — 0.4%
Americredit Prime Automobile Receivable, Ser 2007-1, Cl A3
5.270%, 11/08/11	1,535	1,545
Bank of America Auto Trust
3.520%, 06/15/16 (B)	200	203
2.670%, 07/15/13 (B)	600	605
Chrysler Financial Auto Securitization Trust, Cl A3
2.820%, 01/15/16	250	251
Daimler Chrysler Auto Trust
1.206%, 10/08/09 (A)	256	256
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	3,055	3,181
Ford Credit Auto Owner Trust, Cl A3
2.790%, 08/15/13	350	356
Ford Credit Auto Owner Trust, Cl A4
4.500%, 07/15/14	300	307
Harley-Davidson Motorcycle Trust, Cl A4
3.320%, 02/15/17	791	797
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	1,148	1,190
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	1,839	1,909
Honda Auto Receivables Owner Trust, Cl A3
2.310%, 05/15/13	200	201
Honda Auto Receivables Owner Trust, Cl A4
3.300%, 09/15/15	3,162	3,226
Nissan Auto Receivables Owner Trust, Ser 2009-A, Cl A4
4.740%, 08/17/15	1,896	1,959
Triad Auto Receivables Owner Trust, Ser 2006-C, Cl A3
5.410%, 08/12/11	1,277	1,282
5.260%, 11/14/11	665	668
World Omni Auto Receivables Trust, Ser 2009-A, Cl A4
5.120%, 05/15/14	1,970	2,079

		20,015

Credit Cards — 0.8%
American Express Credit Account Master Trust, Cl A
1.504%, 10/15/09 (A)	4,966	4,966
BA Credit Card Trust, Cl A12
0.293%, 09/15/09 (A)	1,172	1,145
BA Credit Card Trust, Cl A6
0.333%, 09/15/09 (A)	830	779
BA Credit Card Trust, Ser 2006-A8, Cl A8
0.303%, 09/15/09 (A)	1,559	1,471
Capital One Multi-Asset Execution Trust, Ser 2006-A11, Cl A11
0.363%, 09/15/09 (A)	4,156	3,768
Capital One Multi-Asset Execution Trust, Ser 2008-A3, Cl A3
5.050%, 02/15/16	6,505	6,941
Chase Issuance Trust, Cl A9
4.260%, 05/15/13	1,069	1,116
Discover Card Master Trust I, Cl A1
0.303%, 09/15/09 (A)	859	838
Discover Card Master Trust I, Ser 2006-2, Cl A3
0.353%, 09/15/09 (A)	4,956	4,691
Discover Card Master Trust, Ser 2007-A2, Cl A2
0.969%, 09/15/09 (A)	7,500	7,241
MBNA Master Credit Card Trust, Ser 1997-B, Cl A
0.433%, 09/15/09 (A)	7,690	7,468

		40,424

Mortgage Related Securities — 0.7%
ABFS Mortgage Loan Trust
4.763%, 09/15/33 (F)	9	8
ABS Home Equity, Ser 2001-HE3, Cl A1
0.813%, 09/15/09 (A)	255	165
ACE Securities, Ser 2006-SL3, Cl A1
0.366%, 09/25/09 (A)	6,948	847
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.506%, 09/25/09 (A)	2,592	887
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.306%, 09/25/09 (A)	813	718

21	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.190%, 09/15/09 (A)	$5,602	$4,892
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	12	11
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.093%, 09/15/09 (A)	310	165
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.736%, 09/25/09 (A) (B)	1,005	755
Equivantage Home Equity Loan Trust, Ser 1997-2, Cl A3
7.775%, 07/25/28 (F)	158	101
GMAC Mortgage Loan Trust, Ser 2007-HE2, Cl A6
6.249%, 12/25/37 (F)	964	376
GSAA Trust, Ser 2005-6, Cl A3
0.636%, 09/25/09 (A)	4,100	2,300
HFC Home Equity Loan Asset Backed Certificates, Cl A2F
5.600%, 03/20/36 (F)	750	757
HFC Home Equity Loan Asset Backed Certificates, Cl A1
0.543%, 09/21/09 (A)	299	252
0.433%, 09/21/09 (A)	705	598
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.376%, 09/25/09 (A)	3,893	3,579
Indymac Home Equity Loan Asset-Backed Trust, Cl AV
0.526%, 09/25/09 (A)	44	22
Morgan Stanley ABS Capital I, Cl M1
1.016%, 09/25/09 (A)	385	321
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.306%, 09/25/09 (A)	483	416
Morgan Stanley Home Equity Loans , Ser 2007-1, Cl A1
0.316%, 09/25/09 (A)	449	416
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47 (F)	31	17
MSDWCC Heloc Trust, Cl A
0.806%, 09/25/09 (A)	97	58
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV3
0.436%, 09/25/09 (A)	6,400	3,578
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.866%, 09/25/09 (A)	272	202
Option One Mortgage Loan Trust, Ser 2007-14, Cl 2A3
0.406%, 09/25/09 (A)	17,000	3,927
Option One Mortgage Loan Trust, Ser 2007-5, Cl 2A4
0.566%, 09/25/09 (A)	10,000	3,398
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/25 (F)	1,106	901
Residential Funding Mortgage Securities II, Ser 2007-HSA3, Cl AI2
5.886%, 10/25/09 (A)	491	438
Salomon Brothers Mortgage Securities VII, Cl A
3.450%, 04/25/32 (B)(F)	441	358
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.616%, 09/25/09 (A)(B)(I)(J)	1,126	438
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A1
0.346%, 09/25/09 (A)	5,193	3,885
Terwin Mortgage Trust, Ser 2005- 9HGS, Cl A1
4.000%, 10/25/09 (A) (B)	708	652
Terwin Mortgage Trust, Ser 2006- 6, Cl 1A2
4.202%, 10/25/09 (A)	10,000	778
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	36	26

		36,242

Other Asset-Backed Securities — 2.4%
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.946%, 09/25/09 (A)	483	388
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,774	1,843
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-1, Cl 2A2
0.766%, 09/25/09 (A)	1,069	652
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34 (F)	1,191	1,021
Citicorp Residential Mortgage Securities, Ser 2006-1, Cl A2
5.682%, 07/25/36 (F)	442	438
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36 (F)	6,340	3,945
Citigroup Mortgage Loan Trust, Ser 2007-SHL1, Cl A
0.666%, 09/25/09 (A) (B)	1,311	626
CNH Equipment Trust, Ser 2009-B, Cl A3
2.970%, 03/15/13	215	218
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 09/15/09 (A)	2,270	2,212
Conseco Finance Securitizations, Ser 2000-4, Cl A6
8.310%, 10/01/09 (A)	793	492

22	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Asset-Backed Certificates, Cl A
0.926%, 09/25/09 (A)	$71	$35
Countrywide Asset-Backed Certificates, Cl M1
0.756%, 09/25/09 (A)	320	259
Countrywide Asset-Backed Certificates, Cl A1
0.596%, 09/25/09 (A) (B)	501	217
Countrywide Asset-Backed Certificates, Ser 2001-BC3, Cl A
0.746%, 09/25/09 (A)	54	29
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.866%, 09/25/09 (A)	115	54
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 10/25/09 (A)	10,000	3,861
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/09 (A)	208	100
Countrywide Asset-Backed Certificates, Ser 2007-7, Cl 2A2
0.426%, 09/25/09 (A)	7,500	4,381
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.466%, 09/25/09 (A) (B)	1,433	962
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.716%, 09/25/09 (A) (B)	1,008	371
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.573%, 09/15/09 (A)	981	382
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.513%, 09/15/09 (A)	2,261	792
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31 (F)	548	499
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
5.501%, 12/25/36 (F)	1,012	775
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
5.704%, 12/25/36 (F)	1,695	976
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-CB4, Cl A1A
0.356%, 09/25/09 (A)	5,239	4,188
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.576%, 09/25/09 (A) (B)	14,542	8,460
Daimler Chrysler Master Owner Trust, Ser 2006-A, Cl A
0.303%, 09/15/09 (A)(I)	454	452
Diamond Investment Grade CDO, Ser 1X, Cl A1
4.775%, 10/11/14 (I)(J)	4,692	4,340
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A	3,452	2,808
Embarcadero Aircraft Securitization Trust, Ser 2000-A, Cl A1
0.753%, 09/15/09 (A) (B)	4,046	1,234
Equity One, Ser 2003-2, Cl M1
5.050%, 10/25/09 (A)	690	582
Fieldstone Mortgage Investment, Ser 2007-A, Cl 2A2
0.536%, 09/25/09 (A)	2,000	564
First Horizon Asset Back Trust, Ser 2004-HE2, Cl A
0.486%, 09/25/09 (A)	1,240	932
First Horizon Asset Back Trust, Ser 2006-HE2, Cl A
0.396%, 09/25/09 (A)	678	297
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A
0.523%, 09/15/09 (A)(I)	2,351	2,199
GMAC Mortgage Loan Trust, Ser 2005-HE3, Cl A1VN
0.526%, 09/25/09 (A)	7,222	1,707
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	553	546
GSAMP Trust, Ser 2003-SEA, Cl A1
0.666%, 09/25/09 (A)	2,044	1,138
GSAMP Trust, Ser 2006-SD2, Cl A1
0.376%, 09/25/09 (A) (B)	3,768	3,429
John Deere Owner Trust, Cl A3
2.590%, 10/15/13	300	303
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AF6
5.501%, 11/25/36 (F)	9,605	6,425
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.566%, 09/25/09 (A)	5,059	2,633
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.566%, 09/25/09 (A)	3,821	1,040
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.596%, 09/25/09 (A)	8,114	777
Lone Star CDO Funding, Ser IX, Cl A
1.664%, 12/15/12 (I)(J)	4,169	3,773
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37 (F)	5,645	2,098
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2B
5.609%, 03/25/37 (F)	261	137

23	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	$2,848	$2,295
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (B)	6,888	5,835
MSCC Heloc Trust, Ser 2005-1, Cl A
0.456%, 09/25/09 (A)	539	227
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.984%, 10/26/09 (A)	4,540	4,578
Oakwood Mortgage Investors, Ser 2002-C, Cl AIO, IO
6.000%, 08/15/10	4,961	238
Oncor Electric Delivery Transition Bond, Ser 2003-1, Cl A2
4.030%, 02/15/12	334	339
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.513%, 09/15/09 (A)	41	37
Popular ABS Mortgage Pass-Through Trust, Ser 2007-A, Cl A3
0.576%, 09/25/09 (A)	10,380	3,542
RAAC Series, Ser 2007-RP4, Cl A
0.616%, 09/25/09 (A)(B)(J)	16,548	7,312
RAAC Series, Ser 2007-SP3, Cl A1
1.466%, 09/25/09 (A)	467	300
SLC Student Loan Trust, Cl A4A
2.229%, 09/15/09 (A)	4,565	4,553
SLM Student Loan Trust, Cl A4L
0.779%, 09/15/09 (A)	477	470
SLM Student Loan Trust, Cl A4
2.204%, 10/26/09 (A)	1,765	1,801
0.849%, 09/15/09 (A)	622	618
0.829%, 09/15/09 (A)	476	471
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.604%, 10/26/09 (A)	3,928	3,809
SLM Student Loan Trust, Ser 2008-8, Cl A4
2.154%, 10/26/09 (A)	4,757	4,786
Structured Asset Receivables Trust, Ser 2003-1, Cl CTFS
1.004%, 10/21/09 (A)(B)(I)(J)	840	814
Swift Master Auto Receivables Trust, Ser 2007-1, Cl A
0.373%, 09/15/09 (A)(I)(J)	1,249	1,205
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.356%, 09/25/09 (A)	3,185	2,841

		121,661

Total Asset-Backed Securities (Cost $288,154) ($ Thousands)		218,342

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FHLB
5.500%, 08/13/14	8,500	9,587
5.000%, 11/17/17	5,000	5,410
FHLB
0.150%, 09/16/09 (E)	4,930	4,930
0.140%, 09/18/09 (E)	5,150	5,150
FHLMC
5.500%, 07/18/16	4,000	4,501
5.625%, 11/23/35	1,620	1,656
FICO STRIPS, PO
0.000%, 02/08/18 to 09/269/19 (E)	18,840	12,736
0.000%, 08/03/18 (E)	3,450	2,334
FNMA CMO
0.516%, 09/25/09 (A)	721	704
FNMA CMO, Cl BP
5.900%, 02/25/15	965	987
FNMA CMO, Cl US
23.593%, 09/25/09 (A)	1,511	1,852
FNMA DN
5.250%, 08/01/12	2,800	2,993

Total U.S. Government Agency Obligations (Cost $52,194) ($ Thousands)		52,840

PURCHASED OPTION — 0.0%
September 2009 90Day EURO Future Put, Expires 09/17/09, Expires 09/19/09 Strike Price *	116	1

Total Purchased Option (Cost $9) ($ Thousands)		1

MUNICIPAL BOND — 0.1%
North Texas Tollway Authority, RB
6.718%, 01/01/49	2,135	2,299

Total Municipal Bonds (Cost $2,135) ($ Thousands)		2,299

PREFERRED STOCK — 0.0%
GMAC Preferred Blocker, 0.000% *	1	299
Zurich RegCaPS Funding Trust, 1.214% (A) (B)	—	222

Total Preferred Stock (Cost $309) ($ Thousands)		521

COMMERCIAL PAPER — 0.0%
BNP Paribas Finance
0.250%, 11/23/09	1,545	1,544

Total Commercial Paper (Cost $1,544) ($ Thousands)		1,544

24	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Description	Notional Amount ($ Thousands)/Shares/Contracts	Market Value ($ Thousands)
CASH EQUIVALENTS — 5.4%
Evergreen Institutional Money Market Fund, Cl I, 0.170%**	41,965,713	$41,966
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100%**†	229,280,421	229,280

Total Cash Equivalents (Cost $271,246) ($ Thousands)		271,246

AFFILIATED PARTNERSHIP — 7.9%
SEI Liquidity Fund, L.P., 0.820% **†(G)	408,117,509	398,310

Total Affiliated Partnership (Cost $408,118) ($ Thousands)		398,310

Total Investments — 108.1% (Cost $5,646,310)($ Thousands) §		$5,453,342

WRITTEN SWAPTION — 0.0%
U.S. Swaption Call, Deutsche Bank	(470,000)	(6)
U.S. Swaption Put, Deutsche Bank	(470,000)	(21)

Total Written Swaption (Premiums Received $30) ($ Thousands)		(27)

WRITTEN OPTIONS — 0.0%
December 2009 U.S. Long Bond Future Call, Expires 11/21/09, Strike Price $121.00	(260)	(609)
March 2010 90 Day EURO$ Future Call, Expires 03/20/10, Strike Price $99.00	(167)	(182)
March 2010 90 Day EURO$ Future Call, Expires 03/20/10, Strike Price $98.88	(67)	(21)
March 2010 90 Day EURO$ Future Put, Expires 03/20/10, Strike Price $98.75	(100)	(27)
Sept 2009 90 Day EURO$ Future Call, Expires 09/19/09, Strike Price $99.25	(118)	(123)
Sept 2009 90 Day EURO$ Future Put, Expires 09/19/09, Strike Price $99.00	(156)	(1)
Sept 2009 90 Day EURO$ Future Put, Expires 09/19/09, Strike Price $99.13	(116)	—

Total Written Options (Premiums Received $870) ($ Thousands)		(963)

25	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

A summary of outstanding swap agreements held by the Fund at August 31, 2009, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	3,850	$(1,175)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	5,500	(1,729)
Barclays Bank PLC	Abx.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(4,680)	(2,569)
Barclays Bank PLC	Abx.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(4,600)	(268)
Barclays Bank PLC	Abx.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(4,000)	(196)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	16,235	(5,191)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	2,000	408
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	2,000	387
Citigroup	Abx.HE.AAA 06-2 Index	SELL	0.11	05/25/46	(2,100)	(563)
Citigroup	Abx.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(3,545)	(1,935)
Citigroup	Abx.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(8,100)	12
Citigroup	Abx.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(5,500)	(101)
Citigroup	Arrow Electric, 6.875% 06/01/2018	BUY	(0.82)	03/20/14	1,485	(4)
Citigroup	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,110	(655)
Citigroup	Darden Restaurants Inc, 7.125% 02/01/2016	BUY	(2.40)	03/20/15	1,200	(72)
Citigroup	Darden Restaurants Inc, 6.000% 08/15/2035	BUY	(2.73)	03/20/14	1,435	(95)
Citigroup	Dr Horton Inc, 5.375% 6/15/2012	BUY	(1.00)	09/20/16	1,020	(46)
Citigroup	Hewlett Packard, 5.400% 03/01/2017	BUY	(0.72)	03/20/14	1,485	(31)
Citigroup	Home Depot, 5.875% 12/16/2036	BUY	(2.67)	03/20/14	5,100	(458)
Citigroup	Kb Home, 5.750% 2/01/2014	BUY	(1.00)	09/20/16	1,020	7
Citigroup	Lowes Companies Inc., 8.250% 06/01/2010	BUY	(1.20)	03/20/14	5,320	(128)
Citigroup	Nordstrom Inc., 6.950%, 03/15/2028	BUY	(3.15)	03/20/14	1,135	(63)
Credit Suisse	Abx.HE.AA 06-2 Index	SELL	0.17	05/25/46	(5,104)	(466)
Credit Suisse	Abx.HE.AAA 06-1 Index	SELL	0.09	08/25/37	(4,000)	(667)
Credit Suisse	Abx.HE.AAA 06-2 Index	SELL	0.17	05/25/46	(4,815)	(405)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	390	(123)
Credit Suisse	General Electric Corp 5.625% 09/15/2017	SELL	6.55	12/20/10	(2,570)	169
Credit Suisse	Pulte Homes, Inc., 5.250% 1/15/2014	BUY	(1.00)	09/20/16	2,250	(10)
Credit Suisse	Target Corporation, 4.000% 6/15/2013	BUY	(1.00)	12/20/14	1,280	15
Credit Suisse	Toll Brothers Inc 5.150% 05/15/2015	BUY	(1.00)	09/20/16	6,700	(28)
Deutsche Bank	Centex Corporation, 5.250% 06/15/2015	BUY	(4.40)	12/20/13	600	(95)
Deutsche Bank	D.R. Horton, Inc. 5.375% 6/15/2012	BUY	(1.00)	09/20/16	800	(13)
Deutsche Bank	Darden Restaurants Inc, 7.125% 02/01/2016	BUY	(2.25)	03/20/13	600	(23)
Deutsche Bank	Darden Restaurants Inc, 6.000% 08/15/2035	BUY	(2.25)	03/20/14	1,650	(74)
Deutsche Bank	Kohl’S Corporation, 6.250% 12/15/2017	BUY	(1.00)	12/20/14	1,280	9
Deutsche Bank	Nordstrom Inc., 6.950%, 03/15/2028	BUY	(2.10)	03/20/14	1,675	(17)
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/2014	BUY	(1.00)	09/20/16	3,050	(9)
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/2014	BUY	(1.00)	09/20/16	2,250	33
Deutsche Bank	Target Corporation, 4.000% 6/15/2013	BUY	(1.00)	12/20/14	1,280	15
Goldman Sachs	Abx.HE.AA 06-2 Index	SELL	0.17	05/25/46	(3,660)	(316)
Goldman Sachs	Abx.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,420)	(1,174)
Goldman Sachs	D.R. Horton, Inc. 5.375% 6/15/2012	BUY	(1.00)	09/20/16	795	(13)

26	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Credit Default Swaps (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Goldman Sachs	Pulte Homes, Inc., 5.250% 1/15/2014	BUY	(1.00)	09/20/16	1,600	$—
Merrill Lynch	Centex Corporation, 5.250% 06/15/2015	BUY	(3.56)	12/20/12	1,970	(196)
Merrill Lynch	Centex Corporation, 5.250% 06/15/2015	BUY	(3.56)	12/20/12	1,375	(141)
Morgan Stanley	Abx.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(2,100)	(473)
Morgan Stanley	Abx.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,200)	(1,127)
Morgan Stanley	CDX.LG HVOL.12 Index	SELL	5.00	04/20/14	(6,300)	458
Morgan Stanley	Darden Restaurants Inc, 7.125% 02/01/2016	BUY	(2.25)	03/20/13	600	(23)
Morgan Stanley	Kohl’S Corporation, 6.250% 12/15/2017	BUY	(1.00)	12/20/14	1,280	10
Morgan Stanley	Midamerican Energy Corp 4.625% 10/15/2013	SELL	4.00	03/20/11	(5,400)	205
Royal Bank of Scotland	Abx.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,889)	(243)

						$(19,187)

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Deutsche Bank	2.90%	3-Month LIBOR	02/28/14	87,200,000	$(412)

					$(412)

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
11/4/09	GBP	9,109	USD	15,438	$595
11/19/09	EUR	8,689	USD	12,513	45
11/19/09	USD	12,389	EUR	8,689	79
11/19/09	USD	13,556	GBP	7,980	(553)

					$166

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	579	Mar-2010	$894
90-Day Euro$	1,406	Jun-2010	718
90-Day Euro$	(26)	Jun-2010	(214)
90-Day Euro$	250	Sep-2010	160
90-Day Euro$	(26)	Sep-2010	(198)
90-Day Euro$	(26)	Dec-2010	(179)
90-Day Euro$	(26)	Mar-2011	(158)
90-Day Euro$	(26)	Jun-2011	(140)
U.S. 10-Year Treasury Note	(1,217)	Dec-2009	(952)
U.S. 10-Year Treasury Note	402	Dec-2009	252
U.S. 2-Year Treasury Note	273	Dec-2009	150
U.S. 5-Year Treasury Note	2,873	Dec-2009	1,513
U.S. Long Treasury Bond	187	Dec-2009	198

			$2,044

27	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Restricted Securities — At August 31, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2009, were as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Allegheny Energy Supply	1,955	4/19/06	4/19/06	$2,046	$2,032	0.04%

				$2,046	$2,032	0.04%

Percentages are based on a Net Assets of $5,044,061 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
‡	Real Estate Investment Trust
†	Investment in Affiliated Security.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2009. The date reported on the Schedule of Investments is the next reset date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	This security or a partial position of this security is on loan at August 31, 2009. The total value of securities on loan at August 31, 2009 was $398,570 ($ Thousands).
(D)	Security in default on interest payments.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Step Bonds — The rate reflected is the effective yield on August 31, 2009. The coupon on a bond changes on a specific date.
(G)	This security was purchased with cash collateral held from securities on loan. The total value of this security as of August 31, 2009 was $398,310 ($ Thousands).
(H)	Securities considered restricted. The total value of such securities as of August 31, 2009 was $2,120 ($ Thousands) and represented 0.04% of net assets.
(I)	Securities considered illiquid. The total value of such securities as of August 31, 2009 was $18,277 ($ Thousands) and represented 0.36% of net assets.
(J)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2009 was $19,853 ($ Thousands) and represented 0.39% of net assets.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PO — Principal Only

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

§	At August 31, 2009, the tax basis cost of the Fund’s investments was $5,646,310

($ Thousands), and the unrealized appreciation and depreciation were $209,437

($ Thousands) and $(402,405)($ Thousands) respectively.

See end of Form N-Q Filing for FAS 157 disclosure

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

28	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

Credit Default Swaps

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation.

As of August 31, 2009, the Fund is the buyer (“receiving protection”) on a total notional amount of $82.3 million)1 and is the seller (“providing protection”) on a total notional amount of $80.0 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX		Total
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt
Fair value written credit derivatives	$374,751	$—	$(49,499,147)	$648,398	$(48,475,998)

Maximum potential amount of future payments	(7,970,000)	—	(65,713,085)	(6,300,000)	(79,983,085)

Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—

Collateral held by the partnership can obtain upon occurrence of triggering event	—	—	—	498,622	498,622

1	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

29	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2009

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]

0-1000	—	—	(7,970,000)	—	—	(7,970,000)

1001-3000	—	—	—	(24,945,000)	—	(24,945,000)

3001-5000	—	—	—	(2,100,000)	—	(2,100,000)

5001-7,000	—	—	—	(22,200,000)	—	(22,200,000)

> than 7,000	—	—	—	(16,468,085)	—	(16,468,085)

Total	—	—	(7,970,000)	(65,713,085)	—	(73,683,085)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.
1	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

30	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 79.0%

Consumer Discretionary — 16.8%
Adelphia Communications (escrow security) (B)
10.250%, 06/15/11	$125	$3
7.875%, 01/15/09	250	6
7.750%, 05/01/09	75	1
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/04	25	1
America West Airlines LLC
8.057%, 07/02/20	1,646	1,366
American Airlines
13.000%, 08/01/16 (A)	2,040	2,086
American Greetings
7.375%, 06/01/16	800	684
AmeriGas Partners
7.125%, 05/20/16	270	259
Ameristar Casinos
9.250%, 06/01/14 (A)	2,100	2,147
Amscan Holdings
8.750%, 05/01/14	2,205	1,996
ARAMARK
8.500%, 02/01/15	2,750	2,668
Asbury Automotive Group
7.625%, 03/15/17	225	185
Ashtead Capital
9.000%, 08/15/16 (A)	2,959	2,597
Avis Budget Car Rental LLC
7.750%, 05/15/16	780	620
Beazer Homes USA
8.625%, 05/15/11	360	302
8.125%, 06/15/16	690	428
6.500%, 11/15/13	1,215	778
Belo
6.750%, 05/30/13	775	674
Blockbuster
9.000%, 09/01/12	1,250	653
Bon-Ton Department Stores
10.250%, 03/15/14	775	479
Boyd Gaming
7.125%, 02/01/16	1,690	1,407
Broder Brothers
12.000%, 10/15/13 (A)(B)	533	219
Brunswick
11.750%, 08/15/13	1,000	978
11.250%, 11/01/16 (A)	3,035	3,179
Burlington Coat Factory Warehouse
11.125%, 04/15/14	4,055	3,802
Caesars Entertainment
8.125%, 05/15/11	265	244
7.875%, 03/15/10	1,282	1,237
Carrols
9.000%, 01/15/13	325	316
CCH II LLC
10.250%, 09/15/10 (B)	1,225	1,361
CCH II LLC, Ser B
0.000%, 09/15/10 (B)	860	956
CCO Holdings LLC
0.000%, 11/15/13 (B)	3,535	3,570
Charter Communications Operating LLC
12.875%, 09/15/14 (A)(B)	3,875	4,204
Charter Communications Operating LLC
10.000%, 04/30/12 (A)(B)	4,845	4,881
Claire’s Stores
9.625%, 06/01/15	1,717	678
Dana (escrow security) (B)
7.000%, 03/01/09	175	4
7.000%, 03/15/28	200	5
6.500%, 03/15/08	100	3
6.500%, 03/01/29	1,100	27
Dave & Buster’s
11.250%, 03/15/14	2,391	2,319
Delta Air Lines
7.920%, 11/18/10	575	529
Denny’s Holdings
10.000%, 10/01/12	380	381
Dex Media
9.000%, 11/15/13 (B)(D)	1,020	194
9.000%, 11/15/13 (D)	1,625	309
Dex Media West, Ser B
9.875%, 08/15/13 (B)	2,710	569
8.500%, 08/15/10 (B)	1,500	1,245
DirecTV Holdings LLC
6.375%, 06/15/15	4,490	4,546
DISH DBS
7.125%, 02/01/16	2,770	2,659
DR Horton
6.500%, 04/15/16	475	439
6.000%, 04/15/11	730	726
5.625%, 01/15/16	600	537
Duane Reade
11.750%, 08/01/15 (A)	1,690	1,707
9.750%, 08/01/11	250	246
Eastman Kodak
7.250%, 11/15/13	995	779
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,102	937
El Pollo Loco
11.750%, 12/01/12 (A)	2,250	2,351
Expedia
8.500%, 07/01/16 (A)	470	476
Eye Care Centers of America
10.750%, 02/15/15	600	619
Ferrellgas Partners
6.750%, 05/01/14 (A)	1,500	1,376
Fontainebleau Las Vegas
10.250%, 06/15/15 (A)(B)	3,500	122
Ford Motor
7.450%, 07/16/31	1,710	1,308
Galaxy Entertainment Finance
9.875%, 12/15/12 (A)	1,565	1,518
Gaylord Entertainment
8.000%, 11/15/13	1,215	1,109
6.750%, 11/15/14	260	219
General Motors
7.700%, 04/15/16 (B)	1,601	220

1	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Nutrition Centers PIK
6.404%, 09/15/09 (C)	$1,280	$1,117
Goodyear Tire & Rubber
10.500%, 05/15/16	1,070	1,142
9.000%, 07/01/15	1,286	1,305
8.625%, 12/01/11	831	840
Group 1 Automotive
8.250%, 08/15/13	100	90
Hanesbrands, Ser B
4.593%, 12/15/09 (C)	2,585	2,217
Harrah’s Operating
10.000%, 12/15/18 (A)	6,726	4,708
5.750%, 10/01/17	1,000	452
5.500%, 07/01/10	248	234
Harrahs Operating Escrow LLC
11.250%, 06/01/17 (A)	8,686	8,838
Hertz
10.500%, 01/01/16	955	941
8.875%, 01/01/14	3,145	3,011
HSN
11.250%, 08/01/16	1,520	1,581
Inergy
8.750%, 03/01/15 (A)	550	555
8.250%, 03/01/16	345	342
6.875%, 12/15/14	275	257
Interpublic Group
6.250%, 11/15/14	356	328
2.440%, 11/15/09 (C)	346	331
Interpublic Group of
10.000%, 07/15/17 (A)	585	611
Invista
9.250%, 05/01/12 (A)	1,010	991
Jarden
8.000%, 05/01/16	1,225	1,256
7.500%, 05/01/17	2,160	2,079
JC Penney
7.950%, 04/01/17	515	516
7.400%, 04/01/37	1,860	1,562
K. Hovnanian Enterprises
8.625%, 01/15/17	385	218
KAR Holdings
10.000%, 05/01/15	1,125	1,035
8.750%, 05/01/14	1,700	1,602
4.483%, 11/01/09 (C)	800	660
Lamar Media
7.250%, 01/01/13	900	866
6.625%, 08/15/15	2,285	2,045
Lamar Media, Ser B
6.625%, 08/15/15	350	306
Landry’s Restaurants
14.000%, 08/15/11	3,610	3,596
Levi Strauss
9.750%, 01/15/15	1,913	1,956
LIN Television, Ser B
6.500%, 05/15/13	195	147
M/I Homes
6.875%, 04/01/12	400	368
Macy’s Retail Holdings
10.625%, 11/01/10	400	408
8.875%, 07/15/15	3,595	3,641
5.900%, 12/01/16	1,155	1,018
Meritage Homes
7.000%, 05/01/14	995	876
6.250%, 03/15/15	205	176
MGM Mirage
13.000%, 11/15/13 (A)	1,460	1,628
11.125%, 11/15/17 (A)	1,580	1,710
10.375%, 05/15/14 (A)	775	816
8.500%, 09/15/10	150	145
7.625%, 01/15/17	820	586
7.500%, 06/01/16	5,640	4,033
6.875%, 04/01/16	1,010	722
6.750%, 09/01/12	1,070	853
6.750%, 04/01/13	3,185	2,421
6.625%, 07/15/15	380	273
5.875%, 02/27/14	3,085	2,221
Michaels Stores
11.375%, 11/01/16 (A)	21	18
MTR Gaming Group
12.625%, 07/15/14 (A)	2,200	2,145
Neiman-Marcus Group PIK
9.000%, 10/15/15	2,361	1,759
New Albertsons
7.250%, 05/01/13	375	366
Newell Rubbermaid
10.600%, 04/15/19	1,755	2,044
OSI Restaurant Partners
10.000%, 06/15/15	3,053	2,519
Peninsula Gaming LLC
10.750%, 08/15/17 (A)	1,900	1,815
8.375%, 08/15/15 (A)	1,250	1,225
Penn National Gaming
6.750%, 03/01/15	3,490	3,298
Penske Auto Group
7.750%, 12/15/16	1,700	1,496
Pinnacle Entertainment
8.250%, 03/15/12	223	223
7.500%, 06/15/15	2,095	1,823
Pokagon Gaming Authority
10.375%, 06/15/14 (A)	1,260	1,273
Quiksilver
6.875%, 04/15/15	945	600
RJ Tower
12.000%, 06/01/13 (B)	210	1
Royal Caribbean Cruises
11.875%, 07/15/15	900	940
7.250%, 06/15/16	1,970	1,601
7.000%, 06/15/13	925	821
6.875%, 12/01/13	2,974	2,573
RSC Equipment Rental
9.500%, 12/01/14	7,715	6,905
Ryland Group
8.400%, 05/15/17	1,505	1,528
5.375%, 05/15/12	165	162
Sally Holdings LLC
10.500%, 11/15/16	3,045	3,159
9.250%, 11/15/14	1,615	1,667
Sbarro
10.375%, 02/01/15	1,866	1,325
Scholastic
5.000%, 04/15/13	870	735

2	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sealy Mattress
10.875%, 04/15/16 (A)	$385	$414
8.250%, 06/15/14	3,805	3,367
Seminole Hard Rock Entertainment
3.129%, 09/15/09 (A) (C)	600	456
Service International
7.375%, 10/01/14	1,035	1,014
6.750%, 04/01/15	1,545	1,464
Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	1,945	1,381
Simmons
10.000%, 12/15/09 (B)(D)	6,595	2,044
Simmons Bedding
7.875%, 01/15/14 (B)	4,195	3,608
Sinclair Broadcast Group
8.000%, 03/15/12	3,160	2,607
Sirius XM Radio
9.750%, 09/01/15 (A)	2,330	2,330
Speedway Motorsports
8.750%, 06/01/16 (A)	1,750	1,803
Stanadyne Holdings
12.000%, 02/15/15	1,500	735
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	475	381
Starwood Hotels & Resorts Worldwide
7.875%, 05/01/12	640	643
6.750%, 05/15/18	2,535	2,294
Station Casinos
6.875%, 03/01/16 (B)	960	34
6.625%, 03/15/18 (B)	2,090	73
Steinway Musical Instruments
7.000%, 03/01/14 (A)	5,645	4,572
Sun Media
7.625%, 02/15/13	835	566
Tenneco
8.625%, 11/15/14	1,435	1,263
Toys R US
7.875%, 04/15/13	620	529
7.625%, 08/01/11	890	841
Toys R Us Property I LLC
10.750%, 07/15/17 (A)	640	650
Travelport LLC
11.875%, 09/01/16	6,045	4,655
4.986%, 12/01/09 (C)	2,044	1,482
TRW Automotive
7.250%, 03/15/17 (A)	1,365	1,147
7.000%, 03/15/14 (A)	2,890	2,514
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	1,815	1,665
UAL 1995 Pass Through Trust A
9.020%, 04/19/12	555	139
UAL Pass Through Trust Series
2000-2 (B)
7.811%, 10/01/09	1,875	2,250
7.186%, 04/01/11	404	394
7.032%, 10/01/10	50	46
United Components
9.375%, 06/15/13	1,460	1,131
Univision Communications
9.750%, 03/15/15 (A)	1,575	1,008
Vail Resorts
6.750%, 02/15/14	1,970	1,891
Videotron
6.875%, 01/15/14	2,794	2,672
Virgin Media
6.500%, 11/15/16 (A)	603	547
Wendy’s
10.000%, 07/15/16 (A)	1,840	1,886
WMG Acquisition
9.500%, 06/15/16 (A)	2,355	2,437
7.375%, 04/15/14	550	496

		243,524

Consumer Staples — 7.1%
Alliance One International
10.000%, 07/15/16 (A)	220	217
10.000%, 07/15/16 (A)	1,090	1,077
Apria Healthcare Group
12.375%, 11/01/14 (A)	3,200	3,240
Bausch & Lomb
9.875%, 11/01/15	5,320	5,333
Biomet
11.625%, 10/15/17	3,440	3,638
Central Garden and Pet
9.125%, 02/01/13	1,445	1,452
Chiquita Brands International
8.875%, 12/01/15	1,495	1,465
Constellation Brands
8.375%, 12/15/14	1,600	1,628
7.250%, 09/01/16	1,870	1,809
7.250%, 05/15/17	1,250	1,210
DI Finance
9.500%, 02/15/13	1,425	1,445
DJO Finance LLC
10.875%, 11/15/14	4,980	4,781
Dole Food
13.875%, 03/15/14 (A)	2,045	2,331
8.875%, 03/15/11	504	503
7.250%, 06/15/10	225	224
Education Management LLC
10.250%, 06/01/16	775	811
Elan Finance
7.750%, 11/15/11	1,045	1,014
Fleming
10.125%, 04/01/08 (B)(F)	943	—
Global Cash Access LLC
8.750%, 03/15/12	1,060	1,042
HCA
9.875%, 02/15/17 (A)	345	355
9.625%, 11/15/16	11,213	11,325
9.250%, 11/15/16	6,873	6,976
8.500%, 04/15/19 (A)	2,640	2,673
7.875%, 02/15/20 (A)	1,905	1,857
6.375%, 01/15/15	1,000	875
Ingles Markets
8.875%, 05/15/17	680	683
JBS USA LLC
11.625%, 05/01/14 (A)	1,050	1,103
Johnsondiversey Holdings
10.670%, 05/15/13 (D)	935	874

3	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Language Line
14.125%, 06/15/13	$500	$511
Laureate Education
11.750%, 08/15/17 (A)	400	353
10.000%, 08/15/15 (A)	525	474
M-Foods Holdings
9.750%, 10/01/13 (A)	405	410
Michael Foods
8.000%, 11/15/13	3,150	3,142
Pantry
7.750%, 02/15/14	3,285	2,932
3.000%, 11/15/12	1,000	818
Quebecor World Capital
8.750%, 03/15/16 (A)(B)	2,175	196
6.125%, 11/15/13 (B)	1,800	153
Rite Aid
9.500%, 06/15/17	4,085	2,941
9.375%, 12/15/15	1,925	1,415
7.700%, 02/15/27	150	74
7.500%, 03/01/17	985	822
6.875%, 12/15/28 (A)	350	163
RITE AID CORP
9.750%, 06/12/16 (A)	1,560	1,650
RSC Equipment Rental
10.000%, 07/15/17 (A)	2,000	2,090
Seminole Indian Tribe of Florida
7.804%, 10/01/20 (A)	950	815
6.535%, 10/01/20 (A)	1,000	853
5.798%, 10/01/13 (A)	2,600	2,446
ServiceMaster
10.750%, 07/15/15 (A)	1,270	1,130
7.450%, 08/15/27	220	135
7.250%, 03/01/38	655	380
7.100%, 03/01/18	645	454
Smithfield Foods
10.000%, 07/15/14 (A)	2,233	2,278
7.750%, 05/15/13	860	709
7.000%, 08/01/11	3,900	3,666
Southern States Cooperative
11.000%, 11/01/11 (A)	2,250	2,258
Spectrum Brands
7.375%, 02/01/15 (B)	1,335	961
SuperValu
7.500%, 11/15/14	120	118
SUPERVALU
8.000%, 05/01/16	2,927	2,879
United Rentals North America
10.875%, 06/15/16 (A)	3,000	3,060
Universal Hospital Services
8.500%, 06/01/15	960	926
US Oncology
9.125%, 08/15/17 (A)	350	364
US Oncology Holdings
6.904%, 09/15/09 (C)	1,715	1,458

		102,975

Energy — 8.3%
Allis-Chalmers Energy
9.000%, 01/15/14	3,236	2,427
8.500%, 03/01/17	890	592
Arch Coal
8.750%, 08/01/16 (A)	2,665	2,665
Atlas Energy Operating LLC
12.125%, 08/01/17	150	158
Atlas Energy Resources LLC
10.750%, 02/01/18 (A)	1,530	1,545
Aventine Renewable Energy
10.000%, 04/01/17 (B)	2,600	1,326
Basic Energy Services
11.625%, 08/01/14 (A)	1,720	1,754
Berry Petroleum
10.250%, 06/01/14	640	668
Bill Barrett
9.875%, 07/15/16	1,000	1,040
Calfrac Holdings
7.750%, 02/15/15 (A)	3,000	2,730
Chesapeake Energy
9.500%, 02/15/15	2,155	2,198
7.500%, 06/15/14	219	212
7.250%, 12/15/18	1,490	1,363
7.000%, 08/15/14	1,010	960
6.875%, 01/15/16	1,020	936
6.500%, 08/15/17	2,035	1,796
Cie Generale de Geophysique- Veritas
9.500%, 05/15/16 (A)	1,220	1,257
Complete Production Services
8.000%, 12/15/16	635	544
Compton Petroleum Finance
7.625%, 12/01/13	350	242
Copano Energy LLC
7.750%, 06/01/18	2,930	2,710
Denbury Resources
9.750%, 03/01/16	1,145	1,205
7.500%, 04/01/13	1,110	1,099
7.500%, 12/15/15	1,175	1,146
Dynegy Holdings
8.375%, 05/01/16	2,450	1,985
7.750%, 06/01/19	1,995	1,416
7.500%, 06/01/15	3,535	2,863
El Paso
8.250%, 02/15/16	285	288
8.050%, 10/15/30	150	134
7.875%, 06/15/12	1,425	1,460
7.800%, 08/01/31	1,175	1,048
7.420%, 02/15/37	1,300	1,094
7.250%, 06/01/18	2,990	2,832
7.000%, 06/15/17	1,070	1,006
6.875%, 06/15/14	775	756
EXCO Resources
7.250%, 01/15/11	3,325	3,259
Forbes Energy Services LLC
11.000%, 02/15/15	916	655
Forest Oil
8.500%, 02/15/14 (A)	50	50
8.000%, 12/15/11	800	814
7.750%, 05/01/14	505	493
7.250%, 06/15/19	2,370	2,228
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	2,140	2,012
Hillcorp Energy
9.000%, 06/01/16 (A)	255	244
7.750%, 11/01/15 (A)	3,545	3,270

4	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Holly
9.875%, 06/15/17 (A)	$1,935	$1,930
International Coal Group
10.250%, 07/15/14	985	832
Key Energy Services
8.375%, 12/01/14	1,405	1,272
Linn Energy LLC
11.750%, 05/15/17 (A)	1,370	1,445
Mariner Energy
8.000%, 05/15/17	1,670	1,478
MarkWest Energy Partners
8.750%, 04/15/18	3,285	3,121
MarkWest Energy Partners, Ser B
8.500%, 07/15/16	250	236
6.875%, 11/01/14	1,125	1,029
Massey Energy
6.875%, 12/15/13	2,090	1,965
McMoRan Exploration
11.875%, 11/15/14	1,750	1,693
Nabors Industries
9.250%, 01/15/19	2,000	2,347
Newfield Exploration
7.125%, 05/15/18	525	511
6.625%, 04/15/16	1,145	1,093
OPTI Canada
8.250%, 12/15/14	2,590	1,683
7.875%, 12/15/14	1,390	890
Parker Drilling
9.625%, 10/01/13	639	626
Penn Virginia
10.375%, 06/15/16	400	421
PetroHawk Energy
10.500%, 08/01/14 (A)	2,100	2,247
9.125%, 07/15/13	1,847	1,875
7.875%, 06/01/15	1,795	1,741
Petroleum Development
12.000%, 02/15/18	2,190	2,037
Plains Exploration & Production
10.000%, 03/01/16	650	689
7.750%, 06/15/15	75	73
7.625%, 06/01/18	350	331
7.000%, 03/15/17	600	552
Pride International
8.500%, 06/15/19	1,370	1,438
Quicksilver Resources
11.750%, 01/01/16	3,375	3,577
8.250%, 08/01/15	985	926
7.125%, 04/01/16	1,220	1,013
Regency Energy Partners
8.375%, 12/15/13	530	521
Sabine Pass LNG LP
7.250%, 11/30/13	1,550	1,333
SandRidge Energy
9.875%, 05/15/16 (A)	1,185	1,185
8.625%, 04/01/15	750	705
8.000%, 06/01/18 (A)	200	181
SESI LLC
6.875%, 06/01/14	950	903
Southwestern Energy
7.500%, 02/01/18 (A)	1,125	1,132
Stone Energy
8.250%, 12/15/11	1,600	1,440
Swift Energy
7.625%, 07/15/11	1,054	1,043
7.125%, 06/01/17	1,170	924
Targa Resources Partners
11.250%, 07/15/17 (A)	4,435	4,435
Tesoro
9.750%, 06/01/19	1,800	1,822
6.625%, 11/01/15	1,430	1,280
Valero Energy
10.500%, 03/15/39	960	1,145
Venoco
8.750%, 12/15/11	1,040	1,019
Western Refining
10.750%, 09/15/09 (A) (C)	118	109
Whiting Petroleum
7.250%, 05/01/12	612	609
7.250%, 05/01/13	905	896
Williams
8.750%, 01/15/20	150	170
8.125%, 03/15/12	150	161
7.875%, 09/01/21	275	298
7.750%, 06/15/31	350	356
Williams Partners
7.250%, 02/01/17	775	760

		119,978

Financials — 9.6%
ACE Cash Express
10.250%, 10/01/14 (A)	675	365
ALH Finance LLC
8.500%, 01/15/13	3,000	2,775
Allied Capital
6.625%, 07/15/11	1,500	1,016
American Achievement Group Holding
12.750%, 10/01/12	1,108	465
American General Finance MTN
4.875%, 07/15/12	1,430	1,004
0.879%, 09/15/09 (C)	2,130	1,482
BAC Capital Trust XIV
5.630%, 09/15/09 (C)	1,280	794
BB&T Capital Trust I
5.850%, 08/18/35	180	144
BB&T Capital Trust II, Ser 2006-
6.750%, 06/07/36	195	160
Capital One Capital V
10.250%, 08/15/39	1,265	1,286
Cardtronics
9.250%, 08/15/13	1,370	1,336
9.250%, 08/15/13	1,110	1,082
Chukchansi Economic Development Authority
4.913%, 11/15/09 (A) (C)	500	368
CIT Group
5.800%, 07/28/11	1,295	771
5.650%, 02/13/17	3,295	1,852
5.600%, 04/27/11	1,235	737
5.000%, 02/13/14	3,900	2,209
0.782%, 10/28/09 (C)	1,250	739
CIT Group Funding of Canada
4.650%, 07/01/10	135	111

5	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Capital XXI
8.300%, 12/21/09 (C)	$620	$522
City National Bank
9.000%, 08/12/19	4,062	4,062
Comerica Bank
5.200%, 08/22/17	1,000	842
Corporate Office Properties
3.500%, 09/15/26 ‡ (A)	155	149
Developers Diversified Realty
5.375%, 10/15/12 ‡	1,100	999
FireKeepers Development Authority
13.875%, 05/01/15 (A)	1,915	1,944
Ford Motor Credit LLC
9.875%, 08/10/11	2,395	2,370
8.000%, 06/01/14	3,755	3,459
8.000%, 12/15/16	2,345	2,055
7.800%, 06/01/12	5,375	4,972
7.500%, 08/01/12	3,035	2,793
7.250%, 10/25/11	2,175	2,045
7.000%, 10/01/13	5,487	4,893
5.879%, 09/15/09 (C)	1,000	920
3.260%, 10/13/09 (C)	360	300
Fresenius US Finance II
9.000%, 07/15/15 (A)	800	868
FTI Consulting
7.625%, 06/15/13	135	132
Genworth Financial
6.150%, 11/15/09 (C)	1,360	694
5.750%, 06/15/14	650	508
5.650%, 06/15/12	2,050	1,799
Genworth Global Funding Trusts
0.789%, 09/15/09 (C)	970	900
0.580%, 11/16/09 (C)	1,380	1,175
GMAC LLC
8.000%, 11/01/31 (A)	4,918	3,799
7.250%, 03/02/11 (A)	807	758
7.000%, 02/01/12 (A)	63	57
6.875%, 08/28/12 (A)	6,751	5,873
6.875%, 09/15/11 (A)	4,509	4,160
6.750%, 12/01/14	4,157	3,409
6.625%, 05/15/12 (A)	1,526	1,343
6.000%, 12/15/11 (A)	1,078	959
GrafTech Finance
10.250%, 02/15/12	78	76
HCP MTN
6.700%, 01/30/18 ‡	1,470	1,362
Hellas II
6.259%, 10/15/09 (A) (C)	2,100	357
Host Hotels & Resorts LP
6.875%, 11/01/14 ‡	545	516
Host Marriott LP, Ser O
6.375%, 03/15/15 ‡	1,450	1,359
Host Marriott LP, Ser Q
6.750%, 06/01/16 ‡	2,300	2,139
HUB International Holdings
10.250%, 06/15/15 (A)	410	344
9.000%, 12/15/14 (A)	3,270	2,947
Icahn Enterprises
7.125%, 02/15/13	4,725	4,489
ING Capital Funding Trust III
8.439%, 12/31/09 (C)	1,605	915
International Lease Finance MTN
6.625%, 11/15/13	630	488
6.375%, 03/25/13	335	263
5.625%, 09/20/13	1,055	811
5.550%, 09/05/12	430	342
5.350%, 03/01/12	125	103
5.250%, 01/10/13	815	629
Janus Capital Group
6.950%, 06/15/17	650	602
JPMorgan Chase Capital XXV
6.800%, 10/01/37	90	85
LaBranche
11.000%, 05/15/12	2,015	1,871
LBI Media
11.000%, 10/15/13 (D)	500	251
Lehman Brothers Holdings MTN
6.875%, 05/02/18 (B)	3,500	643
5.625%, 01/24/13 (B)	1,000	188
Leucadia National
8.125%, 09/15/15	638	625
7.125%, 03/15/17	3,000	2,753
Lincoln National
7.000%, 11/17/09 (C)	595	393
Marlin Water Trust II
6.310%, 07/15/03 (A)(B)	4,000	2
MetLife
10.750%, 08/01/39	1,845	2,076
6.400%, 12/15/36	610	477
MetLife Capital Trust X
9.250%, 10/08/09 (A) (C)	2,550	2,480
Nuveen Investments
10.500%, 11/15/15 (A)	4,400	3,300
10.500%, 11/15/15 (A)	4,415	3,311
5.500%, 09/15/15	765	451
Omega Healthcare Investors
7.000%, 01/15/16 ‡	300	272
Omnicare
3.250%, 12/15/35	920	695
Pinnacle Foods Finance LLC
10.625%, 04/01/17	1,675	1,574
9.250%, 04/01/15	500	479
PNC Financial Services Group
8.250%, 11/21/09 (C)	680	620
Popular North America Capital Trust I
6.564%, 09/15/34	615	452
Rabobank Nederland
11.000%, 12/31/09 (A) (C)	1,235	1,459
Radian Group
7.750%, 06/01/11	1,020	816
Realogy
11.000%, 04/15/14	710	351
10.500%, 04/15/14	675	402
Senior Housing Properties Trust
7.875%, 04/15/15 ‡	645	601
Silicon Valley Bank
5.700%, 06/01/12	675	661

6	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	$1,275	$701
4.680%, 02/01/10 (A) (C)	275	135
Susser Holdings LLC
10.625%, 12/15/13	225	227
Torchmark
9.250%, 06/15/19	2,625	2,839
UCI Holdco
8.629%, 09/15/09 (C)	1,172	410
USB Capital IX
6.189%, 10/15/09 (C)	1,015	731
Ventas Realty LP
7.125%, 06/01/15 ‡	1,026	980
6.750%, 04/01/17 ‡	775	728
VWR Funding
10.250%, 07/15/15	2,563	2,204
Wells Fargo Capital XIII MTN
7.700%, 09/26/09 (C)	1,700	1,479
Willis North America
6.200%, 03/28/17	1,256	1,186
Yankee Acquisition, Ser B
8.500%, 02/15/15	2,650	2,398
Zions Bancorporation
6.000%, 09/15/15	1,305	941
5.650%, 05/15/14	160	116
5.500%, 11/16/15	500	380

		137,940

Health Care — 3.6%
Alliance Imaging, Ser B
7.250%, 12/15/12	550	514
Biomet
10.375%, 10/15/17	8,290	8,642
10.000%, 10/15/17	1,730	1,817
Bio-Rad Laboratories
8.000%, 09/15/16 (A)	870	887
Community Health Systems
8.875%, 07/15/15	2,590	2,600
Cooper
7.125%, 02/15/15	1,590	1,505
HCA
6.750%, 07/15/13	3,290	3,060
Health Management Associates
6.125%, 04/15/16	2,120	1,892
Health Net
6.375%, 06/01/17	1,841	1,593
Healthsouth
7.218%, 12/15/09 (C)	2,710	2,588
Inverness Medical Innovations
9.000%, 05/15/16	3,920	3,900
NMH Holdings
7.754%, 09/15/09 (A) (C)	798	505
Psychiatric Solutions
7.750%, 07/15/15 (A)	315	288
7.750%, 07/15/15	3,300	3,102
ReAble Therapeutics Finance LLC
11.750%, 11/15/14	1,382	1,192
Select Medical
7.625%, 02/01/15	6,911	6,289
Spheris
11.000%, 12/15/12	750	319
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,656	1,225
Tenet Healthcare
10.000%, 05/01/18 (A)	45	48
9.250%, 02/01/15	2,945	2,820
8.875%, 07/01/19 (A)	495	507
7.375%, 02/01/13	1,030	948
United Surgical Partners International PIK
9.250%, 05/01/17	4,190	3,708
United Surgical Partners International
8.875%, 05/01/17	845	794
US Oncology
10.750%, 08/15/14	1,275	1,291
Vanguard Health Holding I
11.250%, 10/01/15	600	603
Vanguard Health Holding II
9.000%, 10/01/14	325	319

		52,956

Industrials — 6.2%
ACCO Brands
7.625%, 08/15/15	5,130	3,822
Actuant
6.875%, 06/15/17	2,575	2,382
AGY Holding
11.000%, 11/15/14	800	632
Aleris International PIK
9.000%, 12/15/14 (B)	950	5
Aleris International
10.000%, 12/15/16 (B)	1,675	4
Allied Waste North America, Ser B
7.125%, 05/15/16	265	276
Allison Transmission
11.000%, 11/01/15 (A)	1,620	1,458
American Airlines, Ser 01-1
7.379%, 05/23/16	85	43
Ames True Temper
10.000%, 07/15/12 (E)	1,135	919
4.509%, 01/15/12 (C)	1,480	1,302
Anixter
10.000%, 03/15/14	1,745	1,802
Associated Materials
9.750%, 04/15/12	795	712
Atrium
15.000%, 12/15/12 (A)(E)	1,482	22
Baker & Taylor
11.500%, 07/01/13 (A)	925	370
Baldor Electric
8.625%, 02/15/17	1,520	1,512
BE Aerospace
8.500%, 07/01/18	650	640
Belden
9.250%, 06/15/19 (A)	305	307
Bombardier
8.000%, 11/15/14 (A)	400	391
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,050	364

7	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Building Materials Corp of America
7.750%, 08/01/14	$820	$771
BWAY
10.000%, 04/15/14 (A)	4,585	4,757
C8 Capital SPV
6.640%, 12/31/14 (A) (C)	885	582
Case New Holland
7.750%, 09/01/13 (A)	1,945	1,916
Casella Waste Systems
11.000%, 07/15/14 (A)	30	31
9.750%, 02/01/13	1,335	1,181
Chart Industries
9.125%, 10/15/15	2,000	1,930
Clean Harbors
7.625%, 08/15/16 (A)	1,385	1,388
Coleman Cable
9.875%, 10/01/12	1,000	925
Continental Airlines
9.000%, 07/08/16	910	931
7.339%, 04/19/14	1,490	1,162
Cornell
10.750%, 07/01/12	280	283
Corrections Corp of America
7.750%, 06/01/17	100	99
CPM Holdings
10.625%, 09/01/14 (A)	740	747
Crown Americas LLC
7.625%, 11/15/13	450	448
7.625%, 05/15/17 (A)	590	586
Delta Air Lines, Ser 2002-1, Cl C
7.779%, 01/02/12	427	403
DigitalGlobe
10.500%, 05/01/14 (A)	545	570
Douglas Dynamics LLC
7.750%, 01/15/12 (A)	855	735
General Cable
7.125%, 04/01/17	785	752
Global Aviation Holdings
14.000%, 08/15/13 (A)	1,250	1,188
Graphic Packaging International
9.500%, 06/15/17 (A)	490	502
9.500%, 06/15/17 (A)	1,245	1,276
9.500%, 08/15/13	2,025	2,030
8.500%, 08/15/11	135	135
Harland Clarke Holdings
9.500%, 05/15/15	1,000	850
6.000%, 11/15/09 (C)	370	265
Indalex Holding, Ser B
11.500%, 02/01/14 (B)	401	28
Interface
11.375%, 11/01/13 (A)	175	186
9.500%, 02/01/14	180	172
Iron Mountain
8.750%, 07/15/18	1,265	1,289
8.375%, 08/15/21	715	710
8.000%, 06/15/20	960	928
J.B. Poindexter
8.750%, 03/15/14	325	270
Kansas City Southern de Mexico
12.500%, 04/01/16 (A)	345	364
9.375%, 05/01/12	940	926
L-3 Communications
5.875%, 01/15/15	1,662	1,554
L-3 Communications, Ser B
6.375%, 10/15/15	2,911	2,744
Language Line
11.125%, 06/15/12	3,300	3,349
Mobile Mini
6.875%, 05/01/15	1,215	1,075
Mobile Services Group
9.750%, 08/01/14	260	260
Moog
7.250%, 06/15/18	420	399
Nebraska Book
8.625%, 03/15/12	1,100	886
NXP BV
10.000%, 07/15/13 (A)	598	544
Park-Ohio Industries
8.375%, 11/15/14	775	489
Penhall International
12.000%, 08/01/14 (A)	750	300
Plastipak Holdings
10.625%, 08/15/19 (A)	665	695
8.500%, 12/15/15 (A)	660	630
Pregis
12.375%, 10/15/13	640	576
Quality Distribution LLC
9.000%, 11/15/10	800	480
RailAmerica
9.250%, 07/01/17 (A)	1,265	1,308
RBS Global
9.500%, 08/01/14 (A)	2,627	2,417
RBS Global & Rexnord
11.750%, 08/01/16	960	806
9.500%, 08/01/14	615	566
8.875%, 09/01/16	450	361
Sequa
11.750%, 12/01/15 (A)	1,050	661
Sinclair Broadcast Group
3.000%, 05/15/27	160	143
Solo Cup
10.500%, 11/01/13 (A)	990	1,039
SPX
7.625%, 12/15/14	1,330	1,335
Stallion Oilfield Services
9.750%, 02/01/15 (A)(B)	1,144	435
Terex
10.875%, 06/01/16	1,000	1,048
8.000%, 11/15/17	8,990	7,619
Thermadyne Holdings
10.500%, 02/01/14	1,040	829
Titan International
8.000%, 01/15/12	2,685	2,584
TransDigm
7.750%, 07/15/14	1,475	1,464
United Air Lines
9.125%, 01/15/12 (B)(F)	625	—
United Air Lines, Ser A
10.670%, 05/01/04 (B)(F)	325	—
USG
9.750%, 08/01/14 (A)	1,955	2,009
9.500%, 01/15/18	1,310	1,211
6.300%, 11/15/16	1,315	1,052

8	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vought Aircraft Industries
8.000%, 07/15/11	$1,500	$1,432

		90,579

Information Technology — 4.2%
Activant Solutions
9.500%, 05/01/16	1,900	1,584
Advanced Micro Devices
7.750%, 11/01/12	2,415	2,005
Amkor Technology
9.250%, 06/01/16	2,500	2,563
7.750%, 05/15/13	1,335	1,318
Avago Technologies Finance
10.125%, 12/01/13	670	700
Compagnie Generale de Geophysique
7.750%, 05/15/17	1,095	1,035
7.500%, 05/15/15	1,339	1,272
Compucom Systems
12.500%, 10/01/15 (A)	1,850	1,665
First Data
9.875%, 09/24/15	10,698	9,147
Flextronics International
6.250%, 11/15/14	1,780	1,637
Freescale Semiconductor PIK
9.125%, 12/15/14	2,230	1,293
Freescale Semiconductor
10.125%, 12/15/16	500	278
8.875%, 12/15/14	1,950	1,316
Jabil Circuit
7.750%, 07/15/16	700	689
NXP Funding LLC
7.875%, 10/15/14	2,415	1,679
Open Solutions
9.750%, 02/01/15 (A)	1,930	1,264
Sanmina-SCI
8.125%, 03/01/16	1,475	1,272
3.379%, 09/15/09 (A) (C)	2,380	2,309
3.379%, 09/15/09 (A) (C)	1,250	1,094
Seitel
9.750%, 02/15/14	2,200	1,320
Sensata Technologies
8.000%, 05/01/14	1,370	1,171
Smart Modular
6.097%, 10/01/09 (C)	4,960	4,414
Spansion
3.792%, 09/01/09 (A) (B) (C)	975	865
Sungard Data Systems
10.625%, 05/15/15 (A)	1,350	1,394
10.250%, 08/15/15	6,477	6,412
9.125%, 08/15/13	1,275	1,262
Terremark Worldwide
12.000%, 06/15/17 (A)	2,605	2,738
Unisys
14.250%, 09/15/15 (A)	1,000	980
12.750%, 10/15/14 (A)	5,515	5,660

		60,336

Materials — 7.5%
AK Steel
7.750%, 06/15/12	2,400	2,397
Appleton Papers, Ser B
9.750%, 06/15/14	650	293
Arch Western Finance LLC
6.750%, 07/01/13	3,305	3,156
Ashland
9.125%, 06/01/17 (A)	2,480	2,604
Ball
7.375%, 09/01/19	640	639
California Steel Industries
6.125%, 03/15/14	275	251
Catalyst Paper
7.375%, 03/01/14	338	135
Catalyst Paper, Ser D
8.625%, 06/15/11	1,545	904
Clearwater Paper
10.625%, 06/15/16 (A)	820	878
Cognis GmbH
2.629%, 09/15/13 (A) (C)	620	521
Crown Americas
7.750%, 11/15/15	400	396
Domtar
10.750%, 06/01/17	3,500	3,815
9.500%, 08/01/16	250	251
7.875%, 10/15/11	1	1
7.125%, 08/15/15	625	602
5.375%, 12/01/13	1,000	925
Dow Chemical
8.550%, 05/15/19	3,205	3,491
Evraz Group
9.500%, 04/24/18 (A)	700	624
8.875%, 04/24/13 (A)	525	480
FMG Finance
10.625%, 09/01/16 (A)	3,005	3,230
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	8,415	8,773
8.250%, 04/01/15	545	568
Georgia-Pacific
8.125%, 05/15/11	250	257
8.000%, 01/15/24	1,025	953
7.125%, 01/15/17 (A)	2,270	2,179
7.000%, 01/15/15 (A)	2,675	2,575
Georgia-Pacific LLC
9.500%, 12/01/11	135	140
8.250%, 05/01/16 (A)	2,750	2,777
Graham Packaging
9.875%, 10/15/14	4,295	4,274
Greif
7.750%, 08/01/19 (A)	190	186
Hexion US Fin/Nova Scotia
9.750%, 11/15/14	4,100	3,075
4.940%, 11/15/09 (C)	750	487
Huntsman International LLC
7.875%, 11/15/14	2,535	2,256
7.375%, 01/01/15	1,990	1,711
INEOS Group Holdings PLC
8.500%, 02/15/16 (A)	1,425	655
Innophos
8.875%, 08/15/14	1,535	1,489
Innophos Holdings
9.500%, 04/15/12 (A)	700	658

9	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
International Paper
7.950%, 06/15/18	$2,138	$2,269
Intertape Polymer
8.500%, 08/01/14	935	631
MacDermid
9.500%, 04/15/17 (A)	2,340	1,966
Millennium America
7.625%, 11/15/26 (B)	200	22
Nalco
8.250%, 05/15/17 (A)	1,040	1,087
Neenah
9.500%, 01/01/17	500	189
Newark Group
9.750%, 03/15/14 (B)	800	8
Noranda Aluminium Acquisition
5.413%, 11/15/09 (C)	3,178	1,938
Novelis
11.500%, 02/15/15 (A)	675	653
7.250%, 02/15/15 (A) (D)	1,400	1,134
P.H. Glatfelter
7.125%, 05/01/16	1,075	1,011
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	2,565	821
PE Paper Escrow GmbH
12.000%, 08/01/14 (A)	200	205
PolyOne
8.875%, 05/01/12	3,200	3,136
Reichhold Industries
9.000%, 08/15/14 (A)	2,716	1,983
Rio Tinto Finance USA
9.000%, 05/01/19	400	479
8.950%, 05/01/14	800	932
Rock-Tenn
9.250%, 03/15/16 (A)	160	168
5.625%, 03/15/13	2,200	2,046
Rockwood Specialties Group
7.500%, 11/15/14	750	724
Ryerson
12.000%, 11/01/15	1,105	1,022
Sappi Papier Holding
6.750%, 06/15/12 (A)	1,485	1,233
Sealed Air
7.875%, 06/15/17 (A)	1,320	1,386
Solo Cup
8.500%, 02/15/14	1,320	1,211
Solutia
0.000%, 12/31/99 (B)	455	1
Steel Capital for OAO Severstal
9.750%, 07/29/13 (A)	380	368
Steel Dynamics
8.250%, 04/15/16 (A)	3,035	2,982
7.375%, 11/01/12	1,500	1,474
6.750%, 04/01/15	250	233
Stone Container
8.375%, 07/01/12 (B)	1,770	1,111
Teck Resources
10.750%, 05/15/19	2,540	2,892
10.250%, 05/15/16	2,715	3,000
Terra Capital, Ser B
7.000%, 02/01/17	1,265	1,192
U.S. Steel
7.000%, 02/01/18	1,480	1,412
6.650%, 06/01/37	640	533
6.050%, 06/01/17	1,040	967
Vedanta Resources
9.500%, 07/18/18 (A)	2,835	2,665
Verso Paper Holdings LLC
11.500%, 07/01/14 (A)	1,460	1,431
9.125%, 08/01/14	3,520	2,297
Vitro
9.125%, 02/01/17 (B)	3,915	1,548

		108,965

Telecommunication Services — 12.7%
Aeroflex
11.750%, 02/15/15	1,015	896
Affinion Group
11.500%, 10/15/15	640	614
10.125%, 10/15/13	1,500	1,491
10.125%, 10/15/13 (A)	2,525	2,509
CC Holdings GS V LLC
7.750%, 05/01/17 (A)	1,250	1,263
CCH II LLC
10.250%, 10/01/13 (A) (B)	2,811	2,941
Cengage Learning Acquisitions
10.500%, 01/15/15 (A)	1,030	937
Centennial Communications
6.347%, 01/01/13 (C)	2,250	2,183
Charter Communications Operating LLC
10.375%, 04/30/14 (A) (B)	845	856
Cincinnati Bell
7.250%, 07/15/13	2,100	2,037
7.000%, 02/15/15	970	912
Citizens Communications
7.125%, 03/15/19	855	778
Cleveland Unlimited
11.500%, 12/15/10 (A) (C)	3,460	3,425
Cricket Communications
10.000%, 07/15/15	825	798
Cricket Communications I
9.375%, 11/01/14	8,527	8,037
Crown Castle International
9.000%, 01/15/15	3,580	3,723
CSC Holdings
8.625%, 02/15/19 (A)	3,005	3,035
8.500%, 06/15/15 (A)	784	792
8.500%, 04/15/14 (A)	2,005	2,035
Digicel Group
12.000%, 04/01/14 (A)	2,905	3,079
9.250%, 09/01/12 (A)	1,480	1,476
8.875%, 01/15/15 (A)	3,280	2,927
DirecTV Holdings LLC
7.625%, 05/15/16	1,760	1,852
DISH DBS
7.875%, 09/01/19 (A)	680	671
7.750%, 05/31/15	5,230	5,125
Fairpoint Communications
13.125%, 04/02/18	2,043	368
Frontier Communications
6.625%, 03/15/15	1,100	1,020

10	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GC Impsat Holdings I
9.875%, 02/15/17 (A)	$2,442	$2,515
GCI
7.250%, 02/15/14	1,000	931
Hughes Network Systems LLC
9.500%, 04/15/14	1,315	1,335
Intelsat
9.250%, 06/15/16	850	861
Intelsat Bermuda
11.250%, 06/15/16	4,780	4,983
11.250%, 02/04/17 (A)	2,765	2,613
Intelsat Jackson Holdings
9.500%, 06/15/16	2,100	2,158
Intelsat Subsidiary Holding
8.875%, 01/15/15 (A)	2,250	2,256
8.875%, 01/15/15	3,175	3,199
iPCS PIK
3.733%, 11/01/09 (C)	2,928	2,115
Lamar Media
9.750%, 04/01/14 (A)	500	530
6.625%, 08/15/15	375	328
Level 3 Financing
12.250%, 03/15/13	1,615	1,575
9.250%, 11/01/14	670	553
8.750%, 02/15/17	1,225	956
4.601%, 02/16/10 (C)	100	70
Liberty Media LLC
8.250%, 02/01/30	2,240	1,702
Lucent Technologies
6.450%, 03/15/29	1,155	785
Mediacom LLC
9.125%, 08/15/19 (A)	875	866
MetroPCS Wireless
9.250%, 11/01/14	6,880	6,751
9.250%, 11/01/14	1,150	1,128
Nextel Communications
7.375%, 08/01/15	4,220	3,603
6.875%, 10/31/13	2,216	1,983
Nielsen Finance LLC
12.500%, 08/01/16	625	438
11.625%, 02/01/14	280	278
11.500%, 05/01/16	275	274
10.000%, 08/01/14	940	888
NII Capital
10.000%, 08/15/16 (A)	3,150	3,119
Nordic Telephone Holdings
8.875%, 05/01/16 (A)	4,130	4,192
Nortel Networks
10.750%, 07/15/16 (B)	725	335
10.125%, 07/15/13 (B)	625	281
0.000%, 07/15/11 (B)	475	209
Orascom Telecom Finance
7.875%, 02/08/14 (A)	2,000	1,800
PAETEC Holding
9.500%, 07/15/15	2,831	2,442
8.875%, 06/30/17 (A)	3,660	3,486
Quebecor Media
7.750%, 03/15/16	5,195	4,896
Qwest
8.375%, 05/01/16 (A)	770	778
7.500%, 10/01/14	855	848
7.250%, 09/15/25	375	308
7.250%, 10/15/35	1,200	924
6.875%, 09/15/33	275	215
Qwest Capital Funding
7.250%, 02/15/11	300	295
Qwest Communications International
7.250%, 02/15/11	2,065	2,049
Qwest Communications International, Ser B
7.500%, 02/15/14	1,125	1,086
Rainbow National Services LLC
10.375%, 09/01/14 (A)	505	528
RH Donnelley
11.750%, 05/15/15 (A) (B)	1,235	766
SBA Telecommunications
8.250%, 08/15/19 (A)	1,680	1,688
8.000%, 08/15/16 (A)	435	434
Sprint Capital
8.750%, 03/15/32	950	789
6.900%, 05/01/19	5,710	4,796
Sprint Nextel
6.000%, 12/01/16	1,270	1,067
Telcordia Technologies
10.000%, 03/15/13 (A)	1,095	660
4.259%, 10/15/09 (A) (C)	3,250	2,673
Telesat Canada
12.500%, 11/01/17	810	834
11.000%, 11/01/15	795	811
Univision Communications
12.000%, 07/01/14 (A)	986	1,035
UPC Holding BV
9.875%, 04/15/18 (A)	3,085	3,120
Videotron Ltee
9.125%, 04/15/18	1,245	1,313
6.375%, 12/15/15	860	789
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)	1,355	1,348
Virgin Media Finance
9.500%, 08/15/16	3,680	3,781
8.750%, 04/15/14	865	878
Visant Holding
10.250%, 12/01/13 (D)	5,005	5,055
8.750%, 12/01/13	1,365	1,379
Vitamin Shoppe Industries
7.940%, 11/15/09 (C)	3,025	2,995
West
11.000%, 10/15/16	950	876
9.500%, 10/15/14	2,349	2,167
Wind Acquisition Finance
12.000%, 12/01/09 (A)	3,015	3,241
11.750%, 07/15/17 (A)	4,858	5,270
Windstream
8.625%, 08/01/16	4,700	4,741
8.125%, 08/01/13	910	910
XM Satellite Radio
11.250%, 06/15/13 (A)	895	929

11	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
XM Satellite Radio Holdings
10.000%, 06/01/11	$370	$334

		183,924

Utilities — 3.0%
AES
9.750%, 04/15/16 (A)	2,125	2,210
8.750%, 05/15/13 (A)	141	143
8.000%, 10/15/17	1,885	1,814
8.000%, 06/01/20	1,660	1,552
Calpine Construction Finance and CCFC Finance
8.000%, 06/01/16 (A)	965	960
Calpine Generating LLC
14.320%, 04/01/11 (B) (C)	1,500	143
Edison Mission Energy
7.500%, 06/15/13	2,525	2,247
7.200%, 05/15/19	550	399
7.000%, 05/15/17	3,045	2,326
Elwood Energy LLC
8.159%, 07/05/26	1,018	891
Energy Future Holdings
11.250%, 11/01/17	1	—
10.875%, 11/01/17	4,745	3,393
Ipalco Enterprises
8.625%, 11/14/11	65	66
KCP&L Greater Missouri Operations
11.875%, 07/01/12	450	511
Mirant Americas Generation LLC
8.500%, 10/01/21	2,883	2,378
Mirant Mid Atlantic Pass Through Trust A
8.625%, 06/30/12	443	446
Mirant North America LLC
7.375%, 12/31/13	2,910	2,794
NRG Energy
8.500%, 06/15/19	1,220	1,187
7.375%, 01/15/17	3,515	3,348
7.375%, 02/01/16	3,150	3,012
7.250%, 02/01/14	3,560	3,462
Orion Power Holdings
12.000%, 05/01/10	930	960
Public Service of New Mexico
7.950%, 05/15/18	2,800	2,799
Puget Sound Energy
6.974%, 12/01/09 (C)	1,035	829
Tenaska Alabama Partners
7.000%, 06/30/21 (A)	279	242
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15	950	629
10.250%, 11/01/15	5,820	3,856
TXU
6.500%, 11/15/24	555	264
TXU, Ser R
6.550%, 11/15/34	765	346

		43,207

Total Corporate Obligations (Cost $1,146,957) ($ Thousands)		1,144,384

LOAN PARTICIPATIONS — 9.1%
ACCO Brands
7.750%, 07/30/12	533	502
Advanstar Communicaitons, 2nd Lien
5.597%, 11/30/14	1,250	113
Aeroflex, Ser B-1
4.099%, 08/16/14	775	704
Affinion Group Holdings
7.469%, 03/01/12 (C)	500	440
Affinion Holding PIK
8.522%, 03/01/12 (C)	3,200	2,816
Affinion Holding
8.522%, 03/01/12 (C)	1,000	880
Alion Science & Technology
9.500%, 02/06/13	2,494	2,138
Alliant Insurance Services
8.000%, 08/21/14	800	736
Alliant Insurance Services, Ser B
3.598%, 08/21/14	1,228	1,130
Allison Transmission
3.030%, 08/07/14 (C)	598	512
Aspect Software, Ser A-1
3.313%, 07/11/11	1,309	1,165
Asurion
6.776%, 07/03/15 (C)	1,200	1,088
Asurion, 2nd Lien
6.776%, 07/03/15 (C)	2,250	2,039
ATP Oil & Gas
9.000%, 12/26/13	221	182
8.500%, 12/26/13	839	692
BOC Edwards, 1st Lien
2.310%, 05/31/14	813	505
Boise Paper
9.250%, 02/22/15	900	759
Boston Generating, 1st Lien
7.339%, 12/20/16	165	4
Boston Generating, 2nd Lien
4.589%, 06/20/14	650	160
Broder Bros. Escrow
0.000%, 10/15/10	1,200	—
Burlington Coat Factory, Ser B
2.575%, 05/28/13	3,121	2,715
Cebridge, 2nd Lien
6.309%, 05/05/14	362	332
6.308%, 05/05/14	1,182	1,085
Central Parking
2.553%, 05/22/14 (C)	1,723	1,275
0.225%, 05/22/14 (C)	114	85
Central Parking Line of Credit (Synthetic)
0.225%, 05/22/14 (C)	503	377
Charter Communications Operating LLC
0.000%, 03/15/14 (B) (C) (H)	2,150	1,995
Charter, Ser B
0.000%, 03/06/14 (B) (H)	1,739	1,614
Chester Downs
12.375%, 12/31/49	675	653
CHS
2.572%, 07/02/14 (C)	36	34

12	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Claire’s Stores
3.131%, 05/29/14	$1,766	$1,173
3.131%, 05/27/14	350	232
Clearwire
0.000%, 07/03/12 (H)	1,181	1,088
0.000%, 07/03/12 (H)	1,500	1,383
9.230%, 07/03/12	499	460
DAE Aviation Holdings, Ser B
4.644%, 09/27/14	277	230
4.072%, 09/27/14 (C)	272	226
Dana
0.000%, 01/31/15 (H)	50	38
Dex Media West LLC, Ser B
4.322%, 10/24/14 (B) (C)	944	809
Dex Media, Ser B
7.000%, 10/24/14	1,038	890
Dresser Rand, 2nd Lien
6.023%, 05/04/15	1,150	960
Femo, Ser B
2.217%, 12/28/15	2,576	1,930
Femo, Ser C
2.216%, 12/27/15	1,314	985
First Data, Ser B-1
3.035%, 09/24/14	105	88
3.018%, 09/24/14	1,254	1,046
3.017%, 09/24/14	1,661	1,385
Flextronics International
2.847%, 10/01/12	1,492	1,382
Flextronics International, Ser A
2.511%, 10/01/14	1,197	1,075
Ford Motor
3.322%, 12/16/13 (C)	5	5
2.640%, 12/14/11	1,177	1,008
2.640%, 12/15/13	565	484
Ford Motor Company
0.000%, 12/14/11 (H)	108	15
Freescale Semiconductor
0.447%, 12/15/14	1,100	1,032
Freescale Semiconductor Incremental
12.500%, 12/15/14	3,374	3,167
Georgia Pacific
2.521%, 12/20/10	62	60
2.312%, 02/14/13	305	295
Greektown Casino
7.750%, 12/03/12	475	348
7.000%, 12/03/12	250	183
Green Valley Ranch Gaming, 2nd Lien
3.879%, 08/06/14	2,000	385
Guitar Center
3.780%, 10/09/13	996	800
3.720%, 10/09/13	1,157	929
Harrah’s Operating
3.500%, 01/28/15	1,744	1,405
Hexion Specialty Chemicals, Ser C1
3.500%, 05/05/13 (C)	1,064	808
Hexion Specialty Chemicals, Ser C2
3.500%, 05/05/13 (C)	119	91
HUB International Holdings, Delayed Draw
2.785%, 06/13/14 (C)	2	1
Iasis Healthcare
6.290%, 06/13/14	610	506
6.289%, 06/13/14	2,364	1,962
Iasis Healthcare
5.738%, 06/13/14	225	187
INEOS Group Holdings PLC
8.001%, 12/13/14	1,985	1,533
7.501%, 12/14/13	1,985	1,524
Ineos Holdings, Ser B
0.000%, 12/16/13 (C) (H)	1,788	1,373
Ineos Holdings, Ser C
0.000%, 12/16/14 (C) (H)	1,788	1,380
Infor Enterprise Solution
0.000%, 03/02/14 (H)	4,594	2,541
Infor Global Solutions
0.000%, 07/28/12 (H)	1,203	1,008
Infor Global Solutions, Ser B
0.000%, 07/30/12 (H)	1,879	1,576
Intelsat Bermuda
2.822%, 02/01/14 (C)	2,400	1,980
Jacuzzi
0.000%, 02/14/14 (H)	435	215
La Paloma
2.010%, 08/16/12	378	329
Landry’s, Ser B
9.500%, 05/13/11	835	841
Language Line, Ser B
3.572%, 05/14/11 (C)	7	7
Las Vegas Sands LLC
0.000%, 05/17/14 (C) (H)	850	662
Las Vegas Sands LLC, Ser B
2.070%, 05/17/14 (C)	1,008	785
Lyondell
1.500%, 12/15/09	836	-32
Lyondell Bank
13.000%, 12/15/09	1,673	1,737
Lyondell Chemical
5.940%, 12/15/09	1,933	1,798
5.750%, 04/30/14	65	31
3.322%, 04/30/14 (B) (C)	283	136
5.727%, 12/15/09	590	549
Lyondell Chemical, Ser A
5.750%, 12/20/13	142	68
3.572%, 12/20/13 (B) (C)	538	260
Lyondell Chemical, Ser B-1
7.000%, 12/20/14	1,155	557
Lyondell Chemical, Ser B-2
7.000%, 12/22/13	217	104
3.822%, 12/22/13 (B) (C)	938	453
Lyondell Chemical, Ser B-3
7.000%, 12/20/14	217	104
3.822%, 12/20/14 (B) (C)	938	453
Lyondell Dutch Revolving Credit
0.322%, 12/20/13 (B) (C)	75	36
Lyondell Dutch, Ser A
5.750%, 12/20/13	41	20
0.322%, 12/20/13 (B) (C)	177	86

13	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lyondell German Holdings, Ser B1
6.000%, 12/22/14	$266	$128
Lyondell German Holdings, Ser B2
6.000%, 12/22/14	266	128
Lyondell German Holdings, Ser B3
6.000%, 12/22/14	50	24
0.809%, 12/22/14 (B) (C)	216	104
McKechnie Aerospace, 1st Lien
2.320%, 05/11/14	1	1
Metroflag, 2nd Lien
11.080%, 01/06/09 (B)	325	16
Murray Bank, 2nd Lien
8.813%, 01/31/11	1,877	1,811
NEFF
4.129%, 05/31/13	810	514
Neiman-Marcus Group
2.493%, 04/26/13	935	770
2.412%, 04/26/13	695	572
New World Gaming
6.095%, 05/18/15	1,300	201
Northwest Airlines
2.322%, 08/21/13 (C)	396	379
2.280%, 08/21/13	208	199
Nuveen Investments
12.500%, 11/09/14	1,275	1,107
3.333%, 11/09/14	1,316	1,066
3.072%, 11/09/14 (C)	380	308
Orbitz Worldwide
2.822%, 07/01/14 (C)	230	188
OSI Restaurant
0.000%, 06/14/14 (H)	1,620	1,283
Outback Term Loan
0.000%, 06/14/14 (H)	920	729
Penhall
9.995%, 04/01/12	760	23
Proquest, 2nd Lien
6.039%, 02/09/15	1,200	1,104
Quebecor
8.250%, 01/16/11	2,000	1,834
Realogy
0.000%, 10/13/13 (H)	1,235	942
Rexnord
8.261%, 03/01/13	1,919	962
Reynolds & Reynolds
2.572%, 10/26/12 (C)	1,982	1,728
Reynolds & Reynolds, 3rd Lien
7.822%, 04/26/14 (C)	2,500	1,390
7.785%, 04/26/14	2,050	1,138
RH Donnelley, Ser D
4.072%, 06/30/11 (B) (C)	1,596	1,302
Rite Aid
9.500%, 05/27/14	1,000	944
Rite Aid
9.500%, 06/01/15	1,040	1,073
Royalty Pharma
7.750%, 05/15/15	1,250	1,163
Sabre Holding, Ser B
2.654%, 09/29/14	1,340	1,096
Sbarro
4.785%, 01/29/14	1,175	964
Sensata Technologies
2.246%, 04/27/13	2,606	2,125
ServiceMaster
2.790%, 10/17/14	175	150
Servicemaster Term Loan
0.000%, 10/17/14 (H)	700	599
Shexion, Ser C1
2.875%, 05/05/13	1,815	1,379
Shexion, Ser C2
2.875%, 05/05/13	399	303
Simmons Bedding
10.500%, 12/19/11	1,155	1,126
Simmons Holdco
7.351%, 02/15/12	1,303	20
7.313%, 02/15/12	1,199	18
Simmons Holdco, Unsecured
7.351%, 02/15/12	436	6
Sorenson Communications
15.000%, 06/30/14	1,950	1,414
0.322%, 06/30/14 (C)	2,000	1,450
Sorenson Communications, 2nd Lien
7.319%, 02/16/14 (C)	4,450	3,966
Stallion Oilfield Service
2.719%, 06/12/13	1,078	701
Talecris Biotherapeutics
6.960%, 12/06/14	645	619
6.822%, 12/06/14 (C)	680	652
TD Ameritrade Holding, Ser A
1.540%, 12/31/11	100	96
Texas Competetive Electric Holdings LLC
3.322%, 10/10/14 (C)	8,465	6,422
Texas Competetive Electric Holdings LLC, Ser B
3.776%, 10/10/14	11	9
Texas Competetive Electric Holdings LLC, Ser B-2
3.322%, 10/10/14 (C)	471	358
Texas Competitive Electric Holdings
3.776%, 10/10/14	2,450	1,858
Texas Competitive Electric Holdings, Ser B3
3.821%, 10/27/14	295	223
3.821%, 10/10/14	272	205
3.776%, 10/10/14	213	161
Univision Communications, Ser B
2.503%, 09/15/14 (C)	1,640	1,282
Verint Systems, Ser T-1
3.522%, 05/25/14 (C)	2,510	2,238
Western Refining
8.250%, 05/30/14	870	852

Total Loan Participations (Cost $137,309) ($ Thousands)		131,318

14	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS — 3.6%

Other Asset-Backed Securities — 3.6%
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.840%, 11/18/19 (A) (C)	$1,561	$1,209
ACAS CLO, Ser 2007-1A, Cl A1J
0.820%, 04/20/21 (A) (C)	3,800	2,546
Ares IIIR CLO, Ser 2007-3RA, Cl SUB
0.000%, 04/16/21 (A)	5,000	350
Ares VR CLO, Ser 2006-5RA, Cl SUB
0.000%, 02/24/18 (A)	3,500	105
Ares XI CLO, Ser 2007-11A, Cl SUB
0.000%, 10/11/21 (A)	3	260
Avis Budget Rental Car Funding AESOP LLC, Cl A
9.310%, 10/20/13 (A)	2,700	2,709
Babson CLO, Ser 2004-II, Cl SUB
0.000%, 11/15/16 (A) (B)	18	45
Babson CLO, Ser 2007-2A, Cl D
2.209%, 10/15/09 (A) (C)	1,065	170
Babson CLO, Ser 2007-2A, Cl INC
0.000%, 10/15/09 (A) (C)	2,700	81
Battalion CLO, Ser 2007-1, Cl 1A
0.000%, 07/14/22 (A) (B)	18	192
Battalion CLO, Ser 2007-1A, Cl E
4.755%, 10/14/09 (A) (C)	2,550	638
Capitalsource Advisors CLO, Ser 2006-1A, Cl SUB
0.000%, 08/27/20 (A)	2,900	58
Carlyle High Yield Partners CLO, Ser 2006-8A, Cl N
0.000%, 05/21/21	3,000	30
Cent CDO, Ser 2007-14A, Cl B
0.869%, 04/15/21 (A) (C)	4,410	2,503
CIFC Funding, Ser 2007-IV
0.000%, 12/19/07	3,900	702
CIFC Funding, Ser 2006-1BA, Cl A3L
1.439%, 09/22/09 (A) (C)	3,525	1,171
CIFC Funding, Ser 2006-1BA, Cl A2L
1.029%, 09/22/09 (A) (C)	6,000	3,248
CIFC Funding, Ser 2006-I
0.000%, 10/20/20 (A) (C)	2,000	50
CIFC Funding, Ser 2006-II
0.000%, 03/01/21 (A) (C)	3,000	180
CIFC Funding, Ser 2007-2A, Cl SUB
0.000%, 04/15/21 (A)	2,500	50
CIFC Funding, Ser 2007-3A, Cl B
1.754%, 10/26/09 (A) (C)	2,700	960
CIT CLO, Ser 2007-1A, Cl D
2.609%, 09/21/09 (A) (C)	3,000	750
CIT CLO, Ser 2007-1A, Cl E
5.609%, 09/21/09 (B) (C)	2,200	330
Connecticut Valley Structured Credit CDO, Ser 2006-3A
0.000%, 03/23/23 (A)	1,200	3
Copper River CLO, Ser 2006-1A, Cl INC
0.000%, 01/20/21 (A) (C)	3,000	600
De Meer Middle Market CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18 (A)	3,167	633
De Meer Middle Market CLO, Ser 2006-1A, Cl B
0.910%, 10/20/09 (A) (C)	1,200	840
Denali Capital CLO VII, Ser 2007- 1A, Cl INC
0.000%, 01/22/22 (A)	4,500	225
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A) (F)	1,403	1,141
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (A)	3,500	105
Emporia Preferred Funding, Cl C
1.403%, 10/23/09 (A) (C)	3,224	1,580
Flagship CLO, Cl B
0.959%, 09/21/09 (A) (C)	3,210	1,814
Gale Force CLO, Ser 2005-1A, Cl COM1
0.000%, 11/15/17 (A)	6,546	2,103
Gale Force CLO, Ser 2007-4A, Cl E
6.825%, 08/20/21 (B) (C)	4,200	1,260
Gale Force CLO, Ser 2007-4A, Cl INC
0.425%, 11/20/09 (C)	60	1,200
Gannett Peak CLO, Cl A2
0.864%, 10/27/09 (A) (C)	3,238	1,716
Gleneagles CLO, Ser AI
0.000%, 11/01/09 (C)	6	60
Greenbriar CLO, Ser 2007-1A, Cl D
3.233%, 11/02/09 (A) (B) (C)	4,690	188
Hamlet, Ser 2005-2A, Cl A2B
0.791%, 11/11/09 (A) (C)	2,800	1,792
Harch CLO, Ser 2005-2A, Cl C
1.305%, 10/22/09 (A) (C)	1,650	775
Harch CLO, Ser 2007-1A, Cl C
1.246%, 10/29/09 (A) (C)	2,750	1,182
Hudson Straits CLO, Cl B
1.259%, 10/15/09 (A) (C)	2,450	1,323
ING Investment Management I CLO
0.000%, 12/01/17 (A) (C)	2	60
ING Investment Management II CLO
0.000%, 08/01/20 (A) (C)	5	144
Lightpoint CLO, Ser 2006-4A, Cl INC
0.000%, 04/15/18 (A)	2,000	20
Marathon CLO, Ser 2005-2A, Cl B
1.409%, 09/21/09 (A) (B) (C)	1,300	495
Marathon CLO, Ser 2005-2A, Cl INC
0.000%, 12/20/19 (A)	1,500	8

15	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Marlborough Street CLO, Ser 2007-1A, Cl A2B
0.860%, 10/19/09 (A) (C)	$2,625	$1,654
Marlborough Street CLO, Ser 2007-1A, Cl INC
0.000%, 04/18/19 (A)	2,300	69
Peritus I CDO
0.000%, 12/19/07 (F)	3,000	60
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (A) (B) (F)	10,361	932
Rockwall Investors CDO
0.000%, 08/01/21 (A) (C)	3,000	30
Sands Point Funding, Ser 2006- 1A, Cl C
1.310%, 10/19/09 (A) (C)	2,580	929
Stanfield Daytona CLO
0.000%, 04/27/21	36	252
Stanfield Veyron CLO, Ser 2006- 1A, Cl SUB
0.000%, 07/15/18	2,000	50
Tralee CDO, Ser 2007-1A, Cl SUB
0.000%, 04/16/22 (A)	2,500	25
Telos CLO, Cl A2
0.910%, 10/13/09 (A) (C)	3,286	1,807
Venture CDO, Cl A2
1.040%, 11/16/09 (A) (C)	3,201	1,665
Venture CDO, Cl A1B
0.840%, 10/20/09 (A) (C)	2,381	1,476
Waterfront CLO, Ser 2007-1A, Cl A2
0.909%, 10/15/09 (A) (C)	4,950	2,970
Whitehorse CLO II
0.000%, 03/15/13 (A) (C)	35	105
Whitehorse, Cl A2
0.930%, 10/19/09 (A) (C)	3,370	1,828

Total Collateralized Debt Obligation (Cost $118,931) ($ Thousands)		51,456

CONVERTIBLE BONDS — 0.8%
ADC Telecommunications
3.500%, 07/15/15	870	647
Advanced Micro Devices
6.000%, 05/01/15	590	395
5.750%, 08/15/12	290	233
Beazer Homes USA
4.625%, 06/15/24	509	420
Bill Barrett
5.000%, 03/15/28	600	551
Century Aluminum
1.750%, 08/01/24	720	628
Developers Diversified Realty
3.000%, 03/15/12 ‡	585	499
Interpublic Group of
4.250%, 03/15/23	680	624
L-1 Identity Solutions
3.750%, 05/15/27	630	548
Level 3 Communications
5.250%, 12/15/11	385	334
Liberty Media LLC
4.000%, 11/15/29	320	144
3.750%, 02/15/30	565	249
Lions Gate Entertainment
2.938%, 10/15/24	1,555	1,433
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	1,950	4
Morgans Hotel Group
2.375%, 10/15/14 (A)	40	21
NII Holdings CV to 8.4517
3.125%, 06/15/12	3,500	2,966
ProLogis
2.250%, 04/01/37 ‡	1,435	1,236
SanDisk
1.000%, 05/15/13	1,260	942
XM Satellite Radio
7.000%, 12/01/14 (A)	95	68

Total Convertible Bonds (Cost $11,062) ($ Thousands)		11,942

PREFERRED STOCK — 0.2%
Axis Capital Holdings (C)	13	818
Crown Castle International	18	915
Dana, Ser B	575	363
GMAC Preferred Blocker*	3	1,318

Total Preferred Stock (Cost $2,204) ($ Thousands)		3,414

GLOBAL BONDS — 0.2%
Lincoln National
8.750%, 07/01/19	1,300	1,454
Mohawk Industries
6.625%, 01/15/16	790	741
Wyndham Worldwide
6.000%, 12/01/16	870	758

Total Global Bonds (Cost $2,503) ($ Thousands)		2,953

COMMON STOCK — 0.1%
Armstrong World Industries *	6,237	208
Broder Bros. * (F)	53,969	33
Core-Mark Holding *	12,992	373
Dana Holdings *	67,821	355
Delta Air Lines *	250	2
Federal Mogul, Cl A *	32,619	410
Owens Corning *	9,946	222

Total Common Stock (Cost $2,877) ($ Thousands)		1,603

	Number of Warrants
WARRANT — 0.0%
Atrium, Expires 10/14/08 * (E) (F)	691	—

Total Warrant (Cost $0) ($ Thousands)		—

16	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.,
0.820% ** † (G)	204,082	$200

Total Affiliated Partnership (Cost $2,121) ($ Thousands)		200

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100% ** †	78,608,155	78,608

Total Cash Equivalent (Cost $78,608) ($ Thousands)		78,608

Total Investments — 98.4% (Cost $1,502,572)($ Thousands) ††		$1,425,878

Percentages are based on a Net Assets of $1,448,445 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Security in default on interest payments.
(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2009. The date reported on the Schedule of Investments is the next reset date.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2009. The coupon on a step bond changes on a specified date.
(E)	This security or a partial position of this security is on loan at August 31, 2009. The total value of securities on loan at August 31, 2009 was $640 ($ Thousands).
(F)	Securities considered illiquid. The total value of such securities as of August 31, 2009 was $1,174 ($ Thousands) and represented 0.08% of Net Assets.
(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2009 was $200 ($Thousands).
(H)	Unsettled Loan Participation. Interest rate not available.
†	Investment in Affiliated Security,
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund’s investments was $1,502,572 ($ Thousands), and the unrealized appreciation and depreciation were $1,423,350 ($ Thousands) and $(1,500,044) ($ Thousands) respectively.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

17	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 63.1%

Consumer Discretionary — 4.6%
Comcast
6.550%, 07/01/39	$5,825	$6,306
COX Communications
8.375%, 03/01/39 (A)	5,975	7,410
Historic TW
6.625%, 05/15/29	8,585	8,529
McDonald’s MTN
6.300%, 03/01/38	3,415	3,925
News America
7.850%, 03/01/39 (A)	7,950	9,286
Procter & Gamble
5.550%, 03/05/37	4,000	4,289
Target
7.000%, 01/15/38	3,560	4,107
Time Warner Cable
8.750%, 02/14/19	9,070	11,184
8.250%, 04/01/19	6,000	7,205
6.750%, 06/15/39	1,650	1,765
Time Warner Entertainment
8.375%, 07/15/33	5,700	6,864
Wal-Mart Stores
6.200%, 04/15/38	8,250	9,205
Yum! Brands
6.875%, 11/15/37	3,765	4,085

		84,160

Consumer Staples — 2.9%
Altria Group
10.200%, 02/06/39	10,950	14,670
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39 (A)	6,370	8,082
6.875%, 11/15/19 (A)	11,800	13,199
Diageo Capital
5.875%, 09/30/36	1,855	1,988
Dr Pepper Snapple Group
6.820%, 05/01/18	2,000	2,231
General Mills
5.650%, 02/15/19	2,750	2,971
HJ Heinz Finance
7.125%, 08/01/39 (A)	4,390	5,155
Philip Morris International
6.375%, 05/16/38	3,500	3,992

		52,288

Energy — 7.6%
Canadian Natural Resources
6.750%, 02/01/39	3,600	4,012
CenterPoint Energy Resources
6.625%, 11/01/37	7,665	7,607
6.000%, 05/15/18	3,500	3,535
ConocoPhillips
6.500%, 02/01/39	18,975	21,939
Devon Financing ULC
7.875%, 09/30/31	3,125	3,849
EnCana
6.500%, 02/01/38	3,625	3,910
E2T
8.125%, 06/01/19	9,365	10,521
Husky Energy
7.250%, 12/15/19	11,200	12,665
Marathon Oil
7.500%, 02/15/19	12,040	13,748
6.600%, 10/01/37	3,700	3,848
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,900	3,360
7.000%, 06/15/18	700	762
Petro-Canada
6.800%, 05/15/38	3,725	3,943
Suncor Energy
6.850%, 06/01/39	3,675	3,927
Talisman Energy
7.750%, 06/01/19	3,075	3,578
TransCanada Pipelines
7.250%, 08/15/38	3,100	3,710
Valero Energy
6.625%, 06/15/37	7,205	6,263
Williams
8.750%, 01/15/20	14,810	16,812
7.875%, 09/01/21	2,150	2,328
XTO Energy
6.100%, 04/01/36	8,315	8,826

		139,143

Financials — 23.6%
American Express
8.125%, 05/20/19	8,860	9,915
BAC Capital Trust XV
1.161%, 12/01/09 (B)	8,000	3,969
Bank of America
8.000%, 01/30/10 (B)	2,700	2,364
7.625%, 06/01/19	5,000	5,505
6.500%, 09/15/37	2,700	2,507
5.750%, 12/01/17	5,750	5,593
5.650%, 05/01/18	19,650	19,000
Bank of America, Ser A
8.070%, 12/31/26 (A)	5,095	4,586
Bear Stearns
7.250%, 02/01/18	8,768	9,999
6.400%, 10/02/17	9,175	9,956
Berkshire Hathaway Finance
5.400%, 05/15/18	4,346	4,642
BRE Properties
5.500%, 03/15/17 ‡	750	664
Capital One Financial MTN
0.930%, 09/10/09 (B)	2,000	2,000
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	1,325	1,312
Chase Capital II
0.983%, 11/02/09 (B)	4,984	3,243
Chubb
6.500%, 05/15/38	7,300	8,341
Citigroup
8.500%, 05/22/19	7,600	8,307
8.125%, 07/15/39	7,910	8,131
6.875%, 03/05/38	13,090	11,823
5.875%, 05/29/37	4,761	3,809
Citigroup Capital XXI
8.300%, 12/21/09 (B)	2,515	2,119

1	SEI Institutional Investments Trust /Quarterly Holdings /August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse NY
6.000%, 02/15/18	$7,600	$7,816
5.300%, 08/13/19	6,250	6,324
Deutsche Bank Capital Funding Trust
5.628%, 01/19/10 (A) (B)	3,195	2,141
ERP Operating ‡
5.750%, 06/15/17	6,250	6,057
Farmers Exchange Capital
7.050%, 07/15/28 (A)	17,350	13,985
First Union Institutional Capital I
8.040%, 12/01/26	1,250	1,137
General Electric Capital MTN
6.875%, 01/10/39	28,745	28,509
5.875%, 01/14/38	9,100	8,078
Goldman Sachs Group
7.500%, 02/15/19	8,290	9,544
6.750%, 10/01/37	16,150	16,169
6.150%, 04/01/18	1,400	1,478
0.651%, 11/06/09 (B)	5,000	4,896
HBOS
6.750%, 05/21/18 (A)	3,700	3,086
HCP MTN ‡
6.700%, 01/30/18	1,500	1,389
6.300%, 09/15/16	2,255	2,111
Health Care REIT ‡
5.875%, 05/15/15	7,725	7,301
HSBC Holdings
6.500%, 09/15/37	8,275	8,558
JPMorgan Chase
6.300%, 04/23/19	9,555	10,475
6.000%, 01/15/18	4,000	4,299
Lincoln National
8.750%, 07/01/19	4,825	5,396
6.300%, 10/09/37	2,660	2,377
Lloyds Banking Group
5.920%, 10/01/09 (A) (B)	2,800	1,176
Macquarie Group
7.625%, 08/13/19 (A)	3,850	3,937
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	9,570	10,739
MBNA Capital, Ser B
1.283%, 11/01/09 (B)	2,151	1,178
Merrill Lynch MTN
8.950%, 11/18/09 (B)	1,340	1,206
8.680%, 11/02/09 (B)	1,305	1,162
MetLife
7.717%, 02/15/19	11,200	13,101
Morgan Stanley
7.300%, 05/13/19	6,445	7,177
6.625%, 04/01/18	10,760	11,498
0.989%, 10/15/09 (B)	15,625	14,194
Nationwide Mutual Insurance
7.875%, 04/01/33 (A)	1,643	1,457
6.600%, 04/15/34 (A)	12,040	9,129
Pacific Life Insurance
9.250%, 06/15/39 (A)	8,245	8,745
PNC Funding
6.700%, 06/10/19	3,235	3,544
Power Receivables Finance
6.290%, 01/01/12 (A)	894	884
Prudential Financial MTN
7.375%, 06/15/19	7,500	8,151
Prudential Holdings LLC
8.695%, 12/18/23 (A)	7,700	7,437
Security Benefit Life
7.450%, 10/01/33 (A)	4,000	320
Sempra Energy ESOP & Trust
5.781%, 11/01/14 (A)	2,000	2,000
Simon Property Group ‡
10.350%, 04/01/19	1,995	2,462
6.125%, 05/30/18	1,965	1,990
5.750%, 05/01/12	1,670	1,751
Wachovia
0.831%, 10/30/09 (B)	10,950	9,311
Wachovia Bank
6.600%, 01/15/38	9,400	9,773
WEA Finance LLC
7.125%, 04/15/18 (A)	4,513	4,636
6.750%, 09/02/19 (A)	2,780	2,738
Weingarten Realty Investors MTN ‡
8.250%, 01/22/10	4,075	4,092
Wells Fargo
7.980%, 09/15/09 (B)	465	418
ZFS Finance USA Trust I
6.150%, 12/15/09 (A) (B)	8,606	7,487

		430,604

Health Care — 6.8%
Abbott Laboratories
6.000%, 04/01/39	8,950	10,084
Aetna
6.750%, 12/15/37	3,400	3,408
Amgen
6.400%, 02/01/39	2,500	2,842
AstraZeneca
6.450%, 09/15/37	6,625	7,791
Bristol-Myers Squibb
6.125%, 05/01/38	6,775	7,670
CIGNA
8.500%, 05/01/19	5,825	6,393
Eli Lilly
5.950%, 11/15/37	3,000	3,325
Johnson & Johnson
5.850%, 07/15/38	7,150	7,955
Merck
5.850%, 06/30/39	7,370	8,116
Novartis Securities Investment
5.125%, 02/10/19	4,000	4,240
Pfizer
7.200%, 03/15/39	20,050	25,172
Roche Holdings
7.000%, 03/01/39 (A)	7,395	9,221
UnitedHealth Group
6.875%, 02/15/38	3,260	3,383
6.625%, 11/15/37	8,855	8,962
6.500%, 06/15/37	4,100	4,073
5.800%, 03/15/36	5,000	4,485
WellPoint
7.000%, 02/15/19	6,506	6,442

		123,562

2	SEI Institutional Investments Trust /Quarterly Holdings /August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Industrials — 3.0%
American Airlines Pass Through Trust, Ser 2009-1A
10.375%, 07/02/19	$580	$612
American Airlines Pass Through Trust, Ser 2003-01
3.857%, 07/09/10	4,950	4,784
Boeing
6.875%, 03/15/39	5,400	6,389
Canadian National Railway
5.550%, 03/01/19	3,900	4,261
Continental Airlines
9.000%, 07/08/16	6,525	6,672
5.983%, 04/19/22	7,175	6,206
Continental Airlines, Ser AMBC
6.236%, 03/15/20	191	164
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11	6,700	6,466
Meccanica Holdings USA
7.375%, 07/15/39 (A)	3,570	4,065
Norfolk Southern
5.900%, 06/15/19	4,395	4,785
5.750%, 01/15/16 (A)	1,500	1,600
Union Pacific
6.625%, 02/01/29	1,941	2,184
6.125%, 02/15/20	5,125	5,661
United Air Lines, Ser 2001-1, C1 A-2
6.201%, 03/29/49	63	63
United Air Lines, Ser 2001-1, Cl A-1
6.071%, 03/01/13	196	193

		54,105

Information Technology — 0.6%
Cisco Systems
5.900%, 02/15/39	3,800	4,061
Oracle
6.125%, 07/08/39	7,050	7,917

		11,978

Materials — 0.8%
Barrick Gold Finance
5.800%, 11/15/34	2,160	2,095
Barrick North America Finance LLC MTN
7.500%, 09/15/38	6,435	8,189
Dow Chemical
9.400%, 05/15/39	4,550	5,521

		15,805

Telecommunication Services — 3.7%
AT&T
6.300%, 01/15/38	15,000	15,748
British Telecommunications
9.625%, 12/15/30	3,170	3,986
Telecom Italia Capital
7.721%, 06/04/38	3,500	4,086
7.175%, 06/18/19	7,375	8,211
Telefonica Emisiones SAU
7.045%, 06/20/36	3,330	3,950
5.877%, 07/15/19	2,850	3,100
Verizon Communications
8.950%, 03/01/39	2,650	3,618
7.350%, 04/01/39	12,135	14,575
6.400%, 02/15/38	4,750	5,152
6.350%, 04/01/19	828	919
Vodafone Group
6.150%, 02/27/37	3,675	3,901

		67,246

Utilities — 9.5%
Alabama Power
6.000%, 03/01/39	1,850	2,047
Appalachian Power
7.950%, 01/15/20	4,160	5,011
Arizona Public Service
8.750%, 03/01/19	5,025	5,894
Consolidated Edison of New York
6.750%, 04/01/38	5,500	6,454
6.650%, 04/01/19	8,200	9,387
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	5,512
EDF
6.950%, 01/26/39 (A)	7,190	8,781
Entergy Gulf States
1.091%, 12/01/09 (B)	1,085	1,083
Entergy Texas
7.125%, 02/01/19	11,750	12,958
Florida Gas Transmission LLC
7.900%, 05/15/19 (A)	6,000	7,096
Florida Power & Light
5.960%, 04/01/39	3,225	3,628
FPL Group Capital
6.000%, 03/01/19	4,000	4,410
Georgia Power
5.950%, 02/01/39	3,850	4,170
Kansas City Power & Light
7.150%, 04/01/19	8,250	9,552
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	5,049
Metropolitan Edison
7.700%, 01/15/19	2,500	2,898
Midamerican Energy Holdings
6.500%, 09/15/37	6,900	7,664
Nisource Finance
10.750%, 03/15/16	5,575	6,529
Oncor Electric Delivery
7.500%, 09/01/38	3,200	4,021
6.800%, 09/01/18	6,680	7,594
Pacific Gas & Electric
6.250%, 03/01/39	4,500	5,073

3	SEI Institutional Investments Trust /Quarterly Holdings /August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Power Contract Financing
6.256%, 02/01/10 (A)	$365	$361
Progress Energy
7.050%, 03/15/19	4,500	5,192
Southern California Edison
6.050%, 03/15/39	7,050	8,026
Southern Union
8.250%, 11/15/29	6,375	7,020
Southwestern Electric Power
6.450%, 01/15/19	6,000	6,481
Texas-New Mexico Power
9.500%, 04/01/19 (A)	8,560	10,001
Union Electric
8.450%, 03/15/39	3,000	3,942
Virginia Electric and Power
8.875%, 11/15/38	5,500	7,632

		173,466

Total Corporate Obligations (Cost $1,043,025) ($ Thousands)		1,152,357

U.S. TREASURY OBLIGATIONS — 21.3%
U.S. Treasury Bill
0.176%, 10/15/09 (C) (D)	52,435	52,429
0.172%, 11/19/09 (C) (D)	25,415	25,408
U.S. Treasury Bonds
6.250%, 08/15/23	100,140	123,923
3.500%, 02/15/39	515	455
4.250%, 05/15/39	115,109	116,386
U.S. Treasury Note
2.625%, 06/30/14	510	517
U.S. Treasury STRIPS
4.421%, 11/15/21 (C) (D)	116,100	69,504

Total U.S. Treasury Obligations (Cost $378,823) ($ Thousands)		388,622

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.5%
FHLB
0.165%, 09/02/09 (C)	39,865	39,865
FICO STRIPS, PO
0.000%, 08/03/18 (C)	20,000	13,530
FICO STRIPS, Ser D-P
4.755%, 09/26/19 (C)	12,145	7,634
FNMA
7.250%, 05/15/30	10,130	13,562
5.625%, 07/15/37	5,975	6,487
6.210%, 08/06/38	16,745	19,457
FNMA STRIPS, PO
0.000%, 07/15/26 to 01/15/27 (C)	28,418	11,929
FNMA STRIPS, PO
5.278%, 10/08/27 (C)	30,920	12,526
0.000%, 10/08/27 (C)	13,966	5,658
Resolution Funding STRIPS
0.000%, 10/15/17 (C)	7,105	5,110
Tennessee Valley Authority
7.125%, 05/01/30	16,030	19,901
5.880%, 04/01/36	16,790	18,729

Total U.S. Government Agency Obligations (Cost $175,652) ($ Thousands)		174,388

MORTGAGE-BACKED SECURITIES — 1.2%

Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2748, Cl ZT
5.500%, 02/15/24	510	527
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	667	712
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	394	384
GNMA ARM
5.375%, 10/20/09 (B)	228	233

		1,856

Non-Agency Mortgage-Backed Obligations — 1.1%
American Home Mortgage Investment Trust, Ser 2007-2, Cl 11A1
0.496%, 09/25/09 (B)	1,895	868
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.506%, 09/25/09 (A) (B)	2,288	1,395
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.220%, 10/10/09 (B)	1,775	1,425
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.546%, 09/25/09 (B)	477	88
Countrywide Home Loans, Ser 2006-2, Cl 1A1
0.586%, 09/25/09 (B)	227	116
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	6,560	4,901
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.489%, 09/21/09 (B)	346	176
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl AM
5.277%, 10/10/09 (B)	1,960	1,556
GS Mortgage Securities II, Ser 2006-GG8, Cl A4
5.560%, 11/10/39	9,115	8,004
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.679%, 09/21/09 (B)	431	253
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.589%, 09/21/09 (B)	625	334
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.656%, 09/25/09 (B)	214	135
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.666%, 09/25/09 (B)	137	74

4	SEI Institutional Investments Trust /Quarterly Holdings /August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
0.696%, 09/25/09 (B)	$54	$34
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.576%, 09/25/09 (B)	26	13
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP7, Cl A4
6.071%, 10/15/09 (B)	535	468
Structured Asset Mortgage Investments, Ser 2006-AR1, Cl 3A1
0.496%, 09/25/09 (B)	554	273
Washington Mutual Mortgage Pass Through Certificates, Ser 2000-1, Cl M2
1.642%, 09/25/09 (B)	193	186
Washington Mutual Mortgage Pass Through Certificates, Ser 2005-AR2, Cl 2A21
0.596%, 09/25/09 (B)	341	203
Washington Mutual Mortgage Pass Through Certificates, Ser 2007-OA3, Cl 4A1
2.046%, 10/25/09 (B)	262	110

		20,612

Total Mortgage-Backed Securities (Cost $24,571) ($ Thousands)		22,468

MUNICIPAL BONDS — 0.9%
State of California, GO
7.550%, 04/01/39	8,000	8,577
State of Illinois, GO
5.100%, 06/01/33	8,925	8,073

Total Municipal Bonds (Cost $15,309) ($ Thousands)		16,650

ASSET-BACKED SECURITIES — 0.9%

Mortgage Related Securities — 0.9%
Bayview Financial Acquisition Trust, Ser 2004-B, Cl A1
1.328%, 09/28/09 (A) (B)	4,880	2,445
Bayview Financial Acquisition Trust, Ser 2005-A, Cl A1
1.328%, 09/28/09 (A) (B)	5,841	3,796
Bayview Financial Revolving Mortgage Loan Trust, Ser 2005-E, Cl A1
0.785%, 09/28/09 (A) (B)	5,600	1,804
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.426%, 09/25/09 (B)	10,978	5,197
Continental Airlines, Ser 2002-1, Cl G1
0.446%, 09/25/09 (B)	184	158
Home Equity Asset Trust, Ser 2007-3, Cl 2A2
0.446%, 09/25/09 (B)	2,300	1,129
Indymac Home Equity Loan Asset-Backed Trust, Ser 2002- A, Cl M1
1.391%, 09/25/09 (B)	522	253
JPMorgan Mortgage Acquisition, Ser 2007-HE1, Cl AV1
0.326%, 09/25/09 (B)	578	392
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV3
0.436%, 09/25/09 (B)	2,565	1,434

Total Asset-Backed Securities (Cost $24,523) ($ Thousands)		16,608

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%* †	13,134,722	13,135

Total Cash Equivalent (Cost $13,135) ($ Thousands)		13,135

COMMERCIAL PAPER — 0.9%
BNP Paribas Finance
0.250%, 11/23/09 (C)	16,100	16,088

Total Commercial Paper (Cost $16,091) ($ Thousands)		16,088

Total Investments — 98.5% (Cost $1,691,129)($ Thousands) ††		$1,800,316

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	72	Sep-2009	$215
U.S. Long Treasury Bond	2,835	Dec-2009	4,561

			$4,776

5	SEI Institutional Investments Trust /Quarterly Holdings /August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

August 31, 2009

A summary of outstanding swap agreements held by the Fund at August 31, 2009, is as follows:

Credit Default Swap

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Credit Suisse	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(1,225)	$(663)

Percentages are based on a Net Assets of $1,826,697 ($ Thousands)

*	The rate reported is the 7-day effective yield as of August 31, 2009.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2009. The date reported on the Schedule of Investments is the next reset date.
(C)	The rate reported is the effective yield at time of purchase.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust
††	At August 31, 2009, the tax basis cost of the Fund’s investments was $1,691,129 ($ Thousands), and the unrealized appreciation and depreciation were $127,619 ($ Thousands) and $(18,432) ($ Thousands) respectively.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

PO — Principal Only

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

See end of Form N-Q Filing for FAS 157 disclosure.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Credit Default Swaps

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008 and was adopted by the Fund effective November 30, 2008.

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation.

6	SEI Institutional Investments Trust /Quarterly Holdings /August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

August 31, 2009

As of August 31, 2009, the Fund is the buyer (“receiving protection”) on a total notional amount of $0.0 million) and is the seller (“providing protection”) on a total notional amount of $1.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Partnership could be required to make if the Partnership were the seller of protection and a credit event were to occur. Those credit default swaps for which the Partnership is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	COPR US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value written credit derivatives	—	$(875,875)	—	—	$(875,875)

Maximum potential amount of future payments	—	1,225,000	—	—	1,225,000

Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—

Collateral held by the partnership can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS
Current credit spread* on underlying (in basis points)[3]
0-1000	—	—	—	—	—

1001-2000	—	—	—	—	—

2,001-3,000	—	—	—	—	—

3,001-4,000	—	—	—	—	1,225,000

> than 4,000	—	—	—	—	—

Total	—	—	—	—	—

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Funds.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

7	SEI Institutional Investments Trust /Quarterly Holdings /August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2009

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 91.7%

Argentina — 5.2%
Alto Parana
6.375%, 06/09/17 (A)		370	$369
Argentina Bonos
7.000%, 10/03/15		1,600	1,000
Province Del Neuquen
8.656%, 10/18/14 (A)		179	179
Province of Buenos Aires
9.625%, 04/18/28 (A)		1,460	695
Province of Buenos Aires Registered
9.625%, 04/18/28		1,335	636
9.375%, 09/14/18		440	222
9.375%, 09/14/18		1,000	506
3.000%, 05/15/35 (B)		1,100	301
Province of Mendoza Registered
5.500%, 09/04/18		334	185
Republic of Argentina
15.500%, 12/19/49 (C)*		9,900	2,291
10.500%, 11/14/02 (C)*		400	66
10.250%, 01/26/07 (C)*	EUR	850	274
10.250%, 02/06/03 (C)*		1,400	231
9.919%, 12/15/35 (D)		2,905	141
9.750%, 09/19/27 (C)*	EUR	1,550	372
9.000%, 11/19/08 (C) *		1,000	165
9.000%, 05/29/49 (C)*	EUR	1,595	497
8.500%, 02/23/05 (C)*		245	40
8.500%, 07/01/49 (C)*	EUR	4,500	1,453
8.375%, 12/20/03 (C)*		1,000	240
8.280%, 12/31/33		7,356	4,266
7.875%, 07/29/05 (C)*		275	45
7.820%, 12/31/33	EUR	1,101	766
7.000%, 10/03/15		23,640	14,133
7.000%, 09/12/13		790	567
7.000%, 03/18/04 (C)*		555	92
6.000%, 03/31/23 (C)*		172	88
3.750%, 12/31/38 (B)		20,920	5,701
2.280%, 12/15/35 (D)		11,725	616
0.943%, 02/03/10 (D)		30,700	8,105
0.659%, 04/21/49 (C)*	EUR	2,818	880
0.000%, 03/31/23 (C)(D)*		1,680	806
Republic of Argentina, Ser E MTN
10.000%, 01/07/05 (C)*	EUR	1,650	533
9.250%, 07/20/04 (C)*	EUR	2,100	678
8.750%, 02/04/49 (C)*	EUR	4,835	1,544
7.000%, 03/18/49	EUR	2,554	792
Transportadora Gas Norte
7.500%,12/31/12 (B)(C)*		100	28
7.500%, 12/31/12 (C) *		350	99
7.500%, 12/31/12 (A)(B)(C)*		210	60
6.500%, 12/31/12 (B)(C)*		60	17
6.500%, 12/31/12 (A) (B)(C)*		30	9
6.500%, 12/31/12 (B)(C)*		60	17

			49,705

Bahrain — 0.1%
CBB International Sukuk
6.247%, 06/17/14		500	526

Belize — 0.0%
Government of Belize Registered
4.250%, 02/20/29		330	185

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
10.039%, 12/11/17 (E)	EUR	2,000	888

Brazil — 9.1%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		3,305	3,445
Banco Safra MTN
10.875%, 04/03/17 (A)	BRL	1,292	646
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/17	BRL	16,255	7,713
Federal Republic of Brazil
12.250%, 03/06/30		195	329
11.000%, 08/17/40		12,365	16,254
10.125%, 05/15/27		4,210	5,894
8.875%, 10/14/19		200	249
8.875%, 04/15/24		3,660	4,557
8.750%, 02/04/25		4,438	5,565
8.500%, 09/24/12	EUR	2,520	4,137
8.250%, 01/20/34		6,945	8,577
8.000%, 01/15/18		10,639	12,101
7.875%, 03/07/15		900	1,039
7.125%, 01/20/37		8,410	9,293
6.000%, 01/17/17		3,640	3,804
5.875%, 01/15/19		1,650	1,704
Petrobras International Finance
7.875%, 03/15/19		1,440	1,624

			86,931

Chile — 0.2%
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		1,300	1,352
Nacional del Cobre de Chile - CODELCO
7.500%, 01/15/19		800	968

			2,320

Colombia — 4.7%
Bogota District Capital
9.750%, 07/26/28 (A)	COP	12,895,000	5,501
Ecopetrol
7.625%, 07/23/19		750	800

1	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2009

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Republic of Colombia
11.750%, 02/25/20		2,758	$3,834
10.375%, 01/28/33		450	607
9.850%, 06/28/27	COP	406,000	207
8.375%, 02/15/27 (F)		3,100	3,457
8.125%, 05/21/24		3,830	4,309
7.375%, 01/27/17		7,085	7,786
7.375%, 09/18/37		8,395	8,773
7.375%, 03/18/19		8,415	9,189
2.240%, 11/16/09 (D)		225	217

			44,680

Croatia — 0.1%
Zagrebacki Holding D.O.O.
5.500%, 07/10/17		1,300	1,227

Dominican Republic — 0.1%
Republic of Dominican Republic
9.040%, 01/23/18		410	378
8.625%, 04/20/27		430	327

			705

Ecuador — 0.1%
Republic of Ecuador Registered
9.375%, 12/15/15		1,550	1,259

El Salvador — 1.1%
Republic of El Salvador
8.250%, 04/10/32		4,735	4,593
7.650%, 06/15/35		6,974	6,416

			11,009

Gabon — 0.2%
Gabonese Republic
8.200%, 12/12/17 (A)		2,100	2,055

Georgia — 0.4%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12		2,500	2,088
Republic of Georgia
7.500%, 04/15/13		2,250	2,109

			4,197

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17 (A)		600	551
8.500%, 10/04/17		1,250	1,156

			1,707

India — 0.4%
Vedanta Resources
9.500%, 07/18/18 (A)		4,025	3,783

Indonesia — 7.1%
Majapahit Holding
8.000%, 08/07/19 (A)		1,765	1,785
7.875%, 06/29/37 (A)		415	378
7.750%, 10/17/16		200	201
7.750%, 10/17/16 (A)		1,200	1,203
7.250%, 10/17/11 (A)		885	907
Republic of Indonesia
11.625%, 03/04/19		900	1,217
11.625%, 03/04/19 (A)		9,560	12,906
10.375%, 05/04/14 (A)		300	359
8.500%, 10/12/35		4,812	5,414
7.750%, 01/17/38		650	669
7.750%, 01/17/38		20,870	21,496
7.500%, 01/15/16		3,740	4,014
7.250%, 04/20/15 (A)		350	374
7.250%, 04/20/15		3,190	3,407
6.875%, 01/17/18		6,435	6,628
6.750%, 03/10/14		2,950	3,100
6.750%, 03/10/14 (A)		1,400	1,463
6.625%, 02/17/37		2,600	2,405
6.625%, 02/17/37 (A)		225	209

			68,135

Iraq — 1.3%
Republic of Iraq
5.800%, 01/15/28		17,865	12,237

Ivory Coast — 0.0%
Republic of Ivory Coast
4.000%, 03/30/18 (C)*		7,000	368

Jamaica — 0.0%
Digicel Group
8.875%, 01/15/15 (A)		450	402

Kazakhstan — 2.8%
CenterCredit International
8.625%, 01/30/14		2,250	1,755
Citigroup Global Markets for Kazkommertsbank
8.700%, 10/07/09 (D)		2,000	960
Halyk Savings Bank of Kazakhstan
9.250%, 10/16/13		875	788
7.750%, 05/13/13		100	85
HSBK Europe
9.250%, 10/16/13 (A)		800	716
7.250%, 05/03/17		650	488
Kazkommerts International MTN
8.000%, 11/03/15		2,400	1,488
7.500%, 11/29/16		3,050	1,830
Kazkommerts International
8.500%, 04/16/13		850	552
7.875%, 04/07/14		500	312
6.875%, 02/13/17		600	482

2	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2009

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
KazMunaiGaz Finance MTN
9.125%, 07/02/18		3,350	$3,241
9.125%, 07/02/18 (A)		6,350	6,120
8.375%, 07/02/13 (A)		3,735	3,642
KazMunaiGaz Finance Sub BV MTN
11.750%, 01/23/15 (A)		3,660	3,957
8.375%, 07/02/13		350	342
Tengizchevroil Finance SARL
6.124%, 11/15/14		503	479

			27,237

Lebanon — 0.0%
Lebanese Republic Registered MTN
8.250%, 04/12/21		460	484

Malaysia — 2.2%
Petroliam Nasional
7.750%, 08/15/15		1,460	1,731
7.625%, 10/15/26		430	516
Petronas Capital
7.875%, 05/22/22		650	793
7.000%, 05/22/12		4,090	4,509
5.250%, 08/12/19		6,695	6,626
Petronas Capital Registered
7.875%, 05/22/22		5,665	6,874

			21,049

Mexico — 6.9%
C10 - EUR Capital SPV
6.277%, 06/30/10 (D)		1,800	1,524
Grupo Senda
10.500%, 10/03/15		1,840	975
Mexican Bonos
7.750%, 12/14/17	MXP	50,825	3,737
NII Capital
10.000%, 08/15/16		4,900	4,784
Oceanografia
11.250%, 07/15/15		686	364
Pemex Project Funding Master Trust MTN
6.625%, 06/15/35		400	364
5.750%, 03/01/18		1,165	1,130
5.750%, 03/01/18 (A)		505	490
Petroleos Mexicanos
8.000%, 05/03/19 (A)		465	523
United Mexican States
11.375%, 09/15/16		540	724
8.300%, 08/15/31		15,230	18,581
8.125%, 12/30/19 (F)		1,595	1,901
7.500%, 04/08/33		1,430	1,610
6.625%, 03/03/15		3,650	3,942
6.050%, 01/11/40		1,560	1,462
5.950%, 03/19/19 (F)		9,034	9,179
5.875%, 02/17/14		1,200	1,266
5.625%, 01/15/17 (F)		6,178	6,255
United Mexican States, Ser A MTN
6.750%, 09/27/34		7,493	7,774

			66,585

Nigeria — 0.2%
GTB Finance
8.500%, 01/29/12		1,000	914
UBS
0.00%, 09/04/17 (A) (D)		800	668

			1,582

Oman — 0.1%
Blue City Investments
13.750%, 11/07/13 (H)		2,750	550
4.264%, 11/10/09 (D)		500	225

			775

Pakistan — 0.8%
Pakistan Mobile Communications
8.625%, 11/13/13 (A)		330	270
Republic of Pakistan
7.125%, 03/31/16		5,110	4,312
6.875%, 06/01/17		3,970	3,176

			7,758

Panama — 2.7%
Republic of Panama
9.375%, 04/01/29		7,690	9,843
9.375%, 01/16/23		595	747
8.875%, 09/30/27 (F)		5,000	6,175
8.125%, 04/28/34		940	1,067
7.250%, 03/15/15		5,525	6,127
6.700%, 01/26/36		1,865	1,898

			25,857

Peru — 3.1%
Interoceanica IV Finance
3.922%, 11/30/25 (A) (E)		762	284
3.918%, 11/30/18 (A) (E)		370	218
Peru Enhanced Pass-Through Finance
6.949%, 06/02/25 (A) (E)		500	180
4.311%, 05/31/18 (A) (E)		1,367	1,008
4.049%, 05/31/18 (E)		856	631
Republic of Peru
8.750%, 11/21/33		1,530	1,886
8.375%, 05/03/16		2,425	2,837
7.350%, 07/21/25		13,970	15,227
7.125%, 03/30/19		2,210	2,431
6.550%, 03/14/37		4,585	4,562

			29,264

Philippines — 5.9%
National Power
9.625%, 05/15/28		1,100	1,221
Power Sector
7.250%, 05/27/19		1,260	1,298

3	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2009

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Republic of Philippines
10.625%, 03/16/25	3,626	$4,909
9.875%, 01/15/19	800	999
9.500%, 02/02/30	5,130	6,567
9.500%, 10/21/24	200	249
9.375%, 01/18/17	10,540	12,648
9.000%, 02/15/13	500	580
8.875%, 03/17/15	700	825
8.375%, 06/17/19	1,050	1,227
8.250%, 01/15/14	2,575	2,945
8.000%, 01/15/16	7,150	8,142
7.750%, 01/14/31	5,724	6,246
7.500%, 09/25/24	8,414	9,129

		56,985

Poland — 1.7%
Poland Government International Bond
6.375%, 07/15/19	15,250	16,361

Qatar — 0.3%
Qtel International Finance MTN
7.875%, 06/10/19	850	940
6.500%, 06/10/14 (A)	750	813
State of Qatar
9.750%, 06/15/30	535	738

		2,491

Russia — 10.3%
ABN Amro Bank
9.625%, 03/01/13	700	761
Alfa Dividend Payment Rights Finance MTN
2.529%, 09/15/09 (A) (D)	235	200
Alfa Invest MTN
9.250%, 06/24/13 (A)	1,200	1,170
Gaz Capital MTN
6.510%, 03/07/22	220	180
6.212%, 11/22/16	800	715
Gaz Capital for Gazprom Registered MTN
8.625%, 04/28/34	1,650	1,733
GPB Eurobond Finance for Gazprombank
6.500%, 09/23/15	800	708
Kazan Orgsintez
9.250%, 10/30/11 (C)*	330	162
Kuznetski (Bank of Moscow)
7.500%, 11/25/15 (D)	1,300	1,190
RSHB Capital MTN
7.175%, 05/16/13	250	249
RSHB Capital for Russian Agricultural Bank
9.000%, 06/11/14 (A)	1,500	1,594
7.750%, 05/29/18	850	820
Russian Federation Registered
12.750%, 06/24/28	7,670	11,437
7.500%, 03/31/30	62,376	63,935
Teorema Holding
11.000%, 10/27/09	2,000	300
TransCapital (Transneft)
8.700%, 08/07/18 (A)	1,065	1,118
7.700%, 08/07/13 (A)	150	156
UBS (Vimpelcom)
8.250%, 05/23/16	190	182
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)	1,160	1,154
9.125%, 04/30/18	1,200	1,199
8.375%, 04/30/13 (A)	1,265	1,260
VTB Capital
6.875%, 05/29/18	5,800	5,575
6.609%, 10/31/12 (A)	3,500	3,408

		99,206

Singapore — 0.5%
Sea Production
4.700%, 02/14/12	8,800	4,840

South Africa — 1.5%
Edcon Proprietary
4.527%, 09/15/09 (D)	2,350	2,226
PE Paper Escrow GmbH
12.000%, 08/01/14	900	931
Republic of South Africa
8.500%, 06/23/17	815	954
6.875%, 05/27/19	2,995	3,216
6.500%, 06/02/14	3,755	4,055
5.875%, 05/30/22	2,845	2,848

		14,230

South Korea — 1.3%
Export-Import Bank of Korea
8.125%, 01/21/14	5,130	5,734
5.875%, 01/14/15	1,125	1,170
Korea Development Bank
8.000%, 01/23/14	2,900	3,223
Korea Hydro & Nuclear Power
6.250%, 06/17/14	1,100	1,161
POSCO
8.750%, 03/26/14 (A)	360	413
Republic of Korea
7.125%, 04/16/19	675	763

		12,464

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19	565	648

Thailand — 0.2%
True Move
10.750%, 12/16/13 (A)	850	782
10.375%, 08/01/14 (A)	850	773

		1,555

Trinidad & Tobago — 0.5%
Petro
9.750%, 08/14/19	653	709

4	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2009

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Petroleum of Trinidad & Tobago
6.000%, 05/08/22		3,975	$3,568
6.000%, 05/08/22 (A)		900	808

			5,085

Tunisia — 0.2%
Banque Centrale de Tunisie
7.375%, 04/25/12		1,910	2,075

Turkey — 6.2%
Globus Capital Finance
8.500%, 03/05/12		700	532
Republic of Turkey
11.875%, 01/15/30		625	975
9.500%, 01/15/14		700	819
8.000%, 02/14/34		2,250	2,455
7.500%, 11/07/19		2,330	2,516
7.500%, 07/14/17		4,870	5,284
7.375%, 02/05/25		7,325	7,749
7.250%, 03/15/15		8,895	9,640
7.250%, 03/05/38		3,515	3,480
7.000%, 06/05/20		250	260
7.000%, 09/26/16		3,185	3,368
7.000%, 03/11/19		2,450	2,557
6.875%, 03/17/36		9,355	8,969
6.750%, 04/03/18		6,930	7,147
Turkey Government Bond
7.674%, 02/02/11 (E)		5,500	3,214

			58,965

Ukraine — 2.5%
Credit Suisse First Boston for City of Kiev
8.000%, 11/06/15		750	529
Credit Suisse First Boston International (Export/Import - Ukraine)
7.650%, 09/07/11		500	455
6.800%, 10/04/12		550	481
Credit Suisse International for JSC Bank for Social Development Ukrsotsbank
8.000%, 02/22/10		2,200	2,178
Government of Ukraine
6.385%, 06/26/12		1,300	1,183
Government of Ukraine Registered
7.650%, 06/11/13		3,340	3,073
6.875%, 03/04/11		400	379
6.875%, 03/04/11 (A)		3,825	3,615
6.750%, 11/14/17		800	656
6.580%, 11/21/16		7,410	6,076
MHP
10.250%, 11/30/11		1,850	1,666
Naftogaz Ukrainy
8.125%, 09/30/09		600	501
Springvale Holdings
9.181%, 09/07/09 (C)(D)(H)*		1,000	150
UK Private Bank
8.000%, 02/06/12 (A)		800	360
UK SPV Credit Finance for JSC Commercial Bank Privatbank
8.000%, 02/06/12		3,000	2,310
Ukraine Government International Bond
6.875%, 03/04/11		100	95

			23,707

United Arab Emirates — 2.1%
Dolphin Energy
5.888%, 06/15/19 (A)		450	447
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14		1,850	2,083
Emirate of Abu Dhabi
6.750%, 04/08/19 (A)		1,420	1,564
Jafz Sukuk
4.169%, 11/27/12 (D)	AED	33,500	7,180
MDC-GMTN
7.625%, 05/06/19		800	861
Nakheel Development
3.173%, 12/14/09		8,050	7,466
Nakheel Development 2
2.750%, 01/16/11		1,350	945

			20,546

Uruguay — 3.1%
Republic of Uruguay
9.250%, 05/17/17		6,670	7,854
8.000%, 11/18/22		12,767	13,724
7.625%, 03/21/36		2,086	2,134
Republic of Uruguay PIK
7.875%, 01/15/33		5,420	5,670

			29,382

Venezuela — 5.8%
Government of Venezuela
13.625%, 08/15/18		905	839
9.375%, 01/13/34		2,820	1,918
9.250%, 09/15/27		2,125	1,557
9.250%, 05/07/28		9,850	6,796
9.000%, 05/07/23		8,795	6,200
8.500%, 10/08/14		2,495	2,096
7.650%, 04/21/25		7,130	4,242
7.000%, 03/31/38		200	106
6.000%, 12/09/20		2,400	1,342
5.750%, 02/26/16		3,600	2,466
1.505%, 10/22/09 (D)		25,825	23,372
Petroleos de Venezuela
5.375%, 04/12/27		4,605	2,003
5.250%, 04/12/17		4,265	2,346

			55,283

Vietnam — 0.2%
Socialist Republic of Vietnam
6.875%, 01/15/16		1,585	1,637

5	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2009

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Yemen — 0.1%
Pemberley SPV Finance 2008 Yemen MTN
11.500%, 02/19/14 (H)		1,100	$638
0.000%, 02/25/20 (D)(H)		1,100	—

			638

Total Global Bonds (Cost $842,723)($ Thousands)			879,008

LOAN PARTICIPATIONS — 1.6%

Angola — 0.1%
Republic of Angola
3.472%,04/30/16 (G)(H)		1,300	1,409

Georgia — 0.0%
Ashmore Cayman SPC No. 2 Limited
0.000%, 04/16/14 (E)(G)(H)		221	119

Indonesia — 0.4%
Star Energy
19.000%, 01/13/10 (G) (H)		4,200	4,200

Nigeria — 0.3%
Oando
13.900%,03/02/10 (G)(H)	NGN	229,710	1,194
13.900%,02/23/10 (G)(H)	NGN	229,710	1,193

			2,387

Russia — 0.2%
Snegri Overseas (G)(H)
10.500%, 04/21/10		2,600	2,080

Singapore — 0.3%
Morton Bay Senior
6.598%,09/30/09 (G)(H)		3,054	3,054

Turkey — 0.3%
Cukurova, Ser B
9.170%,05/01/12 (G)(H)		3,439	2,579

Total Loan Participations (Cost $19,162) ($ Thousands)			15,828

DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP CONTRACTS — 0.6% (J)

United States — 0.6%
Deposits with Credit Suisse First Boston as Collateral for Swap Contract Outstanding		600	600
Deposits with Credit Suisse First Boston as Collateral for Swap Contract Outstanding		2,400	2,400
Deposits with Merrill Lynch as Collateral for Swap Contract Outstanding		1,000	1,000
Deposits with Merrill Lynch as Collateral for Swap Contract Outstanding	NGN	285,300	1,852

Total Deposit with Counterparty as Collateral for Swap Contracts (Cost $6,417) ($ Thousands)			5,852

CONVERTIBLE BONDS — 0.3%

India — 0.3%
FirstSource Solutions CV to 42,549.14 shares
5.941%, 12/04/12 (E)		2,300	2,062
Suzlon Energy CV to 22.630 shares
5.015%, 06/12/12		584	538

Total Convertible Bonds (Cost $2,404) ($ Thousands)			2,600

WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A, Expires 10/27/11*(H)		136	—
Teorema Holding B, Expires 10/27/11*(H)		272	—

Total Warrants (Cost $47) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 0.9%

SEI Liquidity Fund, L.P., 0.440%**† (I)		8,802,498	8,548

Total Affiliated Partnership (Cost $8,802) ($ Thousands)			8,548

Total Investments — 95.1% (Cost $879,555)($ Thousands) ††			$911,836

6	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2009

A summary of outstanding swap agreements help by the Fund at August 31, 2009, is as follows:

Total Return Swaps

Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Depreciation ($Thousands)
Merrill Lynch	Solar Gardens Ltd. Term Loan Credit Facility‡	Cash Deposit Of Notional Amount	Price Return	12/30/09	NGN	285,300	$(328)

Merrill Lynch	Zaporozh Term Loan, 9.784%, 12/31/10	Cash Deposit Of Notional Amount	Price Return	12/31/10		1,000	(380)

							$(708)

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Credit Suisse	Naftogaz Ukrainy, 8.125% 09/30/2009	SELL	5.20	12/20/11		(600)	$(289)
Credit Suisse	Naftogaz Ukrainy, 8.125% 09/30/2009	SELL	5.75	12/20/09		(2,400)	(296)
Credit Suisse	Republic of Kazakhstan	SELL	14.25	02/20/10		(900)	54

							$(531)

A summary of the open futures contracts held by the Fund at August 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 5-Year Treasury Note	32	Dec-2009	$27
U.S. Long Treasury Bond	38	Dec-2009	46

			$73

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/2/09	BRL	2,404	USD	1,270	$(16)
9/2/09-10/2/09	USD	32,232	BRL	61,150	390
9/8/09	USD	4,496	KRW	5,477,450	(109)
9/8/09-9/14/09	USD	4,071	INR	198,457	(9)
9/21/09	USD	2,956	RUB	95,242	31
9/21/09-10/21/09	USD	2,977	MXP	38,886	(70)
9/23/09	TRY	588	USD	377	(13)
9/23/09	USD	5,761	TRY	8,767	58
9/25/09-9/30/09	CHF	20,501	USD	19,314	(94)
9/25/09-9/30/09	EUR	15,808	USD	22,582	(102)

					$66

Percentages are based on a Net Assets of $958,351 ($ Thousands)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2009.
†	Investment in Affiliated Security.
‡	This swap was fair valued on August 31, 2009.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2009. The coupon on a step bond changes on a specified date.
(C)	Security in default on interest payments.
(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2009. The date reported on the Schedule of Investments is the next reset date.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	This security or a partial position of this security is on loan at August 31, 2009. The total value of securities on loan at August 31, 2009 was $8,450 ($ Thousands).
(G)	Securities considered illiquid. The total value of such securities as of August 31, 2009 was $15,828 ($ Thousands) and represents 1.7% of Net Assets.
(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of trustees. The total market value of such securities as of August 31, 2009 was $17,166 and represented 1.8% of Net Assets.
(I)	This security was purchased with cash collateral held from the securities on loan. The total value of such securities as of August 31, 2009 was $8,548 ($ Thousands).
(J)	Cash on loan to swap counterparty as collateral for outstanding swap contracts.

AED — United Arab Emirates Dirham

BRL — Brazilian Real

CHF — Swiss Franc

COP — Colombian Peso

CV — Convertible Security

EUR — Euro

INR — India Rupee

KRW — South Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

NGN — Nigerian Naira

PIK — Payment-in-Kind

RUB — Russian New Rouble

Ser — Series

TRY — New Turkish Lira

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

††	At August 31, 2009, the tax basis cost of the Fund’s investments was $879,555 ($ Thousands), and the unrealized appreciation and depreciation were $67,959 ($ Thousands) and $(35,678)($ Thousands), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

7	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2009

Credit Default Swaps

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation.

As of August 31, 2009, the Fund is the buyer (“receiving protection”) on a total notional amount of $0.0 million)1 and is the seller (“providing protection”) on a total notional amount of $3.9 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX		Total
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt
Fair value written credit derivatives	$—	$(569,340)	$—	$—	$(569,340)

Maximum potential amount of future payments	—	3,900,000	—	—	3,900,000

Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—

Collateral held by the Fund can obtain upon occurrence of triggering event	—	3,900,000	—	—	3,900,000

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

8	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2009

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS
Current credit spread* on underlying (in basis points)[1]

0-500	—	—	900,000	—	—

501-1,000	—	—	—	—	—

1,001-2,500	—	—	—	—	—

2,501-5,000	—	—	600,000	—	—

> than 5,000	—	—	2,400,000	—	—

Total	—	—	3,900,000	—	—

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

9	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Plus Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 98.0%
U.S. Treasury Inflation-Protected Securities
3.500%, 01/15/11	$5,607	$5,820
2.375%, 04/15/11	14,022	14,355
3.375%, 01/15/12	20,964	22,097
2.000%, 04/15/12	35,312	36,117
3.000%, 07/15/12	37,312	38,950
0.625%, 04/15/13	20,379	20,060
1.875%, 07/15/13	49,935	50,793
2.000%, 01/15/14	41,468	42,246
2.000%, 07/15/14	19,294	19,686

		250,124

U.S. Treasury Note 2.625%, 07/31/14	13,775	13,939

Total U.S. Treasury Obligations (Cost $259,753) ($ Thousands)		264,063

Total Investments — 98.0% (Cost $259,753)($ Thousands) †		$264,063

Percentages are based on a Net Assets of $269,496 ($ Thousands)

†	At August 31, 2009, the tax basis cost of the Fund’s investments was $259,753 ($ Thousands), and the unrealized appreciation and depreciation were $4,844 ($ Thousands) and $(534) ($ Thousands), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

1	SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2009

The following is a summary of the inputs used as of August 31, 2009 valuing the Fund’s investments in accordance with FAS 157 carried at value ($ Thousands):

Large Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$763,947	$—	$—	$763,947
U.S. Treasury Obligation	—	5,198	—	5,198
Affiliated Partnership	—	76,799	—	76,799
Cash Equivalent	20,340	—	—	20,340

Total Investments in Securities	$784,287	$81,997	$—	$866,284

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$993	$—	$—	$993

Total Other Financial Instruments	$993	$—	$—	$993

Large Cap Diversified Alpha Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$285,709	$—	$—	$285,709
U.S. Treasury Obligations	—	6,245	—	6,245
Cash Equivalent	8,332	—	—	8,332
Affiliated Partnership	41,890	—	—	41,890

Total Investments in Securities	$335,931	$6,245	$—	$342,176

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$4,263	$—	$—	$4,263

Total Other Financial Instruments	$4,263	$—	$—	$4,263

Large Cap Disciplined Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,702,045	$—	$—	$5,702,045
U.S. Treasury Obligations	—	128,987	—	128,987
Cash Equivalent	206,891	—	—	206,891
Affiliated Partnerships	694,758	1,131,701	—	1,826,459

Total Investments in Securities	$6,603,694	$1,260,688	$—	$7,864,382

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$80,180	$—	$—	$80,180

Total Other Financial Instruments	$80,180	$—	$—	$80,180

Large Cap Index Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$447,996	$—	$—	$447,996
U.S. Treasury Obligation	—	828	—	828
Cash Equivalent	7,945	—	—	7,945
Affiliated Partnership	—	77,029	—	77,029

Total Investments in Securities	$532,970	$77,857	$—	$533,798

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$660	$—	$—	$660

Total Other Financial Instruments	$660	$—	$—	$660

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,057,906	$1,442	$—	$1,059,348
Convertible Bonds	—	6,878	752	7,630
Preferred Stock	—	1,931	—	1,931
Exchange Traded Funds	648	—	—	648
Warrants	2	159	—	161
Right	—	—	—	—
U.S. Treasury Obligation	—	4,068	—	4,068
Affiliated Partnership	—	166,123	—	166,123
Cash Equivalent	43,496	—	—	43,496

Total Investments in Securities	$1,102,052	$180,601	$752	$1,283,405

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$2,024	$—	$—	$2,024

Total Other Financial Instruments	$2,024	$—	$—	$2,024

			Convertible Bonds
Beginning balance as of June 1, 2009			$321
Accrued discounts/premiums			4
Realized gain/(loss)			—
Change in unrealized appreciation/(depreciation)			26
Net purchases/sales			401
Net transfer in and/or out of Level 3			—

Ending balance as of August 31, 2009			$752

Small/Mid Cap Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,923,826	$1,154	$—	$1,924,980
Convertible Bonds	—	6,956	411	7,367
Exchange Traded Funds	3,087	—	—	3,087
Preferred Stock	—	1,860	—	1,860
Warrants	40	172	—	212
U.S. Treasury Obligations	—	6,468	—	6,468
Affiliated Partnership	—	271,476	—	271,476
Cash Equivalent	70,448	—	—	70,448

Total Investments in Securities	$1,997,401	$288,086	$411	$2,285,898

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$3,866	$—	$—	$3,866

Total Other Financial Instruments	$3,866	$—	$—	$3,866

Convertible Bonds
Beginning balance as of June 1, 2009	$384
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	27
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of August 31, 2009	$411

U.S. Managed Volatility Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$249,544	$—	$—	$249,544
U.S. Treasury Obligation	—	1,200	—	1,200
Cash Equivalent	11,976	—	—	11,976

Total Investments in Securities	$261,520	$1,200	$—	$262,720

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$371	$—	$—	$371

Total Other Financial Instruments	$371	$—	$—	$371

International Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$552,636	$132,202	$—	$684,838
Preferred Stock	3,833	—	—	3,833
Mortgage-Backed Securities	—	16,587	—	16,587
Asset-Backed Securities	—	7,617	—	7,617
Corporate Obligation	—	240	—	240
Rights	21	—	—	21
Warrants	—	15	—	15
U.S. Treasury Obligations	—	6,533	—	6,533
Affiliated Partnership	—	32,914	—	32,914
Cash Equivalent	12,813	—	—	12,813

Total Investments in Securities	$569,303	$196,908	$—	$765,411

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$2,115	$—	$—	$2,115
Forwards	—	882	—	882
Credit Default Swaps	—	668	—	668
Total Return Swap	—	6,954	—	6,954

Total Other Financial Instruments	$2,115	$8,504	$—	$10,619

World Equity Ex-US Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,376,566	$433,804	$—	$2,810,370
Preferred Stock	48,046	—	—	48,046
Mortgage-Backed Securities	—	44,575	—	44,575
Asset-Backed Securities	—	19,741	—	19,741
Corporate Obligation	—	267	—	267
Rights	71	—	—	71
Warrants	—	47	—	47
U.S. Treasury Obligations	—	16,709	—	16,709
Affiliated Partnership	—	150,563	—	150,563
Cash Equivalents	94,444	—	—	94,444

Total Investments in Securities	$2,519,127	$665,706	$—	$3,184,833

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$12,376	$—	$—	$12,376
Forwards	—	2.838	—	2,838
Credit Default Swaps	—	892	—	892
Total Return Swaps	—	6,063	—	6,063

Total Other Financial Instruments	$12,376	$9,793	$—	$22,169

Screened World Equity Ex-US Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,440	$8,708	$—	$54,148
Preferred Stock	1,411	4	—	1,415
Rights	2	—	—	2
Warrant	—	1	—	1
U.S. Treasury Obligation	—	175	—	175
Cash Equivalent	8,779	—	—	8,779

Total Investments in Securities	$55,632	$8,888	$—	$64,520

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$100	$—	$—	$100

Total Other Financial Instruments	$100	$—	$—	$100

Enhanced LIBOR Opportunities Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$16,111	$—	$16,111
Asset-Backed Securities	—	9,874	—	9,874
Mortgage-Backed Securities	—	9,271	—	9,271
U.S. Government Agency
Obligations	—	10,062	—	10,062
U.S. Treasury Obligation	—	2,358	—	2,358
EuroDollar	—	151	—	151
Loan Participations	—	46,550	—	46,550
Repurchase Agreement	—	2,000	—	2,000
Cash Equivalents	9,100	—	—	9,100
Affiliated Partnership	64,917	—	—	64,917

Total Investments in Securities	$74,017	$96,377	$—	$170,394

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(36)	$—	$—	$(36)
Forwards	—	—	—	—

Total Other Financial Instruments	$(36)	$—	$—	$(36)

Common Stock
Beginning balance as of June 1, 2009	$88
Accrued discounts/premiums	—
Realized gain/(loss)	22
Change in unrealized appreciation/(depreciation)	(88)
Net purchases/sales	(22)
Net transfer in and/or out of Level 3	—

Ending balance as of August 31, 2009	$—

Core Fixed Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$2,624,931	$14,146	$2,639,077
Corporate Obligations	—	1,300,714	426	1,301,140
U.S. Treasury Obligations	—	568,022	—	568,022
Asset-Backed Securities	—	213,317	5,025	218,342
U.S. Government Agency
Obligations	—	52,840	—	52,840
Municipal Bond	—	2,299	—	2,299
Preferred Stock	—	521	—	521
Purchased Option	—	—	1	1
Commercial Paper	—	1,544	—	1,544
Affiliated Partnership	—	398,310	—	398,310
Cash Equivalents	271,246	—	—	271,246

Total Investments in Securities	$271,246	$5,162,498	$19,598	$5,453,342

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(839)	$—	$(124)	$(963)
Written Swaptions	—	(27)	—	(27)

Total Liabilities	$(839)	$(27)	$(124)	$(990)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$2,044	$—	$—	$2,044
Forwards	—	166	—	166
Credit Default Swaps	—	(19,187)	—	(19,187)
Interest Rate Swaps	—	(412)	—	(412)

Total Other Financial Instruments	$2,044	$(19,433)	$—	$(17,389)

	Asset Backed	Mortgage Backed	Corporate Obligations	Written Options	Purchased Options
Beginning balance as of June 1, 2009	$6,790	$6,163	$438	$—	$(39)
Accrued discounts/premiums	(401)	—	14	—	—
Realized gain/(loss)	(1,764)	—	—	—	139
Change in unrealized appreciation/(depreciation)	400	1,284	(26)	(8)	(191)
Net purchases/sales	—	6,699	—	9	(33)
Net transfer in and/or out of Level 3	—	—	—	—	—

Ending balance as of August 31, 2009	$5,025	$14,146	$426	1	(124)

High Yield Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,134,896	$9,488	$1,144,384
Collateralized Debt Obligation	—	8,643	42,813	51,456
Convertible Bonds	—	11,938	4	11,942
Preferred Stock	—	3,414	—	3,414
Global Bonds	—	2,953	—	2,953
Common Stock	1,570	—	33	1,603
Warrant	—	—	—	—
Loan Participations	—	111,147	20,171	131,318
Affiliated Partnership	—	200	—	200
Cash Equivalent	78,608	—	—	78,608

Total Investments in Securities	$80,178	$1,273,191	$72,509	$1,425,878

	Corporate Obligations	Collateralized Debt Obligations	Loan Participations	Convertible Bonds	Common Stock
Beginning balance as of June 1, 2009	$3,528	$18,579	$4,212	$4	$—
Accrued discounts/premiums	34	280	43	—	—
Realized gain/(loss)	39	1,933	—	—	—
Change in unrealized appreciation/(depreciation)	(109)	2,305	1,276	—	—
Net purchases/sales	5,996	19,716	14,640	—	33
Net transfer in and/or out of Level 3	—	—	—	—	—

Ending balance as of August 31, 2009	$9,488	$42,813	$20,171	$4	$33

Long Duration Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,152,357	$—	$1,152,357
U.S. Treasury Obligations	—	388,622	—	388,622
U.S. Government Agency
Obligations	—	174,388	—	174,388
Mortgage-Backed Securities	—	22,468	—	22,468
Municipal Bonds	—	16,650	—	16,650
Asset-Backed Securities	—	16,608	—	16,608
Commercial Paper	—	16,088	—	16,088
Cash Equivalents	13,135	—	—	13,135

Total Investments in Securities	$13,135	$1,787,181	$—	$1,800,316

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$4,776	$—	$—	$4,776
Credit Default Swaps	—	(663)	—	(663)

Total Other Financial Instruments	$4,776	$(663)	$—	$4,113

Emerging Markets Debt Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$879,008	$—	$879,008
Convertible Bonds	—	2,600	—	2,600
Deposit with Counterparty as
Collateral for Swap Contracts	—	5,852	—	5,852
Warrants	—	—	—	—
Loan Participations	—	—	15,828	15,828
Affiliated Partnership	—	8,548	—	8,548

Total Investments in Securities	$—	$896,008	$15,828	$911,836

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$73	$—	$—	$73
Forwards	—	66	—	66
Credit Default Swaps	—	(531)	—	(531)
Total Return Swaps	—	—	(708)	(708)

Total Other Financial Instruments	$73	$465	$(708)	$(1,100)

Loan Participations
Beginning balance as of June 1, 2009	$11,161
Accrued discounts/premiums	6
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	461
Net purchases/sales	4,200
Net transfer in and/or out of Level 3	—

Ending balance as of August 31, 2009	$15,828

Total Return Swaps
Beginning balance as of June 1, 2009	$(975)
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	267
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of August 31, 2009	$(708)

Real Return Plus Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$264,063	$—	$264,063

Total Investments in Securities	$—	$264,063	$—	$264,063

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Institutional Investments Trust

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 30, 2009

By (Signature and Title)*	/s/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: October 30, 2009